    As filed with the Securities and Exchange Commission on April 23, 2010



                                                            File Nos. 333-161443

                                                                       811-03365


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                                                                              []

                        Post-Effective Amendment No. 1


                                                                             [x]
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 367


                                                                             [x]
                        (Check Appropriate Box or Boxes)



                    MetLife Investors USA Separate Account A

                           (Exact Name of Registrant)



                    MetLife Investors USA Insurance Company

               5 Park Plaza, Suite 1900 Irvine, California 92614


        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                               Richard C. Pearson

                                 Vice President

                    MetLife Investors USA Insurance Company

                          c/o 5 Park Plaza, Suite 1900

                                Irvine, CA 92614

                                 (949) 223-5680


                                  COPIES TO:


                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP

                          1275 Pennsylvania Avenue, NW

                           Washington, DC 20004-2415

                                 (202) 383-0590


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x]    on May 1, 2010 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Individual Variable Annuity Contracts

THE VARIABLE ANNUITY CONTRACT

ISSUED BY

METLIFE INVESTORS USA INSURANCE COMPANY

AND

METLIFE INVESTORS USA SEPARATE ACCOUNT A

METLIFE GROWTH AND GUARANTEED INCOME/SM/


MAY 1, 2010


This prospectus describes the single premium deferred variable annuity contract offered by MetLife Investors USA Insurance Company (MetLife Investors USA or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. The contract includes a Guaranteed Withdrawal Benefit for Life ("GWB") feature that allows for guaranteed withdrawals that begin when the youngest annuitant reaches age 59 1/2 and last for the life or lives of the annuitiant(s) provided that specified conditions are met. This feature does not guarantee the net asset value of the underlying investment option.

The annuity contract has a single investment choice. Your contract value also may be allocated to the Fidelity VIP Money Market Portfolio (the "Money Market Portfolio") under certain circumstances, as described in "Purchase--Free Look". Please see page 12 for more information.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
(INVESTOR CLASS):
FIDELITY(R) VIP FUNDSMANAGER(R) 60% PORTFOLIO

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors USA Variable Annuity contract.


To learn more about the MetLife Investors USA Variable Annuity contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2010. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 42 of this prospectus. For a free copy of the SAI, or for further information, call us at (800) 544-2442, or write the Annuity Service Center: P.O. Box 770001, Cincinnati, OH 45277-0050.


THE CONTRACTS:

ARE NOT BANK DEPOSITS
ARE NOT FDIC INSURED
ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY ANY BANK OR CREDIT UNION
MAY BE SUBJECT TO LOSS OF PRINCIPAL

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


MAY 1, 2010

TABLE OF CONTENTS

INDEX OF SPECIAL TERMS............................  4
HIGHLIGHTS........................................  5
FEE TABLES AND EXAMPLES...........................  7
    Investment Option Expenses....................  9
    Examples...................................... 10
    Condensed Financial Information............... 10
1.  THE ANNUITY CONTRACT.......................... 11
2.  PURCHASE...................................... 12
    Purchase Payments............................. 12
    Allocation of Purchase Payments............... 12
    Free Look..................................... 12
    Accumulation Units............................ 13
    Contract Value................................ 14
    Replacement of contracts...................... 14
3.  INVESTMENT OPTIONS............................ 15
    Money Market Portfolio........................ 15
    Voting Rights................................. 16
    Substitution of Investment Options............ 16
4.  EXPENSES...................................... 17
    Product Charges............................... 17
       Variable Account Product Charges........... 17
       Surrender Charge........................... 17
    Premium and Other Taxes....................... 18
    Exchange Fee.................................. 18
    Income Taxes.................................. 18
    Investment Option Expenses.................... 18
5.  ANNUITY PAYMENTS (THE INCOME
     PHASE)....................................... 19
    Annuity Date.................................. 19
    Annuity Income Options........................ 19
    Additional Information........................ 21
6.  ACCESS TO YOUR MONEY.......................... 22
    Systematic Withdrawal Program................. 22
    Suspension of Payments or Exchanges........... 23
7.  GUARANTEED WITHDRAWAL BENEFIT FOR
     LIFE......................................... 24
    GWB Amount.................................... 25
    GWB Value..................................... 25
    Withdrawals Before Youngest Annuitant Reaches
     Age 59 1/2................................... 26
    Withdrawals in Excess of Annual GWB
     Amount....................................... 26
    Conversion of GWB Amount to Annuity
     Payments..................................... 27
    Additional Information........................ 28

 8.  PERFORMANCE...................................... 29
 9.  DEATH BENEFIT DURING THE
      ACCUMULATION PHASE.............................. 30
     Death Benefit.................................... 30
     General Death Benefit Provisions................. 31
     Spousal Continuation............................. 32
10.  FEDERAL INCOME TAX STATUS........................ 33
11.  OTHER INFORMATION................................ 39
     MetLife Investors USA............................ 39
     The Variable Account............................. 39
     Distributor...................................... 39
     Selling Firm..................................... 40
     Compensation Paid to Selling Firm................ 40
     Additional Compensation.......................... 40
     Requests and Elections........................... 40
     Confirming Transactions.......................... 41
     Ownership........................................ 41
     Legal Proceedings................................ 42
     Financial Statements............................. 42
     Table of Contents of the Statement of Additional
      Information..................................... 42
APPENDIX A--Accumulation Unit Values.................. 43
APPENDIX B--Death Benefit Examples.................... 44
APPENDIX C--Guaranteed Withdrawal Benefit for
 Life Examples........................................ 45

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                           Page

               Accumulation Phase                            11

               Accumulation Unit                             13

               Annuitant                                     42

               Annuity Date                                  19

               Annuity Income Options                        19

               Annuity Payments                              19

               Beneficiary                                   42

               Business Day                                  12

               Contract Value                                14

               Good Order                                    41

               GWB Amount                                    25

               GWB Value                                     25

               Income Phase                                  11

               Investment Options                            15

               Joint Annuitants                              42

               Joint Owners                                  42

               Owner                                         42

               Purchase Payment                              12

               Variable Account                              39

               Withdrawal Percentage                         25

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make one purchase payment to us and we agree to make a series of annuity payments at a later date. Your contract value will be invested on a tax-deferred basis in the Fidelity VIP FundsManager 60% Portfolio. The contract is intended for retirement savings or other long-term investment purposes. The contract includes a Guaranteed Withdrawal Benefit for Life (GWB) feature that allows for guaranteed withdrawals that begin when the youngest annuitant reaches age
59 1/2 and last for the life or lives of the annuitant(s). It is important that you carefully manage withdrawals under the GWB feature. EXCESS WITHDRAWALS (WHICH INCLUDE ALL WITHDRAWALS PRIOR TO THE YOUNGEST ANNUITANT REACHING AGE
59 1/2 ) MAY SIGNIFICANTLY REDUCE THE INCOME YOU RECEIVE FROM THE GWB FEATURE, AND AN EXCESS WITHDRAWAL THAT REDUCES THE CONTRACT VALUE TO ZERO WILL TERMINATE THE CONTRACT (see "Guaranteed Withdrawal Benefit for Life--Managing Your Withdrawals" for more information).

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the first five contract years, we may assess a 2% surrender charge. The income phase occurs when you begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract.

If you choose to annuitize the contract, your annuity payments will be made on a fixed basis. The amount of each payment generally will not change during the income phase.

TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals on a tax qualified and non-tax qualified basis. For any tax-qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")

STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, exchange rights and limitations, the right to reject purchase payments, the right to assess exchange fees, requirements for unisex annuity rates, and the availability of certain features of the GWB. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.

FREE LOOK. You have the right to cancel the purchase of your contract for at least ten days after you receive it. We assume it will take five days from the day we mail the contract until you receive it. This is called the "Free Look Period". The time you have to return your contract may be longer, depending on the state where you purchase the contract and other factors. Some states allow us to refund your contract value plus any deductions made for premium taxes. Other states and federal tax laws require that we return at least your purchase payment for at least a portion of the Free Look Period.

If your contract is a qualified contract or if state law requires that we return at least the amount of your purchase payment, then your contract will be invested entirely in the Money Market Portfolio for either 15 days or the length of time we are required to return at least the amount of your purchase payment, whichever is longer. This is called the Money Market Period. Then at the close of the business day in which the Money Market Period expires, we will transfer your contract value to the Fidelity VIP FundsManager 60% Portfolio. Together with your contract, we will provide notice to you of the date on which your Free Look Period ends. If you cancel the contract during the Money Market Period, we will return the greater of your purchase payment or your contract value. For other cancellations, we will pay you your contract value. If your contract is a non-qualified contract and state law requires that we return an amount based on your contract value, then your purchase payment will be invested in the Fidelity VIP FundsManager 60% Portfolio beginning on the contract date.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (i.e., certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). A contract may have two owners (generally limited to two natural persons who must be spouses).


INQUIRIES. If you need more information, please contact our Annuity Service Center at:

Annuity Service Center
P.O. Box 770001
Cincinnati, Ohio 45277-0050
(800) 634-9361

FEE TABLES AND EXAMPLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or exchange contract value between investment options. State premium taxes of 0% to 3.5% may also be deducted.

Owner Transaction Expenses Table

        Surrender Charge (Note 1)
        (as a percentage of amount withdrawn)   2%

        Exchange Fee (Note 2)                  $25
                                               $ 0 (First 12 per year)

Note 1. If any amount is withdrawn during the first five contract years, a surrender charge may be assessed. Surrender charges are calculated in accordance with the following. (See "Expenses--Surrender Charge.")

             Number of Complete Years from         Surrender Charge
             Contract Date                  (% of Amount Withdrawn)
             -------------                  -----------------------
                     0                          2
                     1                          2
                     2                          2
                     3                          2
                     4                          2
                   5 and thereafter             0

Note 2. Currently, the contract offers only one investment option. In the future, we may make additional investment options available. There is no charge for the first 12 exchanges in a contract year; thereafter the fee is $25 per exchange. MetLife Investors USA is currently waiving the exchange fee, but reserves the right to charge the fee in the future.

The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including investment option fees and expenses.


   Variable Account Annual Expenses
   (referred to as Variable Account Product Charge)
   (as a percentage of average contract value in the variable account)

   Mortality and Expense Charge
         Single annuitant                                               1.90%
         Joint annuitants                                               2.05%

The next table shows the minimum and maximum total operating expenses charged by the investment options that you may pay periodically during the time that you own the contract. An investment option may impose a redemption fee in the future. More detail concerning each investment option's fees and expenses is contained in the prospectus for that investment option and in the following tables.


                                                            Minimum (1) Maximum (2)
                                                            ----------- -----------
Total Annual Portfolio Expenses                                0.33%       0.88%
(expenses that are deducted from investment option assets,
including management fees, 12b-1/service fees, and other
expenses)


Note 1. You may not choose to allocate purchase payment or exchange contract value to the Fidelity VIP Money Market Portfolio. See "Purchase--Free Look" for more information.
Note 2. The total annual portfolio expenses of the Fidelity VIP FundsManager 60% Portfolio include the fees and expenses of the underlying portfolios (Acquired Fund Fees and Expenses).

For information concerning compensation paid for the sale of the contracts, see "Other Information--Distributor."

INVESTMENT OPTION EXPENSES
(as a percentage of the average daily net assets of an investment option)

The following table is a summary. For more complete information on investment option fees and expenses, please refer to the prospectus for each investment option.


                                                               Acquired     Total    Contractual    Net Total
                                           12b-1/             Fund Fees    Annual     Fee Waiver       Annual
                               Management Service    Other          and Operating and/or Expense    Operating
                                     Fees    Fees Expenses Expenses (1)  Expenses  Reimbursement Expenses (2)
FIDELITY VARIABLE
  INSURANCE PRODUCTS
   Fidelity VIP
   FundsManager
      60% Portfolio (3)           0.25%    0.00%    0.00%      0.63%      0.88%        0.00%         0.88%
   Fidelity VIP Money
   Market Portfolio (4)           0.19%    0.00%    0.14%      0.00%      0.33%        0.00%         0.33%



The investment options provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2009.

  (1) Acquired Fund Fees and Expenses incurred indirectly as a result of investing in shares of one or more underlying portfolios.
  (2) Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
  (3) The Portfolio is a "fund of funds" that invests substantially all of its assets in other investment companies. Because the Portfolio invests in other investment companies, the Portfolio will bear its pro rata portion of the operating expenses of the underlying investment companies in which it invests, including the management fee.
  (4) You may not choose to allocate purchase payment or exchange contract value to the Fidelity VIP Money Market Portfolio. See "Purchase--Free Look" for more information.

EXAMPLES

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, variable account annual expenses, and investment option fees and expenses.


The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the joint annuitants Variable Account Product Charge of 2.05% and Total Annual Portfolio Expenses (including Acquired Fund Fees and Expenses) of 0.88% for the Fidelity VIP FundsManager 60% Portfolio as the investment option fees and expenses. An example based on the Money Market Portfolio's fees and expenses is not presented, because you may not allocate purchase payment or contract value to the Money Market Portfolio (see "Purchase--Free Look" for more information). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


(1) If you surrender your contract at the end of the applicable time period:


                        -------------------------------
                                 TIME PERIODS
                        -------------------------------
                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                        -------------------------------
                         $500  $1,099  $1,741   $3,278
                        -------------------------------


(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:


                        -------------------------------
                                 TIME PERIODS
                        -------------------------------
                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                        -------------------------------
                         $300   $919   $1,561   $3,278
                        -------------------------------


The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment option. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

CONDENSED FINANCIAL INFORMATION


Condensed financial information (accumulation unit value information) is located in "Appendix A--Accumulation Unit Values" at the end of this prospectus.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g. an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")

The contract is called a variable annuity because, depending upon market conditions, you can make or lose money in the investment option offered, the Fidelity VIP FundsManager 60% Portfolio. The amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment option. You bear the full investment risk for all amounts allocated to the variable account.

If you receive a fixed annuity payment option during the income phase, payments are made from our general account assets. Our general account consists of all assets owned by us other than those in the variable account and our other separate accounts. We have sole discretion over the investment of assets in the general account.

The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract generally will remain level for the entire income phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As owner of the contract, you exercise all interests and rights under the contract. You cannot change the owner (unless an owner is removed by court order), except that a contract owned by a revocable grantor trust may be exchanged to the grantor or to another revocable grantor trust where the grantor is the same individual. The contract may be owned by joint owners (generally limited to two natural persons who must be spouses). We provide more information on this under "Other Information--Ownership."

Under the Internal Revenue Code ("Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or same-sex spouse would not be able to receive continued payments after the death of the contract owner under the joint annuitants version of the GWB (see "Guaranteed Withdrawal Benefit for Life").


In addition, for contracts owned by a grantor trust, in order for the spousal beneficiary or joint annuitant to be able to continue the contract after the first annuitant's death, federal income tax law requires that the designated beneficiary must be the annuitant's spouse on the date of the annuitant's death. This may impact certain estate planning considerations which depend on the grantor trust being treated as the designated beneficiary and should be taken into account prior to the purchase of the contract.

2. PURCHASE

PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money you give us to invest in the contract. The purchase payment is due on the date the contract is issued. You may not make additional purchase payments.

The minimum purchase payment we will accept is $50,000.

Generally, you may purchase a tax-qualified contract only with money transferred from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA. You may purchase a non-qualified contract with money from any source.

If you want to make a purchase payment of more than $1 million, you will need our prior approval.

We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks and corporate checks. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")

We also reserve the right to reject a purchase payment made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, and traveler's checks.

We reserve the right to reject any application or purchase payment. If you are exchanging more than one annuity contract or life insurance policy for this contract, or if your purchase payment will be paid from different sources (e.g. personal check and proceeds from a brokerage account), we will allow the proceeds to be used as the purchase payment for this contract, provided they are received within 90 days of the date the contract is issued. When you are purchasing a contract by exchanging another annuity contract or life insurance policy, or if your purchase payment will be paid from different sources, your contract will be issued on the day we first receive proceeds from your existing annuity contract or life insurance policy, or from any other source.

We reserve the right to revoke the contract if proceeds from all of the exchanged annuity contracts or life insurance policies or other different sources do not equal $50,000 in aggregate. We also reserve the right to not accept any proceeds received more than 90 days after the contract is issued. If the contract is revoked, we will return the contract value without the application of any surrender charges.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment either to the Fidelity VIP Money Market Portfolio or the Fidelity VIP FundsManager 60% Portfolio, depending on the type of contract and state law regarding the Free Look Period (see "Free Look" below). We will temporarily allocate your purchase payment to the Money Market Portfolio for at least 15 days if your contract is a qualified contract or if state law requires that we return at least the amount of your purchase payment if you decide to cancel your contract during the Free Look Period. If your contract is a non-qualified contract and state law requires that we return an amount based on your contract value, then you will be invested in the Fidelity VIP FundsManager 60% Portfolio beginning on the date the contract is issued.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within two
(2) business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within five (5) business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information --Requests and Elections.").

FREE LOOK

The law of the state in which your contract is issued or delivered provides you with the right to cancel the purchase of your contract for a limited period of time. The period varies by state, but is never less than ten days from the day you receive your contract. We assume it will take five days from the day we mail the contract until you receive it.

In some states the length of the Free Look Period may be different depending on the source of funds, the age of the purchaser, or for some other reason. Together with your contract, we will notify you of the date on which your Free Look Period ends.

If your contract is a qualified contract or if state law requires that we return at least the amount of your purchase payment, then your contract will be invested entirely in the Money Market Portfolio for either 15 days or the length of time we are required to return at least the amount of your purchase payment, whichever is longer. At the close of the business day in which the Money Market Period expires, we will transfer your contract value to the Fidelity VIP FundsManager 60% Portfolio. If your contract is a non-qualified contract and state law requires that we return an amount based on your contract value, then you will be invested in the Fidelity VIP FundsManager 60% Portfolio beginning on the contract date.

If you have exchanged more than one annuity contract or life insurance policy for the contract or are funding the purchase payment for the contract from different sources, you should expect that the proceeds from the annuity contracts, life insurance policies or other sources will be received by us on different days. We will allocate the first proceeds we receive to the Money Market Portfolio if your contract is either a qualified contract or state law requires that we return at least the amount of your purchase payment. If your contract is a non-qualified contract and state law requires that we return an amount based on your contract value, we will invest the proceeds in the Fidelity VIP FundsManager 60% Portfolio when we receive them. Your Free Look Period and Money Market Period, if applicable, will commence on the first day we receive proceeds from any of the annuity contracts or life insurance policies you have exchanged from, or from any other source. Any subsequent proceeds that are received after the contract date will be invested according to your most recent allocation instructions unless the Money Market Period, if applicable, has not expired. The receipt of subsequent proceeds will not extend or restart the Free Look Period or the Money Market Period, if applicable, under the contract.

To cancel the purchase of your contract, return the contract to our Annuity Service Center before the end of the Free Look Period, together with a written cancellation request. You may not do this by telephone, fax or through the Internet. Depending on applicable law, we will promptly pay you either your contract value or your purchase payment. Where we are required by state or federal law to return at least the amount of your purchase payment, we will pay you the greater of your contract value or your purchase payment.

ACCUMULATION UNITS

Your contract value will go up or down depending upon the investment performance of the investment options offered. In order to keep track of your contract value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)

Every business day we determine the value of an accumulation unit for the investment option by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

   1) dividing the net asset value per share of the investment option at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment option as of that day, by the net asset value per share of the investment option for the previous business day, and
   2) multiplying it by one minus the variable account product charges for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When we receive any portion of the purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to the investment option by the value of the accumulation unit for the investment option.

We calculate the value of an accumulation unit for the investment option after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern Time) and then credit your contract.

      Example:

      On Monday we receive a purchase payment of $50,000 from you before 4:00 p.m. Eastern Time. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Fidelity VIP FundsManager 60% Portfolio is $12.50. We then divide $50,000 by $12.50 and credit your contract on Monday night with 4000 accumulation units for the Fidelity VIP FundsManager 60% Portfolio.

CONTRACT VALUE

CONTRACT VALUE is equal to the sum of your interests in the investment options. Your interest in each investment option is determined by multiplying the number of accumulation units for that investment option by the value of the accumulation unit.

REPLACEMENT OF CONTRACTS

Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.

3. INVESTMENT OPTIONS

The contract offers two INVESTMENT OPTIONS, which are listed below. However, you may not choose to allocate the purchase payment or exchange contract value to the Money Market Portfolio (see "Money Market Portfolio" below for more information). Additional investment options may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING US AT: (800) 544-2442. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. Certain investment options described in the fund prospectuses may not be available with your contract. A summary of advisers, subadvisers, and investment objectives for each investment option is listed below.

The investment objectives and policies of certain of the investment options may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.

Shares of the investment options may be offered to insurance company variable accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment options may conflict. The investment options will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

We select the investment options offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm.

We review the investment options periodically and may remove an investment option or limit its availability to new purchase payments and/or exchanges of contract value if we determine that the investment option no longer meets one or more of the selection criteria, and/or if the investment option has not attracted significant allocations from contract owners. In some cases, we have included investment options based on recommendations made by selling firms. These selling firms may receive payments from the investment options they recommend and may benefit accordingly from the allocation of contract value to such investment options.

We do not provide any investment advice and do not recommend or endorse any particular investment option. You bear the risk of any decline in the contract value of your contract resulting from the performance of the investment options you have chosen.

FIDELITY VARIABLE INSURANCE PRODUCTS
(Investor Class)

Fidelity Variable Insurance Products is a variable insurance product fund with multiple portfolios. Investor Class shares of the following portfolios are offered under the contract:

  .   Fidelity VIP FundsManager 60% Portfolio

   Strategic Advisers, Inc. is the investment manager of the Fidelity VIP FundsManager 60% Portfolio. The Fidelity VIP FundsManager 60% Portfolio seeks high total return.

  .   Fidelity VIP Money Market Portfolio

   Fidelity Management & Research Company is the investment manager of the Money Market Portfolio, and Fidelity Investments Money Management, Inc. and Fidelity Research & Analysis Company serve as subadvisers. The Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

MONEY MARKET PORTFOLIO

We may allocate contract value under certain circumstances (see "Purchase--Free Look") to the Money Market Portfolio. You may not choose to allocate or exchange contract value to the Money Market Portfolio.

VOTING RIGHTS

We are the legal owner of the investment option shares. However, we believe that when an investment option solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS

If investment in the investment options or a particular investment option is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment option or investment options without your consent. The substituted investment option may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment options to allocation of purchase payments or contract value, or both, at any time in our sole discretion. There will always be at least one investment option offered under the contract.

4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

VARIABLE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our variable account product charges (the mortality and expense charge). We do this as part of our calculation of the value of the accumulation units.

We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.90% (for a single annuitant) or 2.05% (for joint annuitants) of the average daily net asset value of each investment option.

This charge compensates us for mortality risks we assume for the lifetime withdrawal, annuity payment and death benefit guarantees made under the contract. These guarantees include allowing lifetime withdrawals and making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract.

The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

SURRENDER CHARGE

We impose a surrender charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). A surrender charge is assessed against any amount withdrawn during the first five contract years (including amounts withdrawn pursuant to a request to divide the assets of a contract due to divorce), except as described below.

The surrender charge is calculated at the time of each withdrawal in accordance with the following:

             Number of Complete Years from         Surrender Charge
             Contract Date                  (% of Amount Withdrawn)
             -------------                  -----------------------
                      0                                2
                      1                                2
                      2                                2
                      3                                2
                      4                                2
                    5 and thereafter                   0

For a partial withdrawal, you may elect to have the surrender charge deducted either from the remaining contract value, if sufficient, or from the amount withdrawn. If the remaining contract value is not sufficient, the surrender charge is deducted from the amount withdrawn.

WE DO NOT ASSESS THE SURRENDER CHARGE ON ANY AMOUNTS PAID OUT AS ANNUITY PAYMENTS OR AS DEATH BENEFITS. ALSO, NO SURRENDER CHARGE WILL APPLY TO WITHDRAWALS UNDER THE GWB FEATURE THAT ARE LESS THAN OR EQUAL TO THE GWB AMOUNT. However, a surrender charge will be assessed on withdrawals prior to the youngest annuitant reaching age 59 1/2 or, thereafter, on any withdrawals in excess of the GWB Amount (see "Guaranteed Withdrawal Benefit for Life" for more information). In addition, we will not assess the surrender charge on required minimum distributions from qualified contracts made through the Systematic Withdrawal Program but only as to amounts required to be distributed from this contract. (See "Access To Your Money--Systematic Withdrawal Program" for more information.)

PREMIUM AND OTHER TAXES

We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

EXCHANGE FEE

Currently, the contract offers only one investment option. In the future, we may make additional investment options available, in which case you may be able to exchange contract value between investment options. We currently allow unlimited exchanges without charge during the accumulation phase. However, we have reserved the right to limit the number of exchanges to a maximum of 12 per year without charge and to charge an exchange fee of $25 for each exchange greater than 12 in any year. The exchange fee is deducted from the investment option from which the exchange is made. However, if the entire interest in an account is being exchanged, the exchange fee will be deducted from the amount which is exchanged.

INCOME TAXES

We reserve the right to charge the variable account for any future federal income taxes we may incur with respect to the variable account's operations.

INVESTMENT OPTION EXPENSES

There are deductions from and expenses paid out of the assets of each investment option, which are described in the fee table in this prospectus and the investment option prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment option.

5. ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month on or after the contract anniversary on or after the oldest owner's (or, for contracts owned by certain trusts, the oldest annuitant's) 95th birthday (this requirement may be changed by us).

When you purchase the contract, the annuity date will be the first day of the calendar month on or after the contract anniversary on or after the oldest owner's (or, for contracts owned by certain trusts, the oldest annuitant's) 95th birthday. You can change the annuity date at any time before the annuity date with 30 days prior notice to us, subject to restrictions that may apply in your state.

ANNUITY INCOME OPTIONS

You can choose among income plans. We call those ANNUITY INCOME OPTIONS. We ask you to choose an annuity income option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.

You will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments. The dollar amount of each annuity payment generally will not change.

The contract offers two annuity income options. Unless you elect another annuity income option prior to the annuity date or you elect an earlier annuity date, the contract will default to annuity income option (1).

   ANNUITY INCOME OPTION (1). Under annuity income option (1), on the annuity date, we compare the contract value to the adjusted purchase payment. At contract issue, the adjusted purchase payment is equal to the purchase payment. The adjusted purchase payment is reduced by withdrawals as follows:

   If total withdrawals in any contract year after the youngest annuitant reaches age 59 1/2 do not exceed the GWB Amount for that same contract year, the adjusted purchase payment is reduced by the dollar amount of the withdrawal(s).

   If you make withdrawals before the youngest annuitant reaches age 59 1/2, the adjusted purchase payment will be reduced for each such withdrawal as follows:

      1) At the end of the valuation period in which you make the withdrawal, we divide the withdrawal by what the contract value would have been at the end of the valuation period had you not taken the withdrawal. The result is the percentage factor used to calculate the reduction to the adjusted purchase payment.
      2) Multiply the percentage determined in (1) by the adjusted purchase payment immediately before the withdrawal. The result is the amount by which the adjusted purchase payment is reduced.

   If you make withdrawals on or after the date the youngest annuitant reaches age 59 1/2 and the total withdrawals in a contract year are greater than the GWB Amount for that contract year, then the adjusted purchase payment will be reduced by the amount of the GWB Amount for that contract year, then further reduced for each such withdrawal as follows:

      1) Determine the portion of the most recent withdrawal, in combination with the sum of all other withdrawals taken in the current contract year, that exceeds the GWB Amount for that contract year.
      2) Determine what the contract value would have been at the end of the valuation period had you NOT taken the withdrawal, less any portion of the most recent withdrawal that is eligible to be applied to the GWB Amount in that contract year.
      3) Determine the percentage reduction in the adjusted purchase payment by dividing the amount determined in (1) by the amount determined in (2).
      4) Multiply the percentage determined in (3) by the adjusted purchase payment prior to the excess withdrawal.

   Take the adjusted purchase payment prior to the excess withdrawal and reduce it by the amount determined in (4).

   For example, assume your contract has one annuitant who is age 55 and you made a $25,000 purchase payment (the example does not reflect the deduction of income taxes or tax penalties, or fees and charges):

         . At issue, the adjusted purchase payment is equal to the purchase payment, $25,000.

         . Assume that your contract value is $30,000 later in that contract year, and you make one $5,000 withdrawal. Because the withdrawal is made prior to the youngest annuitant reaching age 59 1/2, the adjusted purchase payment would be reduced by $5,000 divided by $30,000, or 16.67%. The result is a new adjusted purchase payment of $20,833 ($25,000 minus [$25,000 multiplied by 16.67%]).

         . Assume that six years later, your contract value is $40,000, you have begun taking withdrawals under the GWB feature, your GWB Amount is $1,600, and you make total withdrawals of $5,000 in that contract year. The GWB Amount reduces the adjusted purchase payment by the dollar amount of the GWB Amount, however because you make an excess withdrawal of $3,400 ($5,000 minus $1,600), the adjusted purchase payment would be further reduced by [$3,400 divided by ($40,000 minus $1,600)], or 8.85%. The result is a new adjusted purchase payment of $17,531 ($20,833 minus $1,600 minus [($20,833 minus $1,600) multiplied by 8.85%]).

   If the adjusted purchase payment is greater than or equal to the contract value: you will receive annuity income payments equal to your eligible GWB Amount (see "Guaranteed Withdrawal Benefit for Life" for more information) that will be paid to you as annuity payments until there is no longer any living annuitant.

   If on the death of the last surviving annuitant the total of all annuity payments on or after the annuity date is less than the adjusted purchase payment, we will pay to the beneficiary the GWB Amount as annuity income payments until the total payments made to the annuitant(s) and beneficiary (or if there is no living beneficiary to the last surviving beneficiary's estate) are equal to the adjusted purchase payment.

   If the contract value on the annuity date is greater than the adjusted purchase payment: you will receive annuity income payments equal to the greater of (a) or (b), where (a) is your eligible GWB Amount and (b) is the amount of annuity payments that will be paid to you by applying your contract value determined as of the annuity date (less premium and other taxes) to annuity income purchase rates that will pay you monthly annuity payments terminating with the last payment due prior to the death of the last living annuitant.

   If on the death of the last surviving annuitant the total of all annuity income payments on or after the annuity date is less than the contract value on the annuity date, we will refund the difference to your beneficiary (or if there is no living beneficiary to the last surviving beneficiary's estate).

   Annuity income option (1) is only available on the latest possible annuity date unless the contract is converted to an annuity income option as described in "Guaranteed Withdrawal Benefit for Life--Conversion of GWB Amount To Annuity Payments." The latest possible annuity date is the first day of the calendar month on or after the contract anniversary on or after the oldest owner's (or, for contracts owned by certain trusts, the oldest annuitant's) 95th birthday (or earlier if required by state law).

   ANNUITY INCOME OPTION (2). You may have the contract value determined as of the annuity date (less premium and other taxes) applied to annuity income purchase rates that will pay you monthly annuity payments until there is no longer any living annuitant or for 120 monthly payments, whichever is longer.

   If the surviving annuitant dies before we have made all annuity payments due under the contract, any remaining annuity payments will be paid to the beneficiary or if there is no living beneficiary to the last surviving beneficiary's estate. The beneficiary or estate may choose instead to receive the present value of the remaining annuity payments in a lump sum. The present value is determined by commuting the future guaranteed annuity income using the annuity income purchase rates in effect at that time.

   This annuity income option is available on any annuity date. If elected, benefits under the GWB feature will terminate.

ADDITIONAL INFORMATION

If your annuity payments would be or become less than $20 a month, we have the right to change the frequency of payments so that your annuity payments are at least $20.

We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If an annuitant's age or sex has been misstated, we will adjust the amount of monthly annuity income to the amount that would have been provided at the correct age or sex. Once annuity income has begun, any overpayments or underpayments, with interest at 6% per annum, will be, as appropriate, deducted from or added to the payment or payments made after the adjustment.

In the event that you purchased the contract as a tax-qualified contract, you must take distribution of the contract value in accordance with the minimum required distribution rules set forth in applicable tax law. Under certain circumstances, you may satisfy those requirements by electing an annuity option. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death. (See "Federal Income Tax Status" and the Statement of Additional Information for more details.)

6. ACCESS TO YOUR MONEY

You can have access to the money in your contract by making a withdrawal (either a partial or a complete withdrawal) or by electing to receive annuity payments. Your beneficiary can have access to the money in the contract when a death benefit is paid.

Under most circumstances, withdrawals can only be made during the accumulation phase. Partial withdrawals before the youngest annuitant reaches age 59 1/2 or withdrawals that exceed the Guaranteed Withdrawal Benefit Amount allowed under the Guaranteed Withdrawal Benefit For Life feature may significantly impact the Guaranteed Withdrawal Benefit Amount by proportionally reducing the value upon which the benefit is determined. (See "Guaranteed Withdrawal Benefit for Life" for more information.)

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the contract value of the contract at the end of the business day when we receive a written request for a withdrawal, less any applicable surrender charge.

Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the investment option(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $50. You may request partial withdrawals by sending a letter to the Annuity Service Center or calling us there. Withdrawals by telephone or internet (where otherwise available) are limited as follows: (1) no withdrawal may be for more than $100,000; (2) total telephone withdrawals in a seven day period cannot total more than $100,000; and (3) if we have recorded an address change for an owner during the past 15 days, the limits in (1) and (2) become $10,000. We reserve the right to change telephone and internet withdrawal requirements or limitations.

We will pay the amount of any withdrawal from the variable account within seven days of when we receive the request in good order unless the suspension of payments or exchanges provision is in effect.

We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (I.E., that could still be dishonored by the contract owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

In order to withdraw all or part of your contract value, you must submit a request to our Annuity Service Center. (See "Other Information--Requests and Elections."). We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or last owner's death.

There are limits to the amount you can withdraw from certain tax-qualified contracts. (See "Federal Income Tax Status.")

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use the Systematic Withdrawal Program to make withdrawals in an amount up to your eligible GWB Amount on a periodic basis. Systematic withdrawals must be at least $50 on a monthly, quarterly, semi-annual or annual basis. If you make an additional withdrawal that is not part of a Systematic Withdrawal Program, we will terminate the program for the remainder of the contract year, and you must re-enroll to start a new Systematic Withdrawal Program.

Your Systematic Withdrawal Program transactions will take place on the first day of the month for the period you selected. If the New York Stock Exchange is closed on the scheduled day in a particular month, the withdrawal will take place on the next business day.


If your contract is a qualified contract and you are subject to required minimum distributions ("MRD") under the Code, you must agree to receive your MRD through our Systematic Withdrawal Program so that we do not treat that part of your MRD that exceeds the GWB Amount as an excess withdrawal. (See "Guaranteed Withdrawal Benefit for Life--Withdrawals in Excess of Annual GWB Amount" for more information.)

IN ORDER TO RECEIVE THE GREATER OF YOUR ELIGIBLE GWB AMOUNT OR MRD, YOU MUST AGREE TO THE FOLLOWING CONDITIONS:

  (1) You must elect to receive the greater of the GWB Amount and the MRD and authorize us to calculate the MRD for you;
  (2) The MRD for a calendar year will be determined by us exclusively from the contract value of this contract;
  (3) No MRD withdrawal may occur until after December 31st of the calendar year in which your contract was issued;
  (4) If the contract was purchased prior to your reaching age 70 1/2, your first MRD must be withdrawn in the calendar year in which you reach age 70 1/2 (even though the Code allows you to delay your first MRD until April 1st of the following calendar year). We require this because only one calendar year's MRD will qualify for the exception to withdrawals in excess of the GWB Amount; and
  (5) If you make a withdrawal other than through this Systematic Withdrawal Program, you will no longer be eligible to receive the greater of the MRD or GWB Amount during that contract year, and any amounts withdrawn in excess of the GWB Amount will be considered excess withdrawals (see "Guaranteed Withdrawal Benefit for Life--Withdrawals in Excess of Annual GWB Amount"). The Systematic Withdrawal Program will terminate and you must re-enroll in the Systematic Withdrawal Program for the next contract year.

We reserve the right to limit or modify this Systematic Withdrawal Program if we determine that the program will cause us to distribute during any contract year an amount more than the greater of the GWB Amount or the MRD for any calendar year.

Each Systematic Withdrawal may be subject to federal income taxes, including any penalty tax that may apply. We reserve the right to modify or discontinue the Systematic Withdrawal Program except as necessary to meet MRD withdrawals as described above. (For a discussion of the surrender charge, see "Expenses" above.)


SUSPENSION OF PAYMENTS OR EXCHANGES

We may be required to suspend or postpone payments for withdrawals or exchanges for any period when:

  . the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  .   trading on the New York Stock Exchange is restricted;
  . an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the investment options is not reasonably practicable or we cannot reasonably value the shares of the investment options;
  . or during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for exchanges, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

7. GUARANTEED WITHDRAWAL BENEFIT FOR LIFE

Your contract is issued with a living benefit feature that offers protection against market risk (the risk that your investments may decline in value or underperform your expectations). This feature is called the Guaranteed Withdrawal Benefit for Life (GWB).

The GWB guarantees that when the youngest annuitant reaches age 59 1/2, you are eligible to withdraw a specific amount each contract year called the Guaranteed Withdrawal Benefit Amount ("GWB Amount"). The GWB Amount, described below, is available for withdrawal each contract year during the annuitant(s)' lifetime regardless of your contract value. You may make partial withdrawals up to the GWB Amount during the contract year. You are not required to make any withdrawals. However, unused portions of the GWB Amount are not cumulative and do not carry over into future contract years.

The GWB Amount is determined each contract year by multiplying the Guaranteed Withdrawal Benefit Value ("GWB Value"), described below, by the Withdrawal Percentage, also described below. THE GWB VALUE DOES NOT ESTABLISH OR GUARANTEE ANY CONTRACT VALUE OR MINIMUM RETURN FOR ANY INVESTMENT OPTION AND CANNOT BE TAKEN AS A LUMP SUM. Income taxes and penalties may apply to your withdrawals.

No benefit is payable until the youngest annuitant reaches age 59 1/2. Withdrawals prior to the youngest annuitant reaching 59 1/2 will decrease the GWB Value as described below in "Withdrawals Before Youngest Annuitant Reaches Age 59 1/2". The annuitant(s) will be listed on the contract and may not be changed after the contract date (except by court order).

You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals too soon, you may limit the value of the GWB feature. For example, taking your first withdrawal at a younger age may result in a lower Withdrawal Percentage. However, if you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy).

You have the option of receiving withdrawals under the GWB feature or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the GWB Value (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization.

At any time during the accumulation phase, you can elect to annuitize under current annuity rates. This may provide higher income amounts if the current annuity option rates applied to the contract value on the annuity date exceed the GWB Amount payments. Also, after-tax annuity income payment amounts provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GWB feature. (See "Federal Income Tax Status")

TAX TREATMENT. The tax treatment of withdrawals under the GWB feature is uncertain. It is conceivable that the amount of potential gain could be determined based on the GWB Value at the time of the withdrawal, if the GWB Value is greater than the contract value (prior to surrender charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax advisor prior to purchase.

MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this feature, your annual withdrawals cannot exceed the GWB Amount each contract year. In other words, you should not take excess withdrawals. If you do take an excess withdrawal, we will reduce the GWB Value proportionately (as described below) and reduce the GWB Amount to the new GWB Value multiplied by the applicable Withdrawal Percentage. These reductions in the GWB Value and GWB Amount may be significant. You are still eligible to receive lifetime payments so long as the withdrawal that exceeded the GWB Amount did not cause your contract value to decline to zero. IF THE CONTRACT VALUE IS REDUCED TO ZERO BECAUSE YOU MAKE A FULL WITHDRAWAL AND TOTAL WITHDRAWALS IN THAT CONTRACT YEAR (INCLUDING THE WITHDRAWAL THAT REDUCES THE CONTRACT VALUE TO ZERO) EXCEED THE GWB AMOUNT, YOUR CONTRACT WILL BE TERMINATED AND YOU WILL NOT RECEIVE LIFETIME PAYMENTS. IT IS YOUR RESPONSIBILITY TO MANAGE WITHDRAWALS, AND YOU WILL NOT BE NOTIFIED IF YOU SUBMIT A WITHDRAWAL REQUEST THAT CAUSES AN EXCESS WITHDRAWAL, INCLUDING AN EXCESS WITHDRAWAL THAT REDUCES THE CONTRACT VALUE TO ZERO AND TERMINATES THE CONTRACT.

You are not required to withdraw the full GWB Amount each year. However, if you choose to receive only a part of your GWB Amount in any given contract year, your GWB Amount is not cumulative and your GWB Value and GWB Amount will not increase as a result of taking a smaller withdrawal. For example, if your Withdrawal Percentage is 5%, you cannot withdraw 3% of the GWB Value in one year and then withdraw 7% of the GWB Value the next year without making an excess withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to
Section 401(a)(9) of the Code, you may be required to take withdrawals to fulfill MRD generally beginning at age 70 1/2. These required distributions may be larger than your GWB Amount. If you enroll in the Systematic Withdrawal Program (see "Access to Your Money--Systematic Withdrawal Program"), we will not treat that part of your MRD that exceeds the GWB Amount as an excess withdrawal. You must be enrolled in the Systematic Withdrawal Program to qualify for this exception. The calculation of required distributions is based only on information relating to this contract only. To enroll in the Systematic Withdrawal Program, please contact our Annuity Service Center.


GWB AMOUNT

The initial GWB AMOUNT is determined by multiplying the applicable WITHDRAWAL PERCENTAGE by the GWB Value. Once the GWB Amount is determined for a contract year, it will not change for the rest of that contract year. On each subsequent contract anniversary, the GWB Amount may change as described below.

Before the youngest annuitant reaches the age of 59 1/2, the GWB Amount is zero.

Once the youngest annuitant reaches age 59 1/2, your first withdrawal will establish a Withdrawal Percentage that will never change.

If the contract has two annuitants on the contract date and one annuitant dies before a Withdrawal Percentage is determined, the age of the surviving annuitant will be used to determine the applicable Withdrawal Percentage from the table below. If you never take a withdrawal before the latest possible annuity date, a 6% Withdrawal Percentage will be used to establish your eligible GWB Amount on the latest possible annuity date.

                Youngest Annuitant's Age  Withdrawal Percentage
                -----------------------------------------------
                     59 1/2 - 64          4%
                -----------------------------------------------
                     65 - 75              5%
                -----------------------------------------------
                     76 and older         6%
                -----------------------------------------------

On each contract anniversary, a new GWB Amount will be calculated by multiplying the Withdrawal Percentage established by your first withdrawal after the youngest annuitant reaches age 59 1/2 by the GWB Value on that same contract anniversary.

Generally, your new GWB Amount will be equal to or greater than the first GWB Amount established following the first withdrawal after the youngest annuitant reached 59 1/2 as long as total withdrawals in any contract year do not exceed the GWB Amount for that same contract year.

Each time you make a withdrawal, your contract value will be reduced by the amount of the withdrawal. However, if total withdrawals in any contract year exceed the GWB Amount for that same contract year, there will be a proportionate reduction in your GWB Value as described below which may result in a lower GWB Amount in future contract years.

See Appendix C for examples of how your GWB Amount is calculated.

GWB VALUE

The GWB VALUE is a value that is used to determine the GWB Amount each contract year once you make your first withdrawal after the youngest annuitant reaches age 59 1/2. Your contract will also have a GWB Value prior to the date the youngest annuitant reaches age 59 1/2, and during that time the GWB Value may increase or decrease as described below.

The GWB Value on the contract date is equal to the purchase payment. If you make withdrawals before the youngest annuitant reaches age 59 1/2 the GWB Value will be reduced proportionately. (See "Withdrawals Before Youngest Annuitant Reaches Age 59 1/2" below). Similarly, if you make withdrawals after the youngest annuitant reaches age 59 1/2 and the total withdrawals in a contract year are greater than the GWB Amount for that contract year, then the GWB Value will be reduced proportionately. (See "Withdrawals in Excess of Annual GWB Amount" below.)

On each contract anniversary prior to the oldest annuitant turning age 85, the GWB Value is compared to the contract value to determine whether the GWB Value should be increased. If the contract has joint annuitants and the oldest annuitant dies before the contract anniversary that falls on or after his or her 85th birthday, the surviving annuitant's age will be used. However, if the oldest annuitant dies on or after the contract anniversary that falls on or after his or her 85th birthday, the GWB Value will not increase.

If the contract value is lower than the GWB Value, the GWB Value will not change.

If the contract value is greater than the GWB Value, the GWB Value will be automatically increased to equal the contract value. If you make a withdrawal on the contract anniversary, the withdrawal will be deducted from the contract value after it is compared to the GWB Value.

Any new GWB Value will be used to determine the GWB Amount for the rest of that contract year, provided the youngest annuitant has reached age 59 1/2 and a Withdrawal Percentage has been established by your first withdrawal of a GWB Amount.

WITHDRAWALS BEFORE YOUNGEST ANNUITANT REACHES AGE 59 1/2

You are not eligible to withdraw any part of the GWB Amount until the youngest annuitant reaches age 59 1/2. If you make a withdrawal before the youngest annuitant reaches age 59 1/2, the GWB Value is reduced by a percentage determined by dividing the withdrawal amount by the contract value at time of the withdrawal. We calculate the new GWB Value as follows.

  (1) At the end of the valuation period (a "valuation period" is the period of time between one determination of the value of accumulation units to the next determination on the following business day) in which you make the withdrawal, we divide the withdrawal by what the contract value would have been at the end of the valuation period had you not taken the withdrawal. The result is the percentage factor used to calculate the reduction in the GWB Value.
  (2) Multiply the percentage determined in (1) by the GWB Value immediately before the withdrawal. The result is the amount by which the old GWB Value is reduced.

For example, assume your contract has one annuitant who is age 55 and you made a $25,000 purchase payment (the example does not reflect the deduction of income taxes or tax penalties, or fees and charges other than the surrender charge):

  . If you make no withdrawals during the first contract year your GWB Value would be $25,000 for the whole contract year.
  . Assume that your contract value is $30,000 later in that contract year and you make one $5,000 withdrawal ($4,900 of which would be paid to you after deduction of a $100 surrender charge).
  . Your GWB Value would be reduced by 16.67% ($5,000 withdrawal amount divided by $30,000 contract value).
  . The result is a new GWB Value of $20,833 ($25,000 GWB Value minus [$25,000 multiplied by 16.67%]).

WITHDRAWALS IN EXCESS OF ANNUAL GWB AMOUNT

If you withdraw more than the GWB Amount in any contract year on or after the youngest annuitant reaches age 59 1/2, the GWB Value is reduced by an amount equal to the percentage determined by dividing the portion of a withdrawal that is in excess of the GWB Amount for that contract year ("excess withdrawal") by the contract value at time of the excess withdrawal, as described below. The new GWB Value following an excess withdrawal is calculated as follows:

   1) Determine the portion of the most recent withdrawal, in combination with the sum of all other withdrawals taken in the current contract year, that exceeds the GWB Amount for that contract year.
   2) Determine what the contract value would have been at the end of the valuation period had you NOT taken the withdrawal, less any portion of the most recent withdrawal that is eligible to be applied to the GWB Amount in that contract year.

   3) Determine the percentage reduction in GWB Value by dividing the amount determined in (1) by the amount determined in (2).
   4) Multiply the percentage determined in (3) by the GWB Value prior to the withdrawal.
   5) Take the GWB Value prior to the withdrawal and reduce it by the amount determined in (4). This will result in a new GWB Value.

For example, assume your contract is in its sixth contract year, has one annuitant who is age 60, a contract value of $30,000 and a GWB Value of $25,000 (the example does not reflect the deduction of income taxes or tax penalties or fees and charges; surrender charges do not apply after the fifth contract year):

         . If you make a first withdrawal of $5,000 in the sixth contract year, you will establish a Withdrawal Percentage of 4% and be eligible to withdraw up to the GWB Amount of $1,000 ($25,000 multiplied by 4%) without causing a reduction in GWB Value.
         . Because your first withdrawal is $5,000, $1,000 of the withdrawal is eligible to be applied to the GWB Amount for that contract year and $4,000 of the withdrawal is an excess withdrawal.
         . For purposes of determining the impact on the GWB Value, the contract value is first reduced by the GWB Amount ($30,000 minus $1,000) resulting in a contract value of $29,000.
         . The $4,000 excess withdrawal proportionally reduces the contract value by 13.79% ($4,000 divided by $29,000) which results in a new GWB Value of $21,552.50 ($25,000 less [25,000 multiplied by 13.79%]).
         . If there are no further withdrawals in that contract year and the GWB Value is not increased on the next contract Anniversary, the GWB Amount for the next contract year will be $862.10 ($21,552.50 multiplied by 4%).


If the contract is a qualified contract and you elect to receive your MRD under the Code through our Systematic Withdrawal Program, the references to GWB Amount in (1) and (2) above shall mean "the greater of the GWB Amount or any minimum required distribution under the Code determined exclusively by us from the contract value." If you take a withdrawal to satisfy your minimum required distribution in a way other than through our Systematic Withdrawal Program and your MRD is in excess of your GWB Amount, the withdrawal may result in surrender charges (if applicable) and a reduction in your GWB Value.


Any Premium Tax amount that we deduct from your contract value will not be treated as an excess withdrawal.

See Appendix C for additional examples of GWB Value increases and decreases.

CONVERSION OF GWB AMOUNT TO ANNUITY PAYMENTS

If the contract value is reduced to zero because you make a full withdrawal and total withdrawals in that contract year (including the withdrawal that reduces the contract value to zero) do not exceed the GWB Amount, we will convert the contract to an annuity income option. If that happens, we will pay you the difference between your GWB Amount for that contract year (less prior withdrawals in that contract year) and the contract value prior to that withdrawal, and then, on the first day of the calendar month on or after your next contract anniversary, the contract will convert to an annuity option that will pay you an annual amount equal to your GWB Amount for so long as any annuitant is still alive. The first payment will be equal to any remaining portion of the GWB Amount for the contract year at the time of conversion. Once a conversion occurs under this provision, the contract will no longer have a contract value.

IF THE CONTRACT VALUE IS REDUCED TO ZERO BECAUSE YOU MAKE A FULL WITHDRAWAL AND TOTAL WITHDRAWALS IN THAT CONTRACT YEAR (INCLUDING THE WITHDRAWAL THAT REDUCES THE CONTRACT VALUE TO ZERO) EXCEED THE GWB AMOUNT, YOUR CONTRACT WILL BE TERMINATED AND YOU WILL NOT RECEIVE ANY ANNUITY INCOME PAYMENTS.

If you are receiving GWB Amount payments through our Systematic Withdrawal Program and a withdrawal under the Systematic Withdrawal Program causes this provision to apply, we will continue to pay your GWB Amount as an annuity income payment on the same day of the month for the period you selected under the Systematic Withdrawal Program.

The resulting GWB Amount for future contract years will be paid in monthly annuity income payments as long as each monthly annuity income payment is at least $20. We reserve the right to pay the GWB Amount as an annual annuity income payment or in any other payment method that is mutually agreeable to you and us.

DEATH BENEFIT AFTER CONVERSION OF GWB AMOUNT TO ANNUITY PAYMENTS. On the death of the last surviving annuitant, payments will continue to your beneficiary until the beneficiary has received the Return of Purchase Payment death benefit described below under "Death Benefit During the Accumulation Phase." Once annuity income payments begin, the Return of Purchase Payment death benefit will be reduced by the amount of each annuity income payment. These payments will be equal in amount, except for the last payment, which will be in an amount necessary to reduce the Return of Purchase Payment death benefit described below to zero.

ADDITIONAL INFORMATION

If an annuitant's age has been misstated, we will adjust the GWB Amount to reflect the actual age. If we have previously overpaid GWB Amounts and the GWB Amounts have been converted to an annuity income option as described in the Conversion of GWB Amount to Annuity Payments provision of this contract, we will withhold and apply any future GWB Amounts to the overpayment until we have recovered the amount of the overpayment. If the contract has terminated, we reserve the right to recover the amount of any overpayment from your estate. If we have previously underpaid GWB Amounts and the GWB Amounts have been converted to an annuity income option as described in the Conversion to Annuity Income of GWB Amount Payments provision of this Contract, we will make a lump sum payment equal to the amount previously underpaid plus interest at 6% per annum, compounded annually.


For contracts not owned by a trust, owner(s) must be annuitant(s). Because the Internal Revenue Code requires certain distributions following the death of an owner, we generally limit joint ownership to spouses only. In order to continue the contract and the GWB after the first annuitant's death, the designated joint annuitant must be the first annuitant's spouse on the date of death.


For contracts owned by a grantor trust, in order for the joint annuitant to be able to continue the contract after the first annuitant's death, federal income tax law requires that the designated beneficiary (in this case, the joint annuitant) must be the annuitant's spouse on the date of the annuitant's death. This may impact certain estate planning considerations which depend on the grantor trust being treated as the designated beneficiary and should be taken into account prior to the purchase of the contract.



We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and non-qualified contracts subject to Section 72(s)).

8. PERFORMANCE

We periodically advertise subaccount performance relating to the investment options. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the variable account product charges and the investment option expenses. It does not reflect the deduction of any applicable account fee or surrender charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the variable account product charges, account fee, surrender charges, and the investment option expenses.

For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment options for the periods commencing from the date on which the particular investment option was made available through the variable account.

In addition, the performance for the investment options may be shown for the period commencing from the inception date of the investment options. These figures should not be interpreted to reflect actual historical performance of the variable account.

We or a selling firm may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment options and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

We or a selling firm may advertise the GWB feature using illustrations showing how the benefit works with historical performance of specific investment options or with a hypothetical rate of return or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment options.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.

9. DEATH BENEFIT DURING THE ACCUMULATION PHASE

UPON YOUR DEATH

If you die during the accumulation phase, we will pay a death benefit to your beneficiary (or beneficiaries).

Where there are multiple beneficiaries, the death benefit for each beneficiary will be determined as of the time that beneficiary submits the necessary documentation in good order.

If you have a joint annuitant, the death benefit will not be paid when the first annuitant dies (except for certain qualified contracts with a joint annuitant who is age 95 or older at the death of the first annuitant--see "Spousal Continuation" below). Upon the death of either annuitant, the surviving joint annuitant will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.

If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit.

DEATH BENEFIT

The death benefit will be payable to your beneficiaries upon the last surviving annuitant's death. The beneficiaries must elect the death benefit to be paid under one of the two options below. Subject to our administrative procedures, we will pay a death benefit equal to the contract value death benefit if the contract value death benefit is greater than the sum of payments to be received under the Return of Purchase Payment death benefit. Until you direct us to pay those proceeds to you in a lump sum or under any other option we make available, the death benefit amount will remain in the variable account for up to five years from the date of death.

1) Contract Value

The first option is a death benefit equal to the contract value as determined as of the end of the business day on which we receive due proof of death and an election for the payment method. This death benefit amount remains in the investment options until each of the beneficiaries submits the necessary documentation in good order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the variable account on behalf of the remaining beneficiaries are subject to investment risk.

2) Return of Purchase Payment Death Benefit

The second option is a Return of Purchase Payment death benefit, equal to the Purchase Payment reduced by withdrawals as described below.

If total withdrawals in any contract year after the youngest annuitant reaches age 59 1/2 do not exceed the GWB Amount for that same contract year, the Return of Purchase Payment death benefit is reduced by the dollar amount of the withdrawal(s).

If you make withdrawals before the youngest annuitant reaches age 59 1/2, the Return of Purchase Payment death benefit will be reduced as follows:

   1) At the end of the valuation period in which you make the withdrawal, we divide the withdrawal by what the contract value would have been at the end of the valuation period had you not taken the withdrawal. The result is the percentage factor used to calculate the reduction in the Return of Purchase Payment death benefit.
   2) Multiply the percentage determined in (1) by the Return of Purchase Payment death benefit immediately before the withdrawal. The result is the amount by which the old Return of Purchase Payment death benefit is reduced.

If you make withdrawals after the youngest annuitant reaches age 59 1/2 and the total withdrawals in a contract year are greater than the GWB Amount for that contract year, then the Return of Return of Purchase Payment death benefit will be equal to the Return of Purchase Payment death benefit, reduced by the amount of the GWB Amount for that contract year, then further reduced as follows:

   1) Determine the portion of the most recent withdrawal, in combination with the sum of all other withdrawals taken in the current contract year, that exceeds the GWB Amount for that contract year.

   2) Determine what the contract value would have been at the end of the valuation period had you NOT taken the withdrawal, less any portion of the most recent withdrawal that is eligible to be applied to the GWB Amount in that contract year.
   3) Determine the percentage reduction in Return of Purchase Payment death benefit by dividing the amount determined in (1) by the amount determined in (2).
   4) Multiply the percentage determined in (3) by the Return of Purchase Payment death benefit prior to the excess withdrawal.
   5) Take the Return of Purchase Payment death benefit prior to the excess withdrawal and reduce it by the amount determined in (4). This will result in a new Return of Purchase Payment death benefit.

If the last annuitant dies before a withdrawal percentage has been determined, the withdrawal percentage will be based on the age of last annuitant at time of death. If the last annuitant had not reached age 59 1/2 at the time of their death, the withdrawal percentage will be 4%.

The Return of Purchase Payment death benefit will be paid to your beneficiary in monthly payments or at any frequency acceptable to your beneficiary and us (but not less than annually). Such installment payments shall be equal in amount, except for the last payment, which will be in an amount necessary to reduce the Return of Purchase Payment death benefit to zero. Except to the extent required under federal income tax law, the total annual payment will not exceed the GWB Amount. If your beneficiary dies while such payments are made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing.

(See Appendix B for examples of the death benefit.)

GENERAL DEATH BENEFIT PROVISIONS

Any death benefit will be paid in accordance with applicable law or regulations governing death benefit payments. The death benefit amount remains in the variable account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the variable account will continue to be subject to investment risk. This risk is borne by the beneficiary.

After the death of all the owners and annuitants, each beneficiary has the right to receive their share of the death benefit. Before we make a payment to any beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate, see PROOF OF DEATH, below) for each owner and annuitant, an election for the payment method and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any owner may have died.

Once we have received due proof of death, we will, upon Notice to us, pay any beneficiary who has provided us with required tax withholding and other forms. We will then have no further obligations to that beneficiary. If a beneficiary has been designated to receive a specified fraction of the death benefit, we will pay that fraction as determined on the date of payment.

PROOF OF DEATH. We will require due proof of death before any death benefit is paid. Due proof of death will be:

  .   a certified death certificate;
  . a certified decree of a court of competent jurisdiction as to the finding of death;
  .   a written statement by a licensed medical doctor who attended the deceased; or
  .   any other proof satisfactory to us.

If the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).

A beneficiary must elect the death benefit to be paid under one of the payment options. The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.

Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.")

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within seven days. Payment to the beneficiary under an annuity option may only be elected during the 60-day period beginning with the date we receive due proof of death.

SPOUSAL CONTINUATION

When the primary beneficiary is the spouse of the annuitant and is a joint annuitant, upon the first annuitant's death, the spouse will be deemed to have elected to continue the contract in his or her own name. If the contract is a tax qualified contract and the surviving annuitant is age 95 or older on the day we receive due proof death, the contract may not be continued. In this case, the surviving annuitant may elect a death benefit as set forth above.

Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs (see "Federal Income Tax Status"). For contracts owned by a grantor trust, in order for the spouse to be able to continue the contract after the first annuitant's death, federal income tax law requires that the joint annuitant must be the annuitant's spouse on the date of the annuitant's death.


Under the Internal Revenue Code ("Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or same-sex spouse would not be able to receive continued payments after the death of the contract owner under the joint annuitants version of the GWB (see "Guaranteed Withdrawal Benefit for Life").


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10. FEDERAL INCOME TAX STATUS

INTRODUCTION

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment - federal, state, or local - of any Contract or of any transaction involving a Contract.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an Owner's contract value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

(1) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

(2) the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).

DIVERSIFICATION REQUIREMENTS

The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the contract value over the Purchase Payment paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with Funds under the Subaccounts that require the Funds to be "adequately diversified" in accordance with the Internal Revenue Code and Treasury Department regulations.

OWNERSHIP TREATMENT

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Investment Options may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

SEPARATE ACCOUNT CHARGES

It is conceivable that certain benefits or the charges for certain benefits such as the guaranteed withdrawal benefit, could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We

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currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

NON-NATURAL OWNER

As a general rule, Contracts held by "non-natural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for non-natural Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to "non-natural" persons. However, we will offer the Contracts to revocable grantor trusts in cases where the grantor represents that the trust is for the benefit of the grantor annuitant (i.e. the Contract is held by the trust for the benefit of a natural person (an "individual")). The following discussion assumes that a Contract will be owned by an individual.

DELAYED ANNUITY COMMENCEMENT DATES

On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner's 95th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments must begin. However, if the Contract's Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is conceivable that the Internal Revenue Service could take the position that the Contract is not an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner's income.

The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of the Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.

QUALIFIED CONTRACTS

You may use the Contract as an Individual Retirement Annuity. The IRA contract has not yet been approved by the IRS as to the form of the IRA. Under
Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA, may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment of $50,000 is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from a qualified plan, tax sheltered annuity, or IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1) the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2) the Owner's interest in the Contract cannot be forfeitable; and


(3) annuity and payments following the death of an Owner must satisfy certain required minimum distributions. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("MRD") for 2009. If your first MRD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 MRD is due by December 31, 2010. For after-death MRDs, the five-year rule is applied


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


without regard to calendar year 2009. For instance, for a contract owner who died in 2007, the five-year period would end in 2013 instead of 2012. The MRD waiver does not apply if you are receiving annuitized payments under your contract. The MRD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 MRD waiver.


CONTRACT VALUES AND PROCEEDS

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs.

A distribution may occur in the form of a withdrawal, payments following the death of an Owner and payments under an Annuity Income Option.

The assignment or pledge of any portion of the value of a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such pledge. Any such pledge will result in disqualification of the Contract as an IRA and inclusion of the value of the entire Contract in income.

Additionally, a transfer of Non-qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to divorce decree).

The taxable portion of a distribution is taxed as ordinary income. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXES ON SURRENDER OF THE CONTRACT BEFORE ANNUITY INCOME PAYMENTS BEGIN

If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract. In addition, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

For Non-Qualified Contracts, the cost basis is generally the amount or your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, we will report the cost basis as zero, and the entire amount of the surrender payment is taxed as ordinary income. You may want to file an Internal Revenue Service form 8608 if any part of your Purchase Payment has been previously taxed.

TAXES ON PARTIAL WITHDRAWALS

Withdrawals of the GWB Amount and withdrawals received under the Systematic Withdrawal Program are treated as partial withdrawals.

Partial Withdrawals under a Non-Qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of your Purchase Payment, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your contract value at that time exceeds your payments. In the event of your GWB Amount in a contract year exceeds your contract value, you will be taxed on the amount withdrawn to the extent that your GWB Amount exceeds your Purchase Payment.

Partial withdrawals under the Qualified Contract are prorated between taxable income and non-taxable return of investment. We will report the cost basis of a Qualified Contract as zero, and the partial withdrawal will be fully taxed unless you have filed an Internal Revenue Service form 8608 to identify the part of your Purchase Payment that has been previously taxed.

Partial and complete withdrawals may be subject to a 10% penalty tax (see "10% Penalty Tax on Early Withdrawals"). Partial and complete withdrawals also may be subject to federal income tax withholding requirements.

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AGGREGATION OF CONTRACTS

In certain circumstances, the IRS may determine the amount of annuity income payment or withdrawal from a contract that is includible in income by combining some or all of the annuity contracts a persons owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

TAXES ON ANNUITY INCOME PAYMENTS

Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of Annuity Income payments under the Contract generally is taxed on the portion of such income payments that exceed the cost basis in the Contract. In the case of fixed income payments, like the Annuity Income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the Annuity Income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of Annuity Income payments for the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, Annuity Income payments will be fully taxable. If Annuity Income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

For Qualified Contracts, we report the cost basis as zero and each annuity income payment is fully taxed unless you have filed an Internal Revenue Service form 8608 to identify the part of your Purchase Payment that has been previously taxed.

10% PENALTY TAX ON EARLY WITHDRAWALS OR DISTRIBUTIONS

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1) distributions made to persons on or after age 59 1/2 ;

(2) distributions made after death of the Owner;

(3) distributions to a recipient who has become disabled;

(4) distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5) in the case of Qualified Contracts, distributions received from the rollover of the Contracts into another qualified contract or IRA.

We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in
(4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59 1/2.

OTHER TAX INFORMATION


In the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which minimum required payments following the death of Owner exceed actual distributions.


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We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld. Such an election will not relieve you of the obligation to pay income taxes on the taxable portion of any distribution.

EXCHANGES OF CONTRACTS


We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged. Your contract value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract of a Contract, the IRS might treat the two as one annuity contract in certain circumstances. See "Aggregation of Contracts" above.


In addition, before the Annuity Date, if we agree, you may exchange all (but not part) of your contract value for any immediate annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied.

You should consult your tax advisor in connection with an exchange for or of a Contract.

TRANSFER OF A CONTRACT TO OR FROM A REVOCABLE GRANTOR TRUST

A contract owned by a revocable grantor trust may be transferred to a grantor, and a Contract owned by one or two individual(s) may be transferred to a revocable grantor trust of which the individual(s) is (are) the grantor(s). In either situation, the Annuitant(s) must remain the same. The federal income tax treatment of such transfers is unclear. You should consult your tax advisor before making such a transfer.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion

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of the amounts distributed generally will be excluded from gross income for
Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


TAX BENEFITS RELATED TO THE ASSETS OF THE VARIABLE ACCOUNT

We may be entitled to certain tax benefits related to the assets of the variable account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the variable account or to contract owners because we are the owner of the assets from which the tax benefits are derived.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.

THE COMPANY'S TAX STATUS

The Company is taxed as a life insurance company under the Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If the Company is taxed on investment income or capital gains of the Variable Account, then the Company may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

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11. OTHER INFORMATION

METLIFE INVESTORS USA

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York), the District of Columbia and Puerto Rico. Our name was changed to Security First Life Insurance Company on September 27, 1979. We changed our name to MetLife Investors USA Insurance Company on January 8, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.

THE VARIABLE ACCOUNT

We have established a VARIABLE ACCOUNT, MetLife Investors USA Separate Account A (the "variable account"), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the variable account under Delaware insurance law on May 29, 1980. We have registered the variable account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The variable account is divided into subaccounts.

The assets of the variable account are held in our name on behalf of the variable account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the variable account to another account, and to modify the structure or operation of the variable account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your contract value.


We are obligated to pay all money we owe under the contracts--such as death benefits and income payments--even if that amount exceeds the assets in the variable account. Any such amount that exceeds the assets in the variable account is paid from our general account. Any such amount under the GWB that exceeds the assets in the variable account are also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims-paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife Investors USA is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims-paying obligations; there are risks to purchasing any insurance product.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor and we have entered into selling agreements with a selling firm for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by the selling firm. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor.

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Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

SELLING FIRMS

As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of our variable annuity contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. A selling firm may also receive additional compensation (described below under "Additional Compensation"). These commissions and other incentives or payments are not charged directly to contract owners or the variable account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to a selling firm may be passed on to their sales representatives in accordance with a selling firm's internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

We and Distributor have entered into selling agreements with selling firms that have an affiliate that acts as investment adviser and/or subadviser to one or more investment options under the contract. These investment advisory firms include Strategic Advisers, Inc., Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. and Fidelity Research & Analysis Company.

COMPENSATION PAID TO A SELLING FIRM. We and Distributor pay compensation to a selling firm in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for sales of this contract by a selling firm is 2.5% of the purchase payment, along with annual trail commissions up to 0.05% of contract value for so long as the contract remains in effect or as agreed in the selling agreement.

We may also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments--The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.

ADDITIONAL COMPENSATION. We and Distributor may pay additional compensation to a selling firm, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to a selling firm based on cumulative periodic (usually quarterly) sales of the contracts. Introduction fees are payments to a selling firm in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on contract values of our variable insurance contracts (including contract values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in a selling firm's marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. See the Statement of Additional Information for more information.

The amounts of additional compensation discussed above may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide a selling firm and/or its sales representatives with an incentive to favor sales of the contracts over other annuity contracts (or other investments) with respect to which a selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative.

REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 770001, Cincinnati, OH 45277-0050. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.

Requests for service may be made:

  .   Through your registered representative
  . By telephone at (800) 634-9361, between the hours of 8:00AM and 8:00PM Eastern Time
  .   In writing to our Annuity Service Center

A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your registered representative before submitting the form or request.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.

CONFIRMING TRANSACTIONS. We will send out confirmations that a transaction was recently completed. Unless you inform us of any errors within 10 days of receipt (or the period required by state law, if longer), we will consider these communications to be accurate and complete.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.

These rights include the right to:

  .   change the beneficiary.
  .   assign the contract (subject to limitation).
  .   change the payment option.
  . exercise all other rights, benefits, options and privileges allowed by the contract or us.

The owner is as designated at the time the contract is issued. The owner may not be changed (unless removed pursuant to court order).

JOINT OWNER. The contract can be owned by JOINT OWNERS, generally limited to two natural persons who must be spouses. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You cannot change the annuitant after the contract has been issued (unless removed pursuant to court order). Any reference to annuitant includes any joint annuitant under an annuity option. The owner(s) and the annuitant(s) must be the same person except for qualified contracts, which can have only one owner but may have JOINT ANNUITANTS, or where the contract is owned by certain trusts, but there may be joint annuitants.

ASSIGNMENT. A qualified contract may not be assigned. A non-qualified contract may not be sold, gifted, transferred, or assigned, and any purported gift, transfer or assignment will be void, except as follows: (a) the contract may be assigned to an insurance company, regulated as such under the insurance laws of one of the United States, solely for the purpose of effecting a tax-free exchange under section 1035 of the Internal Revenue Code; (b) a contract owned by a revocable grantor trust may be transferred to the grantor or another revocable grantor trust where the grantor is the same individual; and (c) a contract owned by one individual may be transferred to a revocable grantor trust of which the individual is the grantor.

LEGAL PROCEEDINGS

In the ordinary course of business, MetLife Investors USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors USA does not believe any such action or proceeding will have a material adverse effect upon the variable account or upon the ability of MetLife Investors Distribution Company to perform its contract with the variable account or of MetLife Investors USA to meet its obligations under the contracts.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the variable account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Company

Independent Registered Public Accounting Firm

Custodian

Distribution

Calculation of Performance Information

Annuity Provisions

Tax Status of the Contracts

Financial Statements

APPENDIX A

ACCUMULATION UNIT VALUES


1.90% SEPARATE ACCOUNT PRODUCT CHARGES



                                  Accumulation                       Number of
                                    Unit Value  Accumulation      Accumulation
                                  at Beginning Unit Value at Units Outstanding
                                     of Period End of Period  at End of Period

 FIDELITY
    FIDELITY VIP FUNDSMANAGER
    60% FUND INVESTOR
    SUB-ACCOUNT
    11/16/2009 to 12/31/2009        8.920124     8.904407     2,025,978.9900



2.05% SEPARATE ACCOUNT PRODUCT CHARGES



                                  Accumulation                       Number of
                                    Unit Value  Accumulation      Accumulation
                                  at Beginning Unit Value at Units Outstanding
                                     of Period End of Period  at End of Period

 FIDELITY
    FIDELITY VIP FUNDSMANAGER
    60% FUND INVESTOR
    SUB-ACCOUNT
    11/16/2009 to 12/31/2009        8.890199     8.872894     2,048,394.0000

APPENDIX B

DEATH BENEFIT EXAMPLES

The investment results shown in the examples below are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract owner and the investment experience of the investment options chosen. The examples below do not reflect the deduction of fees and expenses, surrender charges or income taxes and tax penalties. All amounts are rounded to the nearest dollar.

Example 1

Assume your contract has one annuitant who is age 65 and you made a $100,000 purchase payment on the contract date. The initial Return of Purchase Payment death benefit is $100,000. You take a withdrawal in the first contract year equal to your GWB Amount of $5,000 ($100,000 * 5% = $5,000). The Return of Purchase Payment death benefit gets reduced to $95,000. Later in that same contract year, you take an additional withdrawal of $4,500 when your contract value is $90,000. The Return of Purchase Payment death benefit is reduced to $90,250 ($95,000 - $95,000 * ($4,500 / $90,000)).

Example 2

Assume your contract has one annuitant who is age 65 and you made a $100,000 purchase payment on the contract date. The initial Return of Purchase Payment death benefit is $100,000. You take a withdrawal of $6,000 when your contract value is $98,000. Your GWB Amount for the first contract year is $5,000 ($100,000 * 5% = $5,000), so $1,000 of your withdrawal is considered an excess withdrawal. The Return of Purchase Payment death benefit first reduces by the GWB Amount to $95,000 ($100,000 - $5,000). Then the Return of Purchase Payment death benefit is further reduced for the excess withdrawal to $93,978.49 ($95,000 - $95,000*($1,000 / $93,000)).

Example 3


Assume your contract has one annuitant who is age 65 and you made a $100,000 purchase payment on the contract date. The initial Return of Purchase Payment death benefit is $100,000. You elect to take the greater of your GWB amount or your MRD amount through the Systematic Withdrawal Program. During the first contract year, you take out your $5,000 GWB Amount and your Return of Purchase Payment death benefit goes to $95,000. In your second contract year, your MRD amount is $5,500, so you take that amount out of your contract. Since you are signed up to take your MRD through the Systematic Withdrawal Program, this withdrawal is not considered an excess withdrawal, and your Return of Purchase Payment death benefit is reduced by the amount of the withdrawal to $89,500.

APPENDIX C

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE EXAMPLES

The purpose of these examples is to illustrate the operation of the GWB feature. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment options chosen. The examples do not reflect the deduction of fees and charges (other than applicable surrender charges) or income taxes and tax penalties. The GWB does not establish or guarantee a contract value or minimum return for any investment option. The GWB Value cannot be taken as a lump sum.

GWB VALUE AND GWB AMOUNT

Assume your contract has one annuitant who is age 64 and you made a $25,000 purchase payment on the contract date. Assume you make one withdrawal in the first contract year equal to your eligible GWB Amount ($1,000 = 4% Withdrawal Percentage multiplied by the $25,000 GWB Value). Your GWB Value would be $25,000 for the entire first contract year. If your contract value is $30,000 at time of the first contract anniversary, your GWB Value will be increased to $30,000 and your GWB Amount for the second contract year would be increased to $1,200 to reflect the increased GWB Value.

In the same example, if the contract value was $20,000 at time of the first contract anniversary, the GWB Value would be unchanged on the contract anniversary and would remain at $25,000. Similarly, the GWB Amount would also be unchanged and remain $1,000.

WITHDRAWALS IN EXCESS OF ANNUAL GWB AMOUNT

Assume your contract has one annuitant who is age 64 and you made a $100,000 purchase payment on the contract date. If you make no withdrawals during the first contract year your GWB Value would be $100,000 for the whole contract year. Further assume that you make a $3,000 withdrawal during the first contract year. This withdrawal will establish the Withdrawal Percentage as 4% and the GWB Amount as $4,000. Because the withdrawal does not exceed your eligible GWB Amount, there are no surrender charges applicable to this withdrawal and there is no reduction to the GWB Value. Your contract value will be reduced by $3,000, the amount of the withdrawal.

Further assume that later in that first contract year, you make a second withdrawal, this time for $10,000. At the time of this $10,000 withdrawal, the GWB Amount is $4,000 and the sum of all prior withdrawals in this contract year is $3,000. Therefore, $1,000 of the withdrawal is treated as a withdrawal of your GWB Amount and the remainder of the withdrawal ($9,000) is treated as an excess withdrawal. Assume your contract value would have been $104,000 at the end of the valuation period had you not taken the withdrawal. Your GWB Value will be reduced by 8.74%. The 8.74% reduction is determined by dividing the $9,000 excess withdrawal by $103,000 ($104,000 - $1,000 determined above) resulting in a new GWB Value of $91,260 ($100,000 GWB Value minus [100,000 multiplied by .0874]). Additionally, a $180 surrender charge is due on the $10,000 withdrawal (2% of the $9,000 excess withdrawal).

Further assume that you make a third withdrawal in the first contract year, this time for $5,000. At the time of this $5,000 withdrawal, the GWB Amount is $4,000 and the sum of all prior withdrawals in this contract year is $13,000. Therefore, all $5,000 of the withdrawal is treated as an excess withdrawal. If your contract value would have been $90,000 at the end of the valuation period had you not taken the withdrawal, your GWB Value will reduce by 5.56% ($5,000 excess withdrawal divided by $90,000) resulting in a new GWB Value of $86,185.94 ($91,260 GWB Value minus [91,260 multiplied by .0556]). A $100 surrender charge is due on the $5,000 withdrawal (2% of the $5,000 excess withdrawal).

REQUIRED MINIMUM DISTRIBUTIONS UNDER THE GWB

Assume your contract date is five years in the past and your contract has one annuitant who is age 75. Also assume that your GWB Value is $100,000, your GWB Amount is $5,000 and your minimum required distribution, as computed exclusively by us, is $5,300 for the current calendar year. Assume further that you have not yet made any withdrawals from your contract in the current contract year, nor have you made any withdrawals in the current calendar year. Also, assume that your next contract anniversary will occur in the following calendar year and that your GWB Value did not increase on your contract anniversary in the current calendar year.

Example 1


To satisfy your MRD, you request a $5,300 withdrawal outside of our Systematic Withdrawal Program. At the time of this $5,300 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this contract year is $0. Therefore, $5,000 of the withdrawal is treated as a withdrawal of your GWB Amount and the remainder of the withdrawal ($300) is treated as an excess withdrawal. A reduction in your GWB Value will occur because you did not participate in the Systematic Withdrawal Program to receive this withdrawal and you did not meet all of the other criteria as stated on page 23 of this prospectus to receive the greater of your GWB Amount and your MRD. To demonstrate the reduction, assume your contract value would have been $103,000 at the end of the valuation period had you not taken the withdrawal. After your withdrawal is processed, your contract value will be $97,700 and your GWB Value will be reduced by 0.31%. The 0.31% reduction is determined by dividing the $300 excess withdrawal by $98,000 ($103,000 - $5,000 determined above) resulting in a new GWB Value of $99,690 ($100,000 GWB Value minus [100,000 multiplied by .0031]).


Example 2


Alternatively, assume that at the beginning of the year, you had been signed up for a monthly systematic withdrawal of your GWB Amount. Each month we will pay an amount so that we will have paid the greater of your GWB Amount or MRD, in this case $5,300, by the end of the calendar year. Since the withdrawal to cover your MRD was taken through our SWP program, your GWB Value will still be $100,000. We have assumed that all of the conditions for receiving the greater of your GWB Amount and your MRD as shown on page 23 of this prospectus have been met.


Example 3


Assume instead that you sign up for a systematic withdrawal of your GWB Amount in September. In order to meet your MRD requirements, you would need to elect an annual payment frequency from the Systematic Withdrawal Program so that we are able to pay a full year's worth of payments on a systematic basis prior to the end of the calendar year. Note that any frequency of payment other than annual in this case will not allow you to meet your MRD. After the withdrawal of $5,300, your GWB Value will still be $100,000 since the withdrawal to cover your MRD was taken through our Systematic Withdrawal Program. We have assumed that all of the conditions for receiving an MRD exception as shown on page 23 of the prospectus have been met.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                    METLIFE INVESTORS USA INSURANCE COMPANY


           METLIFE GROWTH AND GUARANTEED INCOME(SM) VARIABLE ANNUITY


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2010, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT:
ANNUITY SERVICE CENTER, P.O. BOX 770001, CINCINNATI, OH 45277-0050, OR CALL
(800) 544-2442.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2009.



SAI-0510USAMGGI

TABLE OF CONTENTS                                                         PAGE



COMPANY.................................    2
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................    2
CUSTODIAN...............................    2
DISTRIBUTION............................    2
CALCULATION OF PERFORMANCE INFORMATION      4
  .
     Total Return.......................    4
     Historical Unit Values.............    5
     Reporting Agencies.................    5
ANNUITY PROVISIONS......................    6
     Fixed Annuity......................    6
     Mortality and Expense Guarantee....    6
     Legal or Regulatory Restrictions       6
  on Transactions  .
TAX STATUS OF THE CONTRACTS.............    6
FINANCIAL STATEMENTS....................    8

COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900 Irvine, CA 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and the District of Columbia. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. We changed our name to MetLife Investors USA Insurance Company on January 8, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors USA Separate Account A included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of MetLife Investors USA Insurance Company (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the financial statements and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009 and its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1,
2008). Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.




CUSTODIAN

MetLife Investors USA Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:

                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2009             $444,461,790             $0
2008             $357,776,663             $0
2007             $383,205,713             $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2009 ranged from $7,545 to $13,530,040. The amount of commissions paid to selected selling firms during 2009 ranged from $165 to $43,350,025. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2009 ranged from $165 to $56,880,064. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company and MetLife Investors Insurance Company).


In view of the fact that the contracts are newly offered, none of the amounts described herein were paid in connection with the contracts.


The following list sets forth the names of selling firms that received additional compensation in 2008 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.


Associated Securities Corp.

AXA Advisors LLC
Capital investments Group, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
Compass Brokerage, Inc.
CUSO Financial Sevices, L.P.
Essex National Securities, Inc.
First Allied Securities, Inc.
First Tennessee Brokerage
Founders Financial Securities, LLC
GunnAllen Financial, Inc.
H. D. Vest Investment Securities, Inc.
Infinex Investments, Inc.
InterSecurities, Inc.
Janney Montgomery Scott, LLC
JJB Hilliard Lyons
J. P. Turner & Company
Key Investment Services LLC
Lincoln Financial Advisors
Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.
Linsco Private Legder
Merrill Lynch Insurance Group
Merrill Lynch, Inc.
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Inc.
Mutual Service Corporation
National Planning Holdings
NEXT Financial Group
NFP Securities, Inc.
Planning Corporation of America
PNC Investments
Primerica
Raymond James Financial Services, Inc.
RBC Wealth Management
Robert W. Baird & Co. Incorporated
Securities America, Inc.
Sigma Financial Corporation
Tower Square Securities, Inc.
Transamerica Financial Advisors, Inc.
U.S. Bancorp Investments, Inc.
United Planners Financial Services of America
UVEST Financial Services Group, Inc.
Wall Street Financial Group
Walnut Street Securities, Inc.
Waterstone Financial Group, Inc.
Wells Fargo Investments, LLC
Wescom Financial Services, LLC
Woodbury Financial Services

There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges, the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charge, and/or LWG rider charge. For purposes of calculating performance information, the LWG rider charge is currently reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years

  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or LWG rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.


In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

ANNUITY PROVISIONS


FIXED ANNUITY


A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The monthly annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.




TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.


If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Other rules may apply to Qualified Contracts.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. If you own more than one individual retirement annuity and/

or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


The regulations also require that beginning for the 2006 distribution year, the value of all benefits under a deferred annuity including death benefits in excess of cash value must be added to the account value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own contract. We will provide you with additional information regarding the amount that is subject to minumum distribution under this new rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.



You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

FINANCIAL STATEMENTS

The financial statements of each of the Sub-Accounts of the Separate Account and the Company will be filed herewith.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife Investors USA Separate Account A and Board of Directors of
MetLife Investors USA Insurance Company

We have audited the accompanying statements of assets and liabilities of MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Investors USA Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2009, the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 8 for each of the periods presented in the five year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2009, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights for each of the periods presented in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 31, 2010

This page is intentionally left blank.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

                                       MIST LORD ABBETT MIST LORD ABBETT MIST VAN KAMPEN MIST LORD ABBETT
                                      GROWTH AND INCOME   BOND DEBENTURE  MID CAP GROWTH    MID CAP VALUE
                                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                      ----------------- ---------------- --------------- ----------------
ASSETS:
  Investments at fair value               $ 502,483,461    $ 245,914,095    $ 54,290,176     $ 60,902,747
  Other receivables                                  --               --              --               --
  Due from MetLife Investors
     USA Insurance Company                           15                3               1               --
                                      ----------------- ---------------- --------------- ----------------
       Total Assets                         502,483,476      245,914,098      54,290,177       60,902,747
                                      ----------------- ---------------- --------------- ----------------
LIABILITIES:
  Other payables                                     --               --              --               --
  Due to MetLife Investors
     USA Insurance Company                           65              100              90               62
                                      ----------------- ---------------- --------------- ----------------
       Total Liabilities                             65              100              90               62
                                      ----------------- ---------------- --------------- ----------------
NET ASSETS                                $ 502,483,411    $ 245,913,998    $ 54,290,087     $ 60,902,685
                                      ================= ================ =============== ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 502,269,182    $ 245,633,221    $ 54,290,087     $ 60,902,685
  Net assets from contracts in payout           214,229          280,777              --               --
                                      ----------------- ---------------- --------------- ----------------
       Total Net Assets                   $ 502,483,411    $ 245,913,998    $ 54,290,087     $ 60,902,685
                                      ================= ================ =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                       MIST HARRIS
                                        MIST LAZARD     MIST MET/AIM       OAKMARK MIST THIRD AVENUE
                                            MID CAP SMALL CAP GROWTH INTERNATIONAL   SMALL CAP VALUE
                                        SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT
                                      ------------- ---------------- ------------- -----------------
ASSETS:
  Investments at fair value           $ 100,907,024    $ 140,474,121 $ 309,481,364     $ 262,479,389
  Other receivables                              --               --            --                --
  Due from MetLife Investors
     USA Insurance Company                        3                4             5                --
                                      ------------- ---------------- ------------- -----------------
       Total Assets                     100,907,027      140,474,125   309,481,369       262,479,389
                                      ------------- ---------------- ------------- -----------------
LIABILITIES:
  Other payables                                 --               --            --                --
  Due to MetLife Investors
     USA Insurance Company                       35              199           107                83
                                      ------------- ---------------- ------------- -----------------
       Total Liabilities                         35              199           107                83
                                      ------------- ---------------- ------------- -----------------
NET ASSETS                            $ 100,906,992    $ 140,473,926 $ 309,481,262     $ 262,479,306
                                      ============= ================ ============= =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 100,862,661    $ 140,428,125 $ 309,351,832     $ 262,351,678
  Net assets from contracts in payout        44,331           45,801       129,430           127,628
                                      ------------- ---------------- ------------- -----------------
       Total Net Assets               $ 100,906,992    $ 140,473,926 $ 309,481,262     $ 262,479,306
                                      ============= ================ ============= =================

The accompanying notes are an integral part of these financial statements.

                       MIST LEGG MASON                                  MIST PIMCO
    MIST OPPENHEIMER          PARTNERS      MIST PIMCO     MIST RCM      INFLATION MIST T. ROWE PRICE
CAPITAL APPRECIATION AGGRESSIVE GROWTH    TOTAL RETURN   TECHNOLOGY PROTECTED BOND     MID CAP GROWTH
         SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
-------------------- ----------------- --------------- ------------ -------------- ------------------
       $ 201,465,162      $ 73,409,370 $ 1,055,450,361 $ 74,614,774  $ 478,661,831      $ 258,175,013
                  --                --              --           --             --                 --
                   2                --               1           --              3                  3
-------------------- ----------------- --------------- ------------ -------------- ------------------
         201,465,164        73,409,370   1,055,450,362   74,614,774    478,661,834        258,175,016
-------------------- ----------------- --------------- ------------ -------------- ------------------
                  --                --              --           --             --                 --
                  89                78              60           71             90                 73
-------------------- ----------------- --------------- ------------ -------------- ------------------
                  89                78              60           71             90                 73
-------------------- ----------------- --------------- ------------ -------------- ------------------
       $ 201,465,075      $ 73,409,292 $ 1,055,450,302 $ 74,614,703  $ 478,661,744      $ 258,174,943
==================== ================= =============== ============ ============== ==================
       $ 201,227,261      $ 73,399,042 $ 1,055,114,438 $ 74,612,662  $ 478,469,956      $ 258,142,224
             237,814            10,250         335,864        2,041        191,788             32,719
-------------------- ----------------- --------------- ------------ -------------- ------------------
       $ 201,465,075      $ 73,409,292 $ 1,055,450,302 $ 74,614,703  $ 478,661,744      $ 258,174,943
==================== ================= =============== ============ ============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      MIST MFS RESEARCH       MIST CLARION    MIST TURNER MIST GOLDMAN SACHS
                                          INTERNATIONAL GLOBAL REAL ESTATE MID CAP GROWTH      MID CAP VALUE
                                            SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
                                      ----------------- ------------------ -------------- ------------------
ASSETS:
  Investments at fair value               $ 281,155,353       $ 98,120,968   $ 55,630,668       $ 77,628,422
  Other receivables                                  --                 --             --                 --
  Due from MetLife Investors
     USA Insurance Company                            9                  3              3                  4
                                      ----------------- ------------------ -------------- ------------------
       Total Assets                         281,155,362         98,120,971     55,630,671         77,628,426
                                      ----------------- ------------------ -------------- ------------------
LIABILITIES:
  Other payables                                     --                 --             --                 --
  Due to MetLife Investors
     USA Insurance Company                           66                 76             77                 73
                                      ----------------- ------------------ -------------- ------------------
       Total Liabilities                             66                 76             77                 73
                                      ----------------- ------------------ -------------- ------------------
NET ASSETS                                $ 281,155,296       $ 98,120,895   $ 55,630,594       $ 77,628,353
                                      ================= ================== ============== ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 281,061,618       $ 98,093,845   $ 55,617,164       $ 77,600,559
  Net assets from contracts in payout            93,678             27,050         13,430             27,794
                                      ----------------- ------------------ -------------- ------------------
       Total Net Assets                   $ 281,155,296       $ 98,120,895   $ 55,630,594       $ 77,628,353
                                      ================= ================== ============== ==================

The accompanying notes are an integral part of these financial statements.

      MIST METLIFE      MIST METLIFE      MIST METLIFE    MIST METLIFE        MIST METLIFE MIST VAN KAMPEN
DEFENSIVE STRATEGY MODERATE STRATEGY BALANCED STRATEGY GROWTH STRATEGY AGGRESSIVE STRATEGY        COMSTOCK
       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
------------------ ----------------- ----------------- --------------- ------------------- ---------------
   $ 1,466,386,824   $ 2,188,428,040   $ 4,832,135,622 $ 5,026,063,354       $ 412,402,762   $ 161,042,606
                --                --                --              --                  --              --
                 2                --                 3               5                   5               3
------------------ ----------------- ----------------- --------------- ------------------- ---------------
     1,466,386,826     2,188,428,040     4,832,135,625   5,026,063,359         412,402,767     161,042,609
------------------ ----------------- ----------------- --------------- ------------------- ---------------
                --                --                --              --                  --              --
                35                34                48              55                  36             102
------------------ ----------------- ----------------- --------------- ------------------- ---------------
                35                34                48              55                  36             102
------------------ ----------------- ----------------- --------------- ------------------- ---------------
   $ 1,466,386,791   $ 2,188,428,006   $ 4,832,135,577 $ 5,026,063,304       $ 412,402,731   $ 161,042,507
================== ================= ================= =============== =================== ===============
   $ 1,466,201,770   $ 2,188,345,983   $ 4,830,975,032 $ 5,025,953,024       $ 412,333,181   $ 161,019,537
           185,021            82,023         1,160,545         110,280              69,550          22,970
------------------ ----------------- ----------------- --------------- ------------------- ---------------
   $ 1,466,386,791   $ 2,188,428,006   $ 4,832,135,577 $ 5,026,063,304       $ 412,402,731   $ 161,042,507
================== ================= ================= =============== =================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      MIST LEGG MASON MIST MFS EMERGING MIST LOOMIS SAYLES
                                         VALUE EQUITY    MARKETS EQUITY     GLOBAL MARKETS MIST JANUS FORTY
                                          SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                                      --------------- ----------------- ------------------ ----------------
ASSETS:
  Investments at fair value              $ 77,277,912     $ 189,762,137       $ 77,383,553     $ 21,865,699
  Other receivables                                --                --                 --               --
  Due from MetLife Investors
     USA Insurance Company                          3                 1                  1               23
                                      --------------- ----------------- ------------------ ----------------
       Total Assets                        77,277,915       189,762,138         77,383,554       21,865,722
                                      --------------- ----------------- ------------------ ----------------
LIABILITIES:
  Other payables                                   --                --                 --               --
  Due to MetLife Investors
     USA Insurance Company                         94                58                 87               85
                                      --------------- ----------------- ------------------ ----------------
       Total Liabilities                           94                58                 87               85
                                      --------------- ----------------- ------------------ ----------------
NET ASSETS                               $ 77,277,821     $ 189,762,080       $ 77,383,467     $ 21,865,637
                                      =============== ================= ================== ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 77,277,821     $ 189,762,080       $ 77,383,467     $ 21,865,637
  Net assets from contracts in payout              --                --                 --               --
                                      --------------- ----------------- ------------------ ----------------
       Total Net Assets                  $ 77,277,821     $ 189,762,080       $ 77,383,467     $ 21,865,637
                                      =============== ================= ================== ================

The accompanying notes are an integral part of these financial statements.

    MIST DREMAN                       MIST PIONEER MIST BLACKROCK MIST BLACKROCK     MIST RAINIER
SMALL CAP VALUE MIST PIONEER FUND STRATEGIC INCOME LARGE CAP CORE     HIGH YIELD LARGE CAP EQUITY
    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
--------------- ----------------- ---------------- -------------- -------------- ----------------
   $ 19,575,262      $ 53,308,931    $ 251,000,752    $ 5,078,817  $ 100,278,659     $ 34,404,073
             --                --               --             --             --               --
              1                --               --             --             --                1
--------------- ----------------- ---------------- -------------- -------------- ----------------
     19,575,263        53,308,931      251,000,752      5,078,817    100,278,659       34,404,074
--------------- ----------------- ---------------- -------------- -------------- ----------------
             --                --               --             --             --               --
            175               220              174             89            121               58
--------------- ----------------- ---------------- -------------- -------------- ----------------
            175               220              174             89            121               58
--------------- ----------------- ---------------- -------------- -------------- ----------------
   $ 19,575,088      $ 53,308,711    $ 251,000,578    $ 5,078,728  $ 100,278,538     $ 34,404,016
=============== ================= ================ ============== ============== ================
   $ 19,575,088      $ 53,308,711    $ 251,000,578    $ 5,078,728  $ 100,271,958     $ 34,404,016
             --                --               --             --          6,580               --
--------------- ----------------- ---------------- -------------- -------------- ----------------
   $ 19,575,088      $ 53,308,711    $ 251,000,578    $ 5,078,728  $ 100,278,538     $ 34,404,016
=============== ================= ================ ============== ============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                        MIST AMERICAN                               MIST AMERICAN
                                       FUNDS BALANCED MIST AMERICAN MIST AMERICAN    FUNDS GROWTH
                                           ALLOCATION    FUNDS BOND  FUNDS GROWTH      ALLOCATION
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                      --------------- ------------- ------------- ---------------
ASSETS:
  Investments at fair value           $ 1,315,175,725 $ 141,146,743 $ 238,097,880 $ 1,164,848,834
  Other receivables                                --            --            --              --
  Due from MetLife Investors
     USA Insurance Company                         --            --            --              --
                                      --------------- ------------- ------------- ---------------
       Total Assets                     1,315,175,725   141,146,743   238,097,880   1,164,848,834
                                      --------------- ------------- ------------- ---------------
LIABILITIES:
  Other payables                                   --            --            --              --
  Due to MetLife Investors
     USA Insurance Company                         16            58            53              31
                                      --------------- ------------- ------------- ---------------
       Total Liabilities                           16            58            53              31
                                      --------------- ------------- ------------- ---------------
NET ASSETS                            $ 1,315,175,709 $ 141,146,685 $ 238,097,827 $ 1,164,848,803
                                      =============== ============= ============= ===============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 1,315,175,709 $ 141,146,685 $ 238,097,827 $ 1,164,832,616
  Net assets from contracts in payout              --            --            --          16,187
                                      --------------- ------------- ------------- ---------------
       Total Net Assets               $ 1,315,175,709 $ 141,146,685 $ 238,097,827 $ 1,164,848,803
                                      =============== ============= ============= ===============

The accompanying notes are an integral part of these financial statements.

                     MIST AMERICAN                    MIST MET/FRANKLIN
      MIST AMERICAN FUNDS MODERATE MIST MET/FRANKLIN TEMPLETON FOUNDING     MIST SSGA MIST SSGA GROWTH
FUNDS INTERNATIONAL     ALLOCATION     MUTUAL SHARES           STRATEGY    GROWTH ETF   AND INCOME ETF
        SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
------------------- -------------- ----------------- ------------------ ------------- ----------------
      $ 168,980,873  $ 839,089,586      $ 62,452,312      $ 438,687,448 $ 163,291,557    $ 314,125,058
                 --             --                --                 --            --               --
                 --             --                 1                 --            --               --
------------------- -------------- ----------------- ------------------ ------------- ----------------
        168,980,873    839,089,586        62,452,313        438,687,448   163,291,557      314,125,058
------------------- -------------- ----------------- ------------------ ------------- ----------------
                 --             --                --                 --            --               --
                 61             58                75                 45            63               47
------------------- -------------- ----------------- ------------------ ------------- ----------------
                 61             58                75                 45            63               47
------------------- -------------- ----------------- ------------------ ------------- ----------------
      $ 168,980,812  $ 839,089,528      $ 62,452,238      $ 438,687,403 $ 163,291,494    $ 314,125,011
=================== ============== ================= ================== ============= ================
      $ 168,980,812  $ 839,089,528      $ 62,452,238      $ 438,671,387 $ 163,291,494    $ 314,125,011
                 --             --                --             16,016            --               --
------------------- -------------- ----------------- ------------------ ------------- ----------------
      $ 168,980,812  $ 839,089,528      $ 62,452,238      $ 438,687,403 $ 163,291,494    $ 314,125,011
=================== ============== ================= ================== ============= ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      MIST MET/TEMPLETON    AIM V.I. AIM V.I. CAPITAL             AIM V.I.
                                      INTERNATIONAL BOND CORE EQUITY     APPRECIATION INTERNATIONAL GROWTH
                                             SUB-ACCOUNT SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
                                      ------------------ ----------- ---------------- --------------------
ASSETS:
  Investments at fair value                  $ 8,438,588   $ 407,846        $ 157,430         $ 65,315,427
  Other receivables                                   --          --               --                   --
  Due from MetLife Investors
     USA Insurance Company                            --          --               --                   --
                                      ------------------ ----------- ---------------- --------------------
       Total Assets                            8,438,588     407,846          157,430           65,315,427
                                      ------------------ ----------- ---------------- --------------------
LIABILITIES:
  Other payables                                      --          --               --                   --
  Due to MetLife Investors
     USA Insurance Company                            64           1               10                   36
                                      ------------------ ----------- ---------------- --------------------
       Total Liabilities                              64           1               10                   36
                                      ------------------ ----------- ---------------- --------------------
NET ASSETS                                   $ 8,438,524   $ 407,845        $ 157,420         $ 65,315,391
                                      ================== =========== ================ ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         $ 8,438,524   $ 407,845        $ 157,420         $ 65,315,391
  Net assets from contracts in payout                 --          --               --                   --
                                      ------------------ ----------- ---------------- --------------------
       Total Net Assets                      $ 8,438,524   $ 407,845        $ 157,420         $ 65,315,391
                                      ================== =========== ================ ====================

The accompanying notes are an integral part of these financial statements.

AIM V.I. BASIC AIM V.I. GLOBAL     MFS VIT         MFS VIT       MFS VIT OPPENHEIMER VA
      BALANCED     REAL ESTATE    RESEARCH INVESTORS TRUST NEW DISCOVERY    MAIN STREET
   SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
-------------- --------------- ----------- --------------- ------------- --------------
     $ 262,321     $ 4,786,348   $ 111,061        $ 52,765      $ 45,498      $ 120,828
            --              --          --              --            --             --
            --              --          --              --            --             --
-------------- --------------- ----------- --------------- ------------- --------------
       262,321       4,786,348     111,061          52,765        45,498        120,828
-------------- --------------- ----------- --------------- ------------- --------------
            --              --          --              --            --             --
             3              40           4               7             7              2
-------------- --------------- ----------- --------------- ------------- --------------
             3              40           4               7             7              2
-------------- --------------- ----------- --------------- ------------- --------------
     $ 262,318     $ 4,786,308   $ 111,057        $ 52,758      $ 45,491      $ 120,826
============== =============== =========== =============== ============= ==============
     $ 262,318     $ 4,786,308   $ 111,057        $ 52,758      $ 45,491      $ 120,826
            --              --          --              --            --             --
-------------- --------------- ----------- --------------- ------------- --------------
     $ 262,318     $ 4,786,308   $ 111,057        $ 52,758      $ 45,491      $ 120,826
============== =============== =========== =============== ============= ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                    OPPENHEIMER VA
                                      OPPENHEIMER VA OPPENHEIMER VA    MAIN STREET OPPENHEIMER VA
                                                BOND STRATEGIC BOND      SMALL CAP          MONEY
                                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- --------------
ASSETS:
  Investments at fair value                 $ 57,765       $ 14,588   $ 43,881,948      $ 117,917
  Other receivables                               --             --             --             --
  Due from MetLife Investors
     USA Insurance Company                        --             --             --             --
                                      -------------- -------------- -------------- --------------
       Total Assets                           57,765         14,588     43,881,948        117,917
                                      -------------- -------------- -------------- --------------
LIABILITIES:
  Other payables                                  --             --             --             --
  Due to MetLife Investors
     USA Insurance Company                         9             13             38             --
                                      -------------- -------------- -------------- --------------
       Total Liabilities                           9             13             38             --
                                      -------------- -------------- -------------- --------------
NET ASSETS                                  $ 57,756       $ 14,575   $ 43,881,910      $ 117,917
                                      ============== ============== ============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 57,756       $ 14,575   $ 43,881,910      $ 117,917
  Net assets from contracts in payout             --             --             --             --
                                      -------------- -------------- -------------- --------------
       Total Net Assets                     $ 57,756       $ 14,575   $ 43,881,910      $ 117,917
                                      ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

 FIDELITY VIP  FIDELITY VIP  FIDELITY VIP FIDELITY VIP  FIDELITY VIP FIDELITY VIP
ASSET MANAGER        GROWTH    CONTRAFUND     OVERSEAS EQUITY-INCOME    INDEX 500
  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
------------- ------------- ------------- ------------ ------------- ------------
$ 102,112,481 $ 130,641,956 $ 313,576,712  $ 6,282,777   $ 6,538,980 $ 70,079,060
           --            --            --           --            --           --
           --             6             2           --             1           --
------------- ------------- ------------- ------------ ------------- ------------
  102,112,481   130,641,962   313,576,714    6,282,777     6,538,981   70,079,060
------------- ------------- ------------- ------------ ------------- ------------
            1            --            --           --            --           --
            5             3            70            2            --           13
------------- ------------- ------------- ------------ ------------- ------------
            6             3            70            2            --           13
------------- ------------- ------------- ------------ ------------- ------------
$ 102,112,475 $ 130,641,959 $ 313,576,644  $ 6,282,775   $ 6,538,981 $ 70,079,047
============= ============= ============= ============ ============= ============
$ 102,112,475 $ 130,641,959 $ 313,576,644  $ 6,282,775   $ 6,538,981 $ 70,079,047
           --            --            --           --            --           --
------------- ------------- ------------- ------------ ------------- ------------
$ 102,112,475 $ 130,641,959 $ 313,576,644  $ 6,282,775   $ 6,538,981 $ 70,079,047
============= ============= ============= ============ ============= ============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      FIDELITY VIP  FIDELITY VIP      FIDELITY VIP           DWS
                                      MONEY MARKET       MID CAP FUNDS MANAGER 60% INTERNATIONAL
                                       SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------ ------------- ----------------- -------------
ASSETS:
  Investments at fair value           $ 50,573,010 $ 103,784,425      $ 36,215,324  $ 22,845,175
  Other receivables                             --            --                --            --
  Due from MetLife Investors
     USA Insurance Company                      --             6                --            --
                                      ------------ ------------- ----------------- -------------
       Total Assets                     50,573,010   103,784,431        36,215,324    22,845,175
                                      ------------ ------------- ----------------- -------------
LIABILITIES:
  Other payables                                --            --                --            --
  Due to MetLife Investors
     USA Insurance Company                      22            20                --            14
                                      ------------ ------------- ----------------- -------------
       Total Liabilities                        22            20                --            14
                                      ------------ ------------- ----------------- -------------
NET ASSETS                            $ 50,572,988 $ 103,784,411      $ 36,215,324  $ 22,845,161
                                      ============ ============= ================= =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 50,572,988 $ 103,784,411      $ 36,215,324  $ 22,845,161
  Net assets from contracts in payout           --            --                --            --
                                      ------------ ------------- ----------------- -------------
       Total Net Assets               $ 50,572,988 $ 103,784,411      $ 36,215,324  $ 22,845,161
                                      ============ ============= ================= =============

The accompanying notes are an integral part of these financial statements.

                                                                               MSF BLACKROCK
MSF FI MID CAP        MSF FI  MSF RUSSELL           MSF ARTIO   MSF METLIFE LEGACY LARGE CAP
 OPPORTUNITIES VALUE LEADERS   2000 INDEX INTERNATIONAL STOCK   STOCK INDEX           GROWTH
   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
-------------- ------------- ------------ ------------------- ------------- ----------------
   $ 3,651,141   $ 4,072,894 $ 15,337,096         $ 3,955,180 $ 281,243,677      $ 8,419,337
            --            --           --                  --            --                1
            --            29           --                  --            15               --
-------------- ------------- ------------ ------------------- ------------- ----------------
     3,651,141     4,072,923   15,337,096           3,955,180   281,243,692        8,419,338
-------------- ------------- ------------ ------------------- ------------- ----------------
            --            --           --                  --            --               --
            18            88           87                  48            51              253
-------------- ------------- ------------ ------------------- ------------- ----------------
            18            88           87                  48            51              253
-------------- ------------- ------------ ------------------- ------------- ----------------
   $ 3,651,123   $ 4,072,835 $ 15,337,009         $ 3,955,132 $ 281,243,641      $ 8,419,085
============== ============= ============ =================== ============= ================
   $ 3,651,123   $ 4,072,835 $ 15,337,009         $ 3,955,132 $ 281,128,231      $ 8,419,085
            --            --           --                  --       115,410               --
-------------- ------------- ------------ ------------------- ------------- ----------------
   $ 3,651,123   $ 4,072,835 $ 15,337,009         $ 3,955,132 $ 281,243,641      $ 8,419,085
============== ============= ============ =================== ============= ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                                         MSF BARCLAYS
                                        MSF BLACKROCK MSF BLACKROCK   MSF BLACKROCK CAPITAL AGGREGATE
                                      STRATEGIC VALUE   BOND INCOME LARGE CAP VALUE        BOND INDEX
                                          SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                      --------------- ------------- --------------- -----------------
ASSETS:
  Investments at fair value               $ 8,493,218  $ 42,636,655     $ 2,783,417      $ 29,894,105
  Other receivables                                 1            --              --                --
  Due from MetLife Investors
     USA Insurance Company                         --            26              --                --
                                      --------------- ------------- --------------- -----------------
       Total Assets                         8,493,219    42,636,681       2,783,417        29,894,105
                                      --------------- ------------- --------------- -----------------
LIABILITIES:
  Other payables                                   --            --              --                --
  Due to MetLife Investors
     USA Insurance Company                          6           105               4               139
                                      --------------- ------------- --------------- -----------------
       Total Liabilities                            6           105               4               139
                                      --------------- ------------- --------------- -----------------
NET ASSETS                                $ 8,493,213  $ 42,636,576     $ 2,783,413      $ 29,893,966
                                      =============== ============= =============== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 8,493,213  $ 42,630,133     $ 2,783,413      $ 29,893,966
  Net assets from contracts in payout              --         6,443              --                --
                                      --------------- ------------- --------------- -----------------
       Total Net Assets                   $ 8,493,213  $ 42,636,576     $ 2,783,413      $ 29,893,966
                                      =============== ============= =============== =================

The accompanying notes are an integral part of these financial statements.

              MSF MORGAN STANLEY      MSF MFS         MSF METLIFE     MSF DAVIS MSF MET/ARTISAN
MSF MFS VALUE         EAFE INDEX TOTAL RETURN MID CAP STOCK INDEX VENTURE VALUE   MID CAP VALUE
  SUB-ACCOUNT        SUB-ACCOUNT  SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
------------- ------------------ ------------ ------------------- ------------- ---------------
 $ 33,984,199       $ 27,098,587 $ 40,772,313        $ 23,983,145 $ 487,864,533   $ 195,923,742
           --                 --           --                   1            --              --
           --                 --          109                  --            14              20
------------- ------------------ ------------ ------------------- ------------- ---------------
   33,984,199         27,098,587   40,772,422          23,983,146   487,864,547     195,923,762
------------- ------------------ ------------ ------------------- ------------- ---------------
           --                 --           --                  --            --              --
          139                 91          198                  85            55              76
------------- ------------------ ------------ ------------------- ------------- ---------------
          139                 91          198                  85            55              76
------------- ------------------ ------------ ------------------- ------------- ---------------
 $ 33,984,060       $ 27,098,496 $ 40,772,224        $ 23,983,061 $ 487,864,492   $ 195,923,686
============= ================== ============ =================== ============= ===============
 $ 33,984,060       $ 27,098,496 $ 40,772,224        $ 23,983,061 $ 487,583,956   $ 195,796,576
           --                 --           --                  --       280,536         127,110
------------- ------------------ ------------ ------------------- ------------- ---------------
 $ 33,984,060       $ 27,098,496 $ 40,772,224        $ 23,983,061 $ 487,864,492   $ 195,923,686
============= ================== ============ =================== ============= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                                    MSF WESTERN ASSET
                                       MSF JENNISON MSF BLACKROCK MSF T. ROWE PRICE        MANAGEMENT
                                             GROWTH  MONEY MARKET  SMALL CAP GROWTH   U.S. GOVERNMENT
                                        SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                      ------------- ------------- ----------------- -----------------
ASSETS:
  Investments at fair value           $ 190,651,607 $ 576,533,179       $ 6,406,836     $ 140,925,991
  Other receivables                              --             7                --                --
  Due from MetLife Investors
     USA Insurance Company                       --            --                --                 2
                                      ------------- ------------- ----------------- -----------------
       Total Assets                     190,651,607   576,533,186         6,406,836       140,925,993
                                      ------------- ------------- ----------------- -----------------
LIABILITIES:
  Other payables                                 --            --                --                --
  Due to MetLife Investors
     USA Insurance Company                      106           902                72               127
                                      ------------- ------------- ----------------- -----------------
       Total Liabilities                        106           902                72               127
                                      ------------- ------------- ----------------- -----------------
NET ASSETS                            $ 190,651,501 $ 576,532,284       $ 6,406,764     $ 140,925,866
                                      ============= ============= ================= =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 190,570,065 $ 576,392,103       $ 6,406,764     $ 140,916,247
  Net assets from contracts in payout        81,436       140,181                --             9,619
                                      ------------- ------------- ----------------- -----------------
       Total Net Assets               $ 190,651,501 $ 576,532,284       $ 6,406,764     $ 140,925,866
                                      ============= ============= ================= =================

The accompanying notes are an integral part of these financial statements.

                                       MSF METLIFE         MSF METLIFE                               MSF METLIFE
MSF OPPENHEIMER           MSF METLIFE CONSERVATIVE     CONSERVATIVE TO         MSF METLIFE           MODERATE TO
  GLOBAL EQUITY AGGRESSIVE ALLOCATION   ALLOCATION MODERATE ALLOCATION MODERATE ALLOCATION AGGRESSIVE ALLOCATION
    SUB-ACCOUNT           SUB-ACCOUNT  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
--------------- --------------------- ------------ ------------------- ------------------- ---------------------
   $ 10,903,741           $ 1,636,128 $ 10,771,474         $ 9,016,218        $ 44,856,815          $ 52,562,790
             --                    --           --                  --                  --                    --
              1                    --           --                  --                  --                    --
--------------- --------------------- ------------ ------------------- ------------------- ---------------------
     10,903,742             1,636,128   10,771,474           9,016,218          44,856,815            52,562,790
--------------- --------------------- ------------ ------------------- ------------------- ---------------------
             --                    --           --                  --                  --                    --
             88                    55           46                  33                  30                    37
--------------- --------------------- ------------ ------------------- ------------------- ---------------------
             88                    55           46                  33                  30                    37
--------------- --------------------- ------------ ------------------- ------------------- ---------------------
   $ 10,903,654           $ 1,636,073 $ 10,771,428         $ 9,016,185        $ 44,856,785          $ 52,562,753
=============== ===================== ============ =================== =================== =====================
   $ 10,903,654           $ 1,636,073 $ 10,771,428         $ 9,016,185        $ 44,856,785          $ 52,562,753
             --                    --           --                  --                  --                    --
--------------- --------------------- ------------ ------------------- ------------------- ---------------------
   $ 10,903,654           $ 1,636,073 $ 10,771,428         $ 9,016,185        $ 44,856,785          $ 52,562,753
=============== ===================== ============ =================== =================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                          MSF NEUBERGER MSF MET/DIMENSIONAL
                                      MSF T. ROWE PRICE MSF LOOMIS SAYLES        BERMAN INTERNATIONAL SMALL
                                       LARGE CAP GROWTH    SMALL CAP CORE MID CAP VALUE             COMPANY
                                            SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT
                                      ----------------- ----------------- ------------- -------------------
ASSETS:
  Investments at fair value                 $ 1,161,844       $ 1,990,773     $ 225,616        $ 17,437,076
  Other receivables                                  --                --            --                  --
  Due from MetLife Investors
     USA Insurance Company                           --                 5            --                   1
                                      ----------------- ----------------- ------------- -------------------
       Total Assets                           1,161,844         1,990,778       225,616          17,437,077
                                      ----------------- ----------------- ------------- -------------------
LIABILITIES:
  Other payables                                     --                --            --                  --
  Due to MetLife Investors
     USA Insurance Company                           26               107            62                 117
                                      ----------------- ----------------- ------------- -------------------
       Total Liabilities                             26               107            62                 117
                                      ----------------- ----------------- ------------- -------------------
NET ASSETS                                  $ 1,161,818       $ 1,990,671     $ 225,554        $ 17,436,960
                                      ================= ================= ============= ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        $ 1,161,818       $ 1,990,671     $ 225,554        $ 17,436,960
  Net assets from contracts in payout                --                --            --                  --
                                      ----------------- ----------------- ------------- -------------------
       Total Net Assets                     $ 1,161,818       $ 1,990,671     $ 225,554        $ 17,436,960
                                      ================= ================= ============= ===================

The accompanying notes are an integral part of these financial statements.

   MSF VAN ECK
GLOBAL NATURAL VAN KAMPEN LIT    VAN KAMPEN LIT     FEDERATED FEDERATED HIGH FEDERATED MID CAP
     RESOURCES CAPITAL GROWTH GROWTH AND INCOME EQUITY INCOME    INCOME BOND GROWTH STRATEGIES
   SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
-------------- -------------- ----------------- ------------- -------------- -----------------
  $ 17,635,992      $ 117,044     $ 107,604,835      $ 21,339       $ 26,310          $ 78,684
            --             --                --            --             --                --
            --              2                --            --             --                --
-------------- -------------- ----------------- ------------- -------------- -----------------
    17,635,992        117,046       107,604,835        21,339         26,310            78,684
-------------- -------------- ----------------- ------------- -------------- -----------------
            --             --                --            --             --                --
            66             --                28             8             10                17
-------------- -------------- ----------------- ------------- -------------- -----------------
            66             --                28             8             10                17
-------------- -------------- ----------------- ------------- -------------- -----------------
  $ 17,635,926      $ 117,046     $ 107,604,807      $ 21,331       $ 26,300          $ 78,667
============== ============== ================= ============= ============== =================
  $ 17,635,926      $ 117,046     $ 107,604,807      $ 21,331       $ 26,300          $ 78,667
            --             --                --            --             --                --
-------------- -------------- ----------------- ------------- -------------- -----------------
  $ 17,635,926      $ 117,046     $ 107,604,807      $ 21,331       $ 26,300          $ 78,667
============== ============== ================= ============= ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                                   ALGER T. ROWE PRICE       T. ROWE PRICE
                                      NEUBERGER GENESIS SMALL CAP GROWTH  GROWTH STOCK INTERNATIONAL STOCK
                                            SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT
                                      ----------------- ---------------- ------------- -------------------
ASSETS:
  Investments at fair value                     $ 8,818     $ 51,552,208   $ 6,993,263           $ 877,972
  Other receivables                                  --               --            --                  --
  Due from MetLife Investors
     USA Insurance Company                           --               --            --                  --
                                      ----------------- ---------------- ------------- -------------------
       Total Assets                               8,818       51,552,208     6,993,263             877,972
                                      ----------------- ---------------- ------------- -------------------
LIABILITIES:
  Other payables                                     --               --            --                  --
  Due to MetLife Investors
     USA Insurance Company                           33                1             2                   2
                                      ----------------- ---------------- ------------- -------------------
       Total Liabilities                             33                1             2                   2
                                      ----------------- ---------------- ------------- -------------------
NET ASSETS                                      $ 8,785     $ 51,552,207   $ 6,993,261           $ 877,970
                                      ================= ================ ============= ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units            $ 8,785     $ 51,552,207   $ 6,993,261           $ 877,970
  Net assets from contracts in payout                --               --            --                  --
                                      ----------------- ---------------- ------------- -------------------
       Total Net Assets                         $ 8,785     $ 51,552,207   $ 6,993,261           $ 877,970
                                      ================= ================ ============= ===================

The accompanying notes are an integral part of these financial statements.

                          AMERICAN FUNDS
T. ROWE PRICE JANUS ASPEN   GLOBAL SMALL AMERICAN FUNDS AMERICAN FUNDS AMERICAN FUNDS
PRIME RESERVE   WORLDWIDE CAPITALIZATION         GROWTH  GROWTH-INCOME  GLOBAL GROWTH
  SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
------------- ----------- -------------- -------------- -------------- --------------
  $ 1,400,542     $ 6,290   $ 58,608,655  $ 419,749,877  $ 219,690,006  $ 161,438,931
           --          --             --              1             --             --
           --           2             --             11             14              8
------------- ----------- -------------- -------------- -------------- --------------
    1,400,542       6,292     58,608,655    419,749,889    219,690,020    161,438,939
------------- ----------- -------------- -------------- -------------- --------------
           --          --             --             --             --             --
           67           7             53             78            108             82
------------- ----------- -------------- -------------- -------------- --------------
           67           7             53             78            108             82
------------- ----------- -------------- -------------- -------------- --------------
  $ 1,400,475     $ 6,285   $ 58,608,602  $ 419,749,811  $ 219,689,912  $ 161,438,857
============= =========== ============== ============== ============== ==============
  $ 1,400,475     $ 6,285   $ 58,608,602  $ 419,743,033  $ 219,683,255  $ 161,430,488
           --          --             --          6,778          6,657          8,369
------------- ----------- -------------- -------------- -------------- --------------
  $ 1,400,475     $ 6,285   $ 58,608,602  $ 419,749,811  $ 219,689,912  $ 161,438,857
============= =========== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      AMERICAN FUNDS     FTVIPT MUTUAL   FTVIPT TEMPLETON  FTVIPT TEMPLETON
                                                BOND SHARES SECURITIES FOREIGN SECURITIES GROWTH SECURITIES
                                         SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                      -------------- ----------------- ------------------ -----------------
ASSETS:
  Investments at fair value             $ 57,212,653      $ 88,554,465       $ 70,515,614      $ 42,694,548
  Other receivables                               --                --                 --                --
  Due from MetLife Investors
     USA Insurance Company                        --                --                  2                --
                                      -------------- ----------------- ------------------ -----------------
       Total Assets                       57,212,653        88,554,465         70,515,616        42,694,548
                                      -------------- ----------------- ------------------ -----------------
LIABILITIES:
  Other payables                                  --                --                 --                --
  Due to MetLife Investors
     USA Insurance Company                        40                15                 61                27
                                      -------------- ----------------- ------------------ -----------------
       Total Liabilities                          40                15                 61                27
                                      -------------- ----------------- ------------------ -----------------
NET ASSETS                              $ 57,212,613      $ 88,554,450       $ 70,515,555      $ 42,694,521
                                      ============== ================= ================== =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 57,212,613      $ 88,554,450       $ 70,515,555      $ 42,694,521
  Net assets from contracts in payout             --                --                 --                --
                                      -------------- ----------------- ------------------ -----------------
       Total Net Assets                 $ 57,212,613      $ 88,554,450       $ 70,515,555      $ 42,694,521
                                      ============== ================= ================== =================

The accompanying notes are an integral part of these financial statements.

                  FTVIPT TEMPLETON FTVIPT FRANKLIN
  FTVIPT FRANKLIN      GLOBAL BOND SMALL CAP VALUE UIF EQUITY AND                           UIF U.S.
INCOME SECURITIES       SECURITIES      SECURITIES         INCOME UIF U.S. REAL ESTATE MID CAP VALUE
      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT          SUB-ACCOUNT   SUB-ACCOUNT
----------------- ---------------- --------------- -------------- -------------------- -------------
    $ 134,091,574     $ 44,636,040    $ 13,205,323  $ 249,400,087         $ 56,466,130  $ 15,401,693
               --               --              --             --                   --            --
                2               39              --              2                   --            --
----------------- ---------------- --------------- -------------- -------------------- -------------
      134,091,576       44,636,079      13,205,323    249,400,089           56,466,130    15,401,693
----------------- ---------------- --------------- -------------- -------------------- -------------
               --               --              --             --                   --            --
               51               19              60              7                   28            43
----------------- ---------------- --------------- -------------- -------------------- -------------
               51               19              60              7                   28            43
----------------- ---------------- --------------- -------------- -------------------- -------------
    $ 134,091,525     $ 44,636,060    $ 13,205,263  $ 249,400,082         $ 56,466,102  $ 15,401,650
================= ================ =============== ============== ==================== =============
    $ 134,091,525     $ 44,636,060    $ 13,205,263  $ 249,400,082         $ 56,466,102  $ 15,401,650
               --               --              --             --                   --            --
----------------- ---------------- --------------- -------------- -------------------- -------------
    $ 134,091,525     $ 44,636,060    $ 13,205,263  $ 249,400,082         $ 56,466,102  $ 15,401,650
================= ================ =============== ============== ==================== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                      PIONEER VCT  PIONEER VCT      PIONEER VCT   PIONEER VCT
                                             BOND CULLEN VALUE EMERGING MARKETS EQUITY INCOME
                                      SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                                      ----------- ------------ ---------------- -------------
ASSETS:
  Investments at fair value           $ 2,213,952  $ 1,867,982      $ 1,021,016     $ 354,531
  Other receivables                            --           --               --            --
  Due from MetLife Investors
     USA Insurance Company                     --           --               --            --
                                      ----------- ------------ ---------------- -------------
       Total Assets                     2,213,952    1,867,982        1,021,016       354,531
                                      ----------- ------------ ---------------- -------------
LIABILITIES:
  Other payables                               --           --               --            --
  Due to MetLife Investors
     USA Insurance Company                     77           90              102            71
                                      ----------- ------------ ---------------- -------------
       Total Liabilities                       77           90              102            71
                                      ----------- ------------ ---------------- -------------
NET ASSETS                            $ 2,213,875  $ 1,867,892      $ 1,020,914     $ 354,460
                                      =========== ============ ================ =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 2,213,875  $ 1,867,892      $ 1,020,914     $ 354,460
  Net assets from contracts in payout          --           --               --            --
                                      ----------- ------------ ---------------- -------------
       Total Net Assets               $ 2,213,875  $ 1,867,892      $ 1,020,914     $ 354,460
                                      =========== ============ ================ =============

The accompanying notes are an integral part of these financial statements.

PIONEER VCT PIONEER VCT PIONEER VCT IBBOTSON PIONEER VCT IBBOTSON   PIONEER VCT PIONEER VCT REAL
       FUND  HIGH YIELD    GROWTH ALLOCATION  MODERATE ALLOCATION MID CAP VALUE    ESTATE SHARES
SUB-ACCOUNT SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
----------- ----------- -------------------- -------------------- ------------- ----------------
  $ 228,831 $ 1,172,822         $ 16,934,375         $ 24,317,395  $ 35,037,541        $ 228,991
         --          --                   --                   --            --               --
         --          --                   --                   --             2               --
----------- ----------- -------------------- -------------------- ------------- ----------------
    228,831   1,172,822           16,934,375           24,317,395    35,037,543          228,991
----------- ----------- -------------------- -------------------- ------------- ----------------
         --          --                   --                   --            --               --
         54          82                   53                   57            40               73
----------- ----------- -------------------- -------------------- ------------- ----------------
         54          82                   53                   57            40               73
----------- ----------- -------------------- -------------------- ------------- ----------------
  $ 228,777 $ 1,172,740         $ 16,934,322         $ 24,317,338  $ 35,037,503        $ 228,918
=========== =========== ==================== ==================== ============= ================
  $ 228,777 $ 1,172,740         $ 16,934,322         $ 24,317,338  $ 35,037,503        $ 228,918
         --          --                   --                   --            --               --
----------- ----------- -------------------- -------------------- ------------- ----------------
  $ 228,777 $ 1,172,740         $ 16,934,322         $ 24,317,338  $ 35,037,503        $ 228,918
=========== =========== ==================== ==================== ============= ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

                                                    LMPVET               LMPVET               LMPVET               LMPVET
                                      CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE
                                          SMALL CAP GROWTH            INVESTORS    FUNDAMENTAL VALUE         APPRECIATION
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                      -------------------- -------------------- -------------------- --------------------
ASSETS:
  Investments at fair value                   $ 21,966,975          $ 2,559,542         $ 83,258,481        $ 116,657,480
  Other receivables                                     --                   --                   --                   --
  Due from MetLife Investors
     USA Insurance Company                              --                   --                    6                    3
                                      -------------------- -------------------- -------------------- --------------------
       Total Assets                             21,966,975            2,559,542           83,258,487          116,657,483
                                      -------------------- -------------------- -------------------- --------------------
LIABILITIES:
  Other payables                                        --                   --                   --                   --
  Due to MetLife Investors
     USA Insurance Company                             133                   88                   79                   74
                                      -------------------- -------------------- -------------------- --------------------
       Total Liabilities                               133                   88                   79                   74
                                      -------------------- -------------------- -------------------- --------------------
NET ASSETS                                    $ 21,966,842          $ 2,559,454         $ 83,258,408        $ 116,657,409
                                      ==================== ==================== ==================== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units          $ 21,966,842          $ 2,559,454         $ 83,258,408        $ 116,657,409
  Net assets from contracts in payout                   --                   --                   --                   --
                                      -------------------- -------------------- -------------------- --------------------
       Total Net Assets                       $ 21,966,842          $ 2,559,454         $ 83,258,408        $ 116,657,409
                                      ==================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

                                                                     LMPVET                         LMPVET
              LMPVET               LMPVET LMPVET INVESTMENT     CLEARBRIDGE           LMPVET  BATTERYMARCH
CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE  COUNSEL VARIABLE VARIABLE EQUITY      CLEARBRIDGE      VARIABLE
   AGGRESSIVE GROWTH     LARGE CAP GROWTH  SOCIAL AWARENESS  INCOME BUILDER VARIABLE CAPITAL GLOBAL EQUITY
         SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
-------------------- -------------------- ----------------- --------------- ---------------- -------------
       $ 123,706,083          $ 6,818,757         $ 515,755    $ 64,946,374      $ 5,470,012   $ 3,587,445
                  --                   --                --              --               --            --
                   3                    1                --              --               --            --
-------------------- -------------------- ----------------- --------------- ---------------- -------------
         123,706,086            6,818,758           515,755      64,946,374        5,470,012     3,587,445
-------------------- -------------------- ----------------- --------------- ---------------- -------------
                  --                   --                --              --               --            --
                 162                   55                43              23              113            44
-------------------- -------------------- ----------------- --------------- ---------------- -------------
                 162                   55                43              23              113            44
-------------------- -------------------- ----------------- --------------- ---------------- -------------
       $ 123,705,924          $ 6,818,703         $ 515,712    $ 64,946,351      $ 5,469,899   $ 3,587,401
==================== ==================== ================= =============== ================ =============
       $ 123,705,924          $ 6,818,703         $ 515,712    $ 64,946,351      $ 5,469,899   $ 3,587,401
                  --                   --                --              --               --            --
-------------------- -------------------- ----------------- --------------- ---------------- -------------
       $ 123,705,924          $ 6,818,703         $ 515,712    $ 64,946,351      $ 5,469,899   $ 3,587,401
==================== ==================== ================= =============== ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2009

                                                    LMPVET
                                      CLEARBRIDGE VARIABLE LMPVET LIFESTYLE LMPVET LIFESTYLE LMPVET LIFESTYLE
                                         DIVIDEND STRATEGY   ALLOCATION 50%   ALLOCATION 70%   ALLOCATION 85%
                                               SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                      -------------------- ---------------- ---------------- ----------------
ASSETS:
  Investments at fair value                    $ 5,884,596      $ 7,231,590      $ 3,447,377     $ 47,576,594
  Other receivables                                     --               --               --               --
  Due from MetLife Investors
     USA Insurance Company                              --               --               --               --
                                      -------------------- ---------------- ---------------- ----------------
       Total Assets                              5,884,596        7,231,590        3,447,377       47,576,594
                                      -------------------- ---------------- ---------------- ----------------
LIABILITIES:
  Other payables                                        --               --               --               --
  Due to MetLife Investors
     USA Insurance Company                              77               22               27               33
                                      -------------------- ---------------- ---------------- ----------------
       Total Liabilities                                77               22               27               33
                                      -------------------- ---------------- ---------------- ----------------
NET ASSETS                                     $ 5,884,519      $ 7,231,568      $ 3,447,350     $ 47,576,561
                                      ==================== ================ ================ ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 5,884,519      $ 7,231,568      $ 3,447,350     $ 47,576,561
  Net assets from contracts in payout                   --               --               --               --
                                      -------------------- ---------------- ---------------- ----------------
       Total Net Assets                        $ 5,884,519      $ 7,231,568      $ 3,447,350     $ 47,576,561
                                      ==================== ================ ================ ================

The accompanying notes are an integral part of these financial statements.

 LMPVIT WESTERN
 ASSET VARIABLE        LMPVIT WESTERN LMPVIT WESTERN
ADJUSTABLE RATE ASSET VARIABLE GLOBAL ASSET VARIABLE
         INCOME       HIGH YIELD BOND   MONEY MARKET
    SUB-ACCOUNT           SUB-ACCOUNT    SUB-ACCOUNT
--------------- --------------------- --------------
    $ 2,122,010          $ 48,249,677   $ 93,473,315
             --                    --             --
             --                    --             --
--------------- --------------------- --------------
      2,122,010            48,249,677     93,473,315
--------------- --------------------- --------------
             --                    --             --
             70                    97             74
--------------- --------------------- --------------
             70                    97             74
--------------- --------------------- --------------
    $ 2,121,940          $ 48,249,580   $ 93,473,241
=============== ===================== ==============
    $ 2,121,940          $ 48,249,580   $ 93,471,547
             --                    --          1,694
--------------- --------------------- --------------
    $ 2,121,940          $ 48,249,580   $ 93,473,241
=============== ===================== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

                                             MIST LORD ABBETT    MIST LORD ABBETT    MIST VAN KAMPEN    MIST LORD ABBETT
                                            GROWTH AND INCOME      BOND DEBENTURE     MID CAP GROWTH       MID CAP VALUE
                                                  SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------- ------------------- ------------------ -------------------
INVESTMENT INCOME:
      Dividends                                  $ 10,213,969        $ 15,102,210               $ --           $ 706,119
                                            -------------------- ------------------- ------------------ -------------------
EXPENSES:
      Mortality and expense risk
        charges                                     6,078,965           2,941,857            530,869             581,656
      Administrative charges                          727,669             509,331             99,036             100,929
                                            -------------------- ------------------- ------------------ -------------------
        Total expenses                              6,806,634           3,451,188            629,905             682,585
                                            -------------------- ------------------- ------------------ -------------------
           Net investment income (loss) .           3,407,335          11,651,022           (629,905)             23,534
                                            -------------------- ------------------- ------------------ -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --                  --                 --                  --
      Realized gains (losses) on sale of
        investments                               (19,779,752)         (2,618,629)          (846,552)           (729,988)
                                            -------------------- ------------------- ------------------ -------------------
           Net realized gains (losses)            (19,779,752)         (2,618,629)          (846,552)           (729,988)
                                            -------------------- ------------------- ------------------ -------------------
      Change in unrealized gains (losses)
        on investments                             89,166,515          53,160,028         18,975,278          12,132,534
                                            -------------------- ------------------- ------------------ -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                69,386,763          50,541,399         18,128,726          11,402,546
                                            -------------------- ------------------- ------------------ -------------------
      Net increase (decrease) in net assets
        resulting from operations                $ 72,794,098        $ 62,192,421       $ 17,498,821        $ 11,426,080
                                            ==================== =================== ================== ===================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                     MIST HARRIS                                                MIST LEGG MASON
MIST LAZARD        MIST MET/AIM          OAKMARK MIST THIRD AVENUE        MIST OPPENHEIMER             PARTNERS
    MID CAP    SMALL CAP GROWTH    INTERNATIONAL   SMALL CAP VALUE    CAPITAL APPRECIATION    AGGRESSIVE GROWTH
SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
-------------- ------------------- ------------- -------------------- ----------------------- --------------------
  $ 937,966                $ --     $ 17,983,784       $ 2,506,587                    $ --                 $ --
-------------- ------------------- ------------- -------------------- ----------------------- --------------------
  1,150,395           1,589,706        3,263,091         3,018,739               2,406,642              876,125
    202,473             286,629          586,390           526,845                 421,139              156,733
-------------- ------------------- ------------- -------------------- ----------------------- --------------------
  1,352,868           1,876,335        3,849,481         3,545,584               2,827,781            1,032,858
-------------- ------------------- ------------- -------------------- ----------------------- --------------------
   (414,902)         (1,876,335)      14,134,303        (1,038,997)             (2,827,781)          (1,032,858)
-------------- ------------------- ------------- -------------------- ----------------------- --------------------
         --                  --               --         2,305,061                      --                   --
 (3,302,687)         (2,814,981)      (8,257,515)       (3,161,256)            (16,868,181)          (3,151,338)
-------------- ------------------- ------------- -------------------- ----------------------- --------------------
 (3,302,687)         (2,814,981)      (8,257,515)         (856,195)            (16,868,181)          (3,151,338)
-------------- ------------------- ------------- -------------------- ----------------------- --------------------
 29,227,950          37,631,558       95,170,553        53,626,734              81,408,078           21,503,806
-------------- ------------------- ------------- -------------------- ----------------------- --------------------
 25,925,263          34,816,577       86,913,038        52,770,539              64,539,897           18,352,468
-------------- ------------------- ------------- -------------------- ----------------------- --------------------
$25,510,361        $ 32,940,242    $ 101,047,341      $ 51,731,542            $ 61,712,116         $ 17,319,610
============== =================== ============= ==================== ======================= ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                               MIST PIMCO
                                                MIST PIMCO     MIST RCM         INFLATION    MIST T. ROWE PRICE
                                              TOTAL RETURN   TECHNOLOGY    PROTECTED BOND        MID CAP GROWTH
                                               SUB-ACCOUNT  SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
                                          ---------------- --------------- ----------------- ---------------------
INVESTMENT INCOME:
      Dividends                               $ 48,209,784         $ --      $ 11,090,812                  $ --
                                          ---------------- --------------- ----------------- ---------------------
EXPENSES:
      Mortality and expense risk
        charges                                 10,461,377      728,903         4,886,906             2,605,835
      Administrative charges                     1,741,889      127,644           869,716               474,172
                                          ---------------- --------------- ----------------- ---------------------
        Total expenses                          12,203,266      856,547         5,756,622             3,080,007
                                          ---------------- --------------- ----------------- ---------------------
           Net investment income (loss)         36,006,518     (856,547)        5,334,190            (3,080,007)
                                          ---------------- --------------- ----------------- ---------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions               28,050,617           --                --                    --
      Realized gains (losses) on sale of
        investments                                 57,417   (4,131,893)         (156,702)           (1,354,117)
                                          ---------------- --------------- ----------------- ---------------------
           Net realized gains (losses)          28,108,034   (4,131,893)         (156,702)           (1,354,117)
                                          ---------------- --------------- ----------------- ---------------------
      Change in unrealized gains (losses)
        on investments                          43,548,561   28,745,651        43,470,993            73,868,915
                                          ---------------- --------------- ----------------- ---------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                             71,656,595   24,613,758        43,314,291            72,514,798
                                          ---------------- --------------- ----------------- ---------------------
      Net increase (decrease) in net assets
        resulting from operations            $ 107,663,113 $ 23,757,211      $ 48,648,481          $ 69,434,791
                                          ================ =============== ================= =====================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MIST MFS RESEARCH          MIST CLARION       MIST TURNER    MIST GOLDMAN SACHS          MIST METLIFE         MIST METLIFE
    INTERNATIONAL    GLOBAL REAL ESTATE    MID CAP GROWTH         MID CAP VALUE    DEFENSIVE STRATEGY    MODERATE STRATEGY
      SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
      $ 7,229,865           $ 2,365,872              $ --             $ 864,929          $ 33,320,959         $ 54,442,795
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
        3,221,812             1,081,659           595,006               977,453            16,122,077           23,672,765
          559,129               189,778           107,333               173,291             2,912,906            4,267,838
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
        3,780,941             1,271,437           702,339             1,150,744            19,034,983           27,940,603
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
        3,448,924             1,094,435          (702,339)             (285,815)           14,285,976           26,502,192
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
               --                    --                --                    --            19,403,324           41,039,046
       (7,097,913)           (3,927,292)       (3,199,344)           (5,598,321)           (6,050,458)         (13,066,221)
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
       (7,097,913)           (3,927,292)       (3,199,344)           (5,598,321)           13,352,866           27,972,825
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
       67,944,426            28,010,276        20,390,571            24,667,040           207,905,178          327,614,224
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
       60,846,513            24,082,984        17,191,227            19,068,719           221,258,044          355,587,049
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
     $ 64,295,437          $ 25,177,419      $ 16,488,888          $ 18,782,904         $ 235,544,020        $ 382,089,241
==================== ===================== ================= ===================== ===================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                 MIST METLIFE       MIST METLIFE           MIST METLIFE    MIST VAN KAMPEN
                                            BALANCED STRATEGY    GROWTH STRATEGY    AGGRESSIVE STRATEGY           COMSTOCK
                                                  SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
                                            -------------------- ------------------ ---------------------- ------------------
INVESTMENT INCOME:
      Dividends                                          $ --               $ --                   $ --        $ 1,161,814
                                            -------------------- ------------------ ---------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                    53,859,427         59,837,005              4,675,079          1,361,048
      Administrative charges                        9,757,141         10,801,835                835,264            261,174
                                            -------------------- ------------------ ---------------------- ------------------
        Total expenses                             63,616,568         70,638,840              5,510,343          1,622,222
                                            -------------------- ------------------ ---------------------- ------------------
           Net investment income (loss)           (63,616,568)       (70,638,840)            (5,510,343)          (460,408)
                                            -------------------- ------------------ ---------------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --                 --                     --                 --
      Realized gains (losses) on sale of
        investments                               (39,830,891)      (126,970,726)           (16,962,168)        (1,068,540)
                                            -------------------- ------------------ ---------------------- ------------------
           Net realized gains (losses)            (39,830,891)      (126,970,726)           (16,962,168)        (1,068,540)
                                            -------------------- ------------------ ---------------------- ------------------
      Change in unrealized gains (losses)
        on investments                          1,040,029,640      1,313,230,729            115,113,676         34,431,722
                                            -------------------- ------------------ ---------------------- ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                             1,000,198,749      1,186,260,003             98,151,508         33,363,182
                                            -------------------- ------------------ ---------------------- ------------------
      Net increase (decrease) in net assets
        resulting from operations               $ 936,582,181    $ 1,115,621,163           $ 92,641,165       $ 32,902,774
                                            ==================== ================== ====================== ==================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MIST LEGG MASON    MIST MFS EMERGING    MIST LOOMIS SAYLES                            MIST DREMAN
   VALUE EQUITY       MARKETS EQUITY        GLOBAL MARKETS    MIST JANUS FORTY    SMALL CAP VALUE    MIST PIONEER FUND
    SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
------------------ -------------------- --------------------- ------------------- ------------------ --------------------
      $ 881,856          $ 1,630,736           $ 1,086,433                $ --          $ 131,590            $ 477,269
------------------ -------------------- --------------------- ------------------- ------------------ --------------------
        750,479            1,544,755               771,990             256,593            232,683              365,838
        147,810              280,911               139,095              41,550             37,518               78,219
------------------ -------------------- --------------------- ------------------- ------------------ --------------------
        898,289            1,825,666               911,085             298,143            270,201              444,057
------------------ -------------------- --------------------- ------------------- ------------------ --------------------
        (16,433)            (194,930)              175,348            (298,143)          (138,611)              33,212
------------------ -------------------- --------------------- ------------------- ------------------ --------------------
             --                   --                    --                  --                 --                   --
     (3,027,666)          (1,132,770)           (3,107,251)           (800,679)          (293,997)             (31,424)
------------------ -------------------- --------------------- ------------------- ------------------ --------------------
     (3,027,666)          (1,132,770)           (3,107,251)           (800,679)          (293,997)             (31,424)
------------------ -------------------- --------------------- ------------------- ------------------ --------------------
     22,636,627           56,909,602            21,190,524           6,731,098          4,683,332            8,417,448
------------------ -------------------- --------------------- ------------------- ------------------ --------------------
     19,608,961           55,776,832            18,083,273           5,930,419          4,389,335            8,386,024
------------------ -------------------- --------------------- ------------------- ------------------ --------------------
   $ 19,592,528         $ 55,581,902          $ 18,258,621         $ 5,632,276        $ 4,250,724          $ 8,419,236
================== ==================== ===================== =================== ================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                  MIST PIONEER    MIST BLACKROCK    MIST BLACKROCK     MIST RAINIER
                                              STRATEGIC INCOME    LARGE CAP CORE        HIGH YIELD LARGE CAP EQUITY
                                                   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                          ----------------------- ----------------- -------------- -------------------
INVESTMENT INCOME:
      Dividends                                    $ 8,627,319          $ 55,670       $ 2,036,653        $ 223,136
                                          ----------------------- ----------------- -------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                      2,141,245            64,301           797,806          372,412
      Administrative charges                           456,171            10,329           143,052           68,239
                                          ----------------------- ----------------- -------------- -------------------
        Total expenses                               2,597,416            74,630           940,858          440,651
                                          ----------------------- ----------------- -------------- -------------------
           Net investment income (loss)              6,029,903           (18,960)        1,095,795         (217,515)
                                          ----------------------- ----------------- -------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                           --                --                --               --
      Realized gains (losses) on sale of
        investments                                   (191,058)         (301,081)          422,595       (3,536,480)
                                          ----------------------- ----------------- -------------- -------------------
           Net realized gains (losses)                (191,058)         (301,081)          422,595       (3,536,480)
                                          ----------------------- ----------------- -------------- -------------------
      Change in unrealized gains (losses)
        on investments                              42,593,196         1,074,214        18,932,338        9,381,760
                                          ----------------------- ----------------- -------------- -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                 42,402,138           773,133        19,354,933        5,845,280
                                          ----------------------- ----------------- -------------- -------------------
      Net increase (decrease) in net assets
        resulting from operations                 $ 48,432,041         $ 754,173      $ 20,450,728      $ 5,627,765
                                          ======================= ================= ============== ===================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

 MIST AMERICAN                                      MIST AMERICAN                            MIST AMERICAN
FUNDS BALANCED    MIST AMERICAN    MIST AMERICAN     FUNDS GROWTH          MIST AMERICAN    FUNDS MODERATE
    ALLOCATION       FUNDS BOND     FUNDS GROWTH       ALLOCATION    FUNDS INTERNATIONAL        ALLOCATION
   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT
----------------- ---------------- ---------------- ---------------- ---------------------- -----------------
          $ --              $ 6             $ --            $ 113                   $ --              $ --
----------------- ---------------- ---------------- ---------------- ---------------------- -----------------
    10,308,651        1,071,253        1,841,148       11,439,567              1,341,177         6,643,928
     1,927,757          198,279          341,747        2,138,228                250,869         1,246,815
----------------- ---------------- ---------------- ---------------- ---------------------- -----------------
    12,236,408        1,269,532        2,182,895       13,577,795              1,592,046         7,890,743
----------------- ---------------- ---------------- ---------------- ---------------------- -----------------
   (12,236,408)      (1,269,526)      (2,182,895)     (13,577,682)            (1,592,046)       (7,890,743)
----------------- ---------------- ---------------- ---------------- ---------------------- -----------------
            --               --               --               --                     12                --
       191,299           28,504         (519,260)         841,106               (265,019)            4,019
----------------- ---------------- ---------------- ---------------- ---------------------- -----------------
       191,299           28,504         (519,260)         841,106               (265,007)            4,019
----------------- ---------------- ---------------- ---------------- ---------------------- -----------------
   219,603,120        8,847,600       49,442,762      282,438,706             38,360,906       114,712,832
----------------- ---------------- ---------------- ---------------- ---------------------- -----------------
   219,794,419        8,876,104       48,923,502      283,279,812             38,095,899       114,716,851
----------------- ---------------- ---------------- ---------------- ---------------------- -----------------
 $ 207,558,011      $ 7,606,578     $ 46,740,607    $ 269,702,130           $ 36,503,853     $ 106,826,108
================= ================ ================ ================ ====================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                  MIST MET/FRANKLIN
                                            MIST MET/FRANKLIN    TEMPLETON FOUNDING       MIST SSGA    MIST SSGA GROWTH
                                                MUTUAL SHARES              STRATEGY      GROWTH ETF      AND INCOME ETF
                                                  SUB-ACCOUNT           SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------- --------------------- --------------- -------------------
INVESTMENT INCOME:
      Dividends                                          $ --                  $ --       $ 745,932           $ 975,025
                                            -------------------- --------------------- --------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                       464,812             4,251,353       1,047,797           1,627,546
      Administrative charges                           84,443               798,277         198,449             311,890
                                            -------------------- --------------------- --------------- -------------------
        Total expenses                                549,255             5,049,630       1,246,246           1,939,436
                                            -------------------- --------------------- --------------- -------------------
           Net investment income (loss)              (549,255)           (5,049,630)       (500,314)           (964,411)
                                            -------------------- --------------------- --------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --                    --              --                  --
      Realized gains (losses) on sale of
        investments                                   (53,543)              451,638       1,358,621             278,018
                                            -------------------- --------------------- --------------- -------------------
           Net realized gains (losses)                (53,543)              451,638       1,358,621             278,018
                                            -------------------- --------------------- --------------- -------------------
      Change in unrealized gains (losses)
        on investments                              9,923,609            92,147,991      26,439,276          34,296,659
                                            -------------------- --------------------- --------------- -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                 9,870,066            92,599,629      27,797,897          34,574,677
                                            -------------------- --------------------- --------------- -------------------
      Net increase (decrease) in net assets
        resulting from operations                 $ 9,320,811          $ 87,549,999    $ 27,297,583        $ 33,610,266
                                            ==================== ===================== =============== ===================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

MIST MET/TEMPLETON       AIM V.I.    AIM V.I. CAPITAL                AIM V.I.    AIM V.I. BASIC    AIM V.I. GLOBAL
INTERNATIONAL BOND    CORE EQUITY        APPRECIATION    INTERNATIONAL GROWTH          BALANCED        REAL ESTATE
   SUB-ACCOUNT (a)    SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
--------------------- -------------- ------------------- ----------------------- ----------------- ------------------
              $ --        $ 6,643               $ 904               $ 759,840          $ 11,970               $ --
--------------------- -------------- ------------------- ----------------------- ----------------- ------------------
            23,852          5,283               2,036                 474,708             3,511             34,959
             4,464             --                  --                 108,231                --              8,096
--------------------- -------------- ------------------- ----------------------- ----------------- ------------------
            28,316          5,283               2,036                 582,939             3,511             43,055
--------------------- -------------- ------------------- ----------------------- ----------------- ------------------
           (28,316)         1,360              (1,132)                176,901             8,459            (43,055)
--------------------- -------------- ------------------- ----------------------- ----------------- ------------------
                --             --                  --                      --                --                 --
             2,410        (16,052)            (16,131)                (59,133)          (57,173)          (195,448)
--------------------- -------------- ------------------- ----------------------- ----------------- ------------------
             2,410        (16,052)            (16,131)                (59,133)          (57,173)          (195,448)
--------------------- -------------- ------------------- ----------------------- ----------------- ------------------
           237,577        103,659              42,046              13,640,583           111,144          1,256,847
--------------------- -------------- ------------------- ----------------------- ----------------- ------------------
           239,987         87,607              25,915              13,581,450            53,971          1,061,399
--------------------- -------------- ------------------- ----------------------- ----------------- ------------------
         $ 211,671       $ 88,967            $ 24,783            $ 13,758,351          $ 62,430        $ 1,018,344
===================== ============== =================== ======================= ================= ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                  MFS VIT            MFS VIT          MFS VIT    OPPENHEIMER VA
                                                 RESEARCH    INVESTORS TRUST    NEW DISCOVERY       MAIN STREET
                                              SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                          ------------------ ------------------ ---------------- -----------------
INVESTMENT INCOME:
      Dividends                                   $ 1,358              $ 837             $ --           $ 2,192
                                          ------------------ ------------------ ---------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                     1,323                661              574             1,581
      Administrative charges                           --                 --               --                --
                                          ------------------ ------------------ ---------------- -----------------
        Total expenses                              1,323                661              574             1,581
                                          ------------------ ------------------ ---------------- -----------------
           Net investment income (loss)                35                176             (574)              611
                                          ------------------ ------------------ ---------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                      --                 --               --                --
      Realized gains (losses) on sale of
        investments                                (3,435)            (1,543)         (10,436)           (3,478)
                                          ------------------ ------------------ ---------------- -----------------
           Net realized gains (losses)             (3,435)            (1,543)         (10,436)           (3,478)
                                          ------------------ ------------------ ---------------- -----------------
      Change in unrealized gains (losses)
        on investments                             27,152             12,125           31,574            30,582
                                          ------------------ ------------------ ---------------- -----------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                23,717             10,582           21,138            27,104
                                          ------------------ ------------------ ---------------- -----------------
      Net increase (decrease) in net assets
        resulting from operations                $ 23,752           $ 10,758         $ 20,564          $ 27,715
                                          ================== ================== ================ =================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                    OPPENHEIMER VA
OPPENHEIMER VA    OPPENHEIMER VA       MAIN STREET    OPPENHEIMER VA     FIDELITY VIP    FIDELITY VIP
          BOND    STRATEGIC BOND         SMALL CAP             MONEY    ASSET MANAGER          GROWTH
   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
----------------- ----------------- ----------------- ----------------- ---------------- ---------------
          $ --              $ 72         $ 157,822             $ 454      $ 2,200,372       $ 512,941
----------------- ----------------- ----------------- ----------------- ---------------- ---------------
           865               187           328,527             1,794        1,249,746       1,534,837
            --                --            74,956                --               --              --
---- ------------ ----------------- ----------------- ----------------- ---------------- ---------------
           865               187           403,483             1,794        1,249,746       1,534,837
---- ------------ ----------------- ----------------- ----------------- ---------------- ---------------
          (865)             (115)         (245,661)           (1,340)         950,626      (1,021,896)
---- ------------ ----------------- ----------------- ----------------- ---------------- ---------------
            --                11                --                --          154,201         100,708
       (34,236)              (94)          (27,101)               --       (4,084,813)     (5,720,850)
----------------- ----------------- ----------------- ----------------- ---------------- ---------------
       (34,236)              (83)          (27,101)               --       (3,930,612)     (5,620,142)
----------------- ----------------- ----------------- ----------------- ---------------- ---------------
        34,717             2,311        10,675,311                --       25,436,293      34,339,329
---- ------------ ----------------- ----------------- ----------------- ---------------- ---------------
           481             2,228        10,648,210                --       21,505,681      28,719,187
---- ------------ ----------------- ----------------- ----------------- ---------------- ---------------
        $ (384)          $ 2,113      $ 10,402,549          $ (1,340)    $ 22,456,307    $ 27,697,291
================= ================= ================= ================= ================ ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                              FIDELITY VIP    FIDELITY VIP     FIDELITY VIP    FIDELITY VIP
                                                CONTRAFUND        OVERSEAS    EQUITY-INCOME       INDEX 500
                                               SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                          ------------------- --------------- ---------------- ---------------
INVESTMENT INCOME:
      Dividends                                $ 3,669,804       $ 118,714        $ 131,025     $ 1,583,168
                                          ------------------- --------------- ---------------- ---------------
EXPENSES:
      Mortality and expense risk
        charges                                  3,292,637          69,068           81,857         846,217
      Administrative charges                       147,620              --               --              --
                                          ------------------- --------------- ---------------- ---------------
        Total expenses                           3,440,257          69,068           81,857         846,217
                                          ------------------- --------------- ---------------- ---------------
           Net investment income (loss)            229,547          49,646           49,168         736,951
                                          ------------------- --------------- ---------------- ---------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                   75,028          17,622               --       1,427,642
      Realized gains (losses) on sale of
        investments                             (8,222,071)       (353,146)        (854,761)     (2,493,238)
                                          ------------------- --------------- ---------------- ---------------
           Net realized gains (losses)          (8,147,043)       (335,524)        (854,761)     (1,065,596)
                                          ------------------- --------------- ---------------- ---------------
      Change in unrealized gains (losses)
        on investments                          85,877,398       1,550,624        2,262,987      14,484,264
                                          ------------------- --------------- ---------------- ---------------
      Net realized and change in
        unrealized gains (losses) on
        investments                             77,730,355       1,215,100        1,408,226      13,418,668
                                          ------------------- --------------- ---------------- ---------------
      Net increase (decrease) in net assets
        resulting from operations             $ 77,959,902     $ 1,264,746      $ 1,457,394    $ 14,155,619
                                          =================== =============== ================ ===============

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

FIDELITY VIP    FIDELITY VIP         FIDELITY VIP              DWS    MSF FI MID CAP           MSF FI
MONEY MARKET         MID CAP    FUNDS MANAGER 60%    INTERNATIONAL     OPPORTUNITIES    VALUE LEADERS
 SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT (b)      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
--------------- --------------- -------------------- ---------------- ----------------- ----------------
   $ 292,565       $ 383,210            $ 428,118        $ 849,415          $ 47,720         $ 91,907
--------------- --------------- -------------------- ---------------- ----------------- ----------------
     561,153         835,298               27,072          261,099            42,151           52,555
          --         177,370                   --               --                --            8,608
--------------- --------------- -------------------- ---------------- ----------------- ----------------
     561,153       1,012,668               27,072          261,099            42,151           61,163
--------------- --------------- -------------------- ---------------- ----------------- ----------------
    (268,588)       (629,458)             401,046          588,316             5,569           30,744
--------------- --------------- -------------------- ---------------- ----------------- ----------------
          --         464,018               38,339               --                --               --
          --        (151,993)                 378       (1,165,546)         (311,844)        (302,926)
--------------- --------------- -------------------- ---------------- ----------------- ----------------
          --         312,025               38,717       (1,165,546)         (311,844)        (302,926)
--------------- --------------- -------------------- ---------------- ----------------- ----------------
          --      24,075,131             (356,360)       6,007,926         1,196,156          956,728
--------------- --------------- -------------------- ---------------- ----------------- ----------------
          --      24,387,156             (317,643)       4,842,380           884,312          653,802
--------------- --------------- -------------------- ---------------- ----------------- ----------------
  $ (268,588)   $ 23,757,698             $ 83,403      $ 5,430,696         $ 889,881        $ 684,546
=============== =============== ==================== ================ ================= ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                                       MSF BLACKROCK
                                              MSF RUSSELL              MSF ARTIO     MSF METLIFE    LEGACY LARGE CAP
                                               2000 INDEX    INTERNATIONAL STOCK     STOCK INDEX              GROWTH
                                              SUB-ACCOUNT            SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                                          ------------------ ---------------------- --------------- -------------------
INVESTMENT INCOME:
      Dividends                                 $ 136,948               $ 14,625     $ 4,611,800             $ 8,136
                                          ------------------ ---------------------- --------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                   111,071                 48,221       3,334,978              76,373
      Administrative charges                        5,296                  8,179         431,121              10,740
                                          ------------------ ---------------------- --------------- -------------------
        Total expenses                            116,367                 56,400       3,766,099              87,113
                                          ------------------ ---------------------- --------------- -------------------
           Net investment income (loss)            20,581                (41,775)        845,701             (78,977)
                                          ------------------ ---------------------- --------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                 186,482                     --       3,774,918                  --
      Realized gains (losses) on sale of
        investments                              (747,255)              (536,794)     (6,290,225)            101,626
                                          ------------------ ---------------------- --------------- -------------------
           Net realized gains (losses)           (560,773)              (536,794)     (2,515,307)            101,626
                                          ------------------ ---------------------- --------------- -------------------
      Change in unrealized gains (losses)
        on investments                          2,716,791              1,254,318      57,162,274           2,007,220
                                          ------------------ ---------------------- --------------- -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                             2,156,018                717,524      54,646,967           2,108,846
                                          ------------------ ---------------------- --------------- -------------------
      Net increase (decrease) in net assets
        resulting from operations             $ 2,176,599              $ 675,749    $ 55,492,668         $ 2,029,869
                                          ================== ====================== =============== ===================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                            MSF BARCLAYS
  MSF BLACKROCK    MSF BLACKROCK      MSF BLACKROCK    CAPITAL AGGREGATE                  MSF MORGAN STANLEY
STRATEGIC VALUE      BOND INCOME    LARGE CAP VALUE           BOND INDEX MSF MFS VALUE            EAFE INDEX
    SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT   SUB-ACCOUNT           SUB-ACCOUNT
------------------ ---------------- ------------------ ----------------- ---------------- ---------------------
       $ 81,376      $ 2,405,074           $ 37,833            $ 516,856          $ --             $ 520,266
------------------ ---------------- ------------------ ----------------- ---------------- ---------------------
         99,392          563,286             32,140              188,518       385,667               210,990
             --           77,387                 --               14,651        54,061                 7,684
------------------ ---------------- ------------------ ----------------- ---------------- ---------------------
         99,392          640,673             32,140              203,169       439,728               218,674
------------------ ---------------- ------------------ ----------------- ---------------- ---------------------
        (18,016)       1,764,401              5,693              313,687      (439,728)              301,592
------------------ ---------------- ------------------ ----------------- ---------------- ---------------------
             --               --                 --                   --            --                84,467
       (601,664)        (268,086)          (205,113)               7,943      (645,688)             (250,039)
------------------ ---------------- ------------------ ----------------- ---------------- ---------------------
       (601,664)        (268,086)          (205,113)               7,943      (645,688)             (165,572)
------------------ ---------------- ------------------ ----------------- ---------------- ---------------------
      1,528,950        1,156,351            443,173               76,682     6,208,062             3,702,628
------------------ ---------------- ------------------ ----------------- ---------------- ---------------------
        927,286          888,265            238,060               84,625     5,562,374             3,537,056
------------------ ---------------- ------------------ ----------------- ---------------- ---------------------
      $ 909,270      $ 2,652,666          $ 243,753            $ 398,312   $ 5,122,646           $ 3,838,648
================== ================ ================== ================= ================ =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                   MSF MFS            MSF METLIFE        MSF DAVIS    MSF MET/ARTISAN
                                              TOTAL RETURN    MID CAP STOCK INDEX    VENTURE VALUE      MID CAP VALUE
                                               SUB-ACCOUNT            SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                          ------------------- ---------------------- ---------------- ------------------
INVESTMENT INCOME:
      Dividends                                $ 1,503,197              $ 230,684      $ 5,420,896        $ 1,397,789
                                          ------------------- ---------------------- ---------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                    509,688                198,676        5,457,572          2,298,016
      Administrative charges                        65,901                  4,405          966,191            385,467
                                          ------------------- ---------------------- ---------------- ------------------
        Total expenses                             575,589                203,081        6,423,763          2,683,483
                                          ------------------- ---------------------- ---------------- ------------------
           Net investment income (loss)            927,608                 27,603       (1,002,867)        (1,285,694)
                                          ------------------- ---------------------- ---------------- ------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                       --                507,504               --                 --
      Realized gains (losses) on sale of
        investments                             (1,798,808)              (420,375)      (1,256,250)       (12,233,086)
                                          ------------------- ---------------------- ---------------- ------------------
           Net realized gains (losses)          (1,798,808)                87,129       (1,256,250)       (12,233,086)
                                          ------------------- ---------------------- ---------------- ------------------
      Change in unrealized gains (losses)
        on investments                           6,598,073              4,737,345      114,664,484         69,654,908
                                          ------------------- ---------------------- ---------------- ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                              4,799,265              4,824,474      113,408,234         57,421,822
                                          ------------------- ---------------------- ---------------- ------------------
      Net increase (decrease) in net assets
        resulting from operations              $ 5,726,873            $ 4,852,077    $ 112,405,367       $ 56,136,128
                                          =================== ====================== ================ ==================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                      MSF WESTERN ASSET
MSF JENNISON    MSF BLACKROCK    MSF T. ROWE PRICE           MANAGEMENT    MSF OPPENHEIMER              MSF METLIFE
      GROWTH     MONEY MARKET     SMALL CAP GROWTH      U.S. GOVERNMENT      GLOBAL EQUITY    AGGRESSIVE ALLOCATION
 SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT              SUB-ACCOUNT
--------------- ---------------- -------------------- -------------------- ------------------ ------------------------
       $ 294      $ 1,554,066              $ 6,087          $ 4,589,935          $ 211,614                 $ 30,109
--------------- ---------------- -------------------- -------------------- ------------------ ------------------------
   2,002,933        8,634,240               74,125            1,473,148            111,403                   19,574
     359,637        1,548,808                9,748              282,230             23,023                    3,451
--------------- ---------------- -------------------- -------------------- ------------------ ------------------------
   2,362,570       10,183,048               83,873            1,755,378            134,426                   23,025
--------------- ---------------- -------------------- -------------------- ------------------ ------------------------
  (2,362,276)      (8,628,982)             (77,786)           2,834,557             77,188                    7,084
--------------- ---------------- -------------------- -------------------- ------------------ ------------------------
          --               --              143,318                   --                 --                    2,465
  (1,582,386)              --             (127,281)            (437,814)          (449,562)                (126,250)
--------------- ---------------- -------------------- -------------------- ------------------ ------------------------
  (1,582,386)              --               16,037             (437,814)          (449,562)                (123,785)
--------------- ---------------- -------------------- -------------------- ------------------ ------------------------
  51,528,912               --            1,900,637              506,647          3,493,463                  523,966
--------------- ---------------- -------------------- -------------------- ------------------ ------------------------
  49,946,526               --            1,916,674               68,833          3,043,901                  400,181
--------------- ---------------- -------------------- -------------------- ------------------ ------------------------
$ 47,584,250     $ (8,628,982)         $ 1,838,888          $ 2,903,390        $ 3,121,089                $ 407,265
=============== ================ ==================== ==================== ================== ========================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                               MSF METLIFE            MSF METLIFE                                     MSF METLIFE
                                              CONSERVATIVE        CONSERVATIVE TO            MSF METLIFE              MODERATE TO
                                                ALLOCATION    MODERATE ALLOCATION    MODERATE ALLOCATION    AGGRESSIVE ALLOCATION
                                               SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------- ---------------------- ---------------------- ------------------------
INVESTMENT INCOME:
      Dividends                                  $ 234,089              $ 226,915            $ 1,156,537              $ 1,198,657
                                          ------------------- ---------------------- ---------------------- ------------------------
EXPENSES:
      Mortality and expense risk
        charges                                    107,788                112,376                577,928                  698,612
      Administrative charges                        18,239                 18,473                 97,618                  118,251
                                          ------------------- ---------------------- ---------------------- ------------------------
        Total expenses                             126,027                130,849                675,546                  816,863
                                          ------------------- ---------------------- ---------------------- ------------------------
           Net investment income (loss)            108,062                 96,066                480,991                  381,794
                                          ------------------- ---------------------- ---------------------- ------------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                   47,527                 51,309                610,276                  656,798
      Realized gains (losses) on sale of
        investments                                 (6,553)              (135,700)              (774,910)              (2,663,753)
                                          ------------------- ---------------------- ---------------------- ------------------------
           Net realized gains (losses)              40,974                (84,391)              (164,634)              (2,006,955)
                                          ------------------- ---------------------- ---------------------- ------------------------
      Change in unrealized gains (losses)
        on investments                           1,147,227              1,460,263              8,417,844               13,286,168
                                          ------------------- ---------------------- ---------------------- ------------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                              1,188,201              1,375,872              8,253,210               11,279,213
                                          ------------------- ---------------------- ---------------------- ------------------------
      Net increase (decrease) in net assets
        resulting from operations              $ 1,296,263            $ 1,471,938            $ 8,734,201             $ 11,661,007
                                          =================== ====================== ====================== ========================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                          MSF NEUBERGER    MSF MET/DIMENSIONAL        MSF VAN ECK
MSF T. ROWE PRICE    MSF LOOMIS SAYLES           BERMAN    INTERNATIONAL SMALL     GLOBAL NATURAL    VAN KAMPEN LIT
 LARGE CAP GROWTH       SMALL CAP CORE    MID CAP VALUE                COMPANY          RESOURCES    CAPITAL GROWTH
      SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT            SUB-ACCOUNT    SUB-ACCOUNT (a)       SUB-ACCOUNT
-------------------- -------------------- ---------------- ---------------------- ------------------ -----------------
          $ 2,719                 $ --            $ 708                   $ --               $ --             $ 112
-------------------- -------------------- ---------------- ---------------------- ------------------ -----------------
           11,549               10,600            1,513                115,397             59,839             1,385
            2,121                1,805              284                 20,631             11,326                --
-------------------- -------------------- ---------------- ---------------------- ------------------ -----------------
           13,670               12,405            1,797                136,028             71,165             1,385
-------------------- -------------------- ---------------- ---------------------- ------------------ -----------------
          (10,951)             (12,405)          (1,089)              (136,028)           (71,165)           (1,273)
-------------------- -------------------- ---------------- ---------------------- ------------------ -----------------
               --                   --               17                     --                 --                --
          (39,827)               4,026            7,294                389,832                 --           (11,410)
-------------------- -------------------- ---------------- ---------------------- ------------------ -----------------
          (39,827)               4,026            7,311                389,832                 --           (11,410)
-------------------- -------------------- ---------------- ---------------------- ------------------ -----------------
          358,699              269,382           48,105              2,668,479          1,451,075            61,642
-------------------- -------------------- ---------------- ---------------------- ------------------ -----------------
          318,872              273,408           55,416              3,058,311          1,451,075            50,232
-------------------- -------------------- ---------------- ---------------------- ------------------ -----------------
        $ 307,921            $ 261,003         $ 54,327            $ 2,922,283        $ 1,379,910          $ 48,959
==================== ==================== ================ ====================== ================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                               VAN KAMPEN LIT        FEDERATED    FEDERATED HIGH    FEDERATED MID CAP
                                            GROWTH AND INCOME    EQUITY INCOME       INCOME BOND    GROWTH STRATEGIES
                                                  SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------- ---------------- ----------------- --------------------
INVESTMENT INCOME:
      Dividends                                   $ 2,787,954            $ 843           $ 2,412                 $ --
                                            -------------------- ---------------- ----------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                       899,745              261               404                1,062
      Administrative charges                          193,198               --                --                   --
                                            -------------------- ---------------- ----------------- --------------------
        Total expenses                              1,092,943              261               404                1,062
                                            -------------------- ---------------- ----------------- --------------------
           Net investment income (loss)             1,695,011              582             2,008               (1,062)
                                            -------------------- ---------------- ----------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --               --                --                   --
      Realized gains (losses) on sale of
        investments                                   (72,754)             (60)          (17,126)             (10,670)
                                            -------------------- ---------------- ----------------- --------------------
           Net realized gains (losses)                (72,754)             (60)          (17,126)             (10,670)
                                            -------------------- ---------------- ----------------- --------------------
      Change in unrealized gains (losses)
        on investments                             17,669,646            2,042            24,323               31,352
                                            -------------------- ---------------- ----------------- --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                17,596,892            1,982             7,197               20,682
                                            -------------------- ---------------- ----------------- --------------------
      Net increase (decrease) in net assets
        resulting from operations                $ 19,291,903          $ 2,564           $ 9,205             $ 19,620
                                            ==================== ================ ================= ====================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                ALGER    T. ROWE PRICE          T. ROWE PRICE    T. ROWE PRICE    JANUS ASPEN
NEUBERGER GENESIS    SMALL CAP GROWTH     GROWTH STOCK    INTERNATIONAL STOCK    PRIME RESERVE      WORLDWIDE
      SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
-------------------- ------------------- ---------------- ---------------------- ---------------- --------------
             $ --                $ --         $ 12,685               $ 17,701          $ 4,379           $ 76
-------------------- ------------------- ---------------- ---------------------- ---------------- --------------
               74             582,628           52,930                  6,332           17,607             46
               --                  --               --                     --               --             --
-------------------- ------------------- ---------------- ---------------------- ---------------- --------------
               74             582,628           52,930                  6,332           17,607             46
-------------------- ------------------- ---------------- ---------------------- ---------------- --------------
              (74)           (582,628)         (40,245)                11,369          (13,228)            30
-------------------- ------------------- ---------------- ---------------------- ---------------- --------------
               --                  --               --                     --               --             --
              125          (1,582,055)        (204,643)               (30,033)              62           (118)
-------------------- ------------------- ---------------- ---------------------- ---------------- --------------
              125          (1,582,055)        (204,643)               (30,033)              62           (118)
-------------------- ------------------- ---------------- ---------------------- ---------------- --------------
            1,945          18,064,321        2,364,460                320,779              (77)         1,751
-------------------- ------------------- ---------------- ---------------------- ---------------- --------------
            2,070          16,482,266        2,159,817                290,746              (15)         1,633
-------------------- ------------------- ---------------- ---------------------- ---------------- --------------
          $ 1,996        $ 15,899,638      $ 2,119,572              $ 302,115        $ (13,243)       $ 1,663
==================== =================== ================ ====================== ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                              AMERICAN FUNDS
                                                GLOBAL SMALL    AMERICAN FUNDS    AMERICAN FUNDS    AMERICAN FUNDS
                                              CAPITALIZATION            GROWTH     GROWTH-INCOME     GLOBAL GROWTH
                                                 SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                          --------------------- ----------------- ----------------- -----------------
INVESTMENT INCOME:
      Dividends                                    $ 128,655       $ 2,249,161       $ 2,964,184       $ 1,904,325
                                          --------------------- ----------------- ----------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                      490,529         4,072,461         2,269,120         1,650,405
      Administrative charges                          60,899           720,459           373,005           314,937
                                          --------------------- ----------------- ----------------- -----------------
        Total expenses                               551,428         4,792,920         2,642,125         1,965,342
                                          --------------------- ----------------- ----------------- -----------------
           Net investment income (loss)             (422,773)       (2,543,759)          322,059           (61,017)
                                          --------------------- ----------------- ----------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                         --                --                --                --
      Realized gains (losses) on sale of
        investments                               (1,694,311)       (1,802,447)       (1,316,628)       (1,759,994)
                                          --------------------- ----------------- ----------------- -----------------
           Net realized gains (losses)            (1,694,311)       (1,802,447)       (1,316,628)       (1,759,994)
                                          --------------------- ----------------- ----------------- -----------------
      Change in unrealized gains (losses)
        on investments                            21,104,646       109,262,944        48,223,682        45,865,486
                                          --------------------- ----------------- ----------------- -----------------
      Net realized and change in
        unrealized gains (losses) on
        investments                               19,410,335       107,460,497        46,907,054        44,105,492
                                          --------------------- ----------------- ----------------- -----------------
      Net increase (decrease) in net assets
        resulting from operations               $ 18,987,562     $ 104,916,738      $ 47,229,113      $ 44,044,475
                                          ===================== ================= ================= =================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                                       FTVIPT TEMPLETON
AMERICAN FUNDS        FTVIPT MUTUAL      FTVIPT TEMPLETON     FTVIPT TEMPLETON      FTVIPT FRANKLIN         GLOBAL BOND
          BOND    SHARES SECURITIES    FOREIGN SECURITIES    GROWTH SECURITIES    INCOME SECURITIES          SECURITIES
   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
----------------- -------------------- --------------------- -------------------- -------------------- -------------------
   $ 1,599,528          $ 1,409,250           $ 1,766,454          $ 1,031,613          $ 8,227,161         $ 4,191,492
----------------- -------------------- --------------------- -------------------- -------------------- -------------------
       446,125              852,044               907,242              413,619            1,237,553             313,422
       103,444              174,433               144,673               82,820              256,288              73,542
----------------- -------------------- --------------------- -------------------- -------------------- -------------------
       549,569            1,026,477             1,051,915              496,439            1,493,841             386,964
----------------- -------------------- --------------------- -------------------- -------------------- -------------------
     1,049,959              382,773               714,539              535,174            6,733,320           3,804,528
----------------- -------------------- --------------------- -------------------- -------------------- -------------------
            --                   --             2,179,203                   --                   --                  --
       (14,212)            (911,324)           (2,292,529)            (952,770)          (1,114,066)            (67,357)
----------------- -------------------- --------------------- -------------------- -------------------- -------------------
       (14,212)            (911,324)             (113,326)            (952,770)          (1,114,066)            (67,357)
----------------- -------------------- --------------------- -------------------- -------------------- -------------------
     3,366,855           16,912,881            17,837,025            9,712,864           25,289,201           1,012,803
----------------- -------------------- --------------------- -------------------- -------------------- -------------------
     3,352,643           16,001,557            17,723,699            8,760,094           24,175,135             945,446
----------------- -------------------- --------------------- -------------------- -------------------- -------------------
   $ 4,402,602         $ 16,384,330          $ 18,438,238          $ 9,295,268         $ 30,908,455         $ 4,749,974
================= ==================== ===================== ==================== ==================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                              FTVIPT FRANKLIN
                                              SMALL CAP VALUE    UIF EQUITY AND                                 UIF U.S.
                                                   SECURITIES            INCOME    UIF U.S. REAL ESTATE    MID CAP VALUE
                                                  SUB-ACCOUNT       SUB-ACCOUNT             SUB-ACCOUNT      SUB-ACCOUNT
                                          ---------------------- ----------------- ----------------------- ----------------
INVESTMENT INCOME:
      Dividends                                     $ 145,211       $ 5,428,421             $ 1,410,886        $ 124,853
                                          ---------------------- ----------------- ----------------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                        94,366         2,310,981                 541,919          115,263
      Administrative charges                           21,807           480,844                 106,524           26,466
                                          ---------------------- ----------------- ----------------------- ----------------
        Total expenses                                116,173         2,791,825                 648,443          141,729
                                          ---------------------- ----------------- ----------------------- ----------------
           Net investment income (loss)                29,038         2,636,596                 762,443          (16,876)
                                          ---------------------- ----------------- ----------------------- ----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                     399,891                --                      --               --
      Realized gains (losses) on sale of
        investments                                  (114,196)       (1,942,156)             (3,055,013)        (183,244)
                                          ---------------------- ----------------- ----------------------- ----------------
           Net realized gains (losses)                285,695        (1,942,156)             (3,055,013)        (183,244)
                                          ---------------------- ----------------- ----------------------- ----------------
      Change in unrealized gains (losses)
        on investments                              2,358,393        39,158,557              15,536,655        3,959,933
                                          ---------------------- ----------------- ----------------------- ----------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                 2,644,088        37,216,401              12,481,642        3,776,689
                                          ---------------------- ----------------- ----------------------- ----------------
      Net increase (decrease) in net assets
        resulting from operations                 $ 2,673,126      $ 39,852,997            $ 13,244,085      $ 3,759,813
                                          ====================== ================= ======================= ================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

PIONEER VCT  PIONEER VCT         PIONEER VCT      PIONEER VCT    PIONEER VCT    PIONEER VCT
       BOND CULLEN VALUE    EMERGING MARKETS    EQUITY INCOME           FUND     HIGH YIELD
SUB-ACCOUNT  SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
----------- --------------- ------------------- ---------------- -------------- -----------
   $ 55,885      $ 7,070             $ 3,154          $ 6,892        $ 2,376       $ 26,757
----------- --------------- ------------------- ---------------- -------------- -----------
     13,405       12,639               6,917            2,842          1,578          6,657
      2,691        2,484               1,236              499            362          1,291
----------- --------------- ------------------- ---------------- -------------- -----------
     16,096       15,123               8,153            3,341          1,940          7,948
----------- --------------- ------------------- ---------------- -------------- -----------
     39,789       (8,053)             (4,999)           3,551            436         18,809
----------- --------------- ------------------- ---------------- -------------- -----------
         --           --                  --               --             --             --
      4,359       18,659              30,973             (481)        (1,970)        17,311
----------- --------------- ------------------- ---------------- -------------- -----------
      4,359       18,659              30,973             (481)        (1,970)        17,311
----------- --------------- ------------------- ---------------- -------------- -----------
    109,546      265,327             223,119           48,175         49,927        166,648
----------- --------------- ------------------- ---------------- -------------- -----------
    113,905      283,986             254,092           47,694         47,957        183,959
----------- --------------- ------------------- ---------------- -------------- -----------
  $ 153,694    $ 275,933           $ 249,093         $ 51,245       $ 48,393      $ 202,768
=========== =============== =================== ================ ============== ===========

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                            PIONEER VCT IBBOTSON PIONEER VCT IBBOTSON   PIONEER VCT    PIONEER VCT REAL
                                               GROWTH ALLOCATION  MODERATE ALLOCATION MID CAP VALUE       ESTATE SHARES
                                                     SUB-ACCOUNT          SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------- -------------------- ---------------- ----------------
INVESTMENT INCOME:
      Dividends                                        $ 358,837            $ 427,475     $ 359,120             $ 6,991
                                            -------------------- -------------------- ---------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                          176,496              176,530       340,596               1,904
      Administrative charges                              31,145               34,287        69,402                 354
                                            -------------------- -------------------- ---------------- ----------------
        Total expenses                                   207,641              210,817       409,998               2,258
                                            -------------------- -------------------- ---------------- ----------------
           Net investment income (loss)                  151,196              216,658       (50,878)              4,733
                                            -------------------- -------------------- ---------------- ----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                             --                   --            --                  --
      Realized gains (losses) on sale of
        investments                                      216,580               94,668      (740,526)             17,981
                                            -------------------- -------------------- ---------------- ----------------
           Net realized gains (losses)                   216,580               94,668      (740,526)             17,981
                                            -------------------- -------------------- ---------------- ----------------
      Change in unrealized gains (losses)
        on investments                                 4,278,917            4,279,005     7,060,304              61,778
                                            -------------------- -------------------- ---------------- ----------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                    4,495,497            4,373,673     6,319,778              79,759
                                            -------------------- -------------------- ---------------- ----------------
      Net increase (decrease) in net assets
        resulting from operations                    $ 4,646,693          $ 4,590,331   $ 6,268,900            $ 84,492
                                            ==================== ==================== ================ ================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

              LMPVET                LMPVET                LMPVET                LMPVET                LMPVET                LMPVET
CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
    SMALL CAP GROWTH             INVESTORS     FUNDAMENTAL VALUE          APPRECIATION     AGGRESSIVE GROWTH      LARGE CAP GROWTH
         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
                $ --              $ 41,999             $ 970,343           $ 2,112,028                  $ --              $ 16,055
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
             204,342                32,727               850,599             1,078,710             1,305,948                90,579
              39,054                 5,354               168,317               215,568               249,675                14,782
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
             243,396                38,081             1,018,916             1,294,278             1,555,623               105,361
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
            (243,396)                3,918               (48,573)              817,750            (1,555,623)              (89,306)
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
                  --                    --                    --                    --                    --                    --
            (475,523)             (144,402)           (1,367,279)           (1,345,960)           (2,337,581)             (329,106)
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
            (475,523)             (144,402)           (1,367,279)           (1,345,960)           (2,337,581)             (329,106)
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
           6,335,763               612,219            18,964,395            18,518,803            33,075,324             2,418,961
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
           5,860,240               467,817            17,597,116            17,172,843            30,737,743             2,089,855
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
         $ 5,616,844             $ 471,735          $ 17,548,543          $ 17,990,593          $ 29,182,120           $ 2,000,549
===================== ===================== ===================== ===================== ===================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                          LMPVET                               LMPVET
                                            LMPVET INVESTMENT        CLEARBRIDGE              LMPVET     BATTERYMARCH
                                             COUNSEL VARIABLE    VARIABLE EQUITY         CLEARBRIDGE         VARIABLE
                                             SOCIAL AWARENESS     INCOME BUILDER    VARIABLE CAPITAL    GLOBAL EQUITY
                                                  SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                                            -------------------- ------------------ ------------------- ----------------
INVESTMENT INCOME:
      Dividends                                       $ 7,085        $ 1,736,345            $ 30,956         $ 95,712
                                            -------------------- ------------------ ------------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                         6,754            657,967              75,183           44,686
      Administrative charges                            1,235            128,538              12,073            7,833
                                            -------------------- ------------------ ------------------- ----------------
        Total expenses                                  7,989            786,505              87,256           52,519
                                            -------------------- ------------------ ------------------- ----------------
           Net investment income (loss)                  (904)           949,840             (56,300)          43,193
                                            -------------------- ------------------ ------------------- ----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
      Realized gain distributions                          --                 --                  --               --
      Realized gains (losses) on sale of
        investments                                   (74,169)        (3,323,647)           (617,452)        (445,822)
                                            -------------------- ------------------ ------------------- ----------------
           Net realized gains (losses)                (74,169)        (3,323,647)           (617,452)        (445,822)
                                            -------------------- ------------------ ------------------- ----------------
      Change in unrealized gains (losses)
        on investments                                159,948         12,577,390           2,196,191          938,864
                                            -------------------- ------------------ ------------------- ----------------
      Net realized and change in
        unrealized gains (losses) on
        investments                                    85,779          9,253,743           1,578,739          493,042
                                            -------------------- ------------------ ------------------- ----------------
      Net increase (decrease) in net assets
        resulting from operations                    $ 84,875       $ 10,203,583         $ 1,522,439        $ 536,235
                                            ==================== ================== =================== ================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

                                                                                     LMPVIT WESTERN
              LMPVET                                                                 ASSET VARIABLE           LMPVIT WESTERN
CLEARBRIDGE VARIABLE    LMPVET LIFESTYLE    LMPVET LIFESTYLE    LMPVET LIFESTYLE    ADJUSTABLE RATE    ASSET VARIABLE GLOBAL
   DIVIDEND STRATEGY      ALLOCATION 50%      ALLOCATION 70%      ALLOCATION 85%             INCOME          HIGH YIELD BOND
         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT              SUB-ACCOUNT
----------------------- ------------------- ------------------- ------------------- ------------------ ------------------------
           $ 105,852           $ 324,084           $ 106,710           $ 931,145           $ 37,231              $ 4,281,107
----------------------- ------------------- ------------------- ------------------- ------------------ ------------------------
              78,727              87,567              40,568             390,007             25,966                  494,045
              13,140              15,999               7,408              88,121              4,777                   94,264
----------------------- ------------------- ------------------- ------------------- ------------------ ------------------------
              91,867             103,566              47,976             478,128             30,743                  588,309
----------------------- ------------------- ------------------- ------------------- ------------------ ------------------------
              13,985             220,518              58,734             453,017              6,488                3,692,798
----------------------- ------------------- ------------------- ------------------- ------------------ ------------------------
                  --                  --                  --                  --                 --                       --
            (377,981)           (673,030)           (243,543)           (228,257)           (84,935)              (1,514,921)
----------------------- ------------------- ------------------- ------------------- ------------------ ------------------------
            (377,981)           (673,030)           (243,543)           (228,257)           (84,935)              (1,514,921)
----------------------- ------------------- ------------------- ------------------- ------------------ ------------------------
           1,317,453           2,112,660             995,242          10,083,114            363,254               13,639,135
----------------------- ------------------- ------------------- ------------------- ------------------ ------------------------
             939,472           1,439,630             751,699           9,854,857            278,319               12,124,214
----------------------- ------------------- ------------------- ------------------- ------------------ ------------------------
           $ 953,457         $ 1,660,148           $ 810,433        $ 10,307,874          $ 284,807             $ 15,817,012
======================= =================== =================== =================== ================== ========================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                          LMPVIT WESTERN
                                                                          ASSET VARIABLE
                                                                            MONEY MARKET
                                                                             SUB-ACCOUNT
                                                                          -----------------
INVESTMENT INCOME:
      Dividends                                                                $ 258,458
                                                                          -----------------
EXPENSES:
      Mortality and expense risk charges                                       1,377,871
      Administrative charges                                                     269,241
                                                                          -----------------
        Total expenses                                                         1,647,112
                                                                          -----------------
           Net investment income (loss)                                       (1,388,654)
                                                                          -----------------
NET REALIZED AND CHANGE IN UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                                                     --
      Realized gains (losses) on sale of investments                                  --
                                                                          -----------------
           Net realized gains (losses)                                                --
                                                                          -----------------
      Change in unrealized gains (losses) on investments                              --
                                                                          -----------------
      Net realized and change in unrealized gains (losses) on investments             --
      Net increase (decrease) in net assets resulting from operations       $ (1,388,654)
                                                                          =================

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.


The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                        MIST LORD ABBETT GROWTH AND INCOME    MIST LORD ABBETT BOND DEBENTURE
                                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                        ------------------------------------- ----------------------------------
                                                 2009                 2008             2009              2008
                                        ---------------- -------------------- ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ 3,407,335            $ 919,993     $ 11,651,022       $ 6,633,658
  Net realized gains (losses)             (19,779,752)          53,561,466       (2,618,629)       (4,409,452)
  Change in unrealized appreciation
     (depreciation) on investments         89,166,515         (337,506,715)      53,160,028       (54,017,190)
                                        ---------------- -------------------- ---------------- -----------------
     Net increase (decrease) in net
       assets resulting from operations    72,794,098         (283,025,256)      62,192,421       (51,792,984)
                                        ---------------- -------------------- ---------------- -----------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                24,790,970           28,492,525       13,520,954         6,616,627
  Net transfers (including fixed
     account)                              (9,170,650)         (60,571,133)       8,532,182       (37,026,776)
  Contract charges                         (1,725,909)          (1,821,738)      (1,091,983)       (1,012,375)
  Transfers for contract benefits &
     terminations                         (31,471,695)         (58,140,110)     (15,416,833)      (27,555,849)
                                        ---------------- -------------------- ---------------- -----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              (17,577,284)         (92,040,456)       5,544,320       (58,978,373)
                                        ---------------- -------------------- ---------------- -----------------
     Net increase (decrease) in
       net assets                          55,216,814         (375,065,712)      67,736,741      (110,771,357)
NET ASSETS:
  Beginning of year                       447,266,597          822,332,309      178,177,257       288,948,614
                                        ---------------- -------------------- ---------------- -----------------
  End of year                           $ 502,483,411        $ 447,266,597    $ 245,913,998     $ 178,177,257
                                        ================ ==================== ================ =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

 MIST VAN KAMPEN MID CAP GROWTH MIST LORD ABBETT MID CAP VALUE             MIST LAZARD MID CAP
                    SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
------------------------------- ------------------------------ -------------------------------
      2009           2008            2009            2008             2009            2008
--------------- --------------- --------------- -------------- ---------------- --------------
  $ (629,905)      $ (120,820)       $ 23,534     $ (252,017)      $ (414,902)    $ (690,149)
    (846,552)       2,130,674        (729,988)     1,371,978       (3,302,687)     3,185,778
  18,975,278      (20,664,604)     12,132,534    (11,033,703)      29,227,950    (47,991,389)
--------------- --------------- --------------- -------------- ---------------- --------------
  17,498,821      (18,654,750)     11,426,080     (9,913,742)      25,510,361    (45,495,760)
--------------- --------------- --------------- -------------- ---------------- --------------
  14,583,797       20,235,767      18,776,021     11,699,635       11,713,789     11,607,428
  (2,621,706)       3,880,753       8,850,724      6,833,294       (1,645,217)    (8,565,531)
    (293,779)        (123,259)       (241,571)       (79,498)        (500,917)      (449,254)
  (2,104,313)      (1,787,329)     (1,808,129)      (715,198)      (4,372,768)    (8,150,431)
--------------- --------------- --------------- -------------- ---------------- --------------
   9,563,999       22,205,932      25,577,045     17,738,233         5,194,887     (5,557,788)
--------------- --------------- --------------- -------------- ---------------- --------------
  27,062,820        3,551,182      37,003,125      7,824,491        30,705,248    (51,053,548)
  27,227,267       23,676,085      23,899,560     16,075,069        70,201,744    121,255,292
--------------- --------------- --------------- -------------- ---------------- --------------
$ 54,290,087     $ 27,227,267    $ 60,902,685   $ 23,899,560     $ 100,906,992   $ 70,201,744
=============== =============== =============== =============== =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                              MIST MET/AIM SMALL CAP GROWTH    MIST HARRIS OAKMARK INTERNATIONAL
                                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                        ----------------------------------- ------------------------------------
                                                 2009               2008             2009             2008
                                        -------------------- -------------- ---------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ (1,876,335)        $ (2,336,618)    $ 14,134,303          $ 109,974
  Net realized gains (losses)              (2,814,981)          12,199,250       (8,257,515)        37,665,760
  Change in unrealized appreciation
     (depreciation) on investments         37,631,558          (77,286,162)      95,170,553       (184,812,243)
                                        -------------------- -------------- ---------------- -------------------
     Net increase (decrease) in net
       assets resulting from operations    32,940,242          (67,423,530)     101,047,341       (147,036,509)
                                        -------------------- -------------- ---------------- -------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                14,721,210           11,094,928       32,490,984         18,439,524
  Net transfers (including fixed
     account)                                (558,124)         (10,392,592)          44,876        (42,593,295)
  Contract charges                           (683,499)            (650,997)      (1,394,770)        (1,322,536)
  Transfers for contract benefits &
     terminations                          (6,393,128)         (13,225,101)     (11,888,624)       (22,579,304)
                                        -------------------- -------------- ---------------- -------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions                7,086,459          (13,173,762)      19,252,466        (48,055,611)
                                        -------------------- -------------- ---------------- -------------------
     Net increase (decrease) in
       net assets                          40,026,701          (80,597,292)     120,299,807       (195,092,120)
NET ASSETS:
  Beginning of year                       100,447,225          181,044,517      189,181,455        384,273,575
                                        -------------------- -------------- ---------------- -------------------
  End of year                           $ 140,473,926        $ 100,447,225    $ 309,481,262      $ 189,181,455
                                        ==================== ============== ================ ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                                  MIST
   MIST THIRD AVENUE SMALL CAP VALUE    MIST OPPENHEIMER CAPITAL APPRECIATION    LEGG MASON PARTNERS AGGRESSIVE GROWTH
                         SUB-ACCOUNT                              SUB-ACCOUNT                              SUB-ACCOUNT
------------------------------------ ---------------------------------------- ----------------------------------------
         2009                2008             2009                    2008            2009                     2008
-------------------- --------------- ---------------- ----------------------- ------------------- --------------------
 $ (1,038,997)         $ (2,343,545)    $ (2,827,781)            $ 5,009,722    $ (1,032,858)            $ (1,358,505)
     (856,195)           19,395,478      (16,868,181)             65,741,086      (3,151,338)              (1,078,408)
   53,626,734          (104,970,939)      81,408,078            (216,168,936)     21,503,806              (36,608,829)
-------------------- --------------- ---------------- ----------------------- ------------------- --------------------
   51,731,542           (87,919,006)      61,712,116            (145,418,128)     17,319,610              (39,045,742)
-------------------- --------------- ---------------- ----------------------- ------------------- --------------------
   26,362,759            19,598,032        3,154,999               9,600,619       5,272,403                4,323,622
    2,707,898           (28,143,045)      (9,985,808)            (31,744,780)     (1,962,041)              (5,593,265)
   (1,222,132)           (1,177,753)        (960,351)             (1,071,481)       (379,561)                (379,140)
  (12,018,057)          (23,942,334)     (11,619,466)            (27,085,254)     (3,535,631)              (6,797,784)
-------------------- --------------- ---------------- ----------------------- ------------------- --------------------
   15,830,468           (33,665,100)     (19,410,626)            (50,300,896)       (604,830)              (8,446,567)
-------------------- --------------- ---------------- ----------------------- ------------------- --------------------
   67,562,010          (121,584,106)      42,301,490            (195,719,024)     16,714,780              (47,492,309)
  194,917,296           316,501,402      159,163,585             354,882,609      56,694,512              104,186,821
-------------------- --------------- ---------------- ----------------------- ------------------- --------------------
$ 262,479,306         $ 194,917,296    $ 201,465,075           $ 159,163,585    $ 73,409,292             $ 56,694,512
==================== =============== ================ ======================= =================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                      MIST PIMCO TOTAL RETURN                MIST RCM TECHNOLOGY
                                                                  SUB-ACCOUNT                        SUB-ACCOUNT
                                        ------------------------------------- ----------------------------------
                                                   2009               2008            2009               2008
                                        ---------------------- -------------- ------------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ 36,006,518          $ 10,513,043      $ (856,547)       $ 6,928,452
  Net realized gains (losses)                28,108,034            12,311,760      (4,131,893)        12,418,812
  Change in unrealized appreciation
     (depreciation) on investments           43,548,561           (28,451,249)     28,745,651        (52,183,275)
                                        ---------------------- -------------- ------------------- --------------
     Net increase (decrease) in net
       assets resulting from operations     107,663,113            (5,626,446)     23,757,211        (32,836,011)
                                        ---------------------- -------------- ------------------- --------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                 283,591,707            95,176,720       8,378,739          5,954,390
  Net transfers (including fixed
     account)                               186,018,088            39,581,392       7,819,129         (9,623,654)
  Contract charges                           (3,508,859)           (1,829,452)       (308,883)          (246,642)
  Transfers for contract benefits &
     terminations                           (60,877,549)          (54,723,772)     (2,421,353)        (3,904,218)
                                        ---------------------- -------------- ------------------- --------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions                405,223,387            78,204,888      13,467,632         (7,820,124)
                                        ---------------------- -------------- ------------------- --------------
     Net increase (decrease) in
       net assets                           512,886,500            72,578,442      37,224,843        (40,656,135)
NET ASSETS:
  Beginning of year                         542,563,802           469,985,360      37,389,860         78,045,995
                                        ---------------------- -------------- ------------------- --------------
  End of year                           $ 1,055,450,302         $ 542,563,802    $ 74,614,703       $ 37,389,860
                                        ====================== ============== =================== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   MIST PIMCO INFLATION PROTECTED BOND    MIST T. ROWE PRICE MID CAP GROWTH    MIST MFS RESEARCH INTERNATIONAL
                           SUB-ACCOUNT                          SUB-ACCOUNT                        SUB-ACCOUNT
-------------------------------------- ------------------------------------ ----------------------------------
         2009               2008             2009                2008             2009              2008
-------------------- ----------------- ---------------- ------------------- ---------------- -----------------
  $ 5,334,190           $ 5,737,533     $ (3,080,007)       $ (3,109,837)     $ 3,448,924         $ 749,951
     (156,702)           (2,586,038)      (1,354,117)         25,249,366       (7,097,913)       28,116,782
   43,470,993           (32,695,477)      73,868,915        (115,238,774)      67,944,426      (181,895,929)
------------------- ----------------- ---------------- ------------------- ---------------- -----------------
   48,648,481           (29,543,982)      69,434,791         (93,099,245)      64,295,437      (153,029,196)
------------------- ----------------- ---------------- ------------------- ---------------- -----------------
  108,272,363            49,514,203       48,579,554          20,123,917       30,714,776        42,412,806
   91,767,453             8,664,472       11,965,211         (13,345,044)      (5,055,706)       (5,062,960)
   (1,879,564)           (1,225,730)      (1,056,634)           (860,659)      (1,383,407)       (1,174,104)
  (23,038,668)          (28,140,448)      (9,815,630)        (15,795,048)     (12,091,315)      (24,040,007)
------------------- ----------------- ---------------- ------------------- ---------------- -----------------
  175,121,584            28,812,497       49,672,501          (9,876,834)      12,184,348        12,135,735
------------------- ----------------- ---------------- ------------------- ---------------- -----------------
  223,770,065              (731,485)     119,107,292        (102,976,079)      76,479,785      (140,893,461)
  254,891,679           255,623,164      139,067,651         242,043,730      204,675,511       345,568,972
------------------- ----------------- ---------------- ------------------- ---------------- -----------------
$ 478,661,744         $ 254,891,679    $ 258,174,943       $ 139,067,651    $ 281,155,296     $ 204,675,511
=================== ================= ================ =================== ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           MIST CLARION GLOBAL REAL ESTATE         MIST TURNER MID CAP GROWTH
                                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------- ----------------------------------
                                                2009               2008            2009               2008
                                        --------------- ------------------ ------------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ 1,094,435           $ (1,518)      $ (702,339)       $ (885,297)
  Net realized gains (losses)             (3,927,292)         3,595,991       (3,199,344)        4,641,613
  Change in unrealized appreciation
     (depreciation) on investments        28,010,276        (47,457,118)       20,390,571       (37,334,322)
                                        --------------- ------------------ ------------------- --------------
     Net increase (decrease) in net
       assets resulting from operations   25,177,419        (43,862,645)       16,488,888       (33,578,006)
                                        --------------- ------------------ ------------------- --------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                               13,577,318         15,277,404         6,825,058         5,450,341
  Net transfers (including fixed
     account)                              1,492,861            236,362          (338,209)       (1,604,909)
  Contract charges                          (492,700)          (388,408)         (264,019)         (252,183)
  Transfers for contract benefits &
     terminations                         (5,599,109)        (7,965,701)       (2,298,537)       (4,037,420)
                                        --------------- ------------------ ------------------- --------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               8,978,370          7,159,657          3,924,293          (444,171)
                                        --------------- ------------------ ------------------- --------------
     Net increase (decrease) in
       net assets                         34,155,789        (36,702,988)        20,413,181       (34,022,177)
NET ASSETS:
  Beginning of year                       63,965,106        100,668,094         35,217,413        69,239,590
                                        --------------- ------------------ ------------------- --------------
  End of year                           $ 98,120,895       $ 63,965,106       $ 55,630,594      $ 35,217,413
                                        =============== ================== =================== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   MIST GOLDMAN SACHS MID CAP VALUE     MIST METLIFE DEFENSIVE STRATEGY        MIST METLIFE MODERATE STRATEGY
                        SUB-ACCOUNT                         SUB-ACCOUNT                           SUB-ACCOUNT
--------------- ------------------- ----------------------------------- -------------------------------------
        2009                2008               2009             2008               2009               2008
--------------- ------------------- ------------------ ---------------- ------------------ ------------------
  $ (285,815)         $ (937,975)      $ 14,285,976     $ (2,234,085)      $ 26,502,192        $ 1,460,930
  (5,598,321)          4,814,174         13,352,866        9,029,524         27,972,825         31,261,590
  24,667,040         (48,477,533)       207,905,178     (217,070,681)       327,614,224       (538,226,402)
--------------- ------------------- ------------------ ---------------- ------------------ ------------------
  18,782,904         (44,601,334)       235,544,020     (210,275,242)       382,089,241       (505,503,882)
--------------- ------------------- ------------------ ---------------- ------------------ ------------------
      46,636           2,321,516        214,143,790      153,700,709        382,099,405        290,839,853
  (5,802,925)        (20,324,037)       210,670,824      435,345,135        158,217,461        119,607,963
    (419,044)           (493,567)        (8,298,113)      (4,847,046)       (11,449,813)        (8,602,394)
  (3,914,680)         (8,040,835)       (73,393,069)     (86,614,542)       (93,949,243)      (126,988,809)
--------------- ------------------- ------------------ ---------------- ------------------ ------------------
 (10,090,013)        (26,536,923)       343,123,432      497,584,256        434,917,810        274,856,613
--------------- ------------------- ------------------ ---------------- ------------------ ------------------
   8,692,891         (71,138,257)       578,667,452      287,309,014        817,007,051       (230,647,269)
  68,935,462         140,073,719        887,719,339      600,410,325      1,371,420,955      1,602,068,224
--------------- ------------------- ------------------ ---------------- ------------------ ------------------
$ 77,628,353        $ 68,935,462    $ 1,466,386,791    $ 887,719,339    $ 2,188,428,006    $ 1,371,420,955
=============== =================== ================== ================ ================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                               MIST METLIFE BALANCED STRATEGY          MIST METLIFE GROWTH STRATEGY
                                                                  SUB-ACCOUNT                           SUB-ACCOUNT
                                        ------------------------------------- -------------------------------------
                                                   2009               2008               2009               2008
                                        ------------------ ------------------ ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ (63,616,568)     $ 138,113,013      $ (70,638,840)     $ 100,759,140
  Net realized gains (losses)               (39,830,891)       250,701,813       (126,970,726)       327,795,278
  Change in unrealized appreciation
     (depreciation) on investments        1,040,029,640     (2,084,196,961)     1,313,230,729     (2,936,404,011)
                                        ------------------ ------------------ ------------------ ------------------
     Net increase (decrease) in net
       assets resulting from operations     936,582,181     (1,695,382,135)     1,115,621,163     (2,507,849,593)
                                        ------------------ ------------------ ------------------ ------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                 610,294,471        574,850,779        366,476,905        919,799,464
  Net transfers (including fixed
     account)                               139,386,054       (222,330,114)      (199,867,285)      (449,948,925)
  Contract charges                          (29,471,803)       (25,874,538)       (41,661,343)       (36,791,542)
  Transfers for contract benefits &
     terminations                          (208,445,256)      (320,692,713)      (173,118,459)      (271,257,542)
                                        ------------------ ------------------ ------------------ ------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions                511,763,466          5,953,414        (48,170,182)       161,801,455
                                        ------------------ ------------------ ------------------ ------------------
     Net increase (decrease) in
       net assets                         1,448,345,647     (1,689,428,721)     1,067,450,981     (2,346,048,138)
NET ASSETS:
  Beginning of year                       3,383,789,930      5,073,218,651      3,958,612,323      6,304,660,461
                                        ------------------ ------------------ ------------------ ------------------
  End of year                           $ 4,832,135,577    $ 3,383,789,930    $ 5,026,063,304    $ 3,958,612,323
                                        ================== ================== ================== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

    MIST METLIFE AGGRESSIVE STRATEGY            MIST VAN KAMPEN COMSTOCK       MIST LEGG MASON VALUE EQUITY
                         SUB-ACCOUNT                         SUB-ACCOUNT                        SUB-ACCOUNT
------------------------------------ ----------------------------------- ----------------------------------
         2009                2008             2009               2008            2009               2008
-------------------- --------------- -------------------- -------------- ------------------- --------------
 $ (5,510,343)         $ 8,989,743       $ (460,408)          $ 35,532       $ (16,433)        $ (823,221)
  (16,962,168)          46,469,556       (1,068,540)          (719,341)     (3,027,666)          (827,780)
  115,113,676         (283,905,358)      34,431,722        (22,431,043)     22,636,627        (40,220,689)
-------------------- --------------- -------------------- -------------- ------------------- --------------
   92,641,165         (228,446,059)      32,902,774        (23,114,852)     19,592,528        (41,871,690)
-------------------- --------------- -------------------- -------------- ------------------- --------------
   41,759,162           21,066,874       27,885,743          9,348,146      13,698,004         26,313,328
   (5,756,557)         (66,271,525)      66,012,743         (1,164,106)      2,844,859          5,543,238
   (2,281,803)          (2,428,995)        (479,581)          (221,489)       (363,256)          (194,102)
  (16,233,770)         (28,669,676)      (5,930,902)        (5,189,664)     (2,923,377)        (3,184,514)
-------------------- --------------- -------------------- -------------- ------------------- --------------
   17,487,032          (76,303,322)      87,488,003          2,772,887      13,256,230         28,477,950
-------------------- --------------- -------------------- -------------- ------------------- --------------
  110,128,197         (304,749,381)     120,390,777        (20,341,965)     32,848,758        (13,393,740)
  302,274,534          607,023,915       40,651,730         60,993,695      44,429,063         57,822,803
-------------------- --------------- -------------------- -------------- ------------------- --------------
$ 412,402,731        $ 302,274,534    $ 161,042,507       $ 40,651,730    $ 77,277,821       $ 44,429,063
==================== =============== ==================== ============== =================== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           MIST MFS EMERGING MARKETS EQUITY    MIST LOOMIS SAYLES GLOBAL MARKETS
                                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                        ----------------------------------- ------------------------------------
                                                 2009            2008            2009                 2008
                                        ---------------- ------------------ --------------- --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ (194,930)        $ (174,638)      $ 175,348          $ 1,745,644
  Net realized gains (losses)              (1,132,770)         3,484,316      (3,107,251)             340,535
  Change in unrealized appreciation
     (depreciation) on investments         56,909,602        (47,764,673)     21,190,524          (31,624,027)
                                        ---------------- ------------------ --------------- --------------------
     Net increase (decrease) in net
       assets resulting from operations    55,581,902        (44,454,995)     18,258,621          (29,537,848)
                                        ---------------- ------------------ --------------- --------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                47,544,106         24,360,591      10,702,120           12,997,335
  Net transfers (including fixed
     account)                              32,034,394         21,894,965       5,516,677           10,325,061
  Contract charges                           (694,901)          (215,626)       (370,960)            (246,616)
  Transfers for contract benefits &
     terminations                          (5,126,179)        (3,237,424)     (2,073,246)          (3,661,899)
                                        ---------------- ------------------ --------------- --------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               73,757,420         42,802,506      13,774,591           19,413,881
                                        ---------------- ------------------ --------------- --------------------
     Net increase (decrease) in
       net assets                         129,339,322         (1,652,489)     32,033,212          (10,123,967)
NET ASSETS:
  Beginning of year                        60,422,758         62,075,247      45,350,255           55,474,222
                                        ---------------- ------------------ --------------- --------------------
  End of year                           $ 189,762,080       $ 60,422,758    $ 77,383,467         $ 45,350,255
                                        ================ ================== =============== ====================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                 MIST JANUS FORTY       MIST DREMAN SMALL CAP VALUE                 MIST PIONEER FUND
                      SUB-ACCOUNT                       SUB-ACCOUNT                       SUB-ACCOUNT
--------------------------------- --------------------------------- ---------------------------------
        2009              2008            2009              2008            2009              2008
--------------- ----------------- --------------- ----------------- --------------- -----------------
  $ (298,143)        $ 367,081      $ (138,611)       $ (137,991)       $ 33,212         $ (76,874)
    (800,679)         (239,635)       (293,997)          297,010         (31,424)       (1,105,314)
   6,731,098        (7,533,817)      4,683,332        (4,164,065)      8,417,448        (3,729,034)
--------------- ----------------- --------------- ----------------- --------------- -----------------
   5,632,276        (7,406,371)      4,250,724        (4,005,046)      8,419,236        (4,911,222)
--------------- ----------------- --------------- ----------------- --------------- -----------------
   5,269,399         8,704,411       4,183,333         5,307,493      25,641,164        13,071,422
   2,113,444         2,522,305        (287,971)          232,223       3,919,423            59,643
    (129,910)          (50,087)       (116,706)          (61,604)       (107,948)          (15,784)
  (2,510,153)         (994,768)       (715,969)         (722,443)     (1,011,033)         (435,949)
--------------- ----------------- --------------- ----------------- --------------- -----------------
   4,742,780        10,181,861       3,062,687         4,755,669      28,441,606        12,679,332
--------------- ----------------- --------------- ----------------- --------------- -----------------
  10,375,056         2,775,490       7,313,411           750,623      36,860,842         7,768,110
  11,490,581         8,715,091      12,261,677        11,511,054      16,447,869         8,679,759
--------------- ----------------- --------------- ----------------- --------------- -----------------
$ 21,865,637      $ 11,490,581    $ 19,575,088      $ 12,261,677    $ 53,308,711      $ 16,447,869
=============== ================= =============== ================= =============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                              MIST PIONEER STRATEGIC INCOME    MIST BLACKROCK LARGE CAP CORE
                                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                        ----------------------------------- --------------------------------
                                                 2009               2008           2009              2008
                                        ---------------- ------------------ -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ 6,029,903        $ 5,834,214      $ (18,960)        $ (52,304)
  Net realized gains (losses)                (191,058)        (2,001,682)      (301,081)           54,629
  Change in unrealized appreciation
     (depreciation) on investments         42,593,196        (21,409,793)     1,074,214        (1,971,499)
                                        ---------------- ------------------ -------------- -----------------
     Net increase (decrease) in net
       assets resulting from operations    48,432,041        (17,577,261)       754,173        (1,969,174)
                                        ---------------- ------------------ -------------- ----------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                76,452,855         66,037,341        838,893         1,283,270
  Net transfers (including fixed
     account)                               7,690,397         (9,048,953)       144,646            37,832
  Contract charges                           (656,970)          (174,007)       (31,944)          (20,009)
  Transfers for contract benefits &
     terminations                          (9,969,287)        (8,359,991)      (226,128)         (200,047)
                                        ---------------- ------------------ -------------- -----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               73,516,995         48,454,390        725,467         1,101,046
                                        ---------------- ------------------ -------------- -----------------
     Net increase (decrease) in
       net assets                         121,949,036         30,877,129      1,479,640          (868,128)
NET ASSETS:
  Beginning of year                       129,051,542         98,174,413      3,599,088         4,467,216
                                        ---------------- ------------------ -------------- -----------------
  End of year                           $ 251,000,578      $ 129,051,542    $ 5,078,728       $ 3,599,088
                                        ================ ================== ============== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

         MIST BLACKROCK HIGH YIELD      MIST RAINIER LARGE CAP EQUITY    MIST AMERICAN FUNDS BALANCED ALLOCATION
                       SUB-ACCOUNT                        SUB-ACCOUNT                                SUB-ACCOUNT
---------------------------------- ---------------------------------- ------------------------------------------
         2009              2008            2009               2008               2009                 2008 (a)
---------------- ----------------  --------------- ------------------ ------------------ -----------------------
  $ 1,095,795         $ 383,147      $ (217,515)        $ (375,702)     $ (12,236,408)           $ 10,111,861
      422,595        (1,764,755)     (3,536,480)          (482,693)           191,299              (1,168,695)
   18,932,338        (3,738,362)      9,381,760        (12,232,869)       219,603,120             (79,902,745)
---------------- ----------------- --------------- ------------------ ------------------ -----------------------
   20,450,728        (5,119,970)      5,627,765        (13,091,264)       207,558,011             (70,959,579)
---------------- ----------------- --------------- ------------------ ------------------ -----------------------
   27,978,785         7,815,219       9,306,349         10,812,941        542,325,700             197,108,337
   40,605,633         4,450,167      (2,781,759)        21,312,024        260,661,354             212,064,719
     (298,135)          (43,642)       (166,701)           (99,748)        (4,189,539)               (468,802)
   (2,168,156)         (844,271)     (1,235,750)        (1,669,933)       (24,044,834)             (4,879,658)
---------------- ----------------- --------------- ------------------ ------------------ -----------------------
   66,118,127        11,377,473       5,122,139         30,355,284        774,752,681             403,824,596
---------------- ----------------- --------------- ------------------ ------------------ -----------------------
   86,568,855         6,257,503      10,749,904         17,264,020        982,310,692             332,865,017
   13,709,683         7,452,180      23,654,112          6,390,092        332,865,017                      --
---------------- ----------------- --------------- ------------------ ------------------ -----------------------
$ 100,278,538      $ 13,709,683    $ 34,404,016       $ 23,654,112    $ 1,315,175,709           $ 332,865,017
================ ================= =============== ================== ================== =======================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                  MIST AMERICAN FUNDS BOND          MIST AMERICAN FUNDS GROWTH
                                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                        ---------------------------------- -----------------------------------
                                                 2009           2008 (a)            2009            2008 (a)
                                        ---------------- ----------------- ---------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ (1,269,526)      $ 1,265,131     $ (2,182,895)       $ 1,869,844
  Net realized gains (losses)                  28,504           (42,761)        (519,260)           (31,924)
  Change in unrealized appreciation
     (depreciation) on investments          8,847,600        (3,081,576)      49,442,762        (19,679,152)
                                        ---------------- ----------------- ---------------- ------------------
     Net increase (decrease) in net
       assets resulting from operations     7,606,578        (1,859,206)      46,740,607        (17,841,232)
                                        ---------------- ----------------- ---------------- ------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                62,636,955        20,714,403      103,582,571         39,065,845
  Net transfers (including fixed
     account)                              46,203,898         9,622,103       37,218,397         34,446,446
  Contract charges                           (344,696)          (15,114)        (695,505)           (31,706)
  Transfers for contract benefits &
     terminations                          (3,127,075)         (291,161)      (3,714,491)          (673,105)
                                        ---------------- ----------------- ---------------- ------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              105,369,082        30,030,231      136,390,972         72,807,480
                                        ---------------- ----------------- ---------------- ------------------
     Net increase (decrease) in
       net assets                         112,975,660        28,171,025      183,131,579         54,966,248
NET ASSETS:
  Beginning of year                        28,171,025                --       54,966,248                 --
                                        ---------------- ----------------- ---------------- ------------------
  End of year                           $ 141,146,685      $ 28,171,025    $ 238,097,827       $ 54,966,248
                                        ================ ================= ================ ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   MIST AMERICAN FUNDS GROWTH ALLOCATION    MIST AMERICAN FUNDS INTERNATIONAL    MIST AMERICAN FUNDS MODERATE ALLOCATION
                             SUB-ACCOUNT                          SUB-ACCOUNT                                SUB-ACCOUNT
---------------------------------------- ------------------------------------ ------------------------------------------
           2009               2008 (a)            2009             2008 (a)            2009                   2008 (a)
------------------ --------------------- ---------------- ------------------- ---------------- -------------------------
  $ (13,577,682)         $ 17,358,136     $ (1,592,046)        $ 2,725,032     $ (7,890,743)              $ 6,747,836
        841,106               (15,467)        (265,007)           (293,216)           4,019                (1,349,658)
    282,438,706          (170,403,804)      38,360,906         (16,971,992)     114,712,832               (39,805,795)
------------------ --------------------- ---------------- ------------------ ---------------- --------------------------
    269,702,130          (153,061,135)      36,503,853         (14,540,176)     106,826,108               (34,407,617)
------------------ --------------------- ---------------- ------------------ ---------------- --------------------------
    328,976,500           357,346,624       67,379,015          36,555,600      350,843,448               136,742,654
    119,673,133           278,459,593       22,261,881          24,327,566      173,945,155               125,028,215
     (6,021,052)             (700,335)        (553,760)            (26,478)      (2,681,289)                 (211,971)
    (22,708,729)           (6,817,926)      (2,420,645)           (506,044)     (13,664,347)               (3,330,828)
------------------ --------------------- ---------------- ------------------ ---------------- --------------------------
    419,919,852           628,287,956       86,666,491          60,350,644      508,442,967               258,228,070
------------------ --------------------- ---------------- ------------------ ---------------- --------------------------
    689,621,982           475,226,821      123,170,344          45,810,468      615,269,075               223,820,453
    475,226,821                    --       45,810,468                  --      223,820,453                        --
------------------ --------------------- ---------------- ------------------ ---------------- --------------------------
$ 1,164,848,803         $ 475,226,821    $ 168,980,812        $ 45,810,468    $ 839,089,528             $ 223,820,453
================== ===================== ================ ================== ================ ==========================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                   MIST MET/FRANKLIN TEMPLETON
                                           MIST MET/FRANKLIN MUTUAL SHARES                   FOUNDING STRATEGY
                                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                        ---------------------------------- -----------------------------------
                                                2009            2008 (a)            2009            2008 (a)
                                        --------------- ------------------ ---------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ (549,255)         $ 286,774     $ (5,049,630)       $ 2,340,195
  Net realized gains (losses)                (53,543)          (104,240)         451,638            (46,625)
  Change in unrealized appreciation
     (depreciation) on investments         9,923,609         (3,194,226)      92,147,991        (44,949,267)
                                        --------------- ------------------ ---------------- ------------------
     Net increase (decrease) in net
       assets resulting from operations    9,320,811         (3,011,692)      87,549,999        (42,655,697)
                                        --------------- ------------------ ---------------- ------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                               21,824,367         10,367,163      107,223,575        128,082,273
  Net transfers (including fixed
     account)                             19,440,639          5,730,009       64,570,368        111,137,585
  Contract charges                          (175,693)            (4,678)      (2,316,785)          (233,346)
  Transfers for contract benefits &
     terminations                           (996,731)           (41,957)     (11,687,873)        (2,982,696)
                                        --------------- ------------------ ---------------- ------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              40,092,582         16,050,537      157,789,285        236,003,816
                                        --------------- ------------------ ---------------- ------------------
     Net increase (decrease) in
       net assets                         49,413,393         13,038,845      245,339,284        193,348,119
NET ASSETS:
  Beginning of year                       13,038,845                 --      193,348,119                 --
                                        --------------- ------------------ ---------------- ------------------
  End of year                           $ 62,452,238       $ 13,038,845    $ 438,687,403      $ 193,348,119
                                        =============== ================== ================ ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                      MIST
                                                                             MET/TEMPLETON
             MIST SSGA GROWTH ETF    MIST SSGA GROWTH AND INCOME ETF    INTERNATIONAL BOND
                      SUB-ACCOUNT                        SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------- ---------------------------------- ---------------------
         2009          2008 (b)            2009           2008 (b)              2009 (c)
---------------- ---------------- ---------------- ----------------- ---------------------
   $ (500,314)        $ (1,053)      $ (964,411)         $ (3,076)            $ (28,316)
    1,358,621               --          278,018             2,403                 2,410
   26,439,276           68,421       34,296,659           158,177               237,577
---------------- ---------------- ---------------- ----------------- ---------------------
   27,297,583           67,368       33,610,266           157,504               211,671
---------------- ---------------- ---------------- ----------------- ---------------------
   86,105,143        1,336,071      183,863,776         1,205,430             4,368,717
   50,157,768           80,744       96,458,703         1,299,330             3,873,921
     (168,097)              --         (172,125)           (2,281)               (3,092)
   (1,590,434)           5,348       (2,286,739)           (8,853)              (12,693)
---------------- ---------------- ---------------- ----------------- ---------------------
  134,504,380        1,422,163      277,863,615         2,493,626             8,226,853
---------------- ---------------- ---------------- ----------------- ---------------------
  161,801,963        1,489,531      311,473,881         2,651,130             8,438,524
    1,489,531               --        2,651,130                --                    --
---------------- ---------------- ---------------- ----------------- ---------------------
$ 163,291,494      $ 1,489,531    $ 314,125,011       $ 2,651,130           $ 8,438,524
================ ================ ================ ================= =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                AIM V.I. CORE EQUITY    AIM V.I. CAPITAL APPRECIATION
                                                         SUB-ACCOUNT                      SUB-ACCOUNT
                                        ---------------------------- --------------------------------
                                             2009            2008         2009                2008
                                        ------------ --------------- ------------ -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ 1,360         $ 2,514     $ (1,132)           $ (4,139)
  Net realized gains (losses)             (16,052)         16,517      (16,131)            (14,342)
  Change in unrealized appreciation
     (depreciation) on investments        103,659        (222,155)      42,046            (138,973)
                                        ------------ --------------- ------------ -------------------
     Net increase (decrease) in net
       assets resulting from operations    88,967        (203,124)      24,783            (157,454)
                                        ------------ --------------- ------------ -------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                    --              --           --                  --
  Net transfers (including fixed
     account)                             (10,577)        (16,448)      (3,492)             (8,849)
  Contract charges                             --              --           --                  --
  Transfers for contract benefits &
     terminations                         (62,473)       (247,618)     (24,515)           (106,540)
                                        ------------ --------------- ------------ -------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              (73,050)       (264,066)     (28,007)           (115,389)
                                        ------------ --------------- ------------ -------------------
     Net increase (decrease) in
       net assets                          15,917        (467,190)      (3,224)           (272,843)
NET ASSETS:
  Beginning of year                       391,928         859,118      160,644             433,487
                                        ------------ --------------- ------------ -------------------
  End of year                           $ 407,845       $ 391,928    $ 157,420           $ 160,644
                                        ============ =============== ============ ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

     AIM V.I. INTERNATIONAL GROWTH      AIM V.I. BASIC BALANCED      AIM V.I. GLOBAL REAL ESTATE
                       SUB-ACCOUNT                  SUB-ACCOUNT                      SUB-ACCOUNT
---------------------------------- ---------------------------- --------------------------------
        2009               2008         2009            2008           2009              2008
--------------- ------------------ ------------ --------------- -------------- -----------------
   $ 176,901         $ (111,198)     $ 8,459        $ 11,941      $ (43,055)        $ 169,649
     (59,133)          (802,813)     (57,173)        (26,155)      (195,448)          256,589
  13,640,583        (11,002,806)     111,144        (207,594)     1,256,847        (1,703,426)
--------------- ------------------ ------------ --------------- -------------- -----------------
  13,758,351        (11,916,817)      62,430        (221,808)     1,018,344        (1,277,188)
--------------- ------------------ ------------ --------------- -------------- -----------------
  23,590,536         26,202,690           --              --      1,457,840         2,087,485
   1,766,090          2,508,802      (38,367)         (7,225)       140,769           140,397
    (252,722)           (64,997)          --              --        (21,122)           (7,042)
  (1,507,974)          (722,625)     (50,744)       (155,781)      (169,585)          (94,274)
--------------- ------------------ ------------ --------------- -------------- -----------------
  23,595,930         27,923,870      (89,111)       (163,006)     1,407,902         2,126,566
--------------- ------------------ ------------ --------------- -------------- -----------------
  37,354,281         16,007,053      (26,681)       (384,814)     2,426,246           849,378
  27,961,110         11,954,057      288,999         673,813      2,360,062         1,510,684
--------------- ------------------ ------------ --------------- -------------- -----------------
$ 65,315,391       $ 27,961,110    $ 262,318       $ 288,999    $ 4,786,308       $ 2,360,062
=============== ================== ============ =============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                        MFS VIT RESEARCH    MFS VIT INVESTORS TRUST
                                                             SUB-ACCOUNT                SUB-ACCOUNT
                                        -------------------------------- --------------------------
                                                 2009            2008        2009           2008
                                        --------------------- ----------- ----------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)               $ 35             $ (1,186)      $ 176         $ (385)
  Net realized gains (losses)              (3,435)               6,421      (1,543)        13,009
  Change in unrealized appreciation
     (depreciation) on investments         27,152              (64,104)     12,125        (43,568)
                                        --------------------- ----------- ----------- --------------
     Net increase (decrease) in net
       assets resulting from operations    23,752              (58,869)     10,758        (30,944)
                                        --------------------- ----------- ----------- --------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                    --                   --          --             --
  Net transfers (including fixed
     account)                              (3,812)                  --          --        (11,815)
  Contract charges                             --                   --          --             --
  Transfers for contract benefits &
     terminations                          (3,398)             (45,933)     (6,391)       (40,972)
                                        --------------------- ----------- ----------- --------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               (7,210)             (45,933)     (6,391)       (52,787)
                                        --------------------- ----------- ----------- --------------
     Net increase (decrease) in
       net assets                          16,542             (104,802)      4,367        (83,731)
NET ASSETS:
  Beginning of year                        94,515              199,317      48,391        132,122
                                        --------------------- ----------- ----------- --------------
  End of year                           $ 111,057             $ 94,515    $ 52,758       $ 48,391
                                        ===================== =========== =========== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

     MFS VIT NEW DISCOVERY   OPPENHEIMER VA MAIN STREET         OPPENHEIMER VA BOND
               SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT
-------------------------- ---------------------------- ---------------------------
    2009           2008         2009             2008        2009            2008
----------- -------------- ------------ ---------------- ----------- ---------------
  $ (574)        $ (964)       $ 611            $ 243      $ (865)        $ 5,797
 (10,436)        10,411       (3,478)          12,599     (34,236)        (16,558)
  31,574        (42,333)      30,582          (94,975)     34,717         (69,378)
----------- -------------- ------------ ---------------- ----------- --------------
  20,564        (32,886)      27,715          (82,133)       (384)        (80,139)
----------- -------------- ------------ ---------------- ----------- ---------------
      --             --           --               --          --              --
 (19,686)            12           --           (9,606)    (21,078)         (1,237)
      --             --           --               --          --              --
     (41)       (21,826)     (15,288)         (54,322)    (16,787)        (87,148)
----------- -------------- ------------ ---------------- ----------- ---------------
 (19,727)       (21,814)     (15,288)         (63,928)    (37,865)        (88,385)
----------- -------------- ------------ ---------------- ----------- ---------------
     837        (54,700)      12,427         (146,061)    (38,249)       (168,524)
  44,654         99,354      108,399          254,460      96,005         264,529
----------- -------------- ------------ ---------------- ----------- ---------------
$ 45,491       $ 44,654    $ 120,826        $ 108,399    $ 57,756        $ 96,005
=========== ============== ============ ================ =========== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           OPPENHEIMER VA STRATEGIC BOND    OPPENHEIMER VA MAIN STREET SMALL CAP
                                                             SUB-ACCOUNT                             SUB-ACCOUNT
                                        -------------------------------- ---------------------------------------
                                            2009                 2008            2009                    2008
                                        ----------- -------------------- --------------- -----------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ (115)               $ 928      $ (245,661)             $ (172,253)
  Net realized gains (losses)                (83)               4,048         (27,101)               (337,481)
  Change in unrealized appreciation
     (depreciation) on investments         2,311               (7,449)     10,675,311              (7,281,710)
                                        ----------- -------------------- --------------- -----------------------
     Net increase (decrease) in net
       assets resulting from operations    2,113               (2,473)     10,402,549              (7,791,444)
                                        ----------- -------------------- --------------- -----------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                   --                   --      14,554,796              18,064,243
  Net transfers (including fixed
     account)                                 --                   --         818,939               1,291,361
  Contract charges                            --                   --        (175,957)                (51,393)
  Transfers for contract benefits &
     terminations                           (792)             (30,887)     (1,090,745)               (454,625)
                                        ----------- -------------------- --------------- -----------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions                (792)             (30,887)     14,107,033              18,849,586
                                        ----------- -------------------- --------------- -----------------------
     Net increase (decrease) in
       net assets                          1,321              (33,360)     24,509,582              11,058,142
NET ASSETS:
  Beginning of year                       13,254               46,614      19,372,328               8,314,186
                                        ----------- -------------------- --------------- -----------------------
  End of year                           $ 14,575             $ 13,254    $ 43,881,910            $ 19,372,328
                                        =========== ==================== =============== =======================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

       OPPENHEIMER VA MONEY          FIDELITY VIP ASSET MANAGER               FIDELITY VIP GROWTH
                SUB-ACCOUNT                         SUB-ACCOUNT                       SUB-ACCOUNT
--------------------------- ----------------------------------- ---------------------------------
     2009           2008             2009               2008             2009             2008
------------ -------------- ---------------- ------------------ ---------------- ----------------
 $ (1,340)       $ 2,094        $ 950,626        $ 1,420,183     $ (1,021,896)    $ (1,006,207)
       --             --       (3,930,612)        10,029,095       (5,620,142)      (1,495,360)
       --             --       25,436,293        (50,937,043)      34,339,329     (105,165,298)
------------ -------------- ---------------- ------------------ ---------------- ----------------
   (1,340)         2,094       22,456,307        (39,487,765)      27,697,291     (107,666,865)
------------ -------------- ---------------- ------------------ ---------------- ----------------
       --             --        3,045,081          4,619,969        5,974,891        8,171,631
       --             --       (4,201,921)        (7,167,156)      (5,240,430)     (13,257,206)
       --             --          (19,514)           (20,581)         (33,667)         (35,592)
  (30,396)       (20,793)      (7,713,451)       (12,468,435)      (9,169,633)     (15,036,076)
------------ -------------- ---------------- ------------------ ---------------- ----------------
  (30,396)       (20,793)      (8,889,805)       (15,036,203)      (8,468,839)     (20,157,243)
------------ -------------- ---------------- ------------------ ---------------- ----------------
  (31,736)       (18,699)      13,566,502        (54,523,968)      19,228,452     (127,824,108)
  149,653        168,352       88,545,973        143,069,941      111,413,507      239,237,615
------------ -------------- ---------------- ------------------ ---------------- ----------------
$ 117,917      $ 149,653    $ 102,112,475       $ 88,545,973    $ 130,641,959    $ 111,413,507
============ ============== ================ ================== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                  FIDELITY VIP CONTRAFUND            FIDELITY VIP OVERSEAS
                                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                        --------------------------------- --------------------------------
                                                 2009             2008           2009              2008
                                        ---------------- ---------------- -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $ 229,547     $ (1,025,566)      $ 49,646         $ 103,531
  Net realized gains (losses)              (8,147,043)       4,639,795       (335,524)          994,457
  Change in unrealized appreciation
     (depreciation) on investments         85,877,398     (169,629,453)     1,550,624        (5,763,565)
                                        ---------------- ---------------- -------------- -----------------
     Net increase (decrease) in net
       assets resulting from operations    77,959,902     (166,015,224)     1,264,746        (4,665,577)
                                        ---------------- ---------------- -------------- -----------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                37,790,703       48,023,268        129,298           155,740
  Net transfers (including fixed
     account)                              (5,777,656)     (13,246,442)       (11,251)         (294,072)
  Contract charges                           (373,565)        (140,686)           (70)             (112)
  Transfers for contract benefits &
     terminations                         (18,696,848)     (23,343,805)      (513,397)       (1,110,264)
                                        ---------------- ---------------- -------------- -----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               12,942,634       11,292,335       (395,420)       (1,248,708)
                                        ---------------- ---------------- -------------- -----------------
     Net increase (decrease) in
       net assets                          90,902,536     (154,722,889)       869,326        (5,914,285)
NET ASSETS:
  Beginning of year                       222,674,108      377,396,997      5,413,449        11,327,734
                                        ---------------- ---------------- -------------- -----------------
  End of year                           $ 313,576,644    $ 222,674,108    $ 6,282,775       $ 5,413,449
                                        ================ ================ ============== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

      FIDELITY VIP EQUITY-INCOME             FIDELITY VIP INDEX 500         FIDELITY VIP MONEY MARKET
                     SUB-ACCOUNT                        SUB-ACCOUNT                       SUB-ACCOUNT
-------------------------------- ---------------------------------- ---------------------------------
       2009              2008            2009               2008            2009              2008
-------------- ----------------- --------------- ------------------ --------------- -----------------
   $ 49,168          $ 86,066       $ 736,951          $ 649,074      $ (268,588)        $ 653,611
   (854,761)         (588,398)     (1,065,596)         2,040,819              --                --
  2,262,987        (4,751,685)     14,484,264        (45,013,396)             --                --
-------------- ----------------- --------------- ------------------ --------------- -----------------
  1,457,394        (5,254,017)     14,155,619        (42,323,503)       (268,588)          653,611
-------------- ----------------- --------------- ------------------ --------------- -----------------
     19,311            31,562           3,054              2,310      54,255,706         4,469,433
   (257,254)         (607,670)     (3,083,161)        (8,580,638)    (40,739,904)        3,370,828
         --                --         (34,782)           (36,738)         (7,822)           (6,862)
   (800,253)       (1,744,122)     (5,126,122)        (7,709,697)     (4,368,200)       (4,967,871)
-------------- ----------------- --------------- ------------------ --------------- -----------------
 (1,038,196)       (2,320,230)     (8,241,011)       (16,324,763)      9,139,780         2,865,528
-------------- ----------------- --------------- ------------------ --------------- -----------------
    419,198        (7,574,247)      5,914,608        (58,648,266)      8,871,192         3,519,139
  6,119,783        13,694,030      64,164,439        122,812,705      41,701,796        38,182,657
-------------- ----------------- --------------- ------------------ --------------- -----------------
$ 6,538,981       $ 6,119,783    $ 70,079,047       $ 64,164,439    $ 50,572,988      $ 41,701,796
============== ================= =============== ================== =============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                               FIDELITY VIP FUNDS
                                                       FIDELITY VIP MID CAP           MANAGER 60%
                                                                SUB-ACCOUNT           SUB-ACCOUNT
                                        ----------------------------------- ---------------------
                                                 2009               2008               2009 (d)
                                        ---------------- ------------------ ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ (629,458)        $ (565,504)            $ 401,046
  Net realized gains (losses)                 312,025          4,005,999                38,717
  Change in unrealized appreciation
     (depreciation) on investments         24,075,131        (27,042,018)             (356,360)
                                        ---------------- ------------------ ---------------------
     Net increase (decrease) in net
       assets resulting from operations    23,757,698        (23,601,523)               83,403
                                        ---------------- ------------------ ---------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                33,950,852         29,092,735            (1,091,042)
  Net transfers (including fixed
     account)                               3,031,315          2,770,299            37,223,652
  Contract charges                           (268,436)           (66,163)                   --
  Transfers for contract benefits &
     terminations                          (3,171,116)        (2,207,566)                 (689)
                                        ---------------- ------------------ ---------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               33,542,615         29,589,305            36,131,921
                                        ---------------- ------------------ ---------------------
     Net increase (decrease) in
       net assets                          57,300,313          5,987,782            36,215,324
NET ASSETS:
  Beginning of year                        46,484,098         40,496,316                    --
                                        ---------------- ------------------ ---------------------
  End of year                           $ 103,784,411       $ 46,484,098          $ 36,215,324
                                        ================ ================== =====================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                 DWS INTERNATIONAL     MSF FI MID CAP OPPORTUNITIES             MSF FI VALUE LEADERS
                       SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
---------------------------------- -------------------------------- --------------------------------
        2009               2008           2009              2008           2009              2008
--------------- ------------------ -------------- ----------------- -------------- -----------------
   $ 588,316           $ 15,208        $ 5,569         $ (47,326)      $ 30,744           $ 1,677
  (1,165,546)         5,161,020       (311,844)          (88,745)      (302,926)          212,786
   6,007,926        (23,324,279)     1,196,156        (3,499,091)       956,728        (2,258,092)
--------------- ------------------ -------------- ----------------- -------------- -----------------
   5,430,696        (18,148,051)       889,881        (3,635,162)       684,546        (2,043,629)
--------------- ------------------ -------------- ----------------- -------------- -----------------
   1,284,790          1,880,993        354,905           567,543        230,413           610,290
    (465,091)        (1,947,706)       (89,050)         (126,132)        73,108           427,348
      (3,929)            (4,301)          (332)             (327)       (20,896)          (15,371)
  (1,509,984)        (2,885,281)      (323,312)         (505,809)      (117,899)         (297,836)
--------------- ------------------ -------------- ----------------- -------------- -----------------
    (694,214)        (2,956,295)       (57,789)          (64,725)       164,726           724,431
--------------- ------------------ -------------- ----------------- -------------- -----------------
   4,736,482        (21,104,346)       832,092        (3,699,887)       849,272        (1,319,198)
  18,108,679         39,213,025      2,819,031         6,518,918      3,223,563         4,542,761
--------------- ------------------ -------------- ----------------- -------------- -----------------
$ 22,845,161       $ 18,108,679    $ 3,651,123       $ 2,819,031    $ 4,072,835       $ 3,223,563
=============== ================== ============== ================= ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                   MSF RUSSELL 2000 INDEX    MSF ARTIO INTERNATIONAL STOCK
                                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                        --------------------------------- --------------------------------
                                                2009              2008           2009              2008
                                        --------------- ----------------- -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $ 20,581           $ 1,131      $ (41,775)         $ 70,056
  Net realized gains (losses)               (560,773)         (383,505)      (536,794)          397,400
  Change in unrealized appreciation
     (depreciation) on investments         2,716,791        (2,531,381)     1,254,318        (3,432,086)
                                        --------------- ----------------- -------------- -----------------
     Net increase (decrease) in net
       assets resulting from operations    2,176,599        (2,913,755)       675,749        (2,964,630)
                                        --------------- ----------------- -------------- -----------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                5,084,961           855,484         26,434           281,018
  Net transfers (including fixed
     account)                              3,198,545             8,135         12,211           413,588
  Contract charges                            (3,189)             (477)        (1,363)           (1,406)
  Transfers for contract benefits &
     terminations                           (417,963)         (667,163)      (297,210)         (611,330)
                                        --------------- ----------------- -------------- -----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               7,862,354           195,979       (259,928)           81,870
                                        --------------- ----------------- -------------- -----------------
     Net increase (decrease) in
       net assets                         10,038,953        (2,717,776)       415,821        (2,882,760)
NET ASSETS:
  Beginning of year                        5,298,056         8,015,832      3,539,311         6,422,071
                                        --------------- ----------------- -------------- -----------------
  End of year                           $ 15,337,009       $ 5,298,056    $ 3,955,132       $ 3,539,311
                                        =============== ================= ============== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

             MSF METLIFE STOCK INDEX    MSF BLACKROCK LEGACY LARGE CAP GROWTH    MSF BLACKROCK STRATEGIC VALUE
                         SUB-ACCOUNT                              SUB-ACCOUNT                      SUB-ACCOUNT
------------------------------------ ---------------------------------------- --------------------------------
         2009                2008           2009                      2008           2009              2008
---------------- ------------------ -------------- -------------------------- -------------- -----------------
    $ 845,701           $ 618,236      $ (78,977)                $ (10,036)     $ (18,016)        $ (82,675)
   (2,515,307)          9,197,418        101,626                    (6,667)      (601,664)          360,599
   57,162,274        (115,000,965)     2,007,220                  (479,683)     1,528,950        (5,059,965)
---------------- ------------------- -------------- ------------------------- -------------- -----------------
   55,492,668        (105,185,311)     2,029,869                  (496,386)       909,270        (4,782,041)
---------------- ------------------- -------------- ------------------------- -------------- -----------------
   36,568,257          13,864,485        409,354                    97,784      1,142,383         1,485,269
   38,578,203         (21,265,657)     5,415,621                   429,217       (409,962)       (1,490,563)
     (792,619)           (771,007)       (24,684)                      (90)          (728)             (817)
  (12,769,515)        (22,465,702)      (442,875)                  (45,328)      (525,459)         (758,797)
---------------- ------------------- -------------- ------------------------- -------------- -----------------
   61,584,326         (30,637,881)     5,357,416                   481,583        206,234          (764,908)
---------------- ------------------- -------------- ------------------------- -------------- -----------------
  117,076,994        (135,823,192)     7,387,285                   (14,803)     1,115,504        (5,546,949)
  164,166,647         299,989,839      1,031,800                 1,046,603      7,377,709        12,924,658
---------------- ------------------- -------------- ------------------------- -------------- -----------------
$ 281,243,641       $ 164,166,647    $ 8,419,085               $ 1,031,800    $ 8,493,213       $ 7,377,709
================ =================== ============== ========================= ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                MSF BLACKROCK BOND INCOME    MSF BLACKROCK LARGE CAP VALUE
                                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                        --------------------------------- --------------------------------
                                                2009              2008           2009              2008
                                        --------------- ----------------- -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ 1,764,401       $ 1,124,681        $ 5,693         $ (14,914)
  Net realized gains (losses)               (268,086)         (342,658)      (205,113)         (117,850)
  Change in unrealized appreciation
     (depreciation) on investments         1,156,351        (2,808,583)       443,173        (1,221,978)
                                        --------------- ----------------- -------------- -----------------
     Net increase (decrease) in net
       assets resulting from operations    2,652,666        (2,026,560)       243,753        (1,354,742)
                                        --------------- ----------------- -------------- -----------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                7,000,686        11,915,342        219,198           283,419
  Net transfers (including fixed
     account)                              3,408,567        (4,631,754)            25            62,383
  Contract charges                          (239,391)         (137,935)          (269)             (279)
  Transfers for contract benefits &
     terminations                         (2,881,747)       (2,583,411)      (144,128)         (280,398)
                                        --------------- ----------------- -------------- -----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               7,288,115         4,562,242         74,826            65,125
                                        --------------- ----------------- -------------- -----------------
     Net increase (decrease) in
       net assets                          9,940,781         2,535,682        318,579        (1,289,617)
NET ASSETS:
  Beginning of year                       32,695,795        30,160,113      2,464,834         3,754,451
                                        --------------- ----------------- -------------- -----------------
  End of year                           $ 42,636,576      $ 32,695,795    $ 2,783,413       $ 2,464,834
                                        =============== ================= ============== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   MSF BARCLAYS CAPITAL AGGREGATE BOND INDEX                      MSF MFS VALUE     MSF MORGAN STANLEY EAFE INDEX
                                 SUB-ACCOUNT                        SUB-ACCOUNT                       SUB-ACCOUNT
-------------------------------------------- ---------------------------------- ---------------------------------
        2009                         2008            2009               2008            2009              2008
--------------- ---------------------------- --------------- ------------------ --------------- -----------------
   $ 313,687                    $ 270,027      $ (439,728)          $ 38,666       $ 301,592         $ 253,222
       7,943                      (33,327)       (645,688)           723,455        (165,572)          464,943
      76,682                       71,367       6,208,062        (11,171,380)      3,702,628        (8,998,610)
--------------- ---------------------------- --------------- ------------------ --------------- -----------------
     398,312                      308,067       5,122,646        (10,409,259)      3,838,648        (8,280,445)
--------------- ---------------------------- --------------- ------------------ --------------- -----------------
  13,077,565                    1,079,219       5,093,158          6,820,629       9,512,540         2,326,951
   9,346,152                    1,116,624       3,024,185          1,865,616       3,378,259          (317,622)
      (7,068)                        (653)       (154,910)           (77,745)         (2,492)           (1,096)
    (817,015)                    (853,245)     (1,308,639)        (1,625,690)       (806,974)       (1,233,894)
--------------- ---------------------------- --------------- ------------------ --------------- -----------------
  21,599,634                    1,341,945       6,653,794          6,982,810      12,081,333           774,339
--------------- ---------------------------- --------------- ------------------ --------------- -----------------
  21,997,946                    1,650,012      11,776,440         (3,426,449)     15,919,981        (7,506,106)
   7,896,020                    6,246,008      22,207,620         25,634,069      11,178,515        18,684,621
--------------- ---------------------------- --------------- ------------------ --------------- -----------------
$ 29,893,966                  $ 7,896,020    $ 33,984,060       $ 22,207,620    $ 27,098,496      $ 11,178,515
=============== ============================ =============== ================== =============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                      MSF MFS TOTAL RETURN    MSF METLIFE MID CAP STOCK INDEX
                                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------- ----------------------------------
                                                2009               2008            2009               2008
                                        --------------- ------------------ --------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ 927,608          $ 859,978        $ 27,603            $ 9,158
  Net realized gains (losses)             (1,798,808)         1,483,413          87,129            917,457
  Change in unrealized appreciation
     (depreciation) on investments         6,598,073        (13,827,196)      4,737,345         (6,892,549)
                                        --------------- ------------------ --------------- ------------------
     Net increase (decrease) in net
       assets resulting from operations    5,726,873        (11,483,805)      4,852,077         (5,965,934)
                                        --------------- ------------------ --------------- ------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                2,991,527          3,624,174       6,623,277          2,119,662
  Net transfers (including fixed
     account)                              1,298,745         (3,662,735)      2,625,094            414,700
  Contract charges                           (69,493)           (34,506)         (1,513)            (1,122)
  Transfers for contract benefits &
     terminations                         (3,285,692)        (4,531,196)       (795,299)          (924,304)
                                        --------------- ------------------ --------------- ------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions                 935,087         (4,604,263)      8,451,559          1,608,936
                                        --------------- ------------------ --------------- ------------------
     Net increase (decrease) in
       net assets                          6,661,960        (16,088,068)     13,303,636         (4,356,998)
NET ASSETS:
  Beginning of year                       34,110,264         50,198,332      10,679,425         15,036,423
                                        --------------- ------------------ --------------- ------------------
  End of year                           $ 40,772,224       $ 34,110,264    $ 23,983,061       $ 10,679,425
                                        =============== ================== =============== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

             MSF DAVIS VENTURE VALUE     MSF MET/ARTISAN MID CAP VALUE                 MSF JENNISON GROWTH
                         SUB-ACCOUNT                       SUB-ACCOUNT                         SUB-ACCOUNT
------------------------------------ --------------------------------- -----------------------------------
         2009                2008             2009             2008             2009               2008
---------------- ------------------- ---------------- ---------------- ---------------- ------------------
 $ (1,002,867)       $ (2,016,294)    $ (1,285,694)    $ (3,623,184)    $ (2,362,276)         $ 761,603
   (1,256,250)         11,833,644      (12,233,086)      13,920,906       (1,582,386)        13,057,216
  114,664,484        (240,704,599)      69,654,908     (145,506,995)      51,528,912        (82,069,768)
---------------- ------------------- ---------------- ---------------- ---------------- ------------------
  112,405,367        (230,887,249)      56,136,128     (135,209,273)      47,584,250        (68,250,949)
---------------- ------------------- ---------------- ---------------- ---------------- ------------------
   57,257,190          40,000,397        9,640,019        9,130,249       27,418,833         12,824,167
    3,145,313         (23,752,834)      (5,448,819)     (20,033,647)      12,415,738           (197,343)
   (2,252,605)         (2,092,456)        (914,020)        (990,188)        (802,758)          (667,143)
  (22,653,418)        (43,178,507)     (10,206,566)     (22,228,269)      (8,371,760)       (13,545,955)
---------------- ------------------- ---------------- ---------------- ---------------- ------------------
   35,496,480         (29,023,400)      (6,929,386)     (34,121,855)      30,660,053         (1,586,274)
---------------- ------------------- ---------------- ---------------- ---------------- ------------------
  147,901,847        (259,910,649)      49,206,742     (169,331,128)      78,244,303        (69,837,223)
  339,962,645         599,873,294      146,716,944      316,048,072      112,407,198        182,244,421
---------------- ------------------- ---------------- ---------------- ---------------- ------------------
$ 487,864,492       $ 339,962,645    $ 195,923,686    $ 146,716,944    $ 190,651,501      $ 112,407,198
================ =================== ================ ================ ================ ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                               MSF BLACKROCK MONEY MARKET    MSF T. ROWE PRICE SMALL CAP GROWTH
                                                              SUB-ACCOUNT                           SUB-ACCOUNT
                                        --------------------------------- -------------------------------------
                                                 2009             2008           2009                   2008
                                        ---------------- ---------------- -------------- ----------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ (8,628,982)     $ 2,829,101      $ (77,786)             $ (30,739)
  Net realized gains (losses)                      --               --         16,037                136,260
  Change in unrealized appreciation
     (depreciation) on investments                 --               --      1,900,637             (1,371,897)
                                        ---------------- ---------------- -------------- ----------------------
     Net increase (decrease) in net
       assets resulting from operations    (8,628,982)       2,829,101      1,838,888             (1,266,376)
                                        ---------------- ---------------- -------------- ----------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                               247,789,417      154,753,709      1,681,267              2,578,082
  Net transfers (including fixed
     account)                            (167,281,841)     335,399,240        (63,313)               869,829
  Contract charges                         (3,693,120)      (1,518,673)       (31,369)                  (388)
  Transfers for contract benefits &
     terminations                         (86,957,735)    (137,760,015)      (262,411)              (216,735)
                                        ---------------- ---------------- -------------- ----------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              (10,143,279)     350,874,261      1,324,174              3,230,788
                                        ---------------- ---------------- -------------- ----------------------
     Net increase (decrease) in
       net assets                         (18,772,261)     353,703,362      3,163,062              1,964,412
NET ASSETS:
  Beginning of year                       595,304,545      241,601,183      3,243,702              1,279,290
                                        ---------------- ---------------- -------------- ----------------------
  End of year                           $ 576,532,284    $ 595,304,545    $ 6,406,764            $ 3,243,702
                                        ================ ================ ============== ======================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

      MSF WESTERN ASSET MANAGEMENT
                   U.S. GOVERNMENT     MSF OPPENHEIMER GLOBAL EQUITY    MSF METLIFE AGGRESSIVE ALLOCATION
                       SUB-ACCOUNT                       SUB-ACCOUNT                          SUB-ACCOUNT
---------------------------------- --------------------------------- ------------------------------------
         2009              2008            2009              2008           2009                  2008
---------------- ----------------- --------------- ----------------- -------------- ---------------------
  $ 2,834,557       $ 1,279,318        $ 77,188          $ 26,514        $ 7,084             $ (25,774)
     (437,814)         (532,690)       (449,562)           90,106       (123,785)             (196,946)
      506,647        (2,345,788)      3,493,463        (5,106,339)       523,966              (850,302)
---------------- ----------------- --------------- ----------------- -------------- ---------------------
    2,903,390        (1,599,160)      3,121,089        (4,989,719)       407,265            (1,073,022)
---------------- ----------------- --------------- ----------------- -------------- ---------------------
   46,830,938        28,151,479         983,118         3,325,583             --                    --
   14,855,368        21,091,451        (458,676)          374,004         80,850               (62,772)
     (516,513)         (178,206)        (35,753)          (14,744)        (7,755)               (7,084)
   (8,499,279)       (6,755,537)       (606,217)         (782,065)       (27,470)              (77,414)
---------------- ----------------- --------------- ----------------- -------------- ---------------------
   52,670,514        42,309,187        (117,528)        2,902,778         45,625              (147,270)
---------------- ----------------- --------------- ----------------- -------------- ---------------------
   55,573,904        40,710,027       3,003,561        (2,086,941)       452,890            (1,220,292)
   85,351,962        44,641,935       7,900,093         9,987,034      1,183,183             2,403,475
---------------- ----------------- --------------- ----------------- -------------- ---------------------
$ 140,925,866      $ 85,351,962    $ 10,903,654       $ 7,900,093    $ 1,636,073           $ 1,183,183
================ ================= =============== ================= ============== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                   MSF METLIFE CONSERVATIVE TO
                                           MSF METLIFE CONSERVATIVE ALLOCATION             MODERATE ALLOCATION
                                                                   SUB-ACCOUNT                      SUB-ACCOUNT
                                        -------------------------------------- --------------------------------
                                                2009                   2008           2009              2008
                                        --------------- ---------------------- -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ 108,062              $ (40,708)      $ 96,066         $ (42,389)
  Net realized gains (losses)                 40,974                (71,475)       (84,391)          (86,998)
  Change in unrealized appreciation
     (depreciation) on investments         1,147,227               (717,596)     1,460,263        (1,454,221)
                                        --------------- ---------------------- -------------- -----------------
     Net increase (decrease) in net
       assets resulting from operations    1,296,263               (829,779)     1,471,938        (1,583,608)
                                        --------------- ---------------------- -------------- -----------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                  249,427              1,166,525        239,794           598,393
  Net transfers (including fixed
     account)                              3,917,097              3,728,592      1,735,556         2,574,157
  Contract charges                           (66,864)               (24,398)       (61,473)          (40,469)
  Transfers for contract benefits &
     terminations                           (277,955)            (1,090,329)      (271,981)         (175,914)
                                        --------------- ---------------------- -------------- -----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               3,821,705              3,780,390      1,641,896         2,956,167
                                        --------------- ---------------------- -------------- -----------------
     Net increase (decrease) in
       net assets                          5,117,968              2,950,611      3,113,834         1,372,559
NET ASSETS:
  Beginning of year                        5,653,460              2,702,849      5,902,351         4,529,792
                                        --------------- ---------------------- -------------- -----------------
  End of year                           $ 10,771,428            $ 5,653,460    $ 9,016,185       $ 5,902,351
                                        =============== ====================== ============== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                              MSF METLIFE MODERATE TO
   MSF METLIFE MODERATE ALLOCATION              AGGRESSIVE ALLOCATION    MSF T. ROWE PRICE LARGE CAP GROWTH
                       SUB-ACCOUNT                        SUB-ACCOUNT                           SUB-ACCOUNT
---------------------------------- ---------------------------------- -------------------------------------
        2009               2008            2009               2008           2009                2008 (a)
--------------- ------------------ --------------- ------------------ -------------- ----------------------
   $ 480,991         $ (397,247)      $ 381,794         $ (644,268)     $ (10,951)              $ (9,589)
    (164,634)            19,479      (2,006,955)          (346,085)       (39,827)               (67,717)
   8,417,844        (14,209,553)     13,286,168        (23,919,604)       358,699               (340,288)
--------------- ------------------ --------------- ------------------ -------------- ----------------------
   8,734,201        (14,587,321)     11,661,007        (24,909,957)       307,921               (417,594)
--------------- ------------------ --------------- ------------------ -------------- ----------------------
     579,503          5,549,758       1,922,699          6,757,533          3,657                 10,252
   1,258,223          6,248,444      (4,213,495)         3,920,079        363,170              1,027,784
    (370,296)          (291,306)       (506,223)          (456,563)          (548)                  (305)
  (1,131,673)        (1,289,862)       (975,857)        (2,177,656)       (77,528)               (54,991)
--------------- ------------------ --------------- ------------------ -------------- ----------------------
     335,757         10,217,034      (3,772,876)         8,043,393        288,751                982,740
--------------- ------------------ --------------- ------------------ -------------- ----------------------
   9,069,958         (4,370,287)      7,888,131        (16,866,564)       596,672                565,146
  35,786,827         40,157,114      44,674,622         61,541,186        565,146                     --
--------------- ------------------ --------------- ------------------ -------------- ----------------------
$ 44,856,785       $ 35,786,827    $ 52,562,753       $ 44,674,622    $ 1,161,818              $ 565,146
=============== ================== =============== ================== ============== ======================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           MSF LOOMIS SAYLES SMALL CAP CORE    MSF NEUBERGER BERMAN MID CAP VALUE
                                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                        ----------------------------------- -------------------------------------
                                               2009              2008 (e)        2009                  2008 (e)
                                        -------------- -------------------- ------------ ------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ (12,405)               $ (62)    $ (1,089)                   $ (28)
  Net realized gains (losses)                 4,026                   --        7,311                       --
  Change in unrealized appreciation
     (depreciation) on investments          269,382               (3,170)      48,105                    2,058
                                        -------------- -------------------- ------------ ------------------------
     Net increase (decrease) in net
       assets resulting from operations     261,003               (3,232)      54,327                    2,030
                                        -------------- -------------------- ------------ ------------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                               1,275,264               22,081      147,926                   13,802
  Net transfers (including fixed
     account)                               446,280                1,308        7,125                    3,212
  Contract charges                           (1,578)                  --         (199)                      --
  Transfers for contract benefits &
     terminations                           (10,460)                   5       (2,198)                    (471)
                                        -------------- -------------------- ------------ ------------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              1,709,506               23,394      152,654                   16,543
                                        -------------- -------------------- ------------ ------------------------
     Net increase (decrease) in
       net assets                         1,970,509               20,162      206,981                   18,573
NET ASSETS:
  Beginning of year                          20,162                   --       18,573                       --
                                        -------------- -------------------- ------------ ------------------------
  End of year                           $ 1,990,671             $ 20,162    $ 225,554                 $ 18,573
                                        ============== ==================== ============ ========================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                     MSF VAN ECK
           MSF MET/DIMENSIONAL    GLOBAL NATURAL
   INTERNATIONAL SMALL COMPANY         RESOURCES    VAN KAMPEN LIT CAPITAL GROWTH
                   SUB-ACCOUNT       SUB-ACCOUNT                      SUB-ACCOUNT
------------------------------ ----------------- --------------------------------
        2009        2008 (b)          2009 (c)        2009                2008
--------------- -------------- ----------------- ------------ -------------------
  $ (136,028)        $ (105)        $ (71,165)    $ (1,273)          $ (31,663)
     389,832            414                --      (11,410)            757,973
   2,668,479          7,962         1,451,075       61,642          (1,228,958)
--------------- -------------- ----------------- ------------ -------------------
   2,922,283          8,271         1,379,910       48,959            (502,648)
--------------- -------------- ----------------- ------------ -------------------
   5,686,215         97,509        10,642,485           --             263,608
   9,413,696         22,534         5,676,473       (3,531)         (8,223,119)
     (25,184)            --            (5,434)          --              (1,277)
    (688,189)          (175)          (57,508)     (17,305)           (603,672)
--------------- -------------- ----------------- ------------ -------------------
  14,386,538        119,868        16,256,016      (20,836)         (8,564,460)
--------------- -------------- ----------------- ------------ -------------------
  17,308,821        128,139        17,635,926       28,123          (9,067,108)
     128,139             --                --       88,923           9,156,031
--------------- -------------- ----------------- ------------ -------------------
$ 17,436,960      $ 128,139      $ 17,635,926    $ 117,046            $ 88,923
=============== ============== ================= ============ ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           VAN KAMPEN LIT GROWTH AND INCOME    FEDERATED EQUITY INCOME
                                                                SUB-ACCOUNT                SUB-ACCOUNT
                                        ----------------------------------- --------------------------
                                                 2009               2008        2009           2008
                                        ---------------- ------------------ ----------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ 1,695,011           $ 21,774       $ 582          $ 566
  Net realized gains (losses)                 (72,754)          (512,585)        (60)           621
  Change in unrealized appreciation
     (depreciation) on investments         17,669,646        (22,626,597)      2,042         (9,945)
                                        ---------------- ------------------ ----------- --------------
     Net increase (decrease) in net
       assets resulting from operations    19,291,903        (23,117,408)      2,564         (8,758)
                                        ---------------- ------------------ ----------- --------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                31,207,291         36,041,820          --             --
  Net transfers (including fixed
     account)                               3,908,767           (355,994)         --             --
  Contract charges                           (338,292)          (103,937)         --             --
  Transfers for contract benefits &
     terminations                          (3,982,405)        (4,014,142)         (1)        (3,647)
                                        ---------------- ------------------ ----------- --------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               30,795,361         31,567,747          (1)        (3,647)
                                        ---------------- ------------------ ----------- --------------
     Net increase (decrease) in
       net assets                          50,087,264          8,450,339       2,563        (12,405)
NET ASSETS:
  Beginning of year                        57,517,543         49,067,204      18,768         31,173
                                        ---------------- ------------------ ----------- --------------
  End of year                           $ 107,604,807       $ 57,517,543    $ 21,331       $ 18,768
                                        ================ ================== =========== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   FEDERATED HIGH INCOME BOND    FEDERATED MID CAP GROWTH STRATEGIES          NEUBERGER GENESIS
                  SUB-ACCOUNT                            SUB-ACCOUNT                SUB-ACCOUNT
----------------------------- -------------------------------------- ---------------------------
    2009              2008        2009                       2008       2009             2008
----------- ----------------- ----------- -------------------------- ---------- ----------------
 $ 2,008           $ 8,822    $ (1,062)                  $ (1,563)     $ (74)           $ 355
 (17,126)          (15,911)    (10,670)                    29,259        125              (85)
  24,323           (22,836)     31,352                    (86,498)     1,945           (5,060)
----------- ----------------- ----------- -------------------------- ---------- ----------------
   9,205           (29,925)     19,620                    (58,802)     1,996           (4,790)
----------- ----------------- ----------- -------------------------- ---------- ----------------
      --                --          --                         --         --               --
 (34,355)             (397)     (3,795)                        --         --               --
      --                --          --                         --         --               --
    (245)          (44,818)     (9,808)                    (8,401)    (1,357)          (1,086)
----------- ----------------- ----------- -------------------------- ---------- ----------------
 (34,600)          (45,215)    (13,603)                    (8,401)    (1,357)          (1,086)
----------- ----------------- ----------- -------------------------- ---------- ----------------
 (25,395)          (75,140)      6,017                    (67,203)       639           (5,876)
  51,695           126,835      72,650                    139,853      8,146           14,022
----------- ----------------- ----------- -------------------------- ---------- ----------------
$ 26,300          $ 51,695    $ 78,667                   $ 72,650    $ 8,785          $ 8,146
=========== ================= =========== ========================== ========== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                    ALGER SMALL CAP GROWTH       T. ROWE PRICE GROWTH STOCK
                                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                        ---------------------------------- --------------------------------
                                                2009               2008           2009              2008
                                        --------------- ------------------ -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ (582,628)        $ (788,573)     $ (40,245)        $ (39,733)
  Net realized gains (losses)             (1,582,055)          (234,414)      (204,643)          (45,515)
  Change in unrealized appreciation
     (depreciation) on investments        18,064,321        (34,617,982)     2,364,460        (4,164,867)
                                        --------------- ------------------ -------------- -----------------
     Net increase (decrease) in net
       assets resulting from operations   15,899,638        (35,640,969)     2,119,572        (4,250,115)
                                        --------------- ------------------ -------------- -----------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                2,390,957          3,144,413        252,296           321,006
  Net transfers (including fixed
     account)                             (1,180,545)        (4,407,593)      (345,144)         (757,448)
  Contract charges                           (12,110)           (11,890)        (2,143)           (2,305)
  Transfers for contract benefits &
     terminations                         (3,372,072)        (4,392,292)      (358,485)         (470,194)
                                        --------------- ------------------ -------------- -----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              (2,173,770)        (5,667,362)      (453,476)         (908,941)
                                        --------------- ------------------ -------------- -----------------
     Net increase (decrease) in
       net assets                         13,725,868        (41,308,331)     1,666,096        (5,159,056)
NET ASSETS:
  Beginning of year                       37,826,339         79,134,670      5,327,165        10,486,221
                                        --------------- ------------------ -------------- -----------------
  End of year                           $ 51,552,207       $ 37,826,339    $ 6,993,261       $ 5,327,165
                                        =============== ================== ============== =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

  T. ROWE PRICE INTERNATIONAL STOCK     T. ROWE PRICE PRIME RESERVE    JANUS ASPEN WORLDWIDE
                        SUB-ACCOUNT                     SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------- ------------------------------- ------------------------
     2009                    2008           2009             2008       2009          2008
------------ ----------------------- -------------- ---------------- ---------- -------------
 $ 11,369                 $ 6,423      $ (13,228)        $ 29,227       $ 30          $ 25
  (30,033)                 (5,964)            62              (22)      (118)          215
  320,779                (606,967)           (77)             200      1,751        (4,434)
------------ ----------------------- -------------- ---------------- ---------- -------------
  302,115                (606,508)       (13,243)          29,405      1,663        (4,194)
------------ ----------------------- -------------- ---------------- ---------- -------------
   37,268                  43,498            555            4,842         --            --
  (55,201)               (137,333)      (611,809)       1,136,744         --            --
     (244)                   (297)          (469)            (374)        --            --
  (16,963)                (53,471)      (193,032)        (702,555)      (396)         (720)
------------ ----------------------- -------------- ---------------- ---------- -------------
  (35,140)               (147,603)      (804,755)         438,657       (396)         (720)
------------ ----------------------- -------------- ---------------- ---------- -------------
  266,975                (754,111)      (817,998)         468,062      1,267        (4,914)
  610,995               1,365,106      2,218,473        1,750,411      5,018         9,932
------------ ----------------------- -------------- ---------------- ---------- -------------
$ 877,970               $ 610,995    $ 1,400,475      $ 2,218,473    $ 6,285       $ 5,018
============ ======================= ============== ================ ========== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION                AMERICAN FUNDS GROWTH
                                                                          SUB-ACCOUNT                          SUB-ACCOUNT
                                        --------------------------------------------- ------------------------------------
                                                2009                          2008             2009                2008
                                        --------------- ----------------------------- ---------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ (422,773)                   $ (467,351)    $ (2,543,759)       $ (1,337,463)
  Net realized gains (losses)             (1,694,311)                    3,936,749       (1,802,447)         25,599,744
  Change in unrealized appreciation
     (depreciation) on investments        21,104,646                   (29,905,104)     109,262,944        (174,410,801)
                                        --------------- ----------------------------- ---------------- -------------------
     Net increase (decrease) in net
       assets resulting from operations   18,987,562                   (26,435,706)     104,916,738        (150,148,520)
                                        --------------- ----------------------------- ---------------- -------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                               11,280,934                    18,818,576       95,440,088         130,427,869
  Net transfers (including fixed
     account)                              3,523,195                     2,183,669        6,549,517          22,308,695
  Contract charges                          (163,746)                      (38,107)      (1,599,950)           (654,595)
  Transfers for contract benefits &
     terminations                         (2,448,047)                   (2,136,178)     (16,657,656)        (16,595,294)
                                        --------------- ----------------------------- ---------------- -------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              12,192,336                    18,827,960       83,731,999         135,486,675
                                        --------------- ----------------------------- ---------------- -------------------
     Net increase (decrease) in
       net assets                         31,179,898                    (7,607,746)     188,648,737         (14,661,845)
NET ASSETS:
  Beginning of year                       27,428,704                    35,036,450      231,101,074         245,762,919
                                        --------------- ----------------------------- ---------------- -------------------
  End of year                           $ 58,608,602                  $ 27,428,704    $ 419,749,811       $ 231,101,074
                                        =============== ============================= ================ ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

      AMERICAN FUNDS GROWTH-INCOME        AMERICAN FUNDS GLOBAL GROWTH                AMERICAN FUNDS BOND
                       SUB-ACCOUNT                         SUB-ACCOUNT                        SUB-ACCOUNT
---------------------------------- ----------------------------------- ---------------------------------
         2009               2008             2009               2008            2009              2008
---------------- ----------------- ---------------- ------------------ --------------- -----------------
    $ 322,059          $ 656,303        $ (61,017)         $ 636,786     $ 1,049,959       $ 1,277,174
   (1,316,628)         9,232,482       (1,759,994)         8,980,545         (14,212)          (24,196)
   48,223,682        (85,104,056)      45,865,486        (66,659,058)      3,366,855        (3,510,614)
---------------- ------------------ ---------------- ------------------ --------------- -----------------
   47,229,113        (75,215,271)      44,044,475        (57,041,727)      4,402,602        (2,257,636)
---------------- ------------------ ---------------- ------------------ --------------- -----------------
   41,542,923         61,334,055       25,741,878         53,088,801      21,984,872        19,980,627
    4,722,600          6,294,058       (1,708,623)         8,047,145       5,886,542         3,428,761
     (807,236)          (385,213)        (719,043)          (331,809)       (193,865)          (45,038)
   (9,808,992)       (11,440,194)      (7,370,639)        (7,159,482)     (1,884,649)         (729,544)
---------------- ------------------ ---------------- ------------------ --------------- -----------------
   35,649,295         55,802,706       15,943,573         53,644,655      25,792,900        22,634,806
---------------- ------------------ ---------------- ------------------ --------------- -----------------
   82,878,408        (19,412,565)      59,988,048         (3,397,072)     30,195,502        20,377,170
  136,811,504        156,224,069      101,450,809        104,847,881      27,017,111         6,639,941
---------------- ------------------ ---------------- ------------------ --------------- -----------------
$ 219,689,912      $ 136,811,504    $ 161,438,857      $ 101,450,809    $ 57,212,613      $ 27,017,111
================ ================== ================ ================== =============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           FTVIPT MUTUAL SHARES SECURITIES    FTVIPT TEMPLETON FOREIGN SECURITIES
                                                               SUB-ACCOUNT                            SUB-ACCOUNT
                                        ---------------------------------- --------------------------------------
                                                2009               2008            2009                   2008
                                        --------------- ------------------ --------------- ----------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ 382,773        $ 1,217,989       $ 714,539              $ 287,100
  Net realized gains (losses)               (911,324)         1,876,128        (113,326)             5,010,780
  Change in unrealized appreciation
     (depreciation) on investments        16,912,881        (36,089,735)     17,837,025            (34,118,181)
                                        --------------- ------------------ --------------- ----------------------
     Net increase (decrease) in net
       assets resulting from operations   16,384,330        (32,995,618)     18,438,238            (28,820,301)
                                        --------------- ------------------ --------------- ----------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                               14,489,145         26,002,516      11,330,132             21,666,432
  Net transfers (including fixed
     account)                              4,173,875           (992,434)     (4,337,377)             3,288,265
  Contract charges                          (235,781)           (83,371)       (493,502)              (288,990)
  Transfers for contract benefits &
     terminations                         (4,828,261)        (4,752,679)     (2,973,545)            (3,792,529)
                                        --------------- ------------------ --------------- ----------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              13,598,978         20,174,032       3,525,708             20,873,178
                                        --------------- ------------------ --------------- ----------------------
     Net increase (decrease) in
       net assets                         29,983,308        (12,821,586)     21,963,946             (7,947,123)
NET ASSETS:
  Beginning of year                       58,571,142         71,392,728      48,551,609             56,498,732
                                        --------------- ------------------ --------------- ----------------------
  End of year                           $ 88,554,450       $ 58,571,142    $ 70,515,555           $ 48,551,609
                                        =============== ================== =============== ======================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   FTVIPT TEMPLETON GROWTH SECURITIES    FTVIPT FRANKLIN INCOME SECURITIES    FTVIPT TEMPLETON GLOBAL BOND SECURITIES
                          SUB-ACCOUNT                          SUB-ACCOUNT                                SUB-ACCOUNT
------------------------------------- ------------------------------------ ------------------------------------------
        2009                  2008             2009                2008            2009                       2008
--------------- --------------------- ---------------- ------------------- --------------- --------------------------
   $ 535,174              $ 88,667      $ 6,733,320         $ 3,699,656     $ 3,804,528                  $ 255,021
    (952,770)            1,467,301       (1,114,066)            440,385         (67,357)                   (28,320)
   9,712,864           (20,786,300)      25,289,201         (38,217,481)      1,012,803                    289,110
--------------- --------------------- ---------------- ------------------- --------------- --------------------------
   9,295,268           (19,230,332)      30,908,455         (34,077,440)      4,749,974                    515,811
--------------- --------------------- ---------------- ------------------- --------------- --------------------------
   6,551,312            11,094,817       24,603,795          35,487,751      16,847,632                 14,726,091
   1,433,916               225,168        3,120,765          (1,638,640)      4,589,899                    500,732
    (106,326)              (46,450)        (377,234)           (145,377)       (159,367)                   (29,321)
  (2,409,432)           (2,209,785)      (6,613,713)         (5,696,055)       (967,955)                  (218,307)
--------------- --------------------- ---------------- ------------------- --------------- --------------------------
   5,469,470             9,063,750       20,733,613          28,007,679      20,310,209                 14,979,195
--------------- --------------------- ---------------- ------------------- --------------- --------------------------
  14,764,738           (10,166,582)      51,642,068          (6,069,761)     25,060,183                 15,495,006
  27,929,783            38,096,365       82,449,457          88,519,218      19,575,877                  4,080,871
--------------- --------------------- ---------------- ------------------- --------------- --------------------------
$ 42,694,521          $ 27,929,783    $ 134,091,525        $ 82,449,457    $ 44,636,060               $ 19,575,877
=============== ===================== ================ =================== =============== ==========================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES              UIF EQUITY AND INCOME
                                                                          SUB-ACCOUNT                        SUB-ACCOUNT
                                        --------------------------------------------- -----------------------------------
                                                2009                          2008             2009               2008
                                        --------------- ----------------------------- ---------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $ 29,038                      $ (9,839)     $ 2,636,596        $ 1,600,653
  Net realized gains (losses)                285,695                       197,482       (1,942,156)         1,431,873
  Change in unrealized appreciation
     (depreciation) on investments         2,358,393                    (1,934,460)      39,158,557        (50,294,653)
                                        --------------- ----------------------------- ---------------- ------------------
     Net increase (decrease) in net
       assets resulting from operations    2,673,126                    (1,746,817)      39,852,997        (47,262,127)
                                        --------------- ----------------------------- ---------------- ------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                5,816,489                     4,625,563       63,347,128         66,377,368
  Net transfers (including fixed
     account)                                 79,568                         9,949          858,130        (13,990,587)
  Contract charges                           (45,361)                      (12,034)        (633,902)          (239,699)
  Transfers for contract benefits &
     terminations                           (284,145)                     (119,562)     (12,262,683)       (12,751,341)
                                        --------------- ----------------------------- ---------------- ------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               5,566,551                     4,503,916       51,308,673         39,395,741
                                        --------------- ----------------------------- ---------------- ------------------
     Net increase (decrease) in
       net assets                          8,239,677                     2,757,099       91,161,670         (7,866,386)
NET ASSETS:
  Beginning of year                        4,965,586                     2,208,487      158,238,412        166,104,798
                                        --------------- ----------------------------- ---------------- ------------------
  End of year                           $ 13,205,263                   $ 4,965,586    $ 249,400,082      $ 158,238,412
                                        =============== ============================= ================ ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

              UIF U.S. REAL ESTATE            UIF U.S. MID CAP VALUE              PIONEER VCT BOND
                       SUB-ACCOUNT                       SUB-ACCOUNT                   SUB-ACCOUNT
---------------------------------- --------------------------------- -----------------------------
        2009               2008            2009              2008           2009        2008 (e)
--------------- ------------------ --------------- ----------------- -------------- --------------
   $ 762,443          $ 922,883       $ (16,876)        $ (32,127)      $ 39,789          $ 706
  (3,055,013)        17,075,264        (183,244)        1,834,014          4,359           (509)
  15,536,655        (39,422,041)      3,959,933        (5,269,797)       109,546            444
--------------- ------------------ --------------- ----------------- -------------- --------------
  13,244,085        (21,423,894)      3,759,813        (3,467,910)       153,694            641
--------------- ------------------ --------------- ----------------- -------------- --------------
   5,789,425         11,412,894       4,910,207         7,780,640      1,552,748         77,337
   2,400,649           (903,678)        (49,234)          230,848        442,144          3,931
    (121,416)           (65,125)        (68,356)          (16,162)          (841)            --
  (3,000,390)        (3,774,973)       (345,188)         (166,677)       (15,872)            93
--------------- ------------------ --------------- ----------------- -------------- --------------
   5,068,268          6,669,118       4,447,429         7,828,649      1,978,179         81,361
--------------- ------------------ --------------- ----------------- -------------- --------------
  18,312,353        (14,754,776)      8,207,242         4,360,739      2,131,873         82,002
  38,153,749         52,908,525       7,194,408         2,833,669         82,002             --
--------------- ------------------ --------------- ----------------- -------------- --------------
$ 56,466,102       $ 38,153,749    $ 15,401,650       $ 7,194,408    $ 2,213,875       $ 82,002
=============== ================== =============== ================= ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                             PIONEER VCT CULLEN VALUE    PIONEER VCT EMERGING MARKETS
                                                          SUB-ACCOUNT                     SUB-ACCOUNT
                                        ----------------------------- -------------------------------
                                               2009        2008 (e)          2009          2008 (e)
                                        -------------- -------------- -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ (8,053)        $ (396)      $ (4,999)          $ (124)
  Net realized gains (losses)                18,659         (1,801)        30,973               (7)
  Change in unrealized appreciation
     (depreciation) on investments          265,327          3,133        223,119           (1,056)
                                        -------------- -------------- -------------- ----------------
     Net increase (decrease) in net
       assets resulting from operations     275,933            936        249,093           (1,187)
                                        -------------- -------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                               1,069,928        132,197        432,254           42,099
  Net transfers (including fixed
     account)                               379,928         33,929        314,789            4,027
  Contract charges                           (1,685)            --           (388)              --
  Transfers for contract benefits &
     terminations                           (12,778)       (10,496)       (18,638)          (1,135)
                                        -------------- -------------- -------------- ----------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions              1,435,393        155,630        728,017           44,991
                                        -------------- -------------- -------------- ----------------
     Net increase (decrease) in
       net assets                         1,711,326        156,566        977,110           43,804
NET ASSETS:
  Beginning of year                         156,566             --         43,804               --
                                        -------------- -------------- -------------- ----------------
  End of year                           $ 1,867,892      $ 156,566    $ 1,020,914         $ 43,804
                                        ============== ============== ============== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   PIONEER VCT EQUITY INCOME            PIONEER VCT FUND        PIONEER VCT HIGH YIELD
                 SUB-ACCOUNT                 SUB-ACCOUNT                   SUB-ACCOUNT
---------------------------- --------------------------- -----------------------------
     2009         2008 (e)        2009        2008 (e)          2009        2008 (e)
------------ --------------- ------------ -------------- -------------- --------------
  $ 3,551           $ 116        $ 436          $ 177       $ 18,809          $ 250
     (481)             --       (1,970)        36,059         17,311             --
   48,175               3       49,927        (39,483)       166,648         (1,915)
------------ --------------- ------------ -------------- -------------- --------------
   51,245             119       48,393         (3,247)       202,768         (1,665)
------------ --------------- ------------ -------------- -------------- --------------
  236,141          28,440      120,319         45,062        846,667         10,562
   42,972           4,509       20,907            461        133,028          1,255
     (315)             --         (412)            --           (122)            --
   (8,028)           (623)        (103)        (2,603)       (19,747)            (6)
------------ --------------- ------------ -------------- -------------- --------------
  270,770          32,326      140,711         42,920        959,826         11,811
------------ --------------- ------------ -------------- -------------- --------------
  322,015          32,445      189,104         39,673      1,162,594         10,146
   32,445              --       39,673             --         10,146             --
------------ --------------- ------------ -------------- -------------- --------------
$ 354,460        $ 32,445    $ 228,777       $ 39,673    $ 1,172,740       $ 10,146
============ =============== ============ ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           PIONEER VCT IBBOTSON GROWTH ALLOCATION    PIONEER VCT IBBOTSON MODERATE ALLOCATION
                                                                      SUB-ACCOUNT                                 SUB-ACCOUNT
                                        ----------------------------------------- -------------------------------------------
                                                2009                   2008 (e)           2009                     2008 (e)
                                        --------------- ------------------------- --------------- ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ 151,196                  $ (4,020)      $ 216,658                    $ (3,501)
  Net realized gains (losses)                216,580                      (544)         94,668                        (966)
  Change in unrealized appreciation
     (depreciation) on investments         4,278,917                    65,380       4,279,005                    (168,655)
                                        --------------- ------------------------- --------------- ---------------------------
     Net increase (decrease) in net
       assets resulting from operations    4,646,693                    60,816       4,590,331                    (173,122)
                                        --------------- ------------------------- --------------- ---------------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                8,727,223                 3,354,004      16,950,987                   1,235,817
  Net transfers (including fixed
     account)                                276,874                   160,785       1,755,175                      70,006
  Contract charges                           (24,076)                       --          (9,645)                         --
  Transfers for contract benefits &
     terminations                           (279,627)                   11,630         (96,671)                     (5,540)
                                        --------------- ------------------------- --------------- ---------------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               8,700,394                 3,526,419      18,599,846                   1,300,283
                                        --------------- ------------------------- --------------- ---------------------------
     Net increase (decrease) in
       net assets                         13,347,087                 3,587,235      23,190,177                   1,127,161
NET ASSETS:
  Beginning of year                        3,587,235                        --       1,127,161                          --
                                        --------------- ------------------------- --------------- ---------------------------
  End of year                           $ 16,934,322               $ 3,587,235    $ 24,317,338                 $ 1,127,161
                                        =============== ========================= =============== ===========================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                    LMPVET CLEARBRIDGE
         PIONEER VCT MID CAP VALUE    PIONEER VCT REAL ESTATE SHARES         VARIABLE SMALL CAP GROWTH
                       SUB-ACCOUNT                       SUB-ACCOUNT                       SUB-ACCOUNT
---------------------------------- --------------------------------- ---------------------------------
        2009               2008         2009              2008 (e)           2009              2008
--------------- ------------------ ------------ -------------------- --------------- -----------------
   $ (50,878)        $ (171,541)     $ 4,733                $ 439      $ (243,396)       $ (193,406)
    (740,526)         1,709,181       17,981                   (7)       (475,523)          308,553
   7,060,304        (12,832,992)      61,778               (3,723)      6,335,763        (6,234,277)
--------------- ------------------ ------------ -------------------- --------------- -----------------
   6,268,900        (11,295,352)      84,492               (3,291)      5,616,844        (6,119,130)
--------------- ------------------ ------------ -------------------- --------------- -----------------
   5,777,023         10,293,285      108,358               33,721       4,964,931         6,282,876
     839,891            130,601       15,393                3,431       1,691,172           230,633
    (102,817)           (47,134)        (308)                  --         (90,998)          (42,556)
  (1,637,290)        (1,918,388)     (12,150)                (728)       (792,786)         (678,502)
--------------- ------------------ ------------ -------------------- --------------- -----------------
   4,876,807          8,458,364      111,293               36,424       5,772,319         5,792,451
--------------- ------------------ ------------ -------------------- --------------- -----------------
  11,145,707         (2,836,988)     195,785               33,133      11,389,163          (326,679)
  23,891,796         26,728,784       33,133                   --      10,577,679        10,904,358
--------------- ------------------ ------------ -------------------- --------------- -----------------
$ 35,037,503       $ 23,891,796    $ 228,918             $ 33,133    $ 21,966,842      $ 10,577,679
=============== ================== ============ ==================== =============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                                 LMPVET CLEARBRIDGE
                                           LMPVET CLEARBRIDGE VARIABLE INVESTORS         VARIABLE FUNDAMENTAL VALUE
                                                                     SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------------- ----------------------------------
                                               2009                      2008            2009               2008
                                        -------------- ------------------------- --------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)              $ 3,918                 $ (22,462)      $ (48,573)         $ 216,892
  Net realized gains (losses)              (144,402)                 (159,162)     (1,367,279)        (1,448,547)
  Change in unrealized appreciation
     (depreciation) on investments          612,219                (1,122,112)     18,964,395        (33,402,986)
                                        -------------- ------------------------- --------------- ------------------
     Net increase (decrease) in net
       assets resulting from operations     471,735                (1,303,736)     17,548,543        (34,634,641)
                                        -------------- ------------------------- --------------- ------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                 154,772                   426,003      10,408,838         18,092,203
  Net transfers (including fixed
     account)                                35,627                (1,625,864)      1,189,094         (2,079,921)
  Contract charges                           (8,165)                   (8,079)       (182,010)           (89,125)
  Transfers for contract benefits &
     terminations                          (106,578)                 (175,426)     (5,032,473)        (6,425,407)
                                        -------------- ------------------------- --------------- ------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions                 75,656                (1,383,366)      6,383,449          9,497,750
                                        -------------- ------------------------- --------------- ------------------
     Net increase (decrease) in
       net assets                           547,391                (2,687,102)     23,931,992        (25,136,891)
NET ASSETS:
  Beginning of year                       2,012,063                 4,699,165      59,326,416         84,463,307
                                        -------------- ------------------------- --------------- ------------------
  End of year                           $ 2,559,454               $ 2,012,063    $ 83,258,408       $ 59,326,416
                                        ============== ========================= =============== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                             LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
   LMPVET CLEARBRIDGE VARIABLE APPRECIATION          VARIABLE AGGRESSIVE GROWTH        VARIABLE LARGE CAP GROWTH
                                SUB-ACCOUNT                         SUB-ACCOUNT                      SUB-ACCOUNT
------------------------------------------- ----------------------------------- --------------------------------
         2009                       2008             2009               2008           2009              2008
---------------- -------------------------- ---------------- ------------------ -------------- -----------------
    $ 817,750                  $ (93,176)    $ (1,555,623)      $ (1,791,540)     $ (89,306)       $ (121,801)
   (1,345,960)                 2,338,316       (2,337,581)          (890,539)      (329,106)         (160,593)
   18,518,803                (31,109,184)      33,075,324        (53,980,569)     2,418,961        (3,323,792)
---------------- -------------------------- ---------------- ------------------ -------------- -----------------
   17,990,593                (28,864,044)      29,182,120        (56,662,648)     2,000,549        (3,606,186)
---------------- -------------------------- ---------------- ------------------ -------------- -----------------
   29,603,307                 25,300,175       15,963,204         25,083,289         10,583           404,748
    4,797,909                 (3,022,849)        (174,010)           218,797       (249,620)         (244,960)
     (258,629)                  (110,293)        (310,219)          (174,804)       (28,461)          (26,623)
   (5,597,996)                (6,678,226)      (7,659,711)        (9,719,755)      (418,088)         (944,251)
---------------- -------------------------- ---------------- ------------------ -------------- -----------------
   28,544,591                 15,488,807        7,819,264         15,407,527       (685,586)         (811,086)
---------------- -------------------------- ---------------- ------------------ -------------- -----------------
   46,535,184                (13,375,237)      37,001,384        (41,255,121)     1,314,963        (4,417,272)
   70,122,225                 83,497,462       86,704,540        127,959,661      5,503,740         9,921,012
---------------- -------------------------- ---------------- ------------------ -------------- -----------------
$ 116,657,409               $ 70,122,225    $ 123,705,924       $ 86,704,540    $ 6,818,703       $ 5,503,740
================ ========================== ================ ================== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                           LMPVET INVESTMENT                 LMPVET CLEARBRIDGE
                                           COUNSEL VARIABLE SOCIAL AWARENESS     VARIABLE EQUITY INCOME BUILDER
                                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                        ------------------------------------ ----------------------------------
                                             2009                    2008            2009               2008
                                        ------------ ----------------------- --------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)             $ (904)                $ 2,816       $ 949,840         $ (246,270)
  Net realized gains (losses)             (74,169)                (46,175)     (3,323,647)        (2,081,258)
  Change in unrealized appreciation
     (depreciation) on investments        159,948                (179,725)     12,577,390        (20,848,047)
                                        ------------ ----------------------- --------------- ------------------
     Net increase (decrease) in net
       assets resulting from operations    84,875                (223,084)     10,203,583        (23,175,575)
                                        ------------ ----------------------- --------------- ------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                 1,788                  25,515      11,470,586         12,322,899
  Net transfers (including fixed
     account)                             (93,132)                248,226       3,993,332         (1,556,121)
  Contract charges                           (297)                   (239)        (99,252)           (20,663)
  Transfers for contract benefits &
     terminations                         (45,423)                (48,482)     (3,943,912)        (4,206,113)
                                        ------------ ----------------------- --------------- ------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions             (137,064)                225,020      11,420,754          6,540,002
                                        ------------ ----------------------- --------------- ------------------
     Net increase (decrease) in
       net assets                         (52,189)                  1,936      21,624,337        (16,635,573)
NET ASSETS:
  Beginning of year                       567,901                 565,965      43,322,014         59,957,587
                                        ------------ ----------------------- --------------- ------------------
  End of year                           $ 515,712               $ 567,901    $ 64,946,351       $ 43,322,014
                                        ============ ======================= =============== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                    LMPVET BATTERYMARCH               LMPVET CLEARBRIDGE
   LMPVET CLEARBRIDGE VARIABLE CAPITAL           VARIABLE GLOBAL EQUITY       VARIABLE DIVIDEND STRATEGY
                           SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
-------------------------------------- -------------------------------- --------------------------------
       2009                    2008           2009              2008           2009              2008
-------------- ----------------------- -------------- ----------------- -------------- -----------------
  $ (56,300)             $ (123,893)      $ 43,193         $ (92,836)      $ 13,985          $ 78,630
   (617,452)              1,001,895       (445,822)           (8,407)      (377,981)         (240,972)
  2,196,191              (4,421,596)       938,864        (2,901,842)     1,317,453        (2,364,206)
-------------- ----------------------- -------------- ----------------- -------------- -----------------
  1,522,439              (3,543,594)       536,235        (3,003,085)       953,457        (2,526,548)
-------------- ----------------------- -------------- ----------------- -------------- -----------------
      1,218                  42,916          6,045            43,001         22,331         1,197,960
    (95,329)               (444,451)       107,677          (894,326)      (110,622)         (711,418)
    (29,740)                (34,395)       (13,275)          (19,802)       (22,407)          (15,120)
   (248,902)               (664,052)      (295,504)         (584,888)      (480,991)         (665,652)
-------------- ----------------------- -------------- ----------------- -------------- -----------------
   (372,753)             (1,099,982)      (195,057)       (1,456,015)      (591,689)         (194,230)
-------------- ----------------------- -------------- ----------------- -------------- -----------------
  1,149,686              (4,643,576)       341,178        (4,459,100)       361,768        (2,720,778)
  4,320,213               8,963,789      3,246,223         7,705,323      5,522,751         8,243,529
-------------- ----------------------- -------------- ----------------- -------------- -----------------
$ 5,469,899             $ 4,320,213    $ 3,587,401       $ 3,246,223    $ 5,884,519       $ 5,522,751
============== ======================= ============== ================= ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                           LMPVET LIFESTYLE ALLOCATION 50%    LMPVET LIFESTYLE ALLOCATION 70%
                                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------- ----------------------------------
                                               2009                2008           2009                2008
                                        -------------- ------------------- -------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ 220,518           $ 160,063       $ 58,734            $ 31,313
  Net realized gains (losses)              (673,030)            (98,473)      (243,543)           (150,226)
  Change in unrealized appreciation
     (depreciation) on investments        2,112,660          (2,836,929)       995,242          (1,315,549)
                                        -------------- ------------------- -------------- -------------------
     Net increase (decrease) in net
       assets resulting from operations   1,660,148          (2,775,339)       810,433          (1,434,462)
                                        -------------- ------------------- -------------- -------------------
CONTRACT TRANSACTIONS:
  Payments received from contract
     owners                                  36,174             906,766          8,648             794,881
  Net transfers (including fixed
     account)                               (68,724)           (444,967)        99,888            (101,697)
  Contract charges                           (2,222)             (2,110)        (1,137)             (1,006)
  Transfers for contract benefits &
     terminations                          (865,159)           (622,254)      (189,529)           (207,619)
                                        -------------- ------------------- -------------- -------------------
     Net increase (decrease) in net
       assets resulting from
       contract transactions               (899,931)           (162,565)       (82,130)            484,559
                                        -------------- ------------------- -------------- -------------------
     Net increase (decrease) in
       net assets                           760,217          (2,937,904)       728,303            (949,903)
NET ASSETS:
  Beginning of year                       6,471,351           9,409,255      2,719,047           3,668,950
                                        -------------- ------------------- -------------- -------------------
  End of year                           $ 7,231,568         $ 6,471,351    $ 3,447,350         $ 2,719,047
                                        ============== =================== ============== ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                 LMPVIT WESTERN ASSET              LMPVIT WESTERN ASSET
   LMPVET LIFESTYLE ALLOCATION 85%    VARIABLE ADJUSTABLE RATE INCOME   VARIABLE GLOBAL HIGH YIELD BOND
                       SUB-ACCOUNT                        SUB-ACCOUNT                        SUB-ACCOUNT
---------------------------------- ---------------------------------- ----------------------------------
        2009               2008           2009                2008            2009               2008
--------------- ------------------ -------------- ------------------- --------------- ------------------
   $ 453,017          $ 273,760        $ 6,488            $ 69,546     $ 3,692,798        $ 3,663,471
    (228,257)           (58,061)       (84,935)           (164,548)     (1,514,921)        (1,351,968)
  10,083,114        (12,155,524)       363,254            (521,720)     13,639,135        (16,334,758)
--------------- ------------------ -------------- ------------------- --------------- ------------------
  10,307,874        (11,939,825)       284,807            (616,722)     15,817,012        (14,023,255)
--------------- ------------------ -------------- ------------------- --------------- ------------------
  10,304,683         19,759,139          7,629              98,248       6,533,638          8,016,867
   2,518,047          2,090,926        137,208            (636,990)       (164,142)        (2,081,044)
    (229,799)           (87,142)          (935)             (1,039)       (104,974)           (56,224)
  (1,200,177)          (528,892)       (95,008)           (234,158)     (3,204,977)        (3,221,805)
--------------- ------------------ -------------- ------------------- --------------- ------------------
  11,392,754         21,234,031         48,894            (773,939)      3,059,545          2,657,794
--------------- ------------------ -------------- ------------------- --------------- ------------------
  21,700,628          9,294,206        333,701          (1,390,661)     18,876,557        (11,365,461)
  25,875,933         16,581,727      1,788,239           3,178,900      29,373,023         40,738,484
--------------- ------------------ -------------- ------------------- --------------- ------------------
$ 47,576,561       $ 25,875,933    $ 2,121,940         $ 1,788,239    $ 48,249,580       $ 29,373,023
=============== ================== ============== =================== =============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                              LMPVIT WESTERN ASSET
                                                                                             VARIABLE MONEY MARKET
                                                                                                       SUB-ACCOUNT
                                                                                ----------------------------------
                                                                                        2009               2008
                                                                                --------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                                                  $ (1,388,654)         $ 629,570
  Net realized gains (losses)                                                             --                 --
  Change in unrealized appreciation (depreciation) on investments                         --                 --
                                                                                --------------- ------------------
     Net increase (decrease) in net assets resulting from operations              (1,388,654)           629,570
                                                                                --------------- ------------------
CONTRACT TRANSACTIONS:
  Payments received from contract owners                                          45,340,440         74,917,911
  Net transfers (including fixed account)                                        (48,491,477)        10,849,243
  Contract charges                                                                  (375,653)          (100,427)
  Transfers for contract benefits & terminations                                 (16,815,011)       (15,740,214)
                                                                                --------------- ------------------
     Net increase (decrease) in net assets resulting from contract transactions  (20,341,701)        69,926,513
                                                                                --------------- ------------------
     Net increase (decrease) in net assets                                       (21,730,355)        70,556,083
NET ASSETS:
  Beginning of year                                                              115,203,596         44,647,513
                                                                                --------------- ------------------
  End of year                                                                   $ 93,473,241      $ 115,203,596
                                                                                =============== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 15, 2009.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife Investors USA Separate Account A (the "Separate Account"), a separate account of MetLife Investors USA Insurance Company (the "Company"), was established by the Company's Board of Directors on May 29, 1980 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

Met Investors Series Trust ("MIST")*
AIM Variable Insurance Funds ("AIM V.I.")
MFS Variable Insurance Trust ("MFS VIT")
Oppenheimer Variable Account Funds
("Oppenheimer VA")
Fidelity Variable Insurance Products ("Fidelity VIP")
DWS Variable Series II ("DWS")
Metropolitan Series Fund, Inc. ("MSF")*
Van Kampen Life Investment Trust ("Van Kampen LIT")
Federated Insurance Series ("Federated")
Neuberger Berman Mutual Funds ("Neuberger")
The Alger Portfolios ("Alger")

T. Rowe Price Funds ("T. Rowe Price")
Janus Aspen Series ("Janus Aspen")
American Funds Insurance Series ("American Funds")
Franklin Templeton Variable Insurance Products Trust
("FTVIPT")
The Universal Institutional Funds, Inc. ("UIF")
Pioneer Variable Contracts Trust ("Pioneer VCT")
Legg Mason Partners Variable Equity Trust
("LMPVET")
Legg Mason Partners Variable Income Trust
("LMPVIT")

* See Note 5 for discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF SUBACCOUNTS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2009:

MIST Lord Abbett Growth and Income Sub-Account*
MIST Lord Abbett Bond Debenture Sub-Account*
MIST Van Kampen Mid Cap Growth Sub-Account
MIST Lord Abbett Mid Cap Value Sub-Account
MIST Lazard Mid Cap Sub-Account
MIST Met/AIM Small Cap Growth Sub-Account*
MIST Harris Oakmark International Sub-Account*
MIST Third Avenue Small Cap Value Sub-Account*
MIST Oppenheimer Capital Appreciation
Sub-Account*
MIST Legg Mason Partners Aggressive Growth
Sub-Account
MIST PIMCO Total Return Sub-Account*

MIST RCM Technology Sub-Account*
MIST PIMCO Inflation Protected Bond Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account
MIST MFS Research International Sub-Account*
MIST Clarion Global Real Estate Sub-Account
MIST Turner Mid Cap Growth Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST Van Kampen Comstock Sub-Account

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONTINUED)

MIST Legg Mason Value Equity Sub-Account
MIST MFS Emerging Markets Equity Sub-Account
MIST Loomis Sayles Global Markets Sub-Account
MIST Janus Forty Sub-Account
MIST Dreman Small Cap Value Sub-Account*
MIST Pioneer Fund Sub-Account*
MIST Pioneer Strategic Income Sub-Account*
MIST BlackRock Large Cap Core Sub-Account
MIST BlackRock High Yield Sub-Account*
MIST Rainier Large Cap Equity Sub-Account
MIST American Funds Balanced Allocation
Sub-Account
MIST American Funds Bond Sub-Account
MIST American Funds Growth Sub-Account
MIST American Funds Growth Allocation Sub-Account
MIST American Funds International Sub-Account
MIST American Funds Moderate Allocation
Sub-Account
MIST Met/Franklin Mutual Shares Sub-Account
MIST Met/Franklin Templeton Founding Strategy
Sub-Account
MIST SSgA Growth ETF Sub-Account
MIST SSgA Growth and Income ETF Sub-Account
MIST Met/Templeton International Bond Sub-Account**
AIM V.I. Core Equity Sub-Account
AIM V.I. Capital Appreciation Sub-Account
AIM V.I. International Growth Sub-Account*
AIM V.I. Basic Balanced Sub-Account
AIM V.I. Global Real Estate Sub-Account
MFS VIT Research Sub-Account
MFS VIT Investors Trust Sub-Account
MFS VIT New Discovery Sub-Account
Oppenheimer VA Main Street Sub-Account
Oppenheimer VA Bond Sub-Account
Oppenheimer VA Strategic Bond Sub-Account
Oppenheimer VA Main Street Small Cap Sub-Account*
Oppenheimer VA Money Sub-Account
Fidelity VIP Asset Manager Sub-Account
Fidelity VIP Growth Sub-Account
Fidelity VIP Contrafund Sub-Account*
Fidelity VIP Overseas Sub-Account
Fidelity VIP Equity-Income Sub-Account
Fidelity VIP Index 500 Sub-Account
Fidelity VIP Money Market Sub-Account*
Fidelity VIP Mid Cap Sub-Account
Fidelity VIP Funds Manager 60% Sub-Account**
DWS International Sub-Account
MSF FI Mid Cap Opportunities Sub-Account

MSF FI Value Leaders Sub-Account
MSF Russell 2000 Index Sub-Account*
MSF Artio International Stock Sub-Account*
MSF MetLife Stock Index Sub-Account*
MSF BlackRock Legacy Large Cap Growth
Sub-Account*
MSF BlackRock Strategic Value Sub-Account
MSF BlackRock Bond Income Sub-Account*
MSF BlackRock Large Cap Value Sub-Account
MSF Barclays Capital Aggregate Bond Index
Sub-Account*
MSF MFS Value Sub-Account*
MSF Morgan Stanley EAFE Index Sub-Account*
MSF MFS Total Return Sub-Account*
MSF MetLife Mid Cap Stock Index Sub-Account*
MSF Davis Venture Value Sub-Account*
MSF Met/Artisan Mid Cap Value Sub-Account*
MSF Jennison Growth Sub-Account*
MSF BlackRock Money Market Sub-Account*
MSF T. Rowe Price Small Cap Growth Sub-Account*
MSF Western Asset Management U.S. Government
Sub-Account*
MSF Oppenheimer Global Equity Sub-Account
MSF MetLife Aggressive Allocation Sub-Account
MSF MetLife Conservative Allocation Sub-Account
MSF MetLife Conservative to Moderate Allocation
Sub-Account
MSF MetLife Moderate Allocation Sub-Account
MSF MetLife Moderate to Aggressive Allocation
Sub-Account
MSF T. Rowe Price Large Cap Growth Sub-Account
MSF Loomis Sayles Small Cap Core Sub-Account
MSF Neuberger Berman Mid Cap Value Sub-Account
MSF Met/Dimensional International Small Company
Sub-Account
MSF Van Eck Global Natural Resources Sub-Account**
Van Kampen LIT Capital Growth Sub-Account
Van Kampen LIT Growth and Income Sub-Account*
Federated Equity Income Sub-Account
Federated High Income Bond Sub-Account
Federated Mid Cap Growth Strategies Sub-Account
Neuberger Genesis Sub-Account
Alger Small Cap Growth Sub-Account
T. Rowe Price Growth Stock Sub-Account
T. Rowe Price International Stock Sub-Account
T. Rowe Price Prime Reserve Sub-Account
Janus Aspen Worldwide Sub-Account

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONCLUDED)

American Funds Global Small Capitalization
Sub-Account
American Funds Growth Sub-Account
American Funds Growth-Income Sub-Account
American Funds Global Growth Sub-Account
American Funds Bond Sub-Account
FTVIPT Mutual Shares Securities Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account
FTVIPT Templeton Growth Securities Sub-Account
FTVIPT Franklin Income Securities Sub-Account
FTVIPT Templeton Global Bond Securities Sub-Account
FTVIPT Franklin Small Cap Value Securities
Sub-Account
UIF Equity and Income Sub-Account
UIF U.S. Real Estate Sub-Account
UIF U.S. Mid Cap Value Sub-Account
Pioneer VCT Bond Sub-Account
Pioneer VCT Cullen Value Sub-Account
Pioneer VCT Emerging Markets Sub-Account
Pioneer VCT Equity Income Sub-Account
Pioneer VCT Fund Sub-Account
Pioneer VCT High Yield Sub-Account
Pioneer VCT Ibbotson Growth Allocation Sub-Account
Pioneer VCT Ibbotson Moderate Allocation Sub-Account
Pioneer VCT Mid Cap Value Sub-Account
Pioneer VCT Real Estate Shares Sub-Account
LMPVET ClearBridge Variable Small Cap Growth
Sub-Account

LMPVET ClearBridge Variable Investors Sub-Account
LMPVET ClearBridge Variable Fundamental Value
Sub-Account
LMPVET ClearBridge Variable Appreciation
Sub-Account
LMPVET ClearBridge Variable Aggressive Growth
Sub-Account*
LMPVET ClearBridge Variable Large Cap Growth
Sub-Account
LMPVET Investment Counsel Variable Social
Awareness Sub-Account
LMPVET ClearBridge Variable Equity Income Builder
Sub-Account*
LMPVET ClearBridge Variable Capital Sub-Account
LMPVET Batterymarch Variable Global Equity
Sub-Account
LMPVET ClearBridge Variable Dividend Strategy
Sub-Account
LMPVET Lifestyle Allocation 50% Sub-Account
LMPVET Lifestyle Allocation 70% Sub-Account
LMPVET Lifestyle Allocation 85% Sub-Account
LMPVIT Western Asset Variable Adjustable Rate
Income Sub-Account
LMPVIT Western Asset Variable Global High Yield
Bond Sub-Account
LMPVIT Western Asset Variable Money Market
Sub-Account

* This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.
** This Sub-Account began operations during the year ended December 31, 2009.

3. PORTFOLIO CHANGES

The following Sub-Accounts ceased operations during the year ended December 31, 2009:

MSF FI Large Cap Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account
MIST LMPVET Equity Index Sub-Account
Van Kampen LIT Comstock Sub-Account
Van Kampen LIT Enterprise Sub-Account
Pioneer VCT Global High Yield Sub-Account
Pioneer VCT Ibbotson Aggressive Allocation Sub-Account
Pioneer VCT Independence Sub-Account
Pioneer VCT International Value Sub-Account
Pioneer VCT Oak Ridge Large Cap Growth Sub-Account
Pioneer VCT Strategic Income Sub-Account
Pioneer VCT Small Cap Value Sub-Account

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONTINUED)

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2009:

NAME CHANGES:

FORMER NAME                                                   NEW NAME
(MSF) Harris Oakmark Focused Value Portfolio                  (MSF) Met/Artisan Mid Cap Value Portfolio
(Alger) American SmallCap Growth Portfolio                    (Alger) Small Cap Growth Portfolio
(Janus Aspen) Worldwide Growth Portfolio                      (Janus Aspen) Worldwide Portfolio
(MSF) Julius Baer International Stock Portfolio               (MSF) Artio International Stock Portfolio
(MSF) Lehman Brothers Aggregate Bond Index Portfolio          (MSF) Barclays Capital Aggregate Bond Index Portfolio
(MSF) Loomis Sayles Small Cap Portfolio                       (MSF) Loomis Sayles Small Cap Core Portfolio
(FTVIPT) Templeton Global Income Securities Portfolio         (FTVIPT) Templeton Global Bond Securities Portfolio
(LMPVET) Small Cap Growth Portfolio                           (LMPVET) ClearBridge Variable Small Cap Growth
                                                              Portfolio
(LMPVET) Investors Portfolio                                  (LMPVET) ClearBridge Variable Investors Portfolio
(LMPVET) Fundamental Value Portfolio                          (LMPVET) ClearBridge Variable Fundamental Value
                                                              Portfolio
(LMPVET) Appreciation Portfolio                               (LMPVET) ClearBridge Variable Appreciation Portfolio
(LMPVET) Aggressive Growth Portfolio                          (LMPVET) ClearBridge Variable Aggressive Growth
                                                              Portfolio
(LMPVET) Large Cap Growth Portfolio                           (LMPVET) ClearBridge Variable Large Cap Growth
                                                              Portfolio
(LMPVET) Social Awareness Portfolio                           (LMPVET) Investment Counsel Variable Social
                                                              Awareness Portfolio
(LMPVET) Capital and Income Portfolio                         (LMPVET) ClearBridge Variable Equity Income
                                                              Builder Portfolio
(LMPVET) Capital Portfolio                                    (LMPVET) ClearBridge Variable Capital Portfolio
(LMPVET) Global Equity Portfolio                              (LMPVET) Batterymarch Variable Global Equity
                                                              Portfolio
(LMPVET) Dividend Strategy Portfolio                          (LMPVET) ClearBridge Variable Dividend Strategy
                                                              Portfolio
(LMPVIT) Adjustable Rate Income Portfolio                     (LMPVIT) Western Asset Variable Adjustable Rate
                                                              Income Portfolio
(LMPVIT) Global High Yield Bond Portfolio                     (LMPVIT) Western Asset Variable Global High Yield
                                                              Bond Portfolio
(LMPVIT) Money Market Portfolio                               (LMPVIT) Western Asset Variable Money Market
                                                              Portfolio

MERGERS:

FORMER PORTFOLIO                                              NEW PORTFOLIO
(MSF) FI Large Cap Portfolio                                  (MSF) BlackRock Legacy Large Cap Growth Portfolio
(MIST) Met/AIM Capital Appreciation Portfolio                 (MSF) BlackRock Legacy Large Cap Growth Portfolio

SUBSTITUTIONS:

FORMER PORTFOLIO                                              NEW PORTFOLIO
(LMPVET) Equity Index Portfolio                               (MSF) MetLife Stock Index Portfolio
(Pioneer VCT) Strategic Income Portfolio                      (MIST) Pioneer Strategic Income Portfolio
(Van Kampen LIT) Comstock Portfolio                           (MIST) Van Kampen Comstock Portfolio

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONCLUDED)

LIQUIDATIONS:

(Van Kampen LIT) Enterprise Portfolio
(Pioneer VCT) Global High Yield Portfolio
(Pioneer VCT) Ibbotson Aggressive Allocation Portfolio
(Pioneer VCT) Independence Portfolio
(Pioneer VCT) International Value Portfolio
(Pioneer VCT) Oak Ridge Large Cap Growth Portfolio
(Pioneer VCT) Small Cap Value Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB ACCOUNTING STANDARDS CODIFICATION ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification, which changed the referencing and organization of accounting guidance without modification of existing GAAP, is effective for interim and annual periods ending after September 15, 2009. Since it did not modify existing GAAP, Codification did not have any impact on the Separate Account's financial results. On the effective date of Codification, substantially all existing non-Securities and Exchange Commission accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying notes to the financial statements.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Sub-Accounts' investment in shares of the portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets.
Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.


METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of the Sub-Accounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective December 31, 2009, the Separate Account adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate a NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis. As a result, the Separate Account classified all of its investments, which utilize a NAV to measure fair value, as Level 2 in the fair value hierarchy.

Effective April 1, 2009, the Separate Account adopted prospectively new guidance, which establishes general standards for accounting and disclosures of events that occur subsequent to the statements of assets and liabilities date but before financial statements are issued, as revised in February 2010. The Separate Account has provided the required disclosures, if any, in its financial statements.

Effective January 1, 2008, the Separate Account adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets measured at fair value. The adoption of this guidance did not have an impact on the fair value of items measured at fair value for each of the Sub-Accounts.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction of unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

OPTIONAL DEATH BENEFIT RIDER -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

DISTRIBUTION EXPENSE -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE -- For a charge that includes the mortality and expense risk charge, the administrative charge and a guaranteed withdrawal benefit charge, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2009:

Mortality and Expense Risk              0.74% - 2.05%

Administrative                          0.15% - 0.25%

Optional Death Benefit Rider            0.10% - 0.35%

Distribution Expense                            0.10%

Guaranteed Minimum Accumulation Benefit         1.50%

Guaranteed Withdrawal Benefit for Life  0.90% - 1.05%


The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts, 2% of the amount transferred from the contract value, if less. For certain contracts, an administrative charge is also assessed of $21.50 plus $2.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from .25% to 1.50% of the benefit base and are charged at each contract anniversary date. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an indirect affiliate of the Company. On May 1, 2009, Met Investors Advisory, LLC, an indirect affiliate of the Company and previous manager of the MIST Trust, merged into MetLife Advisers, LLC.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                              FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                          ------------------------- ----------------------------
                                                                                          COST OF       PROCEEDS
                                                               SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                          ----------- ------------- ------------- --------------
MIST Lord Abbett Growth and Income Sub-Account             26,581,070   658,183,001    24,241,848     38,412,201
MIST Lord Abbett Bond Debenture Sub-Account                20,251,128   239,322,256    36,580,003     19,385,208
MIST Van Kampen Mid Cap Growth Sub-Account                  6,197,509    54,466,912    12,386,413      3,452,836
MIST Lord Abbett Mid Cap Value Sub-Account                  4,799,271    61,301,570    28,599,786      2,999,905
MIST Lazard Mid Cap Sub-Account                            10,850,218   132,375,603    10,278,942      5,499,453
MIST Met/AIM Small Cap Growth Sub-Account                  12,749,108   153,229,226    13,995,112      8,785,929
MIST Harris Oakmark International Sub-Account              25,980,089   353,126,551    50,731,765     17,345,351
MIST Third Avenue Small Cap Value Sub-Account              20,763,884   285,035,870    28,794,115     11,698,027
MIST Oppenheimer Capital Appreciation Sub-Account          36,020,962   282,006,999     1,047,852     23,287,015
MIST Legg Mason Partners Aggressive Growth Sub-Account     12,296,377    86,046,177     6,813,467      8,451,541
MIST PIMCO Total Return Sub-Account                        88,854,633 1,013,930,692   481,380,823     12,100,562
MIST RCM Technology Sub-Account                            20,041,624    79,668,450    21,932,886      9,322,258
MIST PIMCO Inflation Protected Bond Sub-Account            43,006,454   459,238,941   191,048,314     10,592,819
MIST T. Rowe Price Mid Cap Growth Sub-Account              34,195,366   243,670,367    52,748,136      6,155,954
MIST MFS Research International Sub-Account                30,191,419   338,126,458    31,695,004     16,062,309
MIST Clarion Global Real Estate Sub-Account                10,274,447   127,989,280    17,425,384      7,353,115
MIST Turner Mid Cap Growth Sub-Account                      5,228,447    59,127,177    11,234,047      8,012,693
MIST Goldman Sachs Mid Cap Value Sub-Account                7,464,272    96,226,684       951,740     11,328,327
MIST MetLife Defensive Strategy Sub-Account               145,330,706 1,451,277,435   448,502,928     71,690,300
MIST MetLife Moderate Strategy Sub-Account                224,915,523 2,259,132,853   543,255,985     40,797,043
MIST MetLife Balanced Strategy Sub-Account                517,913,786 5,398,268,204   507,903,015     59,756,257
MIST MetLife Growth Strategy Sub-Account                  543,358,201 6,109,930,942   162,588,546    281,397,825
MIST MetLife Aggressive Strategy Sub-Account               49,271,537   519,612,679    38,679,972     26,703,592
MIST Van Kampen Comstock Sub-Account                       19,148,943   149,415,587    91,786,993      4,760,059
MIST Legg Mason Value Equity Sub-Account                   12,484,316    96,689,359    18,114,476      4,875,424
MIST MFS Emerging Markets Equity Sub-Account               20,101,921   173,318,052    78,386,885      4,825,243
MIST Loomis Sayles Global Markets Sub-Account               7,777,242    83,212,165    20,953,393      7,003,927
MIST Janus Forty Sub-Account                                  337,642    21,835,960     8,827,350      4,383,239
MIST Dreman Small Cap Value Sub-Account                     1,563,617    19,140,192     4,882,966      1,959,115
MIST Pioneer Fund Sub-Account                               4,342,474    48,286,312    28,877,703        403,329
MIST Pioneer Strategic Income Sub-Account                  23,974,653   226,334,814    82,108,355      2,561,613
MIST BlackRock Large Cap Core Sub-Account                     653,644     5,944,472     1,583,747        877,672
MIST BlackRock High Yield Sub-Account                      12,556,175    85,273,384    78,363,471     11,150,168
MIST Rainier Large Cap Equity Sub-Account                   4,886,942    37,174,864    16,074,414     11,170,476
MIST American Funds Balanced Allocation Sub-Account       149,112,894 1,175,475,350   764,915,611      2,399,585
MIST American Funds Bond Sub-Account                       14,672,219   135,380,719   104,943,503        844,605
MIST American Funds Growth Sub-Account                     30,722,307   208,334,270   138,815,776      4,608,038
MIST American Funds Growth Allocation Sub-Account         141,536,918 1,052,813,932   448,001,155     41,659,242
MIST American Funds International Sub-Account              20,759,321   147,591,958    88,051,092      2,977,131
MIST American Funds Moderate Allocation Sub-Account        90,908,948   764,182,548   500,604,404         52,457
MIST Met/Franklin Mutual Shares Sub-Account                 7,729,247    55,722,929    40,983,409      1,440,646
MIST Met/Franklin Templeton Founding Strategy Sub-Account  48,960,653   391,488,725   171,863,256     19,123,823
MIST SSgA Growth ETF Sub-Account                           16,594,670   136,783,860   144,604,090     10,600,337
MIST SSgA Growth and Income ETF Sub-Account                30,438,475   279,670,222   279,122,734      2,223,838
MIST Met/Templeton International Bond Sub-Account (a)         767,144     8,201,011     8,282,650         84,049
AIM V.I. Core Equity Sub-Account                               16,366       411,827         6,644         78,348
AIM V.I. Capital Appreciation Sub-Account                       7,744       196,679           990         30,152
AIM V.I. International Growth Sub-Account                   2,548,254    62,504,113    23,952,699        180,121
AIM V.I. Basic Balanced Sub-Account                            30,186       327,536        11,976         92,649
AIM V.I. Global Real Estate Sub-Account                       401,203     5,596,405     1,740,054        375,689
MFS VIT Research Sub-Account                                    6,702       108,978         1,360          8,539
MFS VIT Investors Trust Sub-Account                             2,893        52,425           839          7,095
MFS VIT New Discovery Sub-Account                               3,388        51,003             6         20,351
Oppenheimer VA Main Street Sub-Account                          6,646       134,850         2,197         16,910
Oppenheimer VA Bond Sub-Account                                 8,170        88,753             2         38,750

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                          ----------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                              SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                          ---------- ------------ ------------- --------------
Oppenheimer VA Strategic Bond Sub-Account                      2,752       13,260            83          1,000
Oppenheimer VA Main Street Small Cap Sub-Account           3,072,907   40,786,614    14,158,449        297,349
Oppenheimer VA Money Sub-Account                             117,916      117,917           518         32,203
Fidelity VIP Asset Manager Sub-Account                     7,854,806  120,332,689     2,662,234     10,447,210
Fidelity VIP Growth Sub-Account                            4,348,933  163,076,876     1,542,128     10,932,174
Fidelity VIP Contrafund Sub-Account                       15,221,627  351,285,094    32,535,590     19,288,953
Fidelity VIP Overseas Sub-Account                            417,460    7,766,253       371,540        699,692
Fidelity VIP Equity-Income Sub-Account                       388,994    9,002,572       177,772      1,166,799
Fidelity VIP Index 500 Sub-Account                           585,847   74,298,954     3,010,811      9,087,272
Fidelity VIP Money Market Sub-Account                     50,572,999   50,573,010    27,444,357     18,573,246
Fidelity VIP Mid Cap Sub-Account                           4,134,838  104,678,670    33,677,803        301,006
Fidelity VIP Funds Manager 60% Sub-Account (b)             4,106,046   36,571,684    36,622,160         50,854
DWS International Sub-Account                              2,765,759   29,507,337     1,737,973      1,843,869
MSF FI Mid Cap Opportunities Sub-Account                     294,684    4,938,381       418,129        470,456
MSF FI Value Leaders Sub-Account                              32,487    5,481,154       642,534        447,449
MSF Russell 2000 Index Sub-Account                         1,460,318   15,406,091    10,958,216      2,888,778
MSF Artio International Stock Sub-Account                    423,602    5,737,663       398,424        700,236
MSF MetLife Stock Index Sub-Account                       10,884,653  284,703,549    96,439,177     30,234,662
MSF BlackRock Legacy Large Cap Growth Sub-Account            366,856    6,798,529     6,656,676      1,378,001
MSF BlackRock Strategic Value Sub-Account                    895,909   13,727,781       870,094        681,924
MSF BlackRock Bond Income Sub-Account                        411,943   43,190,328    16,342,640      7,290,628
MSF BlackRock Large Cap Value Sub-Account                    294,230    3,525,718       464,304        383,856
MSF Barclays Capital Aggregate Bond Index Sub-Account      2,766,897   29,578,528    22,975,089      1,061,634
MSF MFS Value Sub-Account                                  3,034,422   38,083,038     7,937,653      1,723,875
MSF Morgan Stanley EAFE Index Sub-Account                  2,409,590   29,118,673    13,731,514      1,264,090
MSF MFS Total Return Sub-Account                             336,841   46,993,479     7,937,717      6,075,322
MSF MetLife Mid Cap Stock Index Sub-Account                2,168,222   25,437,977    10,071,514      1,084,793
MSF Davis Venture Value Sub-Account                       17,394,335  452,317,297    52,577,301     18,084,251
MSF Met/Artisan Mid Cap Value Sub-Account                  1,353,022  292,126,194     6,957,063     15,172,488
MSF Jennison Growth Sub-Account                           17,603,887  181,319,892    35,483,136      7,185,830
MSF BlackRock Money Market Sub-Account                     5,765,332  576,533,179   256,657,274    275,428,918
MSF T. Rowe Price Small Cap Growth Sub-Account               538,829    5,768,772     2,619,486      1,230,085
MSF Western Asset Management U.S. Government
  Sub-Account                                             11,927,910  141,954,558    70,367,045     14,862,728
MSF Oppenheimer Global Equity Sub-Account                    812,499   12,161,676     1,178,077      1,218,719
MSF MetLife Aggressive Allocation Sub-Account                175,550    1,935,904       263,476        208,632
MSF MetLife Conservative Allocation Sub-Account              996,436   10,138,484     5,940,430      1,963,349
MSF MetLife Conservative to Moderate Allocation
  Sub-Account                                                861,148    8,688,946     2,804,249      1,015,227
MSF MetLife Moderate Allocation Sub-Account                4,458,928   48,976,420     4,109,343      2,682,402
MSF MetLife Moderate to Aggressive Allocation Sub-Account  5,413,264   61,229,942     4,771,135      7,505,634
MSF T. Rowe Price Large Cap Growth Sub-Account                90,486    1,143,434       431,941        154,165
MSF Loomis Sayles Small Cap Core Sub-Account                  11,606    1,724,561     1,781,649         84,512
MSF Neuberger Berman Mid Cap Value Sub-Account                14,252      175,453       194,297         42,684
MSF Met/Dimensional International Small Company
  Sub-Account                                              1,202,557   14,760,636    16,710,168      2,459,650
MSF Van Eck Global Natural Resources Sub-Account (a)       1,173,386   16,184,917    16,184,917             --
Van Kampen LIT Capital Growth Sub-Account                      4,126      128,581           112         22,236
Van Kampen LIT Growth and Income Sub-Account               6,565,281  112,091,551    32,744,252        254,100
Federated Equity Income Sub-Account                            1,788       22,882           846            263
Federated High Income Bond Sub-Account                         3,944       28,356         2,412         35,040
Federated Mid Cap Growth Strategies Sub-Account                4,728      122,654            --         14,702
Neuberger Genesis Sub-Account                                    224        7,589            --          1,465
Alger Small Cap Growth Sub-Account                         2,015,333   58,280,020       911,589      3,667,988
T. Rowe Price Growth Stock Sub-Account                       254,208    7,031,972       277,460        771,179

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2009            DECEMBER 31, 2009
                                                          ----------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                              SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                          ---------- ------------ ------------- --------------
T. Rowe Price International Stock Sub-Account                 69,680      963,267        52,001         75,800
T. Rowe Price Prime Reserve Sub-Account                    1,400,475    1,400,419       588,302      1,406,286
Janus Aspen Worldwide Sub-Account                                240        5,647            77            453
American Funds Global Small Capitalization Sub-Account     3,301,896   63,609,187    15,574,788      3,805,605
American Funds Growth Sub-Account                          9,105,204  470,727,296    86,571,363      5,383,599
American Funds Growth--Income Sub-Account                  7,045,863  253,174,671    39,647,865      3,677,083
American Funds Global Growth Sub-Account                   8,278,920  175,865,146    20,444,516      4,562,472
American Funds Bond Sub-Account                            5,592,635   57,544,161    27,376,899        534,355
FTVIPT Mutual Shares Securities Sub-Account                6,073,694  108,073,711    15,503,064      1,521,573
FTVIPT Templeton Foreign Securities Sub-Account            5,242,797   81,694,568    12,860,247      6,441,267
FTVIPT Templeton Growth Securities Sub-Account             4,105,245   54,109,690     7,512,519      1,508,125
FTVIPT Franklin Income Securities Sub-Account              9,496,571  147,027,798    30,026,124      2,559,483
FTVIPT Templeton Global Bond Securities Sub-Account        2,575,654   43,258,108    26,944,429      2,829,942
FTVIPT Franklin Small Cap Value Securities Sub-Account     1,034,089   12,889,191     7,132,989      1,137,842
UIF Equity and Income Sub-Account                         19,484,382  260,289,381    60,505,265      6,560,142
UIF U.S. Real Estate Sub-Account                           5,563,166   93,789,475     8,800,321      2,969,826
UIF U.S. Mid Cap Value Sub-Account                         1,466,828   16,759,479     5,138,622        708,394
Pioneer VCT Bond Sub-Account                                 194,377    2,103,963     2,118,473        100,533
Pioneer VCT Cullen Value Sub-Account                         180,133    1,599,522     1,664,773        237,506
Pioneer VCT Emerging Markets Sub-Account                      37,900      798,953       874,818        151,773
Pioneer VCT Equity Income Sub-Account                         21,040      306,353       314,866         40,519
Pioneer VCT Fund Sub-Account                                  11,681      218,387       162,966         21,820
Pioneer VCT High Yield Sub-Account                           123,325    1,008,089     1,143,179        164,488
Pioneer VCT Ibbotson Growth Allocation Sub-Account         1,776,954   12,590,078     9,968,650      1,117,493
Pioneer VCT Ibbotson Moderate Allocation Sub-Account       2,530,426   20,207,045    19,690,093        873,739
Pioneer VCT Mid Cap Value Sub-Account                      2,431,474   42,885,111     6,163,184      1,337,521
Pioneer VCT Real Estate Shares Sub-Account                    17,574      170,936       210,750         94,692
LMPVET ClearBridge Variable Small Cap Growth
  Sub-Account                                              1,778,702   21,996,014     7,288,667      1,760,395
LMPVET ClearBridge Variable Investors Sub-Account            206,082    3,186,548       324,415        245,291
LMPVET ClearBridge Variable Fundamental Value
  Sub-Account                                              4,854,722  101,612,325     8,831,309      2,496,908
LMPVET ClearBridge Variable Appreciation Sub-Account       5,523,555  130,617,094    31,723,057      2,361,683
LMPVET ClearBridge Variable Aggressive Growth
  Sub-Account                                              9,457,748  141,266,476    10,849,448      4,586,247
LMPVET ClearBridge Variable Large Cap Growth Sub-Account     462,916    7,049,195       325,822      1,101,041
LMPVET Investment Counsel Variable Social Awareness
  Sub-Account                                                 23,401      584,379        38,740        176,799
LMPVET ClearBridge Variable Equity Income Builder
  Sub-Account                                              6,997,656   82,785,781    16,968,924      4,598,672
LMPVET ClearBridge Variable Capital Sub-Account              539,981    8,164,965       290,230        719,673
LMPVET Batterymarch Variable Global Equity Sub-Account       333,716    5,405,720       326,157        478,360
LMPVET ClearBridge Variable Dividend Strategy Sub-Account    682,668    6,750,580       389,498        967,448
LMPVET Lifestyle Allocation 50% Sub-Account                  692,018    8,276,818       905,304      1,584,827
LMPVET Lifestyle Allocation 70% Sub-Account                  361,739    3,951,400       510,946        534,438
LMPVET Lifestyle Allocation 85% Sub-Account                4,475,691   50,284,829    12,768,983        923,531
LMPVIT Western Asset Variable Adjustable Rate Income
  Sub-Account                                                261,331    2,464,793       335,599        280,459
LMPVIT Western Asset Variable Global High Yield Bond
  Sub-Account                                              6,433,290   54,813,826    10,751,485      3,999,763
LMPVIT Western Asset Variable Money Market Sub-Account    93,473,307   93,473,315    36,558,667     58,289,350

(a) For the period May 4, 2009 to December 31, 2009.

(b) For the period October 15, 2009 to December 31, 2009.

This page is intentionally left blank.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                          MIST LORD ABBETT            MIST LORD ABBETT            MIST VAN KAMPEN
                                         GROWTH AND INCOME              BOND DEBENTURE             MID CAP GROWTH
                                               SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                  --------------------------- --------------------------- --------------------------
                                        2009          2008          2009          2008          2009         2008
                                  ------------- ------------- ------------- ------------- ------------- ------------
Units beginning of year           15,718,013    18,116,672    11,669,031    15,162,946     4,031,107    1,845,571
Units issued and transferred
  from other funding options       1,643,593     1,373,138     2,865,165     1,475,904     2,385,389    2,890,857
Units redeemed and transferred to
  other funding options           (2,419,105)   (3,771,797)   (2,580,205)   (4,969,819)   (1,249,562)    (705,321)
                                  ------------- ------------- ------------- ------------- ------------- ------------
Units end of year                 14,942,501    15,718,013    11,953,991    11,669,031     5,166,934    4,031,107
                                  ============= ============= ============= ============= ============= ============

                                       MIST HARRIS OAKMARK           MIST THIRD AVENUE            MIST OPPENHEIMER
                                             INTERNATIONAL             SMALL CAP VALUE        CAPITAL APPRECIATION
                                               SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                  --------------------------- --------------------------- ---------------------------
                                        2009          2008          2009          2008          2009          2008
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year           16,938,263    20,013,713    16,437,324    18,432,805    29,172,000    34,634,000
Units issued and transferred
  from other funding options       4,876,032     2,980,592     4,335,703     3,352,590     1,766,498     3,083,379
Units redeemed and transferred to
  other funding options           (3,637,528)   (6,056,042)   (2,995,261)   (5,348,071)   (4,844,547)   (8,545,379)
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units end of year                 18,176,767    16,938,263    17,777,766    16,437,324    26,093,951    29,172,000
                                  ============= ============= ============= ============= ============= =============

                                      MIST PIMCO INFLATION       MIST T. ROWE PRICE           MIST MFS RESEARCH
                                            PROTECTED BOND           MID CAP GROWTH               INTERNATIONAL
                                               SUB-ACCOUNT              SUB-ACCOUNT                 SUB-ACCOUNT
                                  ------------------------ --------------------------- ---------------------------
                                        2009          2008       2009          2008          2009          2008
                                  ---------- ------------- ------------- ------------- ------------- -------------
Units beginning of year           23,243,826    21,340,808 24,389,138    25,165,985    20,463,384    19,606,367
Units issued and transferred
  from other funding options      20,070,324    13,668,026 12,284,767     5,900,839     5,385,340     6,264,406
Units redeemed and transferred to
  other funding options           (5,807,285) (11,765,008) (5,076,704)   (6,677,686)   (4,153,945)   (5,407,389)
                                  ------------------------ ------------- ------------- ------------- -------------
Units end of year                 37,506,865    23,243,826 31,597,201    24,389,138    21,694,779    20,463,384
                                  ========== ============= ============= ============= ============= =============

                                               MIST METLIFE              MIST METLIFE              MIST METLIFE
                                         DEFENSIVE STRATEGY         MODERATE STRATEGY         BALANCED STRATEGY
                                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------- ------------------------- -------------------------
                                         2009          2008        2009          2008        2009          2008
                                  ----------- ------------- ----------- ------------- ----------- -------------
Units beginning of year            98,361,064    51,959,475 157,147,909   132,930,004 406,068,266   407,763,369
Units issued and transferred
  from other funding options       66,006,315    81,757,732  72,814,087    58,616,625 103,820,915    81,261,505
Units redeemed and transferred to
  other funding options           (30,127,061) (35,356,143) (27,986,974) (34,398,720) (50,956,383) (82,956,608)
                                  ------------------------- ------------------------- -------------------------
Units end of year                 134,240,318    98,361,064 201,975,022   157,147,909 458,932,798   406,068,266
                                  =========== ============= =========== ============= =========== =============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 31, 2009.

(e) For the period July 14, 2008 to December 31, 2008.

      MIST LORD ABBETT                                            MIST MET/AIM
         MID CAP VALUE         MIST LAZARD MID CAP            SMALL CAP GROWTH
           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
------------------------- --------------------------- ---------------------------
     2009         2008          2009          2008          2009          2008
------------ ------------ ------------- ------------- ------------- -------------
1,489,703      609,565     7,502,381     7,858,992    10,535,898    11,452,863
2,149,047    1,126,498     2,001,176     1,886,677     2,757,690     2,144,194
 (603,968)    (246,360)   (1,489,959)   (2,243,288)   (2,113,222)   (3,061,159)
------------ ------------ ------------- ------------- ------------- -------------
3,034,782    1,489,703     8,013,598     7,502,381    11,180,366    10,535,898
============ ============ ============= ============= ============= =============

MIST LEGG MASON PARTNERS
       AGGRESSIVE GROWTH      MIST PIMCO TOTAL RETURN      MIST RCM TECHNOLOGY
             SUB-ACCOUNT                  SUB-ACCOUNT              SUB-ACCOUNT
--------------------------- ------------------------- ---------------------------
      2009          2008          2009           2008       2009          2008
------------- ------------- ---------- -------------- ------------- -------------
12,239,079    13,488,538    43,564,435     37,539,072 10,849,282    12,386,524
 2,516,706     1,778,211    38,284,077     19,386,029  6,974,066     4,358,662
(2,645,317)   (3,027,670)   (10,194,109) (13,360,666) (3,990,522)   (5,895,904)
------------- ------------- ------------------------- ------------- -------------
12,110,468    12,239,079    71,654,403     43,564,435 13,832,826    10,849,282
============= ============= ========== ============== ============= =============

     MIST CLARION GLOBAL                 MIST TURNER          MIST GOLDMAN SACHS
             REAL ESTATE              MID CAP GROWTH               MID CAP VALUE
             SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- --------------------------- ---------------------------
      2009          2008          2009          2008          2009          2008
------------- ------------- ------------- ------------- ------------- -------------
 6,912,531     6,238,930     4,470,347     4,472,333     7,184,822     9,178,387
 3,040,495     3,075,098     2,079,154     1,983,867       165,468       658,140
(1,953,744)   (2,401,497)   (1,674,076)   (1,985,853)   (1,132,272)   (2,651,705)
------------- ------------- ------------- ------------- ------------- -------------
 7,999,282     6,912,531     4,875,425     4,470,347     6,218,018     7,184,822
============= ============= ============= ============= ============= =============

             MIST METLIFE             MIST METLIFE          MIST VAN KAMPEN
          GROWTH STRATEGY      AGGRESSIVE STRATEGY                 COMSTOCK
              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
------------------------- ------------------------ ---------------------------
       2009          2008       2009          2008       2009          2008
----------- ------------- ---------- ------------- ------------- -------------
494,438,103   481,475,567 39,565,727    46,258,233  5,638,201     5,330,717
 64,373,807   104,385,100  8,976,104     5,056,638 13,684,341     2,302,416
(68,509,878) (91,422,564) (7,198,258) (11,749,144) (2,530,782)   (1,994,932)
------------------------- ------------------------ ------------- -------------
490,302,032   494,438,103 41,343,573    39,565,727 16,791,760     5,638,201
=========== ============= ========== ============= ============= =============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                           MIST LEGG MASON           MIST MFS EMERGING          MIST LOOMIS SAYLES
                                              VALUE EQUITY              MARKETS EQUITY              GLOBAL MARKETS
                                               SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                  --------------------------- --------------------------- ---------------------------
                                        2009          2008          2009          2008          2009          2008
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year            9,617,947     5,608,172     9,820,617     4,415,597     5,848,580     4,274,323
Units issued and transferred
  from other funding options       5,890,764     6,690,080    12,353,343    10,368,484     3,056,769     4,337,047
Units redeemed and transferred to
  other funding options           (3,197,076)   (2,680,305)   (3,639,704)   (4,963,464)   (1,706,438)   (2,762,790)
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units end of year                 12,311,635     9,617,947    18,534,256     9,820,617     7,198,911     5,848,580
                                  ============= ============= ============= ============= ============= =============

                                              MIST PIONEER         MIST BLACKROCK             MIST BLACKROCK
                                          STRATEGIC INCOME         LARGE CAP CORE                 HIGH YIELD
                                               SUB-ACCOUNT            SUB-ACCOUNT                SUB-ACCOUNT
                                  --------------------------- ---------------------- --------------------------
                                        2009          2008        2009       2008          2009         2008
                                  ------------- ------------- ----------- ---------- ------------- ------------
Units beginning of year            7,373,489     4,979,963     508,491    390,444     1,114,960      450,432
Units issued and transferred
  from other funding options       5,077,225     5,003,499     239,528    201,086     6,142,738    1,633,985
Units redeemed and transferred to
  other funding options           (1,493,132)   (2,609,973)   (134,850)   (83,039)   (1,601,304)    (969,457)
                                  ------------- ------------- ----------- ---------- ------------- ------------
Units end of year                 10,957,582     7,373,489     613,169    508,491     5,656,394    1,114,960
                                  ============= ============= =========== ========== ============= ============

                                             MIST AMERICAN          MIST AMERICAN FUNDS              MIST AMERICAN
                                              FUNDS GROWTH            GROWTH ALLOCATION        FUNDS INTERNATIONAL
                                               SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT
                                  --------------------------- ---------------------------- --------------------------
                                        2009       2008 (a)          2009       2008 (a)         2009      2008 (a)
                                  ------------- ------------- -------------- ------------- ------------- ------------
Units beginning of year            9,556,758            --     74,827,606            --     7,576,246           --
Units issued and transferred
  from other funding options      25,878,772    10,103,447     84,328,111    79,248,191    15,340,459    8,298,666
Units redeemed and transferred to
  other funding options           (5,157,450)     (546,689)   (20,153,687)   (4,420,585)   (3,002,276)    (722,420)
                                  ------------- ------------- -------------- ------------- ------------- ------------
Units end of year                 30,278,080     9,556,758    139,002,030    74,827,606    19,914,429    7,576,246
                                  ============= ============= ============== ============= ============= ============

                                                                                        MIST MET/
                                                                                        TEMPLETON
                                                                       MIST SSGA    INTERNATIONAL
                                   MIST SSGA GROWTH ETF    GROWTH AND INCOME ETF             BOND
                                            SUB-ACCOUNT              SUB-ACCOUNT      SUB-ACCOUNT
                                  ------------------------ ------------------------ ----------------
                                        2009    2008 (b)         2009    2008 (b)         2009 (c)
                                  ------------- ---------- ------------- ---------- ----------------
Units beginning of year              190,893         --       312,145         --               --
Units issued and transferred
  from other funding options      19,507,804    190,922    32,168,027    318,847          844,394
Units redeemed and transferred to
  other funding options           (3,255,299)       (29)   (2,537,542)    (6,702)         (69,067)
                                  ------------- ---------- ------------- ---------- ----------------
Units end of year                 16,443,398    190,893    29,942,630    312,145          775,327
                                  ============= ========== ============= ========== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 31, 2009.

(e) For the period July 14, 2008 to December 31, 2008.

                                 MIST DREMAN
  MIST JANUS FORTY           SMALL CAP VALUE         MIST PIONEER FUND
       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
--------------------- ------------------------- -------------------------
   2009       2008         2009         2008         2009         2008
---------- ---------- ------------ ------------ ------------ ------------
143,074     62,044    1,254,915      865,483    1,227,336      441,310
116,640    116,263      662,099      640,073    2,278,606    1,281,451
(67,244)   (35,233)    (337,396)    (250,641)    (266,562)    (495,425)
---------- ---------- ------------ ------------ ------------ ------------
192,470    143,074    1,579,618    1,254,915    3,239,380    1,227,336
========== ========== ============ ============ ============ ============

            MIST RAINIER          MIST AMERICAN FUNDS              MIST AMERICAN
        LARGE CAP EQUITY          BALANCED ALLOCATION                 FUNDS BOND
             SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT
--------------------------- ---------------------------- --------------------------
      2009          2008           2009       2008 (a)         2009      2008 (a)
------------- ------------- -------------- ------------- ------------- ------------
 4,139,663       640,297     47,541,825            --     3,151,521           --
 3,515,585     4,895,834    109,740,383    52,186,330    12,969,406    3,840,133
(2,692,379)   (1,396,468)    (9,753,067)   (4,644,505)   (1,815,089)    (688,612)
------------- ------------- -------------- ------------- ------------- ------------
 4,962,869     4,139,663    147,529,141    47,541,825    14,305,838    3,151,521
============= ============= ============== ============= ============= ============

     MIST AMERICAN FUNDS          MIST MET/FRANKLIN              MIST MET/FRANKLIN
     MODERATE ALLOCATION              MUTUAL SHARES    TEMPLETON FOUNDING STRATEGY
             SUB-ACCOUNT                SUB-ACCOUNT                    SUB-ACCOUNT
--------------------------- -------------------------- ------------------------------
      2009       2008 (a)         2009      2008 (a)         2009          2008 (a)
------------- ------------- ------------- ------------ ------------- ----------------
29,162,701            --     1,978,335           --    27,525,771               --
66,983,370    32,435,807     6,931,863    2,247,261    30,026,563       29,284,754
(6,151,343)   (3,273,106)   (1,196,497)    (268,926)   (8,200,165)      (1,758,983)
------------- ------------- ------------- ------------ ------------- ----------------
89,994,728    29,162,701     7,713,701    1,978,335    49,352,169       27,525,771
============= ============= ============= ============ ============= ================

AIM V.I. CORE EQUITY    AIM V.I. CAPITAL APPRECIATION    AIM V.I. INTERNATIONAL GROWTH
         SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
----------------------- -------------------------------- --------------------------------
   2009         2008      2009                   2008         2009                2008
---------- ------------ --------- ---------------------- ------------ -------------------
120,534      181,999    50,723                 77,611    1,618,515             445,944
     26        8,408        50                  9,068    1,438,213           1,507,113
(21,417)     (69,873)   (9,142)               (35,956)    (237,803)           (334,542)
---------- ------------ --------- ---------------------- ------------ -------------------
 99,143      120,534    41,631                 50,723    2,818,925           1,618,515
========== ============ ========= ====================== ============ ===================

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                  AIM V.I. BASIC BALANCED    AIM V.I. GLOBAL REAL ESTATE    MFS VIT RESEARCH
                                              SUB-ACCOUNT                    SUB-ACCOUNT         SUB-ACCOUNT
                                  -------------------------- ------------------------------ -------------------
                                     2009            2008        2009               2008      2009      2008
                                  ---------- --------------- ----------- ------------------ --------- ---------
Units beginning of year            88,650         125,704     449,308            156,912    26,232    34,862
Units issued and transferred
  from other funding options           --           9,375     403,915            345,777        --        --
Units redeemed and transferred to
  other funding options           (27,683)        (46,429)   (148,838)           (53,381)   (2,288)   (8,630)
                                  ---------- --------------- ----------- ------------------ --------- ---------
Units end of year                  60,967          88,650     704,385            449,308    23,944    26,232
                                  ========== =============== =========== ================== ========= =========

                                                          OPPENHEIMER VA    OPPENHEIMER VA MAIN STREET
                                  OPPENHEIMER VA BOND     STRATEGIC BOND                     SMALL CAP
                                          SUB-ACCOUNT        SUB-ACCOUNT                   SUB-ACCOUNT
                                  ---------------------- ------------------ -----------------------------
                                    2009         2008     2009      2008         2009             2008
                                  --------- ------------ -------- --------- ------------ ----------------
Units beginning of year           22,518       37,290    1,903     5,661    1,863,546          492,857
Units issued and transferred
  from other funding options          --           --       --        --    1,625,772        1,731,240
Units redeemed and transferred to
  other funding options           (9,985)     (14,772)    (117)   (3,758)    (362,478)        (360,551)
                                  --------- ------------ -------- --------- ------------ ----------------
Units end of year                 12,533       22,518    1,786     1,903    3,126,840        1,863,546
                                  ========= ============ ======== ========= ============ ================

                                   FIDELITY VIP CONTRAFUND    FIDELITY VIP OVERSEAS    FIDELITY VIP EQUITY-INCOME
                                               SUB-ACCOUNT              SUB-ACCOUNT                   SUB-ACCOUNT
                                  --------------------------- ------------------------ -----------------------------
                                        2009          2008       2009          2008        2009              2008
                                  ------------- ------------- ---------- ------------- ----------- -----------------
Units beginning of year           16,114,037    16,613,759    713,199       826,076     744,861           942,455
Units issued and transferred
  from other funding options       2,189,237     2,372,910     50,415        33,271       9,192            26,214
Units redeemed and transferred to
  other funding options           (2,347,278)   (2,872,632)   (99,947)     (146,148)   (134,197)         (223,808)
                                  ------------- ------------- ---------- ------------- ----------- -----------------
Units end of year                 15,955,996    16,114,037    663,667       713,199     619,856           744,861
                                  ============= ============= ========== ============= =========== =================

                                  FIDELITY VIP
                                         FUNDS                                    MSF FI MID CAP
                                   MANAGER 60%         DWS INTERNATIONAL           OPPORTUNITIES
                                   SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                  --------------- ------------------------- -----------------------
                                       2009 (d)        2009         2008        2009        2008
                                  --------------- ------------ ------------ ----------- -----------
Units beginning of year                     --    2,819,612    3,119,351     526,883     574,272
Units issued and transferred
  from other funding options         4,203,193      318,119      333,852      75,013     107,160
Units redeemed and transferred to
  other funding options               (128,820)    (437,383)    (633,591)   (112,326)   (154,549)
                                  --------------- ------------ ------------ ----------- -----------
Units end of year                    4,074,373    2,700,348    2,819,612     489,570     526,883
                                  =============== ============ ============ =========== ===========

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 31, 2009.

(e) For the period July 14, 2008 to December 31, 2008.

MFS VIT INVESTORS TRUST    MFS VIT NEW DISCOVERY    OPPENHEIMER VA MAIN STREET
            SUB-ACCOUNT              SUB-ACCOUNT                   SUB-ACCOUNT
-------------------------- ------------------------ -----------------------------
  2009             2008      2009           2008      2009                2008
--------- ---------------- --------- -------------- --------- -------------------
13,271           23,909    10,205         13,583    31,897              45,428
    --               --        --            117        --                  --
(1,708)         (10,638)   (3,744)        (3,495)   (3,792)            (13,531)
--------- ---------------- --------- -------------- --------- -------------------
11,563           13,271     6,461         10,205    28,105              31,897
========= ================ ========= ============== ========= ===================

OPPENHEIMER VA MONEY    FIDELITY VIP ASSET MANAGER         FIDELITY VIP GROWTH
         SUB-ACCOUNT                   SUB-ACCOUNT                 SUB-ACCOUNT
----------------------- ----------------------------- ---------------------------
  2009          2008          2009            2008          2009          2008
--------- ------------- ------------- --------------- ------------- -------------
25,333        28,881    10,322,631      11,728,296    12,838,680    14,370,091
    --            --       452,720         748,588       850,650       877,342
(5,156)       (3,548)   (1,429,927)     (2,154,253)   (1,796,089)   (2,408,753)
--------- ------------- ------------- --------------- ------------- -------------
20,177        25,333     9,345,424      10,322,631    11,893,241    12,838,680
========= ============= ============= =============== ============= =============

 FIDELITY VIP INDEX 500    FIDELITY VIP MONEY MARKET      FIDELITY VIP MID CAP
            SUB-ACCOUNT                  SUB-ACCOUNT               SUB-ACCOUNT
-------------------------- ---------------------------- -------------------------
     2009          2008          2009           2008         2009         2008
------------ ------------- ------------- -------------- ------------ ------------
6,061,847     7,211,573     5,530,761      5,148,515    1,905,032      997,653
   26,253        43,419     5,540,548      2,094,500    1,472,702    1,295,565
 (787,787)   (1,193,145)   (4,944,766)    (1,712,254)    (302,456)    (388,186)
------------ ------------- ------------- -------------- ------------ ------------
5,300,313     6,061,847     6,126,543      5,530,761    3,075,278    1,905,032
============ ============= ============= ============== ============ ============

MSF FI VALUE LEADERS    MSF RUSSELL 2000 INDEX    MSF ARTIO INTERNATIONAL STOCK
         SUB-ACCOUNT               SUB-ACCOUNT                      SUB-ACCOUNT
----------------------- ------------------------- --------------------------------
   2009         2008         2009         2008       2009                  2008
---------- ------------ ------------ ------------ ---------- ---------------------
251,266      211,868      478,053      481,904    380,684               398,333
 58,351       87,388      942,236      309,512     50,582                88,792
(43,935)     (47,990)    (311,961)    (313,363)   (93,611)             (106,441)
---------- ------------ ------------ ------------ ---------- ---------------------
265,682      251,266    1,108,328      478,053    337,655               380,684
========== ============ ============ ============ ========== =====================

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                                              MSF BLACKROCK LEGACY          MSF BLACKROCK
                                   MSF METLIFE STOCK INDEX        LARGE CAP GROWTH        STRATEGIC VALUE
                                               SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
                                  --------------------------- ----------------------- ----------------------
                                        2009          2008        2009        2008       2009        2008
                                  ------------- ------------- ----------- ----------- ---------- -----------
Units beginning of year           15,678,062    17,885,006      49,555      31,453    587,465     625,394
Units issued and transferred
  from other funding options      10,399,383     3,172,101     697,214      29,132    117,875     134,687
Units redeemed and transferred to
  other funding options           (4,926,851)   (5,379,045)   (133,961)    (11,030)   (99,553)   (172,616)
                                  ------------- ------------- ----------- ----------- ---------- -----------
Units end of year                 21,150,594    15,678,062     612,808      49,555    605,787     587,465
                                  ============= ============= =========== =========== ========== ===========

                                                                MSF MORGAN STANLEY
                                           MSF MFS VALUE                EAFE INDEX      MSF MFS TOTAL RETURN
                                             SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------- ------------------------- -------------------------
                                       2009         2008         2009         2008         2009         2008
                                  ------------ ------------ ------------ ------------ ------------ ------------
Units beginning of year           2,080,451    1,601,257    1,129,559    1,079,041      977,440    1,100,140
Units issued and transferred
  from other funding options        941,946    1,297,898    1,389,614      333,667      268,850      196,686
Units redeemed and transferred to
  other funding options            (358,036)    (818,704)    (289,066)    (283,149)    (240,152)    (319,386)
                                  ------------ ------------ ------------ ------------ ------------ ------------
Units end of year                 2,664,361    2,080,451    2,230,107    1,129,559    1,006,138      977,440
                                  ============ ============ ============ ============ ============ ============

                                                                          MSF BLACKROCK   MSF T. ROWE PRICE
                                       MSF JENNISON GROWTH                 MONEY MARKET    SMALL CAP GROWTH
                                               SUB-ACCOUNT                  SUB-ACCOUNT         SUB-ACCOUNT
                                  --------------------------- ------------------------- ----------------------
                                        2009          2008          2009           2008     2009       2008
                                  ------------- ------------- ---------- -------------- ----------- ----------
Units beginning of year           14,090,231    14,275,390    55,686,362     22,951,175  332,266     77,656
Units issued and transferred
  from other funding options       6,315,272     3,792,431    54,275,644     69,343,245  279,905    311,868
Units redeemed and transferred to
  other funding options           (3,030,057)   (3,977,590)   (55,750,997) (36,608,058) (131,149)   (57,258)
                                  ------------- ------------- ------------------------- ----------- ----------
Units end of year                 17,375,446    14,090,231    54,211,009     55,686,362  481,022    332,266
                                  ============= ============= ========== ============== =========== ==========

                                  MSF METLIFE CONSERVATIVE    MSF METLIFE CONSERVATIVE TO      MSF METLIFE MODERATE
                                                ALLOCATION            MODERATE ALLOCATION                ALLOCATION
                                               SUB-ACCOUNT                    SUB-ACCOUNT               SUB-ACCOUNT
                                  --------------------------- ------------------------------ -------------------------
                                      2009            2008        2009               2008         2009         2008
                                  ----------- --------------- ----------- ------------------ ------------ ------------
Units beginning of year            602,771         242,633     664,967            392,909    4,259,716    3,351,654
Units issued and transferred
  from other funding options       562,989         529,339     287,835            394,182      358,294    1,411,802
Units redeemed and transferred to
  other funding options           (198,016)       (169,201)   (116,731)          (122,124)    (324,997)    (503,740)
                                  ----------- --------------- ----------- ------------------ ------------ ------------
Units end of year                  967,744         602,771     836,071            664,967    4,293,013    4,259,716
                                  =========== =============== =========== ================== ============ ============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 31, 2009.

(e) For the period July 14, 2008 to December 31, 2008.

       MSF BLACKROCK         MSF BLACKROCK     MSF BARCLAYS CAPITAL
         BOND INCOME       LARGE CAP VALUE     AGGREGATE BOND INDEX
         SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
----------------------- --------------------- ------------------------
    2009        2008       2009       2008         2009        2008
----------- ----------- ---------- ---------- ------------ -----------
 748,389     654,278    257,240    251,656      527,803     436,992
 405,171     397,850     66,523     94,130    1,661,447     318,058
(242,534)   (303,739)   (59,060)   (88,546)    (178,886)   (227,247)
----------- ----------- ---------- ---------- ------------ -----------
 911,026     748,389    264,703    257,240    2,010,364     527,803
=========== =========== ========== ========== ============ ===========

          MSF METLIFE                                         MSF MET/ARTISAN
  MID CAP STOCK INDEX     MSF DAVIS VENTURE VALUE               MID CAP VALUE
          SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
------------------------ --------------------------- ---------------------------
     2009        2008          2009          2008          2009          2008
------------ ----------- ------------- ------------- ------------- -------------
  999,722     886,564    37,459,395    39,936,774    16,302,851    18,551,932
  929,016     396,544     9,976,448     6,415,520     2,167,855     2,119,903
 (236,045)   (283,386)   (6,312,332)   (8,892,899)   (2,810,771)   (4,368,984)
------------ ----------- ------------- ------------- ------------- -------------
1,692,693     999,722    41,123,511    37,459,395    15,659,935    16,302,851
============ =========== ============= ============= ============= =============

         MSF WESTERN ASSET         MSF OPPENHEIMER    MSF METLIFE AGGRESSIVE
MANAGEMENT U.S. GOVERNMENT           GLOBAL EQUITY                ALLOCATION
               SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
----------------------------- ----------------------- -------------------------
      2009            2008        2009        2008          2009        2008
------------- --------------- ----------- ----------- ------------- -----------
 5,356,593       2,760,203     671,786     501,067       159,053     189,794
 6,094,104       5,450,468     135,384     323,769        36,343      16,800
(2,877,326)     (2,854,078)   (134,957)   (153,050)      (25,416)    (47,541)
------------- --------------- ----------- ----------- ------------- -----------
 8,573,371       5,356,593     672,213     671,786       169,980     159,053
============= =============== =========== =========== ============= ===========

MSF METLIFE MODERATE TO    MSF T. ROWE PRICE    MSF LOOMIS SAYLES
  AGGRESSIVE ALLOCATION     LARGE CAP GROWTH       SMALL CAP CORE
            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------- -------------------- --------------------
     2009          2008      2009    2008 (a)     2009    2008 (e)
------------ ------------- --------- ---------- --------- ----------
5,745,796     5,047,763    27,135         --       926         --
  505,834     1,499,244    20,301     34,583    81,411        926
 (923,510)     (801,211)   (7,822)    (7,448)   (8,893)        --
------------ ------------- --------- ---------- --------- ----------
5,328,120     5,745,796    39,614     27,135    73,444        926
============ ============= ========= ========== ========= ==========

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                                                                            MSF VAN ECK
                                  MSF NEUBERGER BERMAN            MSF MET/DIMENSIONAL    GLOBAL NATURAL
                                         MID CAP VALUE    INTERNATIONAL SMALL COMPANY         RESOURCES
                                           SUB-ACCOUNT                    SUB-ACCOUNT       SUB-ACCOUNT
                                  ----------------------- ------------------------------ -----------------
                                    2009       2008 (e)        2009           2008 (b)          2009 (c)
                                  --------- ------------- ------------ ----------------- -----------------
Units beginning of year            1,374            --       12,651                --                --
Units issued and transferred
  from other funding options      12,821          1374    1,597,291            13,617         1,252,359
Units redeemed and transferred to
  other funding options           (2,860)           --     (384,277)             (966)          (57,264)
                                  --------- ------------- ------------ ----------------- -----------------
Units end of year                 11,335         1,374    1,225,665            12,651         1,195,095
                                  ========= ============= ============ ================= =================

                                    FEDERATED HIGH    FEDERATED MID CAP
                                       INCOME BOND    GROWTH STRATEGIES    NEUBERGER GENESIS
                                       SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                  ------------------- -------------------- --------------------
                                    2009      2008      2009       2008    2009         2008
                                  --------- --------- --------- ---------- ------- ------------
Units beginning of year           10,612    18,999    19,463     20,874     809          927
Units issued and transferred
  from other funding options          --        --        --         --      --           --
Units redeemed and transferred to
  other funding options           (7,030)   (8,387)   (3,100)    (1,411)   (112)        (118)
                                  --------- --------- --------- ---------- ------- ------------
Units end of year                  3,582    10,612    16,363     19,463     697          809
                                  ========= ========= ========= ========== ======= ============

                                                                                           AMERICAN FUNDS GLOBAL
                                  T. ROWE PRICE PRIME RESERVE    JANUS ASPEN WORLDWIDE      SMALL CAPITALIZATION
                                                  SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------------ ------------------------ -------------------------
                                     2009                2008     2009            2008         2009         2008
                                  ---------- ------------------- -------- --------------- ------------ ------------
Units beginning of year           120,897              96,955    1,089           1,182    1,683,911      985,561
Units issued and transferred
  from other funding options       43,074              91,506       --              --      990,083    1,028,144
Units redeemed and transferred to
  other funding options           (87,115)            (67,564)     (90)            (93)    (411,934)    (329,794)
                                  ---------- ------------------- -------- --------------- ------------ ------------
Units end of year                  76,856             120,897      999           1,089    2,262,060    1,683,911
                                  ========== =================== ======== =============== ============ ============

                                                                     FTVIPT MUTUAL          FTVIPT TEMPLETON
                                     AMERICAN FUNDS BOND         SHARES SECURITIES        FOREIGN SECURITIES
                                             SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------- ------------------------- -------------------------
                                       2009         2008         2009         2008         2009         2008
                                  ------------ ------------ ------------ ------------ ------------ ------------
Units beginning of year           1,887,421      413,860    3,944,854    3,006,411    2,485,260    1,778,828
Units issued and transferred
  from other funding options      2,179,228    1,810,476    1,429,387    1,713,297      659,869    1,067,946
Units redeemed and transferred to
  other funding options            (458,404)    (336,915)    (589,584)    (774,854)    (489,688)    (361,514)
                                  ------------ ------------ ------------ ------------ ------------ ------------
Units end of year                 3,608,245    1,887,421    4,784,657    3,944,854    2,655,441    2,485,260
                                  ============ ============ ============ ============ ============ ============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 31, 2009.

(e) For the period July 14, 2008 to December 31, 2008.

      VAN KAMPEN LIT             VAN KAMPEN LIT
      CAPITAL GROWTH          GROWTH AND INCOME    FEDERATED EQUITY INCOME
         SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
----------------------- -------------------------- --------------------------
  2009          2008         2009          2008     2009              2008
--------- ------------- ------------ ------------- ----- --------------------
33,379     1,659,770    4,699,178     3,069,791    4,805             5,473
 3,258       259,232    2,920,745     2,867,651       --                --
(9,808)   (1,885,623)    (723,884)   (1,238,264)      --              (668)
--------- ------------- ------------ ------------- ----- --------------------
26,829        33,379    6,896,039     4,699,178    4,805             4,805
========= ============= ============ ============= ===== ====================

                                                               T. ROWE PRICE
 ALGER SMALL CAP GROWTH    T. ROWE PRICE GROWTH STOCK    INTERNATIONAL STOCK
            SUB-ACCOUNT                   SUB-ACCOUNT            SUB-ACCOUNT
-------------------------- ----------------------------- ----------------------
     2009          2008       2009               2008      2009         2008
------------ ------------- ---------- ------------------ --------- ------------
6,485,576     7,147,895    104,973            118,255    76,425       87,971
  526,993       546,355      6,341              6,545     5,193        3,988
 (855,686)   (1,208,674)   (14,255)           (19,827)   (8,821)     (15,534)
------------ ------------- ---------- ------------------ --------- ------------
6,156,883     6,485,576     97,059            104,973    72,797       76,425
============ ============= ========== ================== ========= ============

                                  AMERICAN FUNDS             AMERICAN FUNDS
 AMERICAN FUNDS GROWTH             GROWTH-INCOME              GLOBAL GROWTH
           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
------------------------- ------------------------- --------------------------
     2009         2008         2009         2008          2009         2008
------------ ------------ ------------ ------------ ------------- ------------
2,453,157    1,458,315    1,942,091    1,369,874     5,818,048    3,676,314
1,150,525    1,337,483      748,276      878,730     1,803,874    3,109,432
 (377,802)    (342,641)    (292,221)    (306,513)   (1,042,659)    (967,698)
------------ ------------ ------------ ------------ ------------- ------------
3,225,880    2,453,157    2,398,146    1,942,091     6,579,263    5,818,048
============ ============ ============ ============ ============= ============

      FTVIPT TEMPLETON           FTVIPT FRANKLIN    FTVIPT TEMPLETON GLOBAL
     GROWTH SECURITIES         INCOME SECURITIES            BOND SECURITIES
           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
------------------------- ------------------------- --------------------------
     2009         2008         2009         2008         2009          2008
------------ ------------ ------------ ------------ ------------ -------------
2,828,128    2,063,301    2,613,572    1,974,360    1,462,599       318,925
1,150,853    1,319,654      995,159    1,230,630    1,894,407     1,517,248
 (562,581)    (554,827)    (450,735)    (591,418)    (503,925)     (373,574)
------------ ------------ ------------ ------------ ------------ -------------
3,416,400    2,828,128    3,157,996    2,613,572    2,853,081     1,462,599
============ ============ ============ ============ ============ =============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                  FTVIPT FRANKLIN SMALL CAP
                                           VALUE SECURITIES       UIF EQUITY AND INCOME      UIF U.S. REAL ESTATE
                                                SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                  ---------------------------- --------------------------- -------------------------
                                       2009            2008          2009          2008         2009         2008
                                  ------------ --------------- ------------- ------------- ------------ ------------
Units beginning of year             856,253         251,664    13,625,412    10,934,412    2,248,952    2,043,530
Units issued and transferred
  from other funding options      1,334,846         763,928     6,649,121     6,407,051      734,874      685,573
Units redeemed and transferred to
  other funding options            (403,985)       (159,339)   (2,527,152)   (3,716,051)    (441,732)    (480,151)
                                  ------------ --------------- ------------- ------------- ------------ ------------
Units end of year                 1,787,114         856,253    17,747,381    13,625,412    2,542,094    2,248,952
                                  ============ =============== ============= ============= ============ ============

                                         PIONEER VCT
                                    EMERGING MARKETS    PIONEER VCT EQUITY INCOME     PIONEER VCT FUND
                                         SUB-ACCOUNT                  SUB-ACCOUNT          SUB-ACCOUNT
                                  --------------------- ---------------------------- --------------------
                                     2009    2008 (e)     2009            2008 (e)     2009    2008 (e)
                                  ---------- ---------- --------- ------------------ --------- ----------
Units beginning of year             4,387         --     2,134                 --     5,631         --
Units issued and transferred
  from other funding options       69,030      4,387    23,500              2,134    23,854      9,698
Units redeemed and transferred to
  other funding options           (13,382)        --    (4,801)                --    (2,771)    (4,067)
                                  ---------- ---------- --------- ------------------ --------- ----------
Units end of year                  60,035      4,387    20,833              2,134    26,714      5,631
                                  ========== ========== ========= ================== ========= ==========

                                                                      PIONEER VCT           LMPVET CLEARBRIDGE
                                  PIONEER VCT MID CAP VALUE    REAL ESTATE SHARES    VARIABLE SMALL CAP GROWTH
                                                SUB-ACCOUNT           SUB-ACCOUNT                  SUB-ACCOUNT
                                  ---------------------------- --------------------- ----------------------------
                                       2009            2008      2009     2008 (e)        2009            2008
                                  ------------ --------------- --------- ----------- ------------ ---------------
Units beginning of year           1,105,223         813,072     3,001          --    1,214,861         754,675
Units issued and transferred
  from other funding options        385,549         500,729    21,091       3,001      952,710         675,667
Units redeemed and transferred to
  other funding options            (181,243)       (208,578)   (8,058)         --     (409,857)       (215,481)
                                  ------------ --------------- --------- ----------- ------------ ---------------
Units end of year                 1,309,529       1,105,223    16,034       3,001    1,757,714       1,214,861
                                  ============ =============== ========= =========== ============ ===============

                                          LMPVET CLEARBRIDGE           LMPVET CLEARBRIDGE    LMPVET INVESTMENT COUNSEL
                                  VARIABLE AGGRESSIVE GROWTH    VARIABLE LARGE CAP GROWTH    VARIABLE SOCIAL AWARENESS
                                                 SUB-ACCOUNT                  SUB-ACCOUNT                  SUB-ACCOUNT
                                  ----------------------------- ---------------------------- ----------------------------
                                        2009            2008        2009             2008      2009               2008
                                  ------------- --------------- ----------- ---------------- --------- ------------------
Units beginning of year           10,751,677       9,406,900     629,993          699,543    25,775             19,022
Units issued and transferred
  from other funding options       2,542,293       3,226,439      48,243           75,158     1,814             13,327
Units redeemed and transferred to
  other funding options           (1,790,143)     (1,881,662)   (120,819)        (144,708)   (8,177)            (6,574)
                                  ------------- --------------- ----------- ---------------- --------- ------------------
Units end of year                 11,503,827      10,751,677     557,417          629,993    19,412             25,775
                                  ============= =============== =========== ================ ========= ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 31, 2009.

(e) For the period July 14, 2008 to December 31, 2008.

UIF U.S. MID CAP VALUE      PIONEER VCT BOND    PIONEER VCT CULLEN VALUE
           SUB-ACCOUNT           SUB-ACCOUNT                 SUB-ACCOUNT
------------------------- --------------------- ---------------------------
     2009         2008       2009    2008 (e)      2009          2008 (e)
------------ ------------ ---------- ---------- ---------- ----------------
1,130,852      257,428      8,267         --     21,316               --
  948,950    1,012,160    197,855     10,661    244,085           44,554
 (316,283)    (138,736)   (12,651)    (2,394)   (41,989)         (23,238)
------------ ------------ ---------- ---------- ---------- ----------------
1,763,519    1,130,852    193,471      8,267    223,412           21,316
============ ============ ========== ========== ========== ================

                          PIONEER VCT IBBOTSON    PIONEER VCT IBBOTSON
PIONEER VCT HIGH YIELD       GROWTH ALLOCATION     MODERATE ALLOCATION
           SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------- ----------------------- -----------------------
   2009        2008 (e)        2009    2008 (e)        2009    2008 (e)
---------- -------------- ------------ ---------- ------------ ----------
  1,528             --      346,884         --      109,195         --
129,757          1,528    1,021,218    348,488    1,811,953    112,637
(19,012)            --     (110,828)    (1,604)    (103,117)    (3,442)
---------- -------------- ------------ ---------- ------------ ----------
112,273          1,528    1,257,274    346,884    1,818,031    109,195
========== ============== ============ ========== ============ ==========

 LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE        LMPVET CLEARBRIDGE
 VARIABLE INVESTORS    VARIABLE FUNDAMENTAL VALUE     VARIABLE APPRECIATION
        SUB-ACCOUNT                   SUB-ACCOUNT               SUB-ACCOUNT
---------------------- ----------------------------- -------------------------
   2009        2008         2009             2008         2009         2008
---------- ----------- ------------ ---------------- ------------ ------------
188,889     279,645    2,724,852        2,440,021    3,070,482    2,591,844
 34,053      39,636      679,485          824,597    1,673,500    1,087,082
(26,250)   (130,392)    (415,258)        (539,766)    (609,144)    (608,444)
---------- ----------- ------------ ---------------- ------------ ------------
196,692     188,889    2,989,079        2,724,852    4,134,838    3,070,482
========== =========== ============ ================ ============ ============

            LMPVET CLEARBRIDGE     LMPVET CLEARBRIDGE       LMPVET BATTERYMARCH
VARIABLE EQUITY INCOME BUILDER       VARIABLE CAPITAL    VARIABLE GLOBAL EQUITY
                   SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------- ---------------------- -------------------------
     2009                 2008       2009        2008       2009           2008
------------ -------------------- ---------- ----------- ---------- --------------
5,136,303            4,737,273    459,735     542,230    305,136        417,802
1,895,270            1,517,173     31,219      36,559     29,449         24,538
 (886,615)          (1,118,143)   (68,478)   (119,054)   (50,850)      (137,204)
------------ -------------------- ---------- ----------- ---------- --------------
6,144,958            5,136,303    422,476     459,735    283,735        305,136
============ ==================== ========== =========== ========== ==============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008:

                                          LMPVET CLEARBRIDGE        LMPVET LIFESTYLE      LMPVET LIFESTYLE
                                  VARIABLE DIVIDEND STRATEGY          ALLOCATION 50%        ALLOCATION 70%
                                                 SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                                  ----------------------------- ----------------------- ---------------------
                                      2009              2008        2009        2008       2009       2008
                                  ----------- ----------------- ----------- ----------- ---------- ----------
Units beginning of year            798,585           834,706     567,873     590,437    280,357    250,067
Units issued and transferred
  from other funding options        75,267           213,173      59,617     143,953     41,714     75,459
Units redeemed and transferred to
  other funding options           (164,275)         (249,294)   (140,039)   (166,517)   (50,523)   (45,169)
                                  ----------- ----------------- ----------- ----------- ---------- ----------
Units end of year                  709,577           798,585     487,451     567,873    271,548    280,357
                                  =========== ================= =========== =========== ========== ==========

                                      LMPVIT WESTERN ASSET
                                     VARIABLE MONEY MARKET
                                               SUB-ACCOUNT
                                  ---------------------------
                                        2009          2008
                                  ------------- -------------
Units beginning of year            8,430,488     3,326,218
Units issued and transferred
  from other funding options       7,096,465    12,920,053
Units redeemed and transferred to
  other funding options           (8,621,130)   (7,815,783)
                                  ------------- -------------
Units end of year                  6,905,823     8,430,488
                                  ============= =============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period May 4, 2009 to December 31, 2009.

(d) For the period October 15, 2009 to December 31, 2009.

(e) For the period July 14, 2008 to December 31, 2008.

                                          LMPVIT                    LMPVIT
      LMPVET LIFESTYLE    WESTERN ASSET VARIABLE    WESTERN ASSET VARIABLE
        ALLOCATION 85%    ADJUSTABLE RATE INCOME    GLOBAL HIGH YIELD BOND
           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------- ------------------------- -------------------------
     2009         2008       2009           2008         2009         2008
------------ ------------ ---------- -------------- ------------ ------------
2,668,230    1,057,927    225,349        310,564    2,664,258    2,527,054
1,411,759    1,873,046     43,862         39,305      848,751      866,029
 (323,503)    (262,743)   (37,773)      (124,520)    (667,159)    (728,825)
------------ ------------ ---------- -------------- ------------ ------------
3,756,486    2,668,230    231,438        225,349    2,845,850    2,664,258
============ ============ ========== ============== ============ ============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund, for each of the periods presented in the five years ended December 31, 2009:

                                                        AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                 ---------------------------------------- --------------------------------------------------
                                                UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                    LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                      UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                 ---------- ----------------- ----------- ------------- ---------------- -------------------
MIST Lord Abbett Growth and 2009 14,942,501     22.55 - 74.47 502,483,411          2.30      0.89 - 2.35    15.64 - 17.62
  Income Sub-Account        2008 15,718,013     19.27 - 63.32 447,266,597          1.65      0.89 - 2.35 (37.82) - (36.76)
                            2007 18,116,672    30.63 - 100.12 822,332,309          0.94      0.89 - 2.35      1.30 - 7.97
                            2006 20,191,907     29.87 - 97.12 898,436,542          1.63      0.89 - 2.35    15.06 - 16.98
                            2005 21,638,608     47.57 - 83.02 824,030,188          0.89      0.89 - 2.35      1.00 - 2.76
MIST Lord Abbett Bond       2009 11,953,991      7.27 - 23.06 245,913,998          7.17      0.89 - 2.35    33.60 - 35.91
  Debenture Sub-Account     2008 11,669,031      5.38 - 16.97 178,177,257          4.35      0.89 - 2.35 (20.50) - (19.12)
                            2007 15,162,946      6.68 - 20.98 288,948,614          5.32      0.89 - 2.35      4.06 - 5.90
                            2006 16,856,041      6.34 - 19.81 306,513,652          6.67      0.89 - 2.35      6.62 - 8.39
                            2005 17,901,873     16.76 - 18.28 303,014,566          3.81      0.89 - 2.35    (0.86) - 0.91
MIST Van Kampen Mid Cap     2009  5,166,934      9.84 - 11.09  54,290,087            --      0.95 - 2.30    53.69 - 55.79
  Growth Sub-Account        2008  4,031,107       6.40 - 7.12  27,227,267          1.21      0.95 - 2.30 (47.97) - (47.26)
  (Commenced 11/7/2005)     2007  1,845,571     12.30 - 13.50  23,676,085            --      0.95 - 2.30    20.66 - 22.31
                            2006    612,842     10.20 - 10.75   6,430,532            --      1.40 - 2.30      5.91 - 6.87
                            2005     30,352      9.63 - 10.06     299,552            --      1.40 - 2.30      4.40 - 4.55
MIST Lord Abbett Mid Cap    2009  3,034,782     18.41 - 20.96  60,902,685          1.74      1.30 - 2.35    23.59 - 24.90
  Value Sub-Account         2008  1,489,703     14.89 - 16.78  23,899,560          0.41      1.30 - 2.35 (40.20) - (39.57)
  (Commenced 11/7/2005)     2007    609,565     25.04 - 27.45  16,075,069          0.60      1.55 - 2.30   (1.70) - (0.96)
                            2006    363,014     25.47 - 27.96   9,728,623          0.36      1.40 - 2.30     9.63 - 10.62
                            2005     14,110     23.23 - 25.27     343,901          0.35      1.40 - 2.30      4.15 - 4.31
MIST Lazard Mid Cap         2009  8,013,598     11.95 - 13.08 100,906,992          1.16      1.20 - 2.35    33.58 - 35.13
  Sub-Account               2008  7,502,381       8.94 - 9.61  70,201,744          0.96      1.30 - 2.35 (39.74) - (39.10)
                            2007  7,858,992     14.83 - 15.78 121,255,292          0.34      1.30 - 2.35   (4.98) - (3.97)
                            2006  7,830,725     15.64 - 16.43 126,365,450          0.31      1.30 - 2.35    12.02 - 13.20
                            2005  8,655,654     14.10 - 14.52 123,820,991          0.06      1.30 - 2.35      5.56 - 6.67
MIST Met/AIM Small Cap      2009 11,180,366     11.92 - 13.55 140,473,926            --      0.89 - 2.35    30.70 - 33.03
  Growth Sub-Account        2008 10,535,898      9.11 - 10.19 100,447,225            --      0.89 - 2.35 (40.16) - (39.15)
                            2007 11,452,863     15.20 - 16.74 181,044,517            --      0.89 - 2.35     8.48 - 10.41
                            2006 12,354,489     14.00 - 15.16 178,634,572            --      0.89 - 2.35    11.54 - 12.90
                            2005 13,246,176     12.68 - 13.43 170,469,329            --      0.89 - 2.35      5.76 - 7.63
MIST Harris Oakmark         2009 18,176,767     15.11 - 17.52 309,481,262          7.66      1.30 - 2.35    43.46 - 53.06
  International Sub-Account 2008 16,938,263     10.69 - 11.45 189,181,455          1.67      1.30 - 2.35 (42.26) - (41.65)
                            2007 20,013,713     18.49 - 19.62 384,273,575          0.80      1.30 - 2.35   (3.43) - (2.40)
                            2006 20,892,628     19.13 - 20.10 412,470,437          2.44      1.30 - 2.35    25.86 - 27.19
                            2005 18,995,708     15.34 - 15.81 295,833,789            --      1.30 - 2.35    11.59 - 12.77
MIST Third Avenue Small Cap 2009 17,777,766     14.06 - 15.88 262,479,306          1.15      0.89 - 2.35    23.51 - 25.70
  Value Sub-Account         2008 16,437,324     11.38 - 12.63 194,917,296          0.76      0.89 - 2.35 (31.46) - (30.31)
                            2007 18,432,805     16.58 - 18.13 316,501,402          1.00      0.89 - 2.35   (5.29) - (3.66)
                            2006 20,363,980     17.49 - 18.82 360,767,904          0.45      0.89 - 2.35    10.51 - 12.38
                            2005 20,097,482     15.90 - 16.74 324,830,876            --      0.89 - 2.35    12.80 - 14.79

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------- --------------------------------------------------
                                                UNIT VALUE(1)               INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                    LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ------------------------ ------------- ------------- ---------------- -------------------
MIST Oppenheimer Capital        2009 26,093,951   7.26 - 9.84   201,465,075            --      0.95 - 2.35    40.37 - 42.38
  Appreciation Sub-Account      2008 29,172,000   5.16 - 6.91   159,163,585          3.52      0.95 - 2.35 (47.20) - (46.42)
                                2007 34,634,000  9.77 - 12.90   354,882,609          0.01      0.95 - 2.35    11.62 - 13.20
                                2006 39,279,261  8.75 - 11.41   357,893,449          0.10      1.15 - 2.35      5.12 - 6.58
                                2005 43,028,313  8.41 - 72.34   370,348,053            --      1.15 - 2.35      2.29 - 3.92
MIST Legg Mason Partners        2009 12,110,468   5.76 - 6.24    73,409,292            --      1.30 - 2.35    29.87 - 31.23
  Aggressive Growth             2008 12,239,079   4.43 - 4.76    56,694,512            --      1.30 - 2.35 (40.47) - (39.84)
  Sub-Account                   2007 13,488,538   7.44 - 7.91   104,186,821            --      1.30 - 2.35    (0.12) - 0.94
                                2006 15,227,592   7.44 - 7.84   116,887,678            --      1.30 - 2.35   (4.01) - (3.00)
                                2005 16,090,265   7.84 - 8.08   127,810,334            --      1.30 - 2.35    10.95 - 12.11
MIST PIMCO Total Return         2009 71,654,403 10.54 - 16.44 1,055,450,302          6.39      0.89 - 2.35    15.29 - 17.35
  Sub-Account                   2008 43,564,435  9.03 - 14.01   542,563,802          3.71      0.89 - 2.35   (1.93) - (0.26)
                                2007 37,539,072  9.10 - 14.05   469,985,360          3.32      0.89 - 2.35      5.05 - 6.89
                                2006 37,317,040  8.56 - 13.14   440,826,722          2.58      0.89 - 2.35      2.10 - 3.88
                                2005 36,618,285 11.89 - 12.65   418,753,068          0.01      0.89 - 2.35    (0.12) - 1.56
MIST RCM Technology             2009 13,832,826   5.12 - 5.86    74,614,703            --      0.89 - 2.35    55.30 - 57.75
  Sub-Account                   2008 10,849,282   3.29 - 3.72    37,389,860         13.67      0.89 - 2.35 (45.75) - (44.75)
                                2007 12,386,524   6.06 - 6.72    78,045,995            --      0.89 - 2.35    28.45 - 30.50
                                2006 10,314,725   4.71 - 5.15    50,206,487            --      0.89 - 2.35      2.91 - 4.55
                                2005 10,443,953   4.63 - 4.93    49,054,494            --      0.89 - 2.35     8.44 - 10.37
MIST PIMCO Inflation            2009 37,506,865 12.17 - 13.14   478,661,744          3.18      1.20 - 2.35    15.31 - 16.64
  Protected Bond Sub-Account    2008 23,243,826 10.55 - 11.26   254,891,679          3.71      1.20 - 2.35   (9.22) - (8.17)
                                2007 21,340,808 11.60 - 12.19   255,623,164          2.14      1.30 - 2.35      8.21 - 9.36
                                2006 22,804,934 10.72 - 11.14   250,682,193          3.75      1.30 - 2.35   (1.94) - (0.91)
                                2005 24,805,097 10.93 - 11.25   276,160,752            --      1.30 - 2.35    (0.96) - 0.08
MIST T. Rowe Price Mid Cap      2009 31,597,201   7.75 - 8.40   258,174,943            --      1.30 - 2.35    42.11 - 43.59
  Growth Sub-Account            2008 24,389,138   5.45 - 5.85   139,067,651            --      1.30 - 2.35 (41.15) - (40.53)
                                2007 25,165,985   9.25 - 9.83   242,043,730            --      1.30 - 2.35    14.89 - 16.11
                                2006 26,478,451   8.04 - 8.47   220,015,833            --      1.30 - 2.35      3.70 - 4.80
                                2005 27,249,715   7.84 - 8.08   216,790,477            --      1.30 - 2.35    11.97 - 13.15
MIST MFS Research International 2009 21,694,779 12.19 - 13.75   281,155,296          3.12      0.95 - 2.35    28.50 - 30.32
  Sub-Account                   2008 20,463,384  9.48 - 10.55   204,675,511          1.89      0.95 - 2.35 (43.71) - (42.91)
                                2007 19,606,367 16.84 - 18.48   345,568,972          1.22      0.95 - 2.35    10.65 - 12.21
                                2006 18,205,030 15.21 - 17.35   287,904,765          1.63      0.89 - 2.35    23.63 - 25.79
                                2005 16,139,182 12.53 - 13.79   204,989,567          0.35      0.89 - 2.35    13.73 - 15.91
MIST Clarion Global Real Estate 2009  7,999,282 11.80 - 12.53    98,120,895          3.11      1.30 - 2.35    31.61 - 33.00
  Sub-Account                   2008  6,912,531   8.97 - 9.42    63,965,106          1.66      1.30 - 2.35 (43.03) - (42.43)
                                2007  6,238,930 15.74 - 16.36   100,668,094          0.98      1.30 - 2.35 (16.99) - (16.11)
                                2006  7,072,940 18.97 - 19.50   136,595,815          0.95      1.30 - 2.35    34.40 - 35.81
                                2005  5,060,098 14.11 - 14.36    72,233,498            --      1.30 - 2.35    10.66 - 11.83
MIST Turner Mid Cap Growth      2009  4,875,425 10.96 - 11.63    55,630,594            --      1.30 - 2.35    43.76 - 45.27
  Sub-Account                   2008  4,470,347   7.62 - 8.01    35,217,413            --      1.30 - 2.35 (49.50) - (48.97)
                                2007  4,472,333 15.09 - 15.69    69,239,590            --      1.30 - 2.35    21.25 - 22.54
                                2006  3,921,915 12.45 - 12.80    49,712,120            --      1.30 - 2.35      3.61 - 4.71
                                2005  3,230,076 12.01 - 12.23    39,253,598            --      1.30 - 2.35      8.78 - 9.92

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------- --------------------------------------------------
                                                  UNIT VALUE(1)               INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                      ------------------------- ------------- ------------- ---------------- -------------------
MIST Goldman Sachs Mid Cap       2009   6,218,018 12.01 - 12.74    77,628,353          1.25      1.30 - 2.35    29.24 - 30.59
  Value Sub-Account              2008   7,184,822   9.29 - 9.76    68,935,462          0.79      1.30 - 2.35 (37.57) - (36.90)
                                 2007   9,178,387 14.88 - 15.47   140,073,719          0.49      1.30 - 2.35      0.69 - 1.76
                                 2006   9,011,063 14.78 - 15.20   135,606,841            --      1.30 - 2.35    13.01 - 14.20
                                 2005   7,266,539 13.08 - 13.31    96,096,991          0.76      1.30 - 2.35     9.93 - 11.09
MIST MetLife Defensive Strategy  2009 134,240,318 10.52 - 11.28 1,466,386,791          2.86      1.00 - 2.35    14.50 - 21.50
  Sub-Account                    2008  98,361,064   8.77 - 9.21   887,719,339          1.41      1.15 - 2.35 (22.50) - (21.56)
                                 2007  51,959,475 11.31 - 11.75   600,410,325          1.89      1.15 - 2.35      3.45 - 4.70
                                 2006  35,961,422 10.93 - 11.18   399,117,450          0.01      1.30 - 2.35      6.11 - 7.23
                                 2005  26,019,030  10.3 - 10.43   270,290,202          1.17      1.30 - 2.35      2.06 - 3.13
MIST MetLife Moderate Strategy   2009 201,975,022 10.44 - 11.11 2,188,428,006          3.18      1.15 - 2.35    23.16 - 24.65
  Sub-Account                    2008 157,147,909   8.48 - 8.91 1,371,420,955          1.75      1.15 - 2.35 (28.14) - (27.26)
                                 2007 132,930,004 11.79 - 12.25 1,602,068,224          1.93      1.15 - 2.35      3.73 - 4.99
                                 2006 106,444,385 11.37 - 11.63 1,227,960,101          0.01      1.30 - 2.35      7.68 - 8.81
                                 2005  81,402,093 10.56 - 10.69   866,351,374          1.28      1.30 - 2.35      3.36 - 4.45
MIST MetLife Balanced Strategy   2009 458,932,798 10.14 - 10.79 4,832,135,577            --      1.15 - 2.35    25.35 - 26.87
  Sub-Account                    2008 406,068,266   8.09 - 8.50 3,383,789,930          4.75      1.15 - 2.35 (33.52) - (32.72)
                                 2007 407,763,369 12.17 - 12.64 5,073,218,651          1.64      1.15 - 2.35      2.43 - 3.68
                                 2006 324,915,762 11.88 - 12.15 3,917,704,428          0.01      1.30 - 2.35     9.38 - 10.54
                                 2005 244,234,395 10.86 - 10.99 2,673,665,820          1.27      1.30 - 2.35      4.64 - 5.74
MIST MetLife Growth Strategy     2009 490,302,032  9.88 - 10.51 5,026,063,304            --      1.15 - 2.35    27.08 - 28.61
  Sub-Account                    2008 494,438,103   7.77 - 8.17 3,958,612,323          3.49      1.15 - 2.35 (39.32) - (38.58)
                                 2007 481,475,567 12.81 - 13.30 6,304,660,461          1.10      1.15 - 2.35      2.26 - 3.50
                                 2006 325,383,030 12.53 - 12.81 4,136,759,495          0.01      1.30 - 2.35    10.96 - 12.13
                                 2005 203,679,869 11.29 - 11.43 2,317,496,022          1.16      1.30 - 2.35      6.60 - 7.72
MIST MetLife Aggressive Strategy 2009  41,343,573  9.62 - 10.23   412,402,731            --      1.15 - 2.35    29.56 - 31.13
  Sub-Account                    2008  39,565,727   7.42 - 7.80   302,274,534          3.60      1.15 - 2.35 (42.19) - (41.49)
                                 2007  46,258,233 12.84 - 13.34   607,023,915          1.29      1.15 - 2.35      0.48 - 1.70
                                 2006  49,085,211 12.78 - 13.07   636,476,170          0.01      1.30 - 2.35    11.02 - 12.18
                                 2005  42,330,798 11.51 - 11.65   491,059,239          0.93      1.30 - 2.35      7.82 - 8.96
MIST Van Kampen Comstock         2009  16,791,760  8.70 - 12.82   161,042,507          1.11      0.95 - 2.35    23.63 - 30.57
  Sub-Account                    2008   5,638,201   7.03 - 7.31    40,651,730          1.74      1.30 - 2.35 (37.41) - (36.74)
  (Commenced 5/2/2005)           2007   5,330,717 11.24 - 11.56    60,993,695          1.34      1.30 - 2.35   (4.77) - (3.76)
                                 2006   4,218,383 11.80 - 12.01    50,349,650            --      1.30 - 2.35    13.36 - 14.56
                                 2005   1,605,458 10.41 - 10.48    16,786,051          1.82      1.30 - 2.35      4.11 - 4.84
MIST Legg Mason Value Equity     2009  12,311,635   6.06 - 6.43    77,277,821          1.49      0.95 - 2.35    34.76 - 36.65
  Sub-Account                    2008   9,617,947   4.51 - 4.70    44,429,063          0.02      0.95 - 2.35 (55.68) - (55.05)
  (Commenced 11/7/2005)          2007   5,608,172 10.15 - 10.46    57,822,803            --      0.95 - 2.35   (8.10) - (6.80)
                                 2006   3,602,950 11.05 - 11.18    40,088,253            --      1.30 - 2.35      4.11 - 5.21
                                 2005     125,789 10.61 - 10.63     1,335,710            --      1.30 - 2.35      6.10 - 6.28
MIST MFS Emerging Markets        2009  18,534,256  9.96 - 12.02   189,762,080          1.45      0.95 - 2.35    65.01 - 67.34
  Equity Sub-Account             2008   9,820,617   6.03 - 7.28    60,422,758          1.29      0.95 - 2.35 (56.57) - (52.63)
  (Commenced 5/1/2006)           2007   4,415,597 13.89 - 14.22    62,075,247          0.04      0.95 - 2.35    33.43 - 35.32
                                 2006     901,069 10.41 - 10.49     9,424,659          1.65      1.30 - 2.35      4.12 - 4.86

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                   ----------------------------------------- --------------------------------------------------
                                                 UNIT VALUE(1)               INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                     LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS     HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   --------------------------- ------------- ------------- ---------------- -------------------
MIST Loomis Sayles Global     2009   7,198,911   10.47 - 10.88    77,383,467          1.95      1.30 - 2.35    37.54 - 39.00
  Markets Sub-Account         2008   5,848,580     7.61 - 7.83    45,350,255          4.63      1.30 - 2.35 (40.68) - (40.05)
  (Commenced 5/1/2006)        2007   4,274,323   12.83 - 13.06    55,474,222            --      1.30 - 2.35    24.87 - 26.19
                              2006     754,781   10.27 - 10.35     7,786,909          1.55      1.30 - 2.35      2.74 - 3.46
MIST Janus Forty Sub-Account  2009     192,470  99.16 - 121.06    21,865,637            --      1.55 - 2.30    39.96 - 41.01
  (Commenced 5/1/2006)        2008     143,074   70.85 - 85.85    11,490,581          4.86      1.55 - 2.30 (43.18) - (42.75)
                              2007      62,044 124.70 - 149.97     8,715,091          0.08      1.55 - 2.30    27.48 - 28.45
                              2006      12,842  97.82 - 120.96     1,410,409            --      1.40 - 2.30      0.74 - 1.65
MIST Dreman Small Cap Value   2009   1,579,618   12.10 - 12.62    19,575,088          0.88      1.20 - 2.30    26.15 - 27.24
  Sub-Account                 2008   1,254,915     9.59 - 9.92    12,261,677          0.72      1.20 - 2.30 (26.93) - (21.55)
  (Commenced 5/1/2006)        2007     865,483   13.13 - 13.40    11,511,054            --      1.55 - 2.30   (3.24) - (2.50)
                              2006     386,322   13.57 - 13.78     5,287,629          0.53      1.40 - 2.30    21.42 - 22.51
MIST Pioneer Fund Sub-Account 2009   3,239,380   14.30 - 17.72    53,308,711          1.52      0.95 - 2.30    21.07 - 27.31
  (Commenced 5/1/2006)        2008   1,227,336   11.81 - 14.44    16,447,869          0.83      0.95 - 2.30 (34.37) - (33.47)
                              2007     441,310   17.99 - 21.26     8,679,759          0.78      1.10 - 2.30      2.60 - 3.85
                              2006     202,477   17.53 - 19.69     3,839,197            --      1.40 - 2.30    13.30 - 14.32
MIST Pioneer Strategic Income 2009  10,957,582   11.11 - 24.54   251,000,578          4.72      0.95 - 2.15    23.08 - 31.83
  Sub-Account                 2008   7,373,489   16.54 - 18.61   129,051,542          6.27      0.95 - 1.90 (12.43) - (11.59)
  (Commenced 5/1/2006)        2007   4,979,963   18.89 - 21.05    98,174,413          0.56      0.95 - 1.90      4.63 - 5.63
                              2006   2,004,763   17.28 - 19.22    37,439,194          8.40      1.40 - 2.25      3.95 - 4.83
MIST BlackRock Large Cap Core 2009     613,169     7.82 - 8.54     5,078,728          1.34      1.55 - 2.30    16.49 - 17.35
  Sub-Account                 2008     508,491     6.71 - 7.28     3,599,088          0.57      1.55 - 2.30 (38.73) - (38.27)
  (Commenced 5/1/2006)        2007     390,444   10.96 - 11.80     4,467,216          0.64      1.55 - 2.30      0.28 - 4.87
                              2006     176,805   10.53 - 11.40     1,947,743            --      1.40 - 2.30    11.66 - 12.66
MIST BlackRock High Yield     2009   5,656,394   16.02 - 18.43   100,278,538          3.54      1.30 - 2.35    43.24 - 44.75
  Sub-Account                 2008   1,114,960   11.47 - 12.73    13,709,683          5.00      1.30 - 2.30 (25.93) - (25.14)
  (Commenced 5/1/2006)        2007     450,432   15.68 - 16.78     7,452,180          8.47      1.70 - 2.30      0.35 - 0.96
                              2006     198,218   15.62 - 16.62     3,246,398            --      1.70 - 2.30      7.32 - 7.97
MIST Rainier Large Cap Equity 2009   4,962,869     6.82 - 6.98    34,404,016          0.82      1.30 - 2.35    20.41 - 21.65
  Sub-Account                 2008   4,139,663     5.67 - 5.74    23,654,112            --      1.30 - 2.35 (43.16) - (42.56)
  (Commenced 11/12/2007)      2007     640,297     9.97 - 9.99     6,390,092          0.09      1.30 - 2.20      1.90 - 2.03
MIST American Funds Balanced  2009 147,529,141     8.80 - 9.00 1,315,175,709            --      1.00 - 2.35    20.40 - 27.85
  Allocation Sub-Account      2008  47,541,825     6.97 - 7.02   332,865,017          6.67      1.15 - 2.35 (30.39) - (29.82)
  (Commenced 4/28/2008)
MIST American Funds Bond      2009  14,305,838     9.74 - 9.92   141,146,685            --      1.30 - 2.35     9.52 - 10.67
  Sub-Account                 2008   3,151,521     8.89 - 8.96    28,171,025          9.47      1.30 - 2.35 (11.39) - (10.76)
  (Commenced 4/28/2008)
MIST American Funds Growth    2009  30,278,080     7.76 - 7.90   238,097,827            --      1.30 - 2.35    35.67 - 37.09
  Sub-Account                 2008   9,556,758     5.72 - 5.76    54,966,248          7.34      1.30 - 2.35 (42.71) - (42.30)
  (Commenced 4/28/2008)
MIST American Funds Growth    2009 139,002,030     8.27 - 8.44 1,164,848,803            --      1.15 - 2.35    30.93 - 32.51
  Allocation Sub-Account      2008  74,827,606     6.32 - 6.37   475,226,821          6.95      1.15 - 2.35 (36.80) - (36.28)
  (Commenced 4/28/2008)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                              AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                       ---------------------------------------- --------------------------------------------------
                                                      UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                          LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ---------------------------- ----------- ------------- ---------------- -------------------
MIST American Funds International 2009 19,914,429       8.38 - 8.53 168,980,812            --      1.30 - 2.35    39.25 - 40.72
  Sub-Account                     2008  7,576,246       6.02 - 6.06  45,810,468         11.18      1.30 - 2.20 (40.31) - (39.94)
  (Commenced 4/28/2008)
MIST American Funds Moderate      2009 89,994,728       9.20 - 9.42 839,089,528            --      1.00 - 2.35    15.69 - 21.98
  Allocation Sub-Account          2008 29,162,701       7.64 - 7.70 223,820,453          6.96      1.15 - 2.35 (23.78) - (23.16)
  (Commenced 4/28/2008)
MIST Met/Franklin Mutual Shares   2009  7,713,701       8.01 - 8.14  62,452,238            --      1.30 - 2.30    22.05 - 23.27
  Sub-Account                     2008  1,978,335       6.56 - 6.60  13,038,845          5.28      1.30 - 2.20 (34.35) - (33.94)
  (Commenced 4/28/2008)
MIST Met/Franklin Templeton       2009 49,352,169       8.80 - 8.95 438,687,403            --      1.15 - 2.20    25.75 - 27.08
  Founding Strategy Sub-Account   2008 27,525,771       6.99 - 7.05 193,348,119          3.15      1.15 - 2.20 (30.03) - (29.53)
  (Commenced 4/28/2008)
MIST SSgA Growth ETF              2009 16,443,398     9.670 - 10.11 163,291,494          0.93      1.15 - 2.20    26.29 - 28.66
  Sub-Account                     2008    190,893       7.69 - 7.88   1,489,531            --      1.30 - 2.05      0.88 - 0.99
  (Commenced 11/10/2008)
MIST SSgA Growth and Income       2009 29,942,630     10.20 - 10.67 314,125,011          0.78      1.15 - 2.20    22.17 - 23.97
  ETF Sub-Account                 2008    312,145       8.39 - 8.60   2,651,130            --      1.30 - 2.05      1.88 - 1.99
  (Commenced 11/10/2008)
MIST Met/Templeton International  2009    775,327     10.84 - 10.90   8,438,524            --      1.30 - 2.20      8.40 - 9.00
  Bond Sub-Account
  (Commenced 5/4/2009)
AIM V.I. Core Equity Sub-Account  2009     99,143              4.11     407,845          1.76             1.40            26.51
  (Commenced 5/1/2006)            2008    120,534              3.25     391,928          1.79             1.40           (31.12)
                                  2007    181,999              4.72     859,118          0.99             1.40             6.61
                                  2006    265,665              4.43   1,176,358          0.53             1.40            13.65
AIM V.I. Capital Appreciation     2009     41,631              3.78     157,420          0.62             1.40            19.39
  Sub-Account                     2008     50,723              3.17     160,644            --             1.40           (43.30)
                                  2007     77,611              5.59     433,487            --             1.40            10.45
                                  2006    125,055              5.06     632,398          0.05             1.40             4.83
                                  2005    146,864              4.82     708,491          0.06             1.40             7.33
AIM V.I. International Growth     2009  2,818,925      6.70 - 24.98  65,315,391          1.74      0.95 - 1.75    32.57 - 33.63
  Sub-Account                     2008  1,618,515      5.02 - 18.70  27,961,110          0.80      0.95 - 1.75 (41.56) - (41.09)
                                  2007    445,944      8.54 - 31.74  11,954,057          1.05      0.95 - 1.75     0.37 - 13.15
                                  2006    119,102              7.56     899,842          0.95             1.40            26.46
                                  2005    140,508              5.97     839,474          0.66             1.40            16.29
AIM V.I. Basic Balanced           2009     60,967              4.30     262,318          4.77             1.40            31.99
  Sub-Account                     2008     88,650              3.26     288,999          3.82             1.40           (39.18)
                                  2007    125,704              5.36     673,813          2.71             1.40             0.77
                                  2006    183,755              5.32     977,412          1.83             1.40             9.02
                                  2005    210,112              4.88   1,025,135          1.37             1.40             3.83
AIM V.I. Global Real Estate       2009    704,385       6.71 - 6.88   4,786,308            --      0.95 - 1.75    28.83 - 29.86
  Sub-Account                     2008    449,308       5.21 - 5.29   2,360,062          9.45      0.95 - 1.75 (45.68) - (45.25)
  (Commenced 6/1/2007)            2007    156,912       9.58 - 9.67   1,510,684          9.59      0.95 - 1.75  (13.59) - (6.80)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                   ---------------------------------------- --------------------------------------------------
                                                  UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ---------------------------- ----------- ------------- ---------------- -------------------
MFS VIT Research Sub-Account  2009     23,944              4.64     111,057          1.44             1.40            28.73
                              2008     26,232              3.60      94,515          0.58             1.40           (36.98)
                              2007     34,862              5.72     199,317          0.70             1.40            11.62
                              2006     54,023              5.12     276,705          0.51             1.40             8.95
                              2005     71,636              4.70     336,793          0.48             1.40             6.31
MFS VIT Investors Trust       2009     11,563              4.56      52,758          1.77             1.40            25.15
  Sub-Account                 2008     13,271              3.65      48,391          0.96             1.40           (34.01)
                              2007     23,909              5.53     132,122          0.85             1.40             8.76
                              2006     33,624              5.08     170,831          0.49             1.40            11.43
                              2005     36,118              4.56     164,685          0.56             1.40             5.83
MFS VIT New Discovery         2009      6,461              7.04      45,491            --             1.40            60.90
  Sub-Account                 2008     10,205              4.38      44,654            --             1.40           (40.18)
                              2007     13,583              7.31      99,354            --             1.40             1.08
                              2006     28,494              7.24     206,180            --             1.40            11.65
                              2005     32,199              6.48     208,682            --             1.40             3.79
Oppenheimer VA Main Street    2009     28,105              4.30     120,826          1.94             1.40            26.52
  Sub-Account                 2008     31,897              3.40     108,399          1.52             1.40           (39.33)
                              2007     45,428              5.60     254,460          1.11             1.40             2.96
                              2006     59,121              5.44     321,623          1.13             1.40            13.43
                              2005     61,558              4.80     295,228          1.38             1.40             4.51
Oppenheimer VA Bond           2009     12,533              4.61      57,756            --             1.40             8.09
  Sub-Account                 2008     22,518              4.26      96,005          4.53             1.40           (39.90)
                              2007     37,290              7.09     264,529          5.54             1.40             2.93
                              2006     47,067              6.89     324,377          5.59             1.40             3.82
                              2005     56,108              6.64     372,459          5.19             1.40             1.16
Oppenheimer VA Strategic Bond 2009      1,786              8.16      14,575          0.53             1.40            17.17
  Sub-Account                 2008      1,903              6.97      13,254          5.21             1.40           (15.40)
                              2007      5,661              8.23      46,614          3.59             1.40             8.16
                              2006      6,741              7.61      51,318          4.20             1.40             6.00
                              2005      6,741              7.18      48,414          5.03             1.40             1.24
Oppenheimer VA Main Street    2009  3,126,840      8.51 - 14.54  43,881,910          0.52      0.95 - 1.75    34.52 - 35.58
  Small Cap Sub-Account       2008  1,863,546      6.29 - 10.72  19,372,328          0.18      0.95 - 1.75 (39.08) - (38.59)
                              2007    492,857     10.26 - 17.46   8,314,186          0.03      0.95 - 1.75  (13.41) - (2.47)
                              2006     17,793             10.53     187,405          0.15             1.40            13.40
                              2005     20,466              9.29     190,080            --             1.40             8.40
Oppenheimer VA Money          2009     20,177              5.84     117,917          0.35             1.40            (1.07)
  Sub-Account                 2008     25,333              5.91     149,653          2.83             1.40             1.34
                              2007     28,881              5.83     168,352          4.98             1.40             3.52
                              2006     33,346              5.63     187,777          4.54             1.40             3.26
                              2005     35,829              5.45     195,378          2.77             1.40             1.44
Fidelity VIP Asset Manager    2009  9,345,424     10.84 - 11.23 102,112,475          2.38      0.89 - 1.40    27.32 - 27.96
  Sub-Account                 2008 10,322,631       8.51 - 8.77  88,545,973          2.51      0.89 - 1.40 (29.71) - (29.35)
                              2007 11,728,296     12.10 - 12.42 143,069,941          6.10      0.89 - 1.40    12.69 - 14.48
                              2006 13,137,764     10.62 - 10.85 140,644,002          2.76      0.89 - 1.40      5.83 - 6.37
                              2005 14,833,146     10.10 - 10.20 149,964,735          2.76      0.89 - 1.40      2.60 - 3.12

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                              AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                       ---------------------------------------- --------------------------------------------------
                                                      UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                          LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ---------------------------- ----------- ------------- ---------------- -------------------
Fidelity VIP Growth Sub-Account   2009 11,893,241     10.93 - 11.22 130,641,959          0.45      0.89 - 1.40    26.51 - 27.14
                                  2008 12,838,680       8.64 - 8.83 111,413,507          0.78      0.89 - 1.40 (47.91) - (47.64)
                                  2007 14,370,091     16.58 - 16.86 239,237,615          0.83      0.89 - 1.40    24.72 - 25.83
                                  2006 16,167,140     13.24 - 13.40 214,865,663          0.40      0.89 - 1.40      5.37 - 5.91
                                  2005 18,327,783     12.57 - 12.65 231,030,576          0.51      0.89 - 1.40      4.33 - 4.86
Fidelity VIP Contrafund           2009 15,955,996      9.59 - 38.44 313,576,644          1.44      0.89 - 2.25    32.65 - 34.50
  Sub-Account                     2008 16,114,037      7.13 - 28.60 222,674,108          1.01      0.89 - 2.25 (43.90) - (43.03)
                                  2007 16,613,759     12.51 - 50.32 377,396,997          0.95      0.89 - 2.25    14.88 - 16.54
                                  2006 17,625,464     10.73 - 40.96 338,418,167          1.29      0.89 - 2.25     9.11 - 10.73
                                  2005 18,309,411      9.69 - 33.90 316,067,973          0.29      0.89 - 2.25     4.82 - 15.90
Fidelity VIP Overseas Sub-Account 2009    663,667      8.81 - 10.11   6,282,775          2.17      1.15 - 1.40    24.78 - 25.09
                                  2008    713,199       7.04 - 8.09   5,413,449          2.46      1.15 - 1.40 (44.59) - (44.45)
                                  2007    826,076     12.67 - 14.58  11,327,734          3.29      1.15 - 1.40    15.67 - 15.96
                                  2006    951,985     10.93 - 12.59  11,259,345          0.91      1.15 - 1.40    16.44 - 16.73
                                  2005  1,115,424      9.36 - 10.71  11,307,291          0.67      1.15 - 1.40    17.40 - 17.69
Fidelity VIP Equity-Income        2009    619,856             10.55   6,538,981          2.24             1.40            28.40
  Sub-Account                     2008    744,861              8.22   6,119,783          2.23             1.40           (43.46)
                                  2007    942,455             14.53  13,694,030          1.64             1.40             0.11
                                  2006  1,227,074             14.51  17,809,782          3.26             1.40            18.53
                                  2005  1,681,844             12.25  20,594,607          1.71             1.40             4.40
Fidelity VIP Index 500            2009  5,300,313     13.22 - 13.67  70,079,047          2.52      0.89 - 1.35    24.91 - 25.48
  Sub-Account                     2008  6,061,847     10.58 - 10.89  64,164,439          2.01      0.89 - 1.35 (37.85) - (37.56)
                                  2007  7,211,573     17.03 - 17.44 122,812,705          3.57      0.89 - 1.35      4.02 - 4.50
                                  2006  8,294,641     16.29 - 16.69 135,796,690          1.77      0.89 - 1.40    14.12 - 14.71
                                  2005  9,738,122     14.28 - 14.55 139,624,446          1.84      0.89 - 1.40      3.37 - 3.90
Fidelity VIP Money Market         2009  6,126,543      7.41 - 11.53  50,572,988          0.71      0.89 - 2.05   (0.68) - (0.17)
  Sub-Account                     2008  5,530,761       7.46 - 8.02  41,701,796          2.97      0.89 - 1.40      1.58 - 2.11
                                  2007  5,148,515       7.35 - 7.86  38,182,657          5.08      0.89 - 1.40      3.69 - 4.22
                                  2006  4,981,073       7.08 - 7.54  35,607,299          4.77      0.89 - 1.40      3.43 - 3.96
                                  2005  4,560,029       6.85 - 7.25  31,496,514          3.00      0.89 - 1.40      1.61 - 2.12
Fidelity VIP Mid Cap Sub-Account  2009  3,075,278     31.99 - 35.52 103,784,411          0.54      0.95 - 1.90    37.12 - 38.43
  (Commenced 11/7/2005)           2008  1,905,032     23.33 - 25.66  46,484,098          0.26      0.95 - 1.90 (40.75) - (40.18)
                                  2007    997,653     39.38 - 42.90  40,496,316          0.51      0.95 - 1.90    13.16 - 14.24
                                  2006    398,050     34.80 - 35.93  14,145,793            --      1.50 - 1.90    10.29 - 10.73
                                  2005         --     31.55 - 32.45          --            --      1.50 - 1.90      6.98 - 7.04
Fidelity VIP Funds Manager 60%    2009  4,074,373       8.87 - 8.90  36,215,324          3.35      1.90 - 2.05      0.07 - 0.09
  Sub-Account
  (Commenced 10/15/2009)
DWS International Sub-Account     2009  2,700,348       8.41 - 8.46  22,845,161          4.39      1.35 - 1.40    31.67 - 31.73
                                  2008  2,819,612       6.39 - 6.42  18,108,679          1.39      1.35 - 1.40 (48.94) - (48.91)
                                  2007  3,119,351     12.50 - 12.57  39,213,025          2.39      1.35 - 1.40    12.99 - 13.04
                                  2006  3,170,743     11.07 - 11.12  35,260,353          1.83      1.35 - 1.40    24.17 - 24.23
                                  2005  3,098,930       8.91 - 8.95  27,740,668          1.56      1.35 - 1.40    14.56 - 14.61
MSF FI Mid Cap Opportunities      2009    489,570      1.60 - 14.05   3,651,123          1.53      0.89 - 1.40    31.91 - 32.61
  Sub-Account                     2008    526,883      1.22 - 10.60   2,819,031          0.41      0.89 - 1.40 (55.91) - (55.68)
                                  2007    574,272      2.76 - 23.91   6,518,918          0.13      0.89 - 1.40      6.82 - 7.37
                                  2006    566,610      2.58 - 22.27   5,260,407          0.01      0.89 - 1.40    10.30 - 10.87
                                  2005    579,118      2.34 - 20.09   4,104,050            --      0.89 - 1.40      5.43 - 6.13

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------------- --------------------------------------------------
                                                   UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                       LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ---------------------------- ----------- ------------- ---------------- -------------------
MSF FI Value Leaders           2009    265,682     14.30 - 15.91   4,072,835          2.66      1.50 - 2.30    18.94 - 19.90
  Sub-Account                  2008    251,266     12.02 - 13.27   3,223,563          1.80      1.50 - 2.30 (40.40) - (39.92)
  (Commenced 5/1/2006)         2007    211,868     20.17 - 22.08   4,542,761          0.69      1.50 - 2.30      1.71 - 2.53
                               2006    126,575     19.83 - 21.76   2,662,087            --      1.40 - 2.30      7.04 - 8.00
MSF Russell 2000 Index         2009  1,108,328      5.68 - 15.83  15,337,009          1.65      0.89 - 2.20    24.25 - 26.62
  Sub-Account                  2008    478,053      4.57 - 12.68   5,298,056          1.35      0.89 - 1.40 (34.43) - (34.05)
                               2007    481,904      6.97 - 19.23   8,015,832          0.93      0.89 - 1.40   (2.89) - (2.39)
                               2006    490,302      7.17 - 19.71   8,227,895          0.92      0.89 - 1.40    16.33 - 16.92
                               2005    508,847      6.17 - 16.85   7,123,561          0.67      0.89 - 1.40      3.05 - 3.58
MSF Artio International Stock  2009    337,655      4.02 - 13.77   3,955,132          0.42      1.40 - 1.90    19.59 - 20.44
  Sub-Account                  2008    380,684      3.34 - 11.48   3,539,311          2.93      1.40 - 1.90 (45.29) - (44.91)
                               2007    398,333      6.06 - 20.94   6,422,071          0.76      1.40 - 1.90      7.99 - 8.79
                               2006    262,656      5.57 - 19.34   3,232,921          0.70      1.40 - 1.90    14.05 - 14.87
                               2005    140,779      4.85 - 14.55     683,055          0.67      1.40 - 1.90     8.23 - 16.37
MSF MetLife Stock Index        2009 21,150,594      9.85 - 40.20 281,243,641          2.10      0.89 - 2.90    23.01 - 26.75
  Sub-Account                  2008 15,678,062      8.00 - 32.13 164,166,647          1.80      0.89 - 2.35 (38.72) - (37.66)
                               2007 17,885,006     13.05 - 51.54 299,989,839          0.90      0.89 - 2.35      2.52 - 4.30
                               2006 19,358,596     12.71 - 49.42 313,093,531          1.81      0.89 - 2.35    12.52 - 14.44
                               2005 21,140,946     11.41 - 43.18 301,690,699          1.44      0.89 - 2.35      1.96 - 3.71
MSF BlackRock Legacy Large Cap 2009    612,808     10.28 - 30.07   8,419,085          0.15      0.89 - 2.30    28.77 - 35.57
  Growth Sub-Account           2008     49,555     20.78 - 22.18   1,031,800          0.43      0.89 - 1.35 (37.36) - (37.07)
                               2007     31,453     33.18 - 35.25   1,046,603          0.17      0.89 - 1.35    17.12 - 17.66
                               2006     19,004     28.33 - 29.96     538,656          0.12      0.89 - 1.35      2.74 - 3.21
                               2005     16,067     27.57 - 29.03     443,189          0.38      0.89 - 1.35      5.57 - 6.06
MSF BlackRock Strategic Value  2009    605,787     14.02 - 14.64   8,493,213          1.10      0.89 - 1.35    11.63 - 12.15
  Sub-Account                  2008    587,465     12.56 - 13.06   7,377,709          0.53      0.89 - 1.35 (39.23) - (38.95)
                               2007    625,394     20.66 - 21.39  12,924,658          0.30      0.89 - 1.35   (4.75) - (4.31)
                               2006    613,247     21.69 - 22.35  13,305,490          0.31      0.89 - 1.35    15.17 - 15.70
                               2005    598,942     18.84 - 19.32  11,283,336            --      0.89 - 1.35      2.76 - 3.23
MSF BlackRock Bond Income      2009    911,026     40.15 - 60.57  42,636,576          6.49      0.89 - 2.30      6.81 - 8.50
  Sub-Account                  2008    748,389     37.59 - 55.83  32,695,795          5.04      0.89 - 2.30   (5.77) - (4.29)
                               2007    654,278     39.89 - 58.33  30,160,113          2.44      0.89 - 2.30      3.70 - 5.35
                               2006    261,942     38.47 - 55.36  11,911,372          2.91      0.89 - 2.30      1.90 - 3.49
                               2005     69,533     47.73 - 53.56   3,363,782          3.39      0.89 - 1.40      0.99 - 1.51
MSF BlackRock Large-Cap Value  2009    264,703     10.51 - 10.89   2,783,413          1.58      0.89 - 1.35     9.73 - 10.22
  Sub-Account                  2008    257,240       9.58 - 9.88   2,464,834          0.86      0.89 - 1.35 (35.78) - (35.48)
                               2007    251,656     14.92 - 15.31   3,754,451          0.91      0.89 - 1.35      2.00 - 2.47
                               2006    154,904     14.62 - 14.94   2,265,770          1.04      0.89 - 1.35    17.73 - 18.27
                               2005     77,212     12.42 - 12.63     959,195          0.83      0.89 - 1.35      4.57 - 5.05
MSF Barclays Capital Aggregate 2009  2,010,364     13.73 - 16.32  29,893,966          3.64      0.89 - 2.15      2.27 - 4.24
  Bond Index Sub-Account       2008    527,803     14.94 - 15.65   7,896,020          4.75      0.89 - 1.35      4.56 - 5.05
                               2007    436,992     14.29 - 14.90   6,246,008          4.31      0.89 - 1.35      5.43 - 5.92
                               2006    340,120     13.55 - 14.07   4,610,137          4.38      0.89 - 1.35      2.73 - 3.20
                               2005    300,648     13.19 - 13.63   3,972,358          3.46      0.89 - 1.35      0.70 - 1.16

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------------------------- ----------- ------------- ---------------- -------------------
MSF MFS Value Sub-Account       2009  2,664,361     11.22 - 13.56  33,984,060            --      0.89 - 2.30    18.08 - 19.75
                                2008  2,080,451      9.41 - 11.38  22,207,620          1.81      0.89 - 2.30 (30.55) - (21.82)
                                2007  1,601,257     14.33 - 17.03  25,634,063          0.27      0.89 - 2.30    (5.09) - 6.03
                                2006    807,102     15.02 - 16.20  12,448,890          2.01      0.89 - 2.30    16.43 - 19.64
                                2005    423,013     12.96 - 13.39   5,483,921          0.69      0.89 - 1.35   (2.70) - (2.24)
MSF Morgan Stanley EAFE Index   2009  2,230,107     10.94 - 13.21  27,098,496          3.30      0.89 - 2.15    26.95 - 35.25
  Sub-Account                   2008  1,129,559      9.89 - 10.36  11,178,515          2.94      0.89 - 1.35 (42.86) - (42.60)
                                2007  1,079,041     17.30 - 18.05  18,684,621          1.93      0.89 - 1.35      9.32 - 9.83
                                2006    910,003     15.83 - 16.43  14,411,542          1.63      0.89 - 1.35    24.04 - 24.61
                                2005    636,754     12.76 - 13.19   8,127,890          1.48      0.89 - 1.35    11.73 - 12.24
MSF MFS Total Return            2009  1,006,138     35.33 - 49.20  40,772,224          4.14      0.89 - 2.15    15.84 - 17.55
  Sub-Account                   2008    977,440     30.49 - 41.85  34,110,264          3.52      0.89 - 2.30 (24.08) - (15.13)
                                2007  1,100,140     38.88 - 54.24  50,198,332          1.84      0.89 - 2.30      1.79 - 3.45
                                2006    647,027     38.20 - 52.44  29,037,432          1.84      0.89 - 2.30     9.43 - 11.22
                                2005    183,329     42.86 - 47.15   7,938,057          1.60      0.89 - 1.40      1.69 - 2.21
MSF MetLife Mid-Cap Stock Index 2009  1,692,693     12.86 - 15.06  23,983,061          1.55      0.89 - 2.15    28.41 - 35.78
  Sub-Account                   2008    999,722     10.67 - 11.09  10,679,425          1.39      0.89 - 1.35 (37.03) - (36.74)
                                2007    886,564     16.94 - 17.54  15,036,423          0.79      0.89 - 1.35      6.33 - 6.82
                                2006    751,885     15.93 - 16.42  11,992,134          1.17      0.89 - 1.35      8.62 - 9.12
                                2005    538,128     14.67 - 15.04   7,899,398          0.64      0.89 - 1.35    10.77 - 11.28
MSF Davis Venture Value         2009 41,123,511     10.86 - 33.58 487,864,492          1.37      0.89 - 2.35    28.77 - 30.82
  Sub-Account                   2008 37,459,395      8.43 - 25.67 339,962,645          1.19      0.89 - 2.35 (40.87) - (38.31)
                                2007 39,936,774     14.23 - 42.70 599,873,294          0.67      0.89 - 2.35      1.99 - 3.65
                                2006 43,433,483     13.94 - 41.19 632,598,729          0.71      0.89 - 2.35    11.76 - 13.57
                                2005 44,607,893     12.62 - 36.27 574,773,194          0.51      0.89 - 2.35      7.59 - 9.32
MSF Met/Artisan Mid Cap Value   2009 15,659,935     11.41 - 30.33 195,923,686          0.84      0.89 - 2.35    37.92 - 40.31
  Sub-Account                   2008 16,302,851      8.27 - 21.61 146,716,944          0.06      0.89 - 2.35 (47.39) - (46.49)
                                2007 18,551,932     15.69 - 40.39 316,048,072          0.35      0.89 - 2.35   (9.25) - (7.67)
                                2006 21,686,262     17.28 - 43.74 402,048,625          0.11      0.89 - 2.35     9.58 - 11.46
                                2005 23,942,954     15.94 - 39.25 399,066,263            --      0.89 - 2.35      7.17 - 9.01
MSF Jennison Growth             2009 17,375,446      2.33 - 11.31 190,651,501            --      1.30 - 2.35    36.32 - 38.02
  Sub-Account                   2008 14,090,231       1.69 - 8.21 112,407,198          2.13      1.30 - 2.35 (38.03) - (37.13)
                                2007 14,275,390      2.70 - 13.10 182,244,421          0.19      1.30 - 2.35     8.79 - 10.11
                                2006 15,655,366      2.45 - 11.92 182,151,002            --      1.30 - 2.35      0.15 - 1.20
                                2005 15,959,598      2.42 - 11.44 184,124,042            --      1.40 - 2.35    10.91 - 20.37
MSF BlackRock Money Market      2009 54,211,009      9.99 - 26.46 576,532,284          0.25      1.00 - 2.35   (2.07) - (0.48)
  Sub-Account                   2008 55,686,362     10.19 - 26.67 595,304,545          2.42      1.15 - 2.35      0.21 - 1.42
                                2007 22,951,175     10.16 - 25.09 241,601,183          4.74      1.15 - 2.35      2.37 - 3.61
                                2006 18,324,659      9.91 - 24.22 187,577,920          4.50      1.30 - 2.35      2.13 - 3.20
                                2005 12,431,418      9.82 - 23.43 123,785,657          2.01      1.30 - 2.35      0.42 - 1.47
MSF T. Rowe Price Small Cap     2009    481,022     12.16 - 16.06   6,406,764          0.12      0.89 - 2.30    35.49 - 37.73
  Growth Sub-Account            2008    332,266      8.98 - 11.66   3,243,702            --      0.89 - 2.30 (37.08) - (34.32)
                                2007     77,656     16.25 - 18.44   1,279,290            --      0.89 - 1.40      8.32 - 8.88
                                2006     73,595     15.00 - 16.94   1,115,539            --      0.89 - 1.40      2.46 - 2.98
                                2005     63,311     14.64 - 16.45     932,545            --      0.89 - 1.40     9.47 - 10.19

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                             AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       --------------------------- ----------- ------------- ---------------- -------------------
MSF Western Asset Management      2009 8,573,371     14.46 - 17.89 140,925,866          4.06      0.95 - 2.35      1.67 - 3.10
  U. S. Government Sub-Account    2008 5,356,593     14.23 - 17.35  85,351,962          3.54      0.95 - 2.35   (2.85) - (1.48)
  (Commenced 5/2/2005)            2007 2,760,203     14.93 - 17.61  44,641,935          2.32      0.95 - 2.30      1.76 - 3.04
                                  2006 1,527,142     14.41 - 16.38  24,039,423          1.66      1.30 - 2.35      1.51 - 2.58
                                  2005   391,235     14.20 - 15.96   6,040,783            --      1.30 - 2.35   (0.73) - (0.04)
MSF Oppenheimer Global Equity     2009   672,213     15.23 - 17.32  10,903,654          2.29      0.95 - 1.95    37.10 - 38.48
  Sub-Account                     2008   671,786     11.17 - 12.50   7,900,093          1.77      0.95 - 1.90 (41.68) - (41.12)
  (Commenced 11/7/2005)           2007   501,067     19.16 - 21.24   9,987,034          0.71      0.95 - 1.90      4.25 - 5.25
                                  2006   195,337     18.38 - 19.12   3,691,502          0.20      1.50 - 1.90    14.17 - 14.62
                                  2005        --     16.10 - 16.68          --            --      1.50 - 1.90      6.63 - 6.70
MSF MetLife Aggressive            2009   169,980       9.36 - 9.67   1,636,073          2.18      1.55 - 2.25    28.57 - 29.46
  Allocation Sub-Account          2008   159,053       7.35 - 7.47   1,183,183          0.50      1.55 - 2.25 (41.78) - (41.37)
  (Commenced 5/1/2006)            2007   189,794     12.50 - 12.74   2,403,475          0.05      1.55 - 2.25      0.96 - 1.67
                                  2006   101,305     12.39 - 12.57   1,267,689            --      1.40 - 2.25    11.82 - 12.78
MSF MetLife Conservative          2009   967,744     10.85 - 11.21  10,771,428          3.20      1.55 - 2.25    17.85 - 18.68
  Allocation Sub-Account          2008   602,771       9.24 - 9.44   5,653,460          0.85      1.55 - 2.15 (16.21) - (15.71)
  (Commenced 5/1/2006)            2007   242,633     11.07 - 11.20   2,702,849            --      1.55 - 2.00      3.47 - 3.94
                                  2006   194,471     10.65 - 10.81   2,088,145            --      1.40 - 2.25      3.88 - 4.76
MSF MetLife Conservative to       2009   836,071     10.62 - 10.90   9,016,185          3.07      1.55 - 2.10    21.11 - 21.78
  Moderate Allocation             2008   664,967       8.77 - 8.95   5,902,351          1.05      1.55 - 2.10 (23.23) - (22.81)
  Sub-Account                     2007   392,909     11.42 - 11.59   4,529,792            --      1.55 - 2.10      2.62 - 3.19
  (Commenced 5/1/2006)            2006   273,176     11.10 - 11.26   3,060,196            --      1.40 - 2.25      6.08 - 6.98
MSF MetLife Moderate Allocation   2009 4,293,013     10.20 - 10.54  44,856,785          2.96      1.55 - 2.25    23.72 - 24.58
  Sub-Account                     2008 4,259,716       8.24 - 8.46  35,786,827          0.77      1.55 - 2.25 (30.23) - (29.73)
  (Commenced 5/1/2006)            2007 3,351,654     11.81 - 12.04  40,157,114          0.01      1.55 - 2.25      2.01 - 2.73
                                  2006 1,554,946     11.58 - 11.75  18,172,533            --      1.40 - 2.25      8.31 - 9.23
MSF MetLife Moderate to           2009 5,328,120       9.67 - 9.95  52,562,753          2.53      1.55 - 2.15    26.35 - 27.11
  Aggressive Allocation           2008 5,745,796       7.65 - 7.83  44,674,622          0.61      1.55 - 2.25 (36.57) - (36.12)
  Sub-Account                     2007 5,047,763     12.02 - 12.25  61,541,186          0.02      1.55 - 2.25      1.53 - 2.24
  (Commenced 5/1/2006)            2006 1,876,875     11.84 - 12.01  22,426,140            --      1.40 - 2.25     9.59 - 10.53
MSF T. Rowe Price Large Cap       2009    39,614     27.87 - 29.90   1,161,818          0.32      1.50 - 1.90    40.35 - 40.91
  Growth Sub-Account              2008    27,135     19.86 - 21.22     565,146            --      1.50 - 1.90 (44.05) - (43.82)
  (Commenced 4/28/2008)
MSF Loomis Sayles Small Cap       2009    73,444     25.33 - 29.40   1,990,671            --      1.20 - 2.15    27.16 - 28.38
  Core Sub-Account                2008       926     21.12 - 22.90      20,162            --      1.20 - 1.75 (25.82) - (25.62)
  (Commenced 7/14/2008)
MSF Neuberger Berman Mid Cap      2009    11,335     18.92 - 20.57     225,554          0.60      1.20 - 1.95    44.89 - 45.97
  Value Sub-Account               2008     1,374     13.33 - 14.09      18,573            --      1.20 - 1.75 (40.64) - (40.49)
  (Commenced 7/14/2008)
MSF Met/Dimensional International 2009 1,225,665     14.11 - 14.28  17,436,960            --      1.30 - 2.35    39.40 - 40.87
  Small Company Sub-Account       2008    12,651     10.12 - 10.14     128,139            --      1.30 - 2.05      0.61 - 0.71
  (Commenced 11/10/2008)
MSF Van Eck Global Natural        2009 1,195,095     14.65 - 14.80  17,635,926            --      1.30 - 2.20    35.00 - 35.82
  Resources Sub-Account
  (Commenced 5/4/2009)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                             AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       --------------------------- ----------- ------------- ---------------- -------------------
Van Kampen LIT Capital Growth     2009    26,829              4.36     117,046          0.11             1.40            63.78
  Sub-Account                     2008    33,379              2.66      88,923          0.55             1.40           (49.70)
                                  2007 1,659,770       5.28 - 5.59   9,156,031            --      1.50 - 2.30    13.98 - 15.33
                                  2006 1,033,865       4.59 - 4.87   4,964,651            --      1.40 - 2.30      0.30 - 1.43
                                  2005    88,859       4.53 - 4.61     402,324          0.27      1.40 - 2.30      4.67 - 6.44
Van Kampen LIT Growth and         2009 6,896,039      5.97 - 22.55 107,604,807          3.60      0.95 - 1.90    21.78 - 22.94
  Income Sub-Account              2008 4,699,178      4.87 - 18.34  57,517,543          1.50      0.95 - 1.90 (33.49) - (32.85)
                                  2007 3,069,791      7.27 - 27.31  49,067,204          1.01      0.95 - 1.90      0.58 - 1.55
                                  2006 1,465,291      7.17 - 14.19  20,351,040          2.60      1.40 - 1.90    13.80 - 14.62
                                  2005    43,633      6.26 - 12.16     272,973          1.17      1.40 - 1.90      2.34 - 8.46
Federated Equity Income           2009     4,805              4.44      21,331          4.49             1.40            13.65
  Sub-Account                     2008     4,805              3.91      18,768          3.71             1.40           (31.42)
                                  2007     5,473              5.70      31,173          4.43             1.40             0.63
                                  2006    17,127              5.66      96,942          2.18             1.40            21.43
                                  2005    18,507              4.66      86,264          2.24             1.40             1.90
Federated High Income Bond        2009     3,582              7.34      26,300          8.35             1.40            50.72
  Sub-Account                     2008    10,612              4.87      51,695         10.07             1.40           (27.03)
                                  2007    18,999              6.68     126,835          7.93             1.40             1.98
                                  2006    20,273              6.55     132,703          8.52             1.40             9.27
                                  2005    22,143              5.99     132,652          8.76             1.40             1.23
Federated Mid Cap Growth          2009    16,363              4.81      78,667            --             1.40            28.80
  Strategies Sub-Account          2008    19,463              3.73      72,650            --             1.40           (44.28)
                                  2007    20,874              6.70     139,853            --             1.40            16.37
                                  2006    32,906              5.76     189,442            --             1.40             6.73
                                  2005    35,001              5.39     188,801            --             1.40            11.14
Neuberger Berman Genesis          2009       697             12.60       8,785            --             0.89            25.13
  Sub-Account                     2008       809             10.07       8,146          3.68             0.89           (33.45)
                                  2007       927             15.13      14,022          0.14             0.89            20.72
                                  2006     1,051             12.53      13,167          1.05             0.89             6.31
                                  2005     1,183             11.79      13,953            --             0.89            15.27
Alger Small Cap Growth            2009 6,156,883       8.32 - 8.44  51,552,207            --      1.25 - 1.40    43.49 - 43.70
  Sub-Account                     2008 6,485,576       5.80 - 5.87  37,826,339            --      1.25 - 1.40 (47.35) - (47.27)
                                  2007 7,147,895     11.01 - 11.13  79,134,670            --      1.25 - 1.40    15.60 - 15.78
                                  2006 7,749,990       9.53 - 9.61  74,178,889            --      1.25 - 1.40    18.35 - 18.53
                                  2005 8,307,133       8.05 - 8.11  67,142,470            --      1.25 - 1.40    15.26 - 15.43
T. Rowe Price Growth Sub-Account  2009    97,059             72.05   6,993,261          0.21             0.89            41.98
                                  2008   104,973             50.75   5,327,165          0.40             0.89           (42.77)
                                  2007   118,255             88.67  10,486,221          0.60             0.89             9.38
                                  2006   128,359             81.07  10,405,667          0.62             0.89             5.62
                                  2005   142,212             71.72  10,198,928          0.07             0.89             5.62
T. Rowe Price International Stock 2009    72,797             12.06     877,970          2.49             0.89            50.86
  Sub-Account                     2008    76,425              7.99     610,995          1.51             0.89           (48.48)
                                  2007    87,971             15.52   1,365,106          1.62             0.89            12.42
                                  2006    96,658             13.80   1,334,230          1.20             0.89            18.21
                                  2005   102,719             11.68   1,199,507          1.45             0.89            15.24

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                           AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------- --------------------------------------------------
                                                   UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                       LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     --------------------------- ----------- ------------- ---------------- -------------------
T. Rowe Price Prime Reserve     2009    76,856             18.22   1,400,475          0.22             0.89            (0.70)
  Sub-Account                   2008   120,897             18.35   2,218,473          2.47             0.89             1.64
                                2007    96,955             18.05   1,750,411          4.77             0.89             3.94
                                2006    87,463             17.37   1,519,155          4.55             0.89             3.64
                                2005    82,793             16.76   1,387,505          2.70             0.89             1.81
Janus Aspen Worldwide           2009       999              6.29       6,285          1.43             0.89            36.49
  Sub-Account                   2008     1,089              4.61       5,018          1.21             0.89           (45.15)
                                2007     1,182              8.40       9,932          0.76             0.89             8.65
                                2006     1,276              7.73       9,873          1.77             0.89            17.16
                                2005     1,375              6.60       9,075          1.36             0.89             4.93
American Funds Global Small     2009 2,262,060     24.30 - 27.34  58,608,602          0.31      0.89 - 1.90    58.26 - 59.86
  Capitalization Sub-Account    2008 1,683,911     15.35 - 17.10  27,428,704            --      0.89 - 1.90 (54.33) - (49.46)
                                2007   985,561     34.16 - 37.13  35,036,450          2.98      0.89 - 1.75    19.31 - 20.35
                                2006   666,735     29.64 - 30.85  19,777,453          0.46      0.89 - 1.35    22.39 - 22.96
                                2005   470,780     24.22 - 25.09  11,408,824          0.90      0.89 - 1.35    23.68 - 24.24
American Funds Growth           2009 3,225,880   106.24 - 153.09 419,749,811          0.71      0.89 - 2.30    36.24 - 38.18
  Sub-Account                   2008 2,453,157    77.98 - 110.79 231,101,074          1.04      0.89 - 2.30 (45.25) - (44.47)
                                2007 1,458,315   142.42 - 199.51 245,762,919          0.98      0.89 - 2.30     9.78 - 11.35
                                2006   729,519   129.74 - 179.18 111,503,370          1.17      0.89 - 2.30      7.72 - 9.24
                                2005   208,063   120.44 - 164.02  30,740,407          0.78      0.89 - 2.30     6.63 - 15.16
American Funds Growth-Income    2009 2,398,146    75.40 - 108.65 219,689,912          1.74      0.89 - 2.30    28.26 - 30.08
  Sub-Account                   2008 1,942,091     58.79 - 83.53 136,811,504          2.00      0.89 - 2.30 (39.27) - (38.40)
                                2007 1,369,874    96.80 - 135.60 156,224,069          1.92      0.89 - 2.30      2.64 - 4.11
                                2006   687,630    94.31 - 130.25  76,344,065          2.27      0.89 - 2.30    12.59 - 14.18
                                2005   199,680    83.76 - 114.07  20,563,346          1.49      0.89 - 2.30      4.51 - 4.90
American Funds Global Growth    2009 6,579,263     22.30 - 26.47 161,438,857          1.51      0.95 - 2.30    39.07 - 40.96
  Sub-Account                   2008 5,818,048     16.04 - 18.78 101,450,809          2.17      0.95 - 2.30 (39.80) - (38.97)
  (Commenced 11/7/2005)         2007 3,676,314     26.64 - 30.77 104,847,881          3.27      0.95 - 2.30    12.22 - 13.76
                                2006 1,374,016     23.74 - 25.90  34,540,668          0.78      1.40 - 2.30    17.70 - 18.76
                                2005    22,386     20.17 - 21.81     473,459            --      1.40 - 2.30      7.09 - 7.25
American Funds Bond             2009 3,608,245     14.77 - 16.66  57,212,613          3.86      0.95 - 1.90    10.49 - 11.54
  Sub-Account                   2008 1,887,421     13.37 - 14.94  27,017,111          9.06      0.95 - 1.90 (11.06) - (10.21)
  (Commenced 6/1/2007)          2007   413,860     15.27 - 16.64   6,639,941          8.01      0.95 - 1.75      0.28 - 2.19
FTVIPT Mutual Shares Securities 2009 4,784,657     17.47 - 19.80  88,554,450          2.02      0.95 - 1.90    23.67 - 24.86
  Sub-Account                   2008 3,944,854     14.13 - 15.86  58,571,142          3.27      0.95 - 1.90 (38.30) - (37.71)
  (Commenced 11/7/2005)         2007 3,006,411     22.90 - 25.46  71,392,728          1.37      0.95 - 1.90      1.52 - 2.50
                                2006 1,273,727     22.56 - 23.49  29,530,718          0.99      1.50 - 1.90    16.16 - 16.62
                                2005    11,181     18.72 - 20.33     217,513            --      1.40 - 2.30      4.64 - 4.79
FTVIPT Templeton Foreign        2009 2,655,441     12.40 - 29.04  70,515,555          3.05      1.55 - 2.30    33.93 - 34.94
  Securities Sub-Account        2008 2,485,260      9.21 - 21.55  48,551,609          2.33      1.55 - 2.30 (41.74) - (41.30)
  (Commenced 11/7/2005)         2007 1,778,828     15.73 - 36.77  56,498,732          1.81      1.55 - 2.30    12.82 - 13.67
                                2006   946,611     13.88 - 32.88  24,137,809          1.33      1.40 - 2.30    18.69 - 19.76
                                2005    33,847     11.86 - 25.00     813,751            --      1.40 - 2.30      4.87 - 5.02
FTVIPT Templeton Growth         2009 3,416,400     10.05 - 14.52  42,694,521          3.11      0.95 - 1.90    28.64 - 29.86
  Securities Sub-Account        2008 2,828,128      7.79 - 11.26  27,929,783          1.79      0.95 - 1.90 (43.41) - (42.87)
  (Commenced 11/7/2005)         2007 2,063,301     13.72 - 19.85  38,096,365          1.31      0.95 - 1.90      0.41 - 1.37
                                2006   784,417     18.41 - 19.72  15,182,959          0.76      1.50 - 1.90       19.52 - 20
                                2005        --     15.41 - 15.57          --            --      1.50 - 1.90      4.78 - 4.84

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------------------------- ----------- ------------- ---------------- -------------------
FTVIPT Franklin Income          2009  3,157,996     35.91 - 47.14 134,091,525          8.01      0.95 - 2.25    32.58 - 34.31
  Securities Sub-Account        2008  2,613,572     27.09 - 35.10  82,449,457          5.48      0.95 - 2.25 (31.23) - (30.32)
  (Commenced 11/7/2005)         2007  1,974,360     39.38 - 50.37  88,519,218          3.16      0.95 - 2.25      1.44 - 2.77
                                2006    664,025     38.83 - 45.21  28,820,820          2.35      1.40 - 2.25    15.62 - 16.60
                                2005      4,136     33.58 - 38.78     150,925            --      1.40 - 2.25      0.82 - 0.96
FTVIPT Templeton Global Bond    2009  2,853,081     14.93 - 16.31  44,636,060         14.21      0.95 - 1.75    16.62 - 17.56
  Securities Sub-Account        2008  1,462,599     12.80 - 13.87  19,575,877          3.50      0.95 - 1.75      4.36 - 5.20
  (Commenced 6/1/2007)          2007    318,925     12.27 - 13.18   4,080,871          0.01      0.95 - 1.75      3.66 - 9.78
FTVIPT Franklin Small Cap Value 2009  1,787,114       7.31 - 7.46  13,205,263          1.66      0.95 - 1.75    26.91 - 27.94
  Securities Sub-Account        2008    856,253       5.76 - 5.83   4,965,586          1.04      0.95 - 1.75 (34.18) - (33.65)
  (Commenced 6/1/2007)          2007    251,664       8.75 - 8.79   2,208,487            --      0.95 - 1.75  (14.60) - (3.45)
UIF Equity and Income           2009 17,747,381     13.63 - 14.52 249,400,082          2.82      0.95 - 1.90    20.19 - 21.33
  Sub-Account                   2008 13,625,412     11.34 - 11.97 158,238,412          2.44      0.95 - 1.90 (24.14) - (23.41)
  (Commenced 11/7/2005)         2007 10,934,412     14.95 - 15.63 166,104,798          2.06      0.95 - 1.90      1.41 - 2.38
                                2006  4,592,861     14.74 - 14.96  68,376,576          0.79      1.50 - 1.90    10.46 - 10.91
                                2005         --     13.34 - 13.49          --            --      1.50 - 1.90      2.16 - 2.22
UIF U.S Real Estate Sub-Account 2009  2,542,094     18.43 - 38.47  56,466,102          3.31      0.95 - 1.90    25.93 - 27.14
  (Commenced 11/7/2005)         2008  2,248,952     14.64 - 30.26  38,153,749          3.39      0.95 - 1.90 (39.07) - (38.49)
                                2007  2,043,530     24.02 - 49.19  52,908,525          2.27      0.95 - 1.90 (18.64) - (17.86)
                                2006    928,174     29.52 - 30.20  27,806,209          0.66      1.50 - 1.90    35.46 - 36.00
                                2005         --      21.8 - 22.20          --            --      1.50 - 1.90      7.52 - 7.59
UIF U.S. Mid Cap Value          2009  1,763,519       8.62 - 8.84  15,401,650          1.18      0.95 - 1.75    36.75 - 37.84
  Sub-Account                   2008  1,130,852       6.31 - 6.41   7,194,408          0.78      0.95 - 1.75 (42.44) - (41.98)
  (Commenced 6/1/2007)          2007    257,428     10.95 - 11.05   2,833,669          0.17      0.95 - 1.75   (6.13) - (6.63)
Pioneer VCT Bond Sub-Account    2009    193,471     11.33 - 11.52   2,213,875          5.14      1.20 - 1.95    15.02 - 15.89
  (Commenced 7/14/2008)         2008      8,267       9.87 - 9.94      82,002          1.64      1.20 - 1.75   (3.38) - (3.13)
Pioneer VCT Cullen Value        2009    223,412       8.19 - 8.44   1,867,892          0.70      1.20 - 2.15    13.26 - 14.34
  Sub-Account                   2008     21,316       7.29 - 7.38     156,566            --      1.20 - 1.75 (21.91) - (21.71)
  (Commenced 7/14/2008)
Pioneer VCT Emerging Markets    2009     60,035     16.18 - 17.74   1,020,914          0.63      1.20 - 2.15    70.32 - 71.96
  Sub-Account                   2008      4,387      9.83 - 10.32      43,804            --      1.20 - 1.75 (50.82) - (50.69)
  (Commenced 7/14/2008)
Pioneer VCT Equity Income       2009     20,833     16.12 - 17.79     354,460          3.38      1.20 - 2.15    11.47 - 12.53
  Sub-Account                   2008      2,134     15.01 - 15.22      32,445          0.69      1.60 - 1.75 (22.10) - (22.05)
  (Commenced 7/14/2008)
Pioneer VCT Fund Sub-Account    2009     26,714       8.09 - 8.70     228,777          1.60      1.20 - 1.95    22.50 - 23.42
  (Commenced 7/14/2008)         2008      5,631       6.72 - 7.05      39,673          0.69      1.20 - 1.75 (24.80) - (24.61)
Pioneer VCT High Yield          2009    112,273     10.39 - 10.50   1,172,740          5.12      1.20 - 1.95    56.94 - 58.12
  Sub-Account                   2008      1,528       6.63 - 6.64      10,146          2.82      1.20 - 1.60 (33.23) - (33.11)
  (Commenced 7/14/2008)
Pioneer VCT Ibbotson Growth     2009  1,257,274     13.28 - 13.78  16,934,322          2.87      1.20 - 1.95    30.11 - 31.09
  Allocation Sub-Account        2008    346,884     10.21 - 10.51   3,587,235            --      1.20 - 1.95 (27.48) - (27.22)
  (Commenced 7/14/2008)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                            AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------------------------- ----------- ------------- ---------------- -------------------
Pioneer VCT Ibbotson Moderate   2009  1,818,031     12.95 - 13.60  24,317,338          3.10      1.20 - 2.20    28.59 - 29.89
  Allocation Sub-Account        2008    109,195     10.23 - 10.47   1,127,161            --      1.20 - 1.80 (24.71) - (24.50)
  (Commenced 7/14/2008)
Pioneer VCT Mid Cap Value       2009  1,309,529     24.92 - 28.91  35,037,503          1.29      0.95 - 1.95    22.85 - 24.08
  Sub-Account                   2008  1,105,223     20.42 - 23.30  23,891,796          0.87      0.95 - 1.90 (35.01) - (34.39)
  (Commenced 11/7/2005)         2007    813,072     31.43 - 35.50  26,728,784          0.54      0.95 - 1.90      3.35 - 4.34
                                2006    262,287     30.41 - 31.88   8,219,057            --      1.50 - 1.90    10.16 - 10.60
                                2005         --     27.60 - 28.83          --            --      1.50 - 1.90      6.23 - 6.29
Pioneer VCT Real Estate Shares  2009     16,034     13.78 - 14.80     228,918          4.81      1.20 - 1.95    29.02 - 29.98
  Sub-Account                   2008      3,001     10.87 - 11.38      33,133          1.71      1.20 - 1.75 (32.64) - (32.47)
  (Commenced 7/14/2008)
LMPVET ClearBridge Variable     2009  1,757,714     11.13 - 14.74  21,966,842            --      0.95 - 2.30    39.53 - 41.42
  Small Cap Growth Sub-Account  2008  1,214,861      7.98 - 10.42  10,577,679            --      0.95 - 2.30 (42.06) - (41.27)
  (Commenced 11/7/2005)         2007    754,675     13.77 - 17.53  10,904,358            --      1.10 - 2.30      7.50 - 8.80
                                2006    325,638     12.81 - 13.36   4,282,564          0.46      1.40 - 2.30    10.21 - 11.20
                                2005     15,787     11.63 - 12.01     187,061            --      1.40 - 2.30      5.33 - 5.49
LMPVET ClearBridge Variable     2009    196,692     12.23 - 13.45   2,559,454          1.95      1.50 - 2.30    21.66 - 22.65
  Investors Sub-Account         2008    188,889     10.05 - 10.97   2,012,063          1.09      1.50 - 2.30 (37.09) - (36.59)
  (Commenced 11/7/2005)         2007    279,645     15.98 - 17.30   4,699,165          1.52      1.50 - 2.30      1.53 - 2.35
                                2006    130,370     15.74 - 17.05   2,127,448          2.98      1.40 - 2.30    15.58 - 16.62
                                2005      6,750     13.62 - 14.62      95,594          1.12      1.40 - 2.30      3.58 - 3.73
LMPVET ClearBridge Variable     2009  2,989,079     24.54 - 30.36  83,258,408          1.44      0.95 - 2.30    26.41 - 28.14
  Fundamental Value Sub-Account 2008  2,724,852     19.41 - 23.70  59,326,416          1.83      0.95 - 2.30 (38.03) - (37.18)
  (Commenced 11/7/2005)         2007  2,440,021     31.33 - 37.72  84,463,307          1.55      0.95 - 2.30   (1.05) - (0.31)
                                2006  1,257,495     31.66 - 35.61  43,419,332          3.96      1.40 - 2.30    14.15 - 15.18
                                2005      1,160     27.73 - 30.92      34,376          0.96      1.40 - 2.30      3.30 - 3.45
LMPVET ClearBridge Variable     2009  4,134,838     24.41 - 30.85 116,657,409          2.45      0.95 - 2.30    19.34 - 20.96
  Appreciation Sub-Account      2008  3,070,482     11.00 - 25.50  70,122,225          1.44      0.95 - 2.30 (31.05) - (29.98)
  (Commenced 11/7/2005)         2007  2,591,844     15.95 - 36.42  83,497,462          1.37      0.95 - 2.30      1.22 - 7.39
                                2006  1,236,956     27.95 - 32.05  38,211,834          2.66      1.40 - 2.30    12.19 - 13.21
                                2005      1,722     24.91 - 28.31      47,007          0.48      1.40 - 2.30      2.32 - 2.47
LMPVET ClearBridge Variable     2009 11,503,827      7.29 - 12.01 123,705,924            --      0.95 - 2.30    31.51 - 33.30
  Aggressive Growth Sub-Account 2008 10,751,677       7.58 - 9.01  86,704,540            --      0.95 - 2.30 (41.77) - (40.97)
  (Commenced 11/7/2005)         2007  9,406,900     13.02 - 15.26 127,959,661            --      0.95 - 2.30    (0.82) - 0.54
                                2006  5,468,811     13.12 - 13.68  73,942,504            --      1.40 - 2.30      6.32 - 7.28
                                2005     15,934     12.34 - 12.75     200,186            --      1.40 - 2.30      3.53 - 3.68
LMPVET ClearBridge Variable     2009    557,417     11.50 - 12.63   6,818,703          0.27      1.50 - 2.30    39.14 - 40.27
  Large Cap Growth Sub-Account  2008    629,993       8.27 - 9.01   5,503,740          0.26      1.50 - 2.30 (38.72) - (38.23)
  (Commenced 11/7/2005)         2007    699,543     13.49 - 14.58   9,921,012          0.05      1.50 - 2.30      2.90 - 3.73
                                2006    433,171     13.11 - 14.18   5,945,005          0.30      1.40 - 2.30      2.22 - 3.15
                                2005     15,016     12.83 - 13.74     201,094          0.12      1.40 - 2.30      4.17 - 4.33
LMPVET Investment Counsel       2009     19,412     25.28 - 27.12     515,712          1.43      1.50 - 1.90    20.53 - 21.01
  Variable Social Awareness     2008     25,775     20.97 - 22.41     567,901          2.05      1.50 - 1.90 (26.61) - (26.32)
  Sub-Account                   2007     19,022     28.57 - 30.42     565,965          1.84      1.50 - 1.90      8.80 - 9.24
  (Commenced 11/7/2005)         2006     10,361     26.26 - 27.85     281,509          1.25      1.50 - 1.90      5.67 - 6.09
                                2005         --     24.85 - 26.25          --            --      1.50 - 1.90      3.13 - 3.20

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------- --------------------------------------------------
                                                   UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                       LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     --------------------------- ---------- ------------- ---------------- -------------------
LMPVET ClearBridge Variable     2009 6,144,958      9.34 - 12.06 64,946,351          3.37      0.95 - 1.90    20.32 - 21.47
  Equity Income Builder         2008 5,136,303       7.74 - 9.92 43,322,014          1.13      0.95 - 1.90 (36.25) - (35.58)
  Sub-Account                   2007 4,737,273     12.15 - 15.28 59,957,587          1.99      1.10 - 1.90      0.27 - 5.14
  (Commenced 11/7/2005)         2006   154,474     14.18 - 14.70  2,252,417          2.55      1.40 - 2.25     9.67 - 10.61
                                2005     2,660     12.93 - 13.29     35,068          0.84      1.40 - 2.25      2.63 - 2.77
LMPVET ClearBridge Variable     2009   422,476     12.49 - 13.23  5,469,899          0.64      1.50 - 2.30    37.07 - 38.16
  Capital Sub-Account           2008   459,735       9.11 - 9.58  4,320,213          0.05      1.50 - 2.30 (43.46) - (43.00)
  (Commenced 11/7/2005)         2007   542,230     16.11 - 16.80  8,963,789          0.52      1.50 - 2.30    (0.48) - 0.32
                                2006   284,789     16.19 - 16.82  4,710,142          0.93      1.40 - 2.30    11.04 - 12.04
                                2005     9,633     14.58 - 15.01    142,551          0.35      1.40 - 2.30      3.40 - 3.55
LMPVET Batterymarch Variable    2009   283,735     12.35 - 12.81  3,587,401          3.05      1.50 - 2.00    18.46 - 19.05
  Global Equity Sub-Account     2008   305,136     10.43 - 10.76  3,246,223          0.08      1.50 - 2.00 (42.48) - (42.19)
  (Commenced 11/7/2005)         2007   417,802     18.13 - 18.61  7,705,323          0.61      1.50 - 2.00      2.82 - 3.34
                                2006   290,262     17.41 - 18.08  5,189,364          1.84      1.40 - 2.30    12.59 - 13.60
                                2005    10,041     15.46 - 15.92    159,052          0.46      1.40 - 2.30      3.79 - 3.94
LMPVET ClearBridge Variable     2009   709,577       7.83 - 8.51  5,884,519          2.01      1.50 - 2.30    19.30 - 20.26
  Dividend Strategy Sub-Account 2008   798,585       6.57 - 7.07  5,522,751          2.77      1.50 - 2.30 (30.21) - (29.65)
  (Commenced 11/7/2005)         2007   834,706      9.41 - 10.05  8,243,529          2.90      1.50 - 2.30      4.02 - 4.86
                                2006   321,925       9.04 - 9.59  3,032,256          5.84      1.50 - 2.30    15.26 - 16.18
                                2005     3,967       7.85 - 8.25     31,996          1.35      1.50 - 2.30      1.96 - 2.09
LMPVET Lifestyle Allocation 50% 2009   487,451     14.30 - 15.06  7,231,568          5.06      1.50 - 1.90    29.83 - 30.35
  Sub-Account                   2008   567,873     11.02 - 11.55  6,471,351          3.50      1.50 - 1.90 (28.71) - (28.42)
  (Commenced 11/7/2005)         2007   590,437     15.45 - 16.14  9,409,255          5.14      1.50 - 1.90      1.26 - 1.67
                                2006   177,614     13.97 - 15.88  2,794,996          5.99      1.50 - 1.90      6.19 - 6.61
                                2005        --     14.37 - 14.89         --            --      1.50 - 1.90      2.97 - 3.03
LMPVET Lifestyle Allocation 70% 2009   271,548     12.24 - 12.89  3,447,350          3.60      1.50 - 1.90    30.41 - 30.93
  Sub-Account                   2008   280,357       9.39 - 9.84  2,719,047          2.51      1.50 - 1.90 (34.04) - (33.77)
  (Commenced 11/7/2005)         2007   250,067     14.23 - 14.86  3,668,950          4.65      1.50 - 1.90      1.87 - 2.28
                                2006    23,381     13.97 - 14.53    336,900          3.81      1.50 - 1.90      6.81 - 7.24
                                2005        --     13.08 - 13.55         --            --      1.50 - 1.90      3.86 - 3.93
LMPVET Lifestyle Allocation 85% 2009 3,756,486     11.81 - 13.35 47,576,561          2.64      0.95 - 1.90    29.99 - 31.22
  Sub-Account                   2008 2,668,230      9.09 - 10.18 25,875,933          2.50      0.95 - 1.90 (38.60) - (38.01)
  (Commenced 11/7/2005)         2007 1,057,927     14.80 - 16.41 16,581,727          5.12      0.95 - 1.90      1.41 - 2.38
                                2006    21,392     14.59 - 15.18    320,998          1.97      1.50 - 1.90      7.41 - 7.84
                                2005        --     13.59 - 14.08         --            --      1.50 - 1.90      3.84 - 3.90
LMPVIT Western Asset Variable   2009   231,438       8.89 - 9.23  2,121,940          1.94      1.50 - 2.10    14.97 - 15.66
  Adjustable Rate Income        2008   225,349       7.73 - 7.98  1,788,239          4.30      1.50 - 2.10 (22.82) - (22.35)
  Sub-Account                   2007   310,564     10.02 - 10.28  3,178,900          5.20      1.50 - 2.10   (0.76) - (0.16)
  (Commenced 11/7/2005)         2006   216,326     10.04 - 10.33  2,220,514         11.96      1.40 - 2.25      1.79 - 2.66
                                2005       351      9.87 - 10.06      3,504          3.00      1.40 - 2.25      0.29 - 0.42
LMPVIT Western Asset Variable   2009 2,845,850     15.53 - 18.18 48,249,580         11.34      0.95 - 2.30    52.02 - 54.08
  Global High Yield Bond        2008 2,664,258     10.21 - 11.80 29,373,023         11.01      0.95 - 2.30 (32.40) - (31.48)
  Sub-Account                   2007 2,527,054     15.11 - 16.97 40,738,484          9.95      1.10 - 2.30   (2.35) - (1.17)
  (Commenced 11/7/2005)         2006 1,039,676     15.48 - 16.73 16,994,644         15.93      1.40 - 2.30      8.13 - 9.11
                                2005     3,458     14.31 - 15.33     51,516          6.03      1.40 - 2.30      1.28 - 1.42

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                         AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                   --------------------------------------- -------------------------------------------------
                                                 UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3) TOTAL RETURN(4)
                                                     LOWEST TO         NET        INCOME        LOWEST TO       LOWEST TO
                                       UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                   --------------------------- ----------- ------------- ---------------- ------------------
LMPVIT Western Asset Variable 2009 6,905,823     12.01 - 14.74  93,473,241          0.24      0.95 - 2.30  (2.06) - (0.72)
  Money Market Sub-Account    2008 8,430,488     12.26 - 14.84 115,203,596          2.37      0.95 - 2.30     0.26 - 1.63
  (Commenced 11/7/2005)       2007 3,326,218     12.23 - 14.61  44,647,513          4.76      0.95 - 2.30     2.51 - 3.91
                              2006 1,600,672     11.93 - 13.35  20,676,751          4.63      1.40 - 2.30     2.26 - 3.18
                              2005    15,276     11.66 - 12.94     190,202          0.15      1.40 - 2.30     0.25 - 0.40

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

(3) These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Investors USA Insurance Company:

We have audited the accompanying balance sheets of MetLife Investors USA Insurance Company (the "Company") as of December 31, 2009 and 2008, and the related statements of operations, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of MetLife Investors USA Insurance Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009 and changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
March 23, 2010

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                 BALANCE SHEETS
                           DECEMBER 31, 2009 AND 2008

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                    2009      2008
                                                                  -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $7,842 and $4,697,
     respectively)..............................................  $ 7,805   $ 4,325
  Equity securities available-for-sale, at estimated fair value
     (cost: $4 and $11, respectively)...........................        3         7
  Mortgage loans (net of valuation allowances of $3 and $4,
     respectively)..............................................      605       376
  Policy loans..................................................       50        41
  Real estate joint ventures....................................       29        29
  Other limited partnership interests...........................      282       271
  Short-term investments........................................      835     1,581
  Other invested assets.........................................       37       129
                                                                  -------   -------
     Total investments..........................................    9,646     6,759
Cash and cash equivalents.......................................      412       525
Accrued investment income.......................................       84        54
Premiums and other receivables..................................    6,972     6,604
Deferred policy acquisition costs...............................    2,554     2,082
Current income tax recoverable..................................       --       133
Other assets....................................................      680       616
Separate account assets.........................................   29,958    18,517
                                                                  -------   -------
     Total assets...............................................  $50,306   $35,290
                                                                  =======   =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future policy benefits..........................................  $ 1,444   $   890
Policyholder account balances...................................   10,377     8,706
Other policyholder funds........................................    1,817     1,666
Payables for collateral under securities loaned and other
  transactions..................................................    1,607       888
Current income tax payable......................................       17        --
Deferred income tax liability...................................      400       464
Other liabilities...............................................    1,428     1,518
Separate account liabilities....................................   29,958    18,517
                                                                  -------   -------
     Total liabilities..........................................   47,048    32,649
                                                                  -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 10)

STOCKHOLDER'S EQUITY
Preferred stock, par value $1.00 per share; 200,000 shares
  authorized, issued and outstanding............................       --        --
Common stock, par value $200.00 per share; 15,000 shares
  authorized; 11,000 shares issued and outstanding..............        2         2
Additional paid-in capital......................................    2,520     1,945
Retained earnings...............................................      771       968
Accumulated other comprehensive loss............................      (35)     (274)
                                                                  -------   -------
     Total stockholder's equity.................................    3,258     2,641
                                                                  -------   -------
     Total liabilities and stockholder's equity.................  $50,306   $35,290
                                                                  =======   =======




               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)


                                                             2009     2008     2007
                                                            ------   ------   ------
REVENUES
Premiums..................................................  $  393   $  144   $  154
Universal life and investment-type product policy fees....     745      634      568
Net investment income.....................................     349      253      244
Other revenues............................................     237      127      140
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity
     securities...........................................     (18)     (16)      --
  Other-than-temporary impairments on fixed maturity
     securities transferred to other comprehensive loss...       5       --       --
  Other net investment gains (losses), net................    (614)     799      239
                                                            ------   ------   ------
     Total net investment gains (losses)..................    (627)     783      239
                                                            ------   ------   ------
       Total revenues.....................................   1,097    1,941    1,345
                                                            ------   ------   ------
EXPENSES
Policyholder benefits and claims..........................     457      384      192
Interest credited to policyholder account balances........     409      249      247
Other expenses............................................     613      812      537
                                                            ------   ------   ------
       Total expenses.....................................   1,479    1,445      976
                                                            ------   ------   ------
Income (loss) before provision for income tax.............    (382)     496      369
Provision for income tax expense (benefit)................    (185)     149      104
                                                            ------   ------   ------
Net income (loss).........................................  $ (197)  $  347   $  265
                                                            ======   ======   ======




               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                       STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)


                                                                                      ACCUMULATED OTHER
                                                                                      COMPREHENSIVE LOSS
                                                                                 ---------------------------
                                                                                       NET
                                                           ADDITIONAL              UNREALIZED    OTHER-THAN-
                                        PREFERRED  COMMON    PAID-IN   RETAINED    INVESTMENT     TEMPORARY    TOTAL
                                          STOCK     STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)  IMPAIRMENTS  EQUITY
                                        ---------  ------  ----------  --------  --------------  -----------  ------
Balance at January 1, 2007...........     $  --      $2      $  710      $ 356        $  (1)        $  --     $1,067
Capital contribution from MetLife
  Insurance Company of Connecticut...                           250                                              250
Comprehensive income (loss):
  Net income.........................                                      265                                   265
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax....................                                                    (1)                      (1)
     Unrealized investment gains
       (losses), net of related
       offsets and income tax........                                                    (6)                      (6)
                                                                                                              ------
     Other comprehensive loss........                                                                             (7)
                                                                                                              ------
  Comprehensive income...............                                                                            258
                                          -----      --      ------      -----        -----         -----     ------
Balance at December 31, 2007.........        --       2         960        621           (8)           --      1,575
Capital contribution from MetLife
  Insurance Company of Connecticut...                           985                                              985
Comprehensive income (loss):
  Net income.........................                                      347                                   347
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax....................                                                     1                        1
     Unrealized investment gains
       (losses), net of related
       offsets and income tax........                                                  (267)                    (267)
                                                                                                              ------
     Other comprehensive loss........                                                                           (266)
                                                                                                              ------
  Comprehensive income...............                                                                             81
                                          -----      --      ------      -----        -----         -----     ------
Balance at December 31, 2008.........        --       2       1,945        968         (274)           --      2,641
Capital contribution from MetLife
  Insurance Company of Connecticut...                           575                                              575
Comprehensive income (loss):
  Net loss...........................                                     (197)                                 (197)
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax....................                                                     1                        1
     Unrealized investment gains
       (losses), net of related
       offsets and income tax........                                                   240            (2)       238
                                                                                                              ------
     Other comprehensive income......                                                                            239
                                                                                                              ------
  Comprehensive income...............                                                                             42
                                          -----      --      ------      -----        -----         -----     ------
Balance at December 31, 2009.........       $--      $2      $2,520      $ 771        $ (33)          $(2)    $3,258
                                          =====      ==      ======      =====        =====         =====     ======




               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                            STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                  (IN MILLIONS)


                                                                 2009      2008      2007
                                                               -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)............................................  $  (197)  $   347   $   265
Adjustments to reconcile net income (loss) to net cash (used
  in) provided by operating activities:
  Depreciation and amortization expenses.....................       15        13         9
  Amortization of premiums and accretion of discounts
     associated with investments, net........................      (25)      (10)       (1)
  (Gains) losses from sales of investments, net..............      627      (783)     (239)
  Gain from recapture of ceded reinsurance...................       --        --       (22)
  Undistributed equity earnings of real estate joint ventures
     and other limited partnership interests.................        3        23         4
  Interest credited to policyholder account balances.........      409       249       247
  Universal life and investment-type product policy fees.....     (745)     (634)     (568)
  Change in accrued investment income........................      (30)       --         1
  Change in premiums and other receivables...................   (1,694)   (2,050)     (331)
  Change in deferred policy acquisition costs, net...........     (531)     (208)     (268)
  Change in insurance-related liabilities....................      753       805       243
  Change in income tax recoverable (payable).................      (42)      161       191
  Change in other assets.....................................      275       250       288
  Change in other liabilities................................     (109)    1,140       248
  Other, net.................................................       --         1        --
                                                               -------   -------   -------
Net cash (used in) provided by operating activities..........   (1,291)     (696)       67
                                                               -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturity securities..................................    2,948     1,899     1,463
  Equity securities..........................................        7         3         7
  Mortgage loans.............................................       31        72       105
  Real estate joint ventures.................................       --         1        --
  Other limited partnership interests........................       46        20         7
Purchases of:
  Fixed maturity securities..................................   (6,059)   (2,313)   (1,756)
  Equity securities..........................................       (2)       --        --
  Mortgage loans.............................................     (259)      (49)      (33)
  Real estate joint ventures.................................       (5)      (16)      (13)
  Other limited partnership interests........................      (75)     (118)     (178)
Net change in short-term investments.........................      837    (1,198)     (128)
Net change in other invested assets..........................      (84)      (72)      (21)
Other, net...................................................       (9)       (2)       --
                                                               -------   -------   -------
Net cash used in investing activities........................   (2,624)   (1,773)     (547)
                                                               -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits...................................................    4,851     3,683     7,737
  Withdrawals................................................   (2,343)   (1,290)   (7,481)
Net change in payables for collateral under securities loaned
  and other transactions.....................................      719       (40)       27
Long-term debt repaid -- affiliated..........................       --      (435)       --
Capital contribution from MetLife Insurance Company of
  Connecticut................................................      575       985       250
                                                               -------   -------   -------
Net cash provided by financing activities....................    3,802     2,903       533
                                                               -------   -------   -------
Change in cash and cash equivalents..........................     (113)      434        53
Cash and cash equivalents, beginning of year.................      525        91        38
                                                               -------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................  $   412   $   525   $    91
                                                               =======   =======   =======
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:
  Interest...................................................  $    --   $    20   $    31
                                                               =======   =======   =======
  Income tax.................................................  $  (142)  $   (12)  $   (87)
                                                               =======   =======   =======




               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                        NOTES TO THE FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     MetLife Investors USA Insurance Company (the "Company"), a Delaware domiciled life insurance company is a wholly-owned subsidiary of MetLife Insurance Company of Connecticut ("MICC"). MICC is a subsidiary of MetLife, Inc. ("MetLife"). The Company markets, administers and insures a broad range of term life and universal and variable life insurance policies and variable and fixed annuity contracts.

  BASIS OF PRESENTATION

     Certain amounts in the prior years financial statements have been reclassified to conform with the 2009 presentation.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements.

     A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

     In June 2009, the Financial Accounting Standards Board ("FASB") approved FASB Accounting Standards Codification ("Codification") as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental entities. Codification changed the referencing and organization of accounting guidance without modification of existing GAAP. Since it did not modify existing GAAP, Codification did not have any impact on the Company's financial condition or results of operations. On the effective date of Codification, substantially all existing non-SEC accounting and reporting standards were superseded and, therefore, are no longer referenced by title in the accompanying financial statements.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's balance sheets. In addition, the notes to these financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with the same credit standing. It requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value the Company considers three broad valuation techniques: (i) the market approach; (ii) the income approach; and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of input to its valuation. The input levels are as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     Prior to January 1, 2009, the measurement and disclosures of fair value based on exit price excluded certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value on a nonrecurring basis.

  Investments

     The Company's principal investments are fixed maturity securities, mortgage loans and short-term investments. The accounting policies related to each of the Company's investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover. See also Note 2.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below cost or amortized cost recovers; (vii) with respect to equity securities, whether the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost; (viii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and
     (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Effective April 1, 2009, the Company prospectively adopted new guidance on the recognition and presentation of other-than-temporary impairment ("OTTI") losses as described in "Adoption of New Accounting Pronouncements -- Financial Instruments." The new guidance requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     ("noncredit loss") is recorded as other comprehensive income (loss). There was no change for equity securities which, when an OTTI has occurred, continue to be impaired for the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          Prior to the adoption of the new OTTI guidance, the Company recognized in earnings an OTTI for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of estimated fair value to the security's amortized cost basis. Also, prior to the adoption of this guidance, the entire difference between the fixed maturity security's amortized cost basis and its estimated fair value was recognized in earnings if it was determined to have an OTTI.

          With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

          With respect to perpetual hybrid securities that have attributes of both debt and equity, some of which are classified as fixed maturity securities and some of which are classified as non-redeemable preferred stock within equity securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          Upon adoption of the new OTTI guidance, the Company's methodology and significant inputs used to determine the amount of the credit loss are as follows:

          (i) The Company calculates the recovery value of fixed maturity securities by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

          (ii) When determining the collectability and the period over which the fixed maturity security is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

          (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

          (iv) When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process which incorporates available information and management's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates and the overall macroeconomic conditions.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. These impairments are included within net investment gains (losses). The Company does not change the revised cost basis for subsequent recoveries in value.

          In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

          The Company has invested in certain structured transactions that are variable interest entities ("VIEs"). These structured transactions include hybrid securities and other limited partnership interests. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on an annual basis.

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans. Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, loan specific valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate; (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent; or (iii) the loan's observable market price. The Company also establishes allowances for loan losses for pools of loans with similar characteristics, such as mortgage loans based on similar property types, similar loan-to-value, or similar debt service coverage ratio factors when, based on past experience, it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to accrue for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     receipts on such impaired loans are recorded in accordance with the loan agreement as a reduction of principal and/or as interest income. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has significant influence or more than a 20% interest. For certain of those joint ventures the Company records its share of earnings using a three-month lag methodology for all instances where the timely financial information is available and the contractual right exists to receive such financial information. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, which are described in the derivatives accounting policy which follows.

     The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

     When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs to these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

     The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

     The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The accounting rules for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The primary beneficiary is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

     When assessing the expected losses to determine the primary beneficiary for structured investment products such as asset-backed securitizations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as hybrid securities, joint ventures and limited partnerships, the Company takes into consideration the design of the VIE and generally uses a qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


contractual and implied rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability- weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage risks relating to its ongoing business. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact in the financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the balance sheets.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity and the deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item. However, accruals that are not scheduled to settle until maturity are included in the estimated fair value of derivatives in the balance sheets.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Computer Software

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $66 million and $49 million at December 31, 2009 and 2008, respectively. Accumulated amortization of capitalized software was $25 million and $15 million at December 31, 2009 and 2008, respectively. Related amortization expense was $10 million, $9 million and $6 million for the years ended December 31, 2009, 2008 and 2007, respectively.

  Deferred Policy Acquisition Costs

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions and agency and policy issuance expenses. The recovery of DAC is dependent upon the future profitability of the related business.

     DAC on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC related to non-participating and non-dividend paying traditional contracts (primarily term insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance is caused only by variability in premium volumes.

     The Company amortizes DAC related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year the Company reviews the deferred sales inducements to determine the recoverability of these balances.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Value of Distribution Agreements

     Value of distribution agreements ("VODA") is reported in other assets and represents the present value of future profits associated with the expected future business derived from the distribution agreements. The VODA associated with past acquisitions contributed to the Company by MetLife is amortized over useful life ranging from 10 to 30 years and such amortization is included in other expenses. Each year the Company reviews VODA to determine the recoverability of these balances.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for future policy benefit liabilities on non-participating traditional life insurance range from 5% to 7%.

     Future policy benefit liabilities for traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 9%.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefits relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefits ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefits ("GMAB") and settlement features in certain GMIB described above provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net investment gains (losses).

     At inception of the GMWB, GMAB and certain GMIB contracts, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The fair values for these embedded derivatives are then estimated based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. Beginning in 2008, the valuation of these embedded derivatives includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of these embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB guarantees that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of these embedded derivatives is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and
(ii) credited interest, ranging from 2% to 12%, less expenses, mortality charges and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net investment gains (losses) as part of the estimated fair value of embedded derivatives.

  Other Revenues

     Other revenues include fees on reinsurance financing agreements and advisory fees. Such fees are recognized in the period in which services are performed.

  Income Taxes

     The Company joins with MICC in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii) future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 9) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

     The Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

     Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

  Foreign Currency

     In prior periods, the Company participated in reinsurance transactions with a foreign company. Balance sheet accounts are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur. Translation adjustments and gains and losses from foreign currency transactions were less than $1 million for the years ended December 31, 2008 and 2007.

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's net income or cash flows in particular annual periods.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts are comprised of actively traded mutual funds. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

     As more fully described in "Summary of Significant Accounting Policies and Critical Accounting Estimates," effective April 1, 2009, the Company adopted new OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities.

     The Company had no net cumulative effect adjustment of adopting the OTTI guidance to retained earnings to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009.

     As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $5 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

     Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its financial statements.

     The following new pronouncements relating to financial instruments had no material impact on the Company's financial statements:

     - Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions.

     - Effective December 31, 2008, the Company adopted new guidance on the recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets. This new guidance more closely aligns the determination of whether an OTTI has occurred for a beneficial interest in a securitized financial asset with the original guidance for fixed maturity securities classified as available-for-sale or held-to-maturity.

     - Effective January 1, 2008, the Company adopted new guidance relating to application of the shortcut method of accounting for derivative instruments and hedging activities. This guidance permits interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by current accounting guidance on fair value measurements, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace.

     - Effective January 1, 2008, the Company adopted new guidance that permits a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset. This new guidance

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


       also includes certain terminology modifications. Upon adoption of this guidance, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements.

  Business Combinations and Noncontrolling Interests

     Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the financial statements. Under this new guidance:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - Net income (loss) includes amounts attributable to noncontrolling interests.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The adoption of this guidance on a prospective basis did not have an impact on the Company's financial statements. As the Company did not have a minority interest, the adoption of this guidance, which required retrospective application of presentation requirements of noncontrolling interest, did not have an impact on the Company's financial statements.

     Effective January 1, 2009, the Company adopted prospectively new guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Fair Value

     Effective January 1, 2008, the Company adopted new fair value measurements guidance which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied this guidance prospectively to assets and liabilities measured at fair value. The adoption of this guidance changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs, as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of this guidance also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in valuation of embedded derivatives associated with guarantees on annuity contracts resulted from the incorporation of risk margins associated with non-capital market inputs and the inclusion of the Company's own credit standing in their valuation. At January 1, 2008, the impact of adopting the guidance on assets and liabilities measured at estimated fair value was $63 million ($41 million, net of income tax) and was recognized as a change in estimate in the accompanying statement of operations where it was presented in the respective statement of operations caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's net income in future periods. The Company provided all of the material disclosures in Note 4.

     Effective April 1, 2009, the Company adopted new guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its financial statements. This adoption did not have any other material impact on the Company's financial statements.

     The following new pronouncements relating to fair value had no material impact on the Company's financial statements:

     - In February 2007, the FASB issued guidance related to the fair value option for financial assets and financial liabilities. This guidance permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

     - Effective September 30, 2008, the Company adopted new guidance relating to the fair value measurements of financial assets when the market for those assets is not active. It provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value.

     - Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     - Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

     - Effective December 31, 2009, the Company adopted new guidance on: (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

     - Effective December 31, 2009, the Company adopted new guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Other Pronouncements

     Effective April 1, 2009, the Company adopted prospectively new guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the required disclosures in its financial statements.

     Effective December 31, 2008, the Company adopted new guidance relating to disclosures by public entities about transfers of financial assets and interests in VIEs. This guidance requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in VIEs. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest in the VIE or is its sponsor. The Company provided all of the material disclosures in its financial statements.

     The following new pronouncements had no material impact on the Company's financial statements:

     - Effective January 1, 2008, the Company prospectively adopted new guidance on the sale of real estate when the agreement includes a buy-sell clause. This guidance addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity and concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance.

     - Effective January 1, 2007, the Company adopted new guidance on income taxes. This guidance clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. It requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


       no longer meet this standard are required to be charged to earnings in the period that such determination is made.

     - Effective January 1, 2007, the Company adopted new guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in guidance relating to accounting and reporting by insurance enterprises for long-duration contracts and for realized gains and losses from the sale of investments. As a result of the adoption of the new guidance, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the FASB issued new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3 (Accounting Standards Update ("ASU") 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements). In addition, this guidance provides clarification of existing disclosure requirements about (a) level of disaggregation and (b) inputs and valuation techniques. The update is effective for the first quarter of 2010. The Company is currently evaluating the impact of this guidance on its financial statements.

     In June 2009, the FASB issued additional guidance related to financial instrument transfers (ASU 2009-16, Transfers and Servicing (Topic 860):
Accounting for Transfers of Financial Assets) and evaluation of VIEs for consolidation (ASU 2009-17, Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities). The guidance is effective for the first quarter of 2010:

     - The financial instrument transfer guidance eliminates the concept of a "QSPE," eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The guidance also requires additional disclosures about transfers of financial assets, including securitized transactions, as well as a company's continuing involvement in transferred financial assets. The Company does not expect the adoption of the new guidance to have a material impact on the Company's financial statements.

     - The consolidation guidance relating to VIEs changes the determination of the primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. The guidance also changes when reassessment is needed, as well as requires enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements. The Company does not expect the adoption of the new guidance to have a material impact on the Company's financial statements. Subsequently, this guidance was indefinitely deferred for an interest in an entity that has the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting purposes that are consistent with those followed by investment companies (ASU 2010-10, Consolidation (Topic 810): Amendments to Statement 167 for Certain Investment Funds).

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities and the percentage that each sector represents by the respective

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


total holdings for the periods shown. The unrealized loss amounts presented below at December 31, 2009 include the noncredit loss component of OTTI loss:

                                                           DECEMBER 31, 2009
                                      ----------------------------------------------------------
                                                       GROSS UNREALIZED
                                       COST OR    --------------------------   ESTIMATED
                                      AMORTIZED          TEMPORARY     OTTI       FAIR      % OF
                                         COST     GAIN      LOSS       LOSS      VALUE     TOTAL
                                      ---------   ----   ---------   -------   ---------   -----
                                                             (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities...........    $2,893    $112      $ 60     $    --     $2,945     37.8%
RMBS................................     1,379      34        44           3      1,366     17.5
Foreign corporate securities........       943      42        18          --        967     12.4
U.S. Treasury and agency
  securities........................       919       5        65          --        859     11.0
CMBS................................       738       5        31          --        712      9.1
ABS.................................       525      11        26           1        509      6.5
State and political subdivision
  securities........................       358       5        12          --        351      4.5
Foreign government securities.......        87       9        --          --         96      1.2
                                        ------    ----      ----     -------     ------    -----
  Total fixed maturity securities
     (1), (2).......................    $7,842    $223      $256         $ 4     $7,805    100.0%
                                        ======    ====      ====     =======     ======    =====
EQUITY SECURITIES:
Common stock........................    $    2    $ --      $ --         $--     $    2     66.7%
Non-redeemable preferred stock (1)..         2      --         1          --          1     33.3
                                        ------    ----      ----     -------     ------    -----
  Total equity securities (3).......    $    4    $ --      $  1         $--     $    3    100.0%
                                        ======    ====      ====     =======     ======    =====




                                                             DECEMBER 31, 2008
                                              -----------------------------------------------
                                                                GROSS
                                               COST OR        UNREALIZED    ESTIMATED
                                              AMORTIZED     -------------      FAIR      % OF
                                                 COST       GAIN     LOSS     VALUE     TOTAL
                                              ---------     ----     ----   ---------   -----
                                                               (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities...................    $1,708      $ 25     $202     $1,531     35.4%
RMBS........................................       979        19       92        906     20.9
Foreign corporate securities................       468         6       54        420      9.7
U.S. Treasury and agency securities.........       458       131       --        589     13.6
CMBS........................................       521        --      116        405      9.4
ABS.........................................       404        --       85        319      7.4
State and political subdivision securities..        91        --       18         73      1.7
Foreign government securities...............        68        16        2         82      1.9
                                                ------      ----     ----     ------    -----
  Total fixed maturity securities (1), (2)..    $4,697      $197     $569     $4,325    100.0%
                                                ======      ====     ====     ======    =====
EQUITY SECURITIES:
Common stock................................    $   --      $ --     $ --     $   --       --%
Non-redeemable preferred stock (1)..........        11        --        4          7    100.0
                                                ------      ----     ----     ------    -----
  Total equity securities (3)...............    $   11      $ --     $  4     $    7    100.0%
                                                ======      ====     ====     ======    =====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) At time of acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature, as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as equity securities within non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." The following table presents the perpetual hybrid securities held by the Company at:

                                                                                 DECEMBER 31,
                                                                            ---------------------
                                                                               2009        2008
                                                                            ---------   ---------
                              CLASSIFICATION                                ESTIMATED   ESTIMATED
-------------------------------------------------------------------------      FAIR        FAIR
BALANCE SHEETS                SECTOR TABLE            PRIMARY ISSUERS         VALUE       VALUE
------------------------  --------------------   ------------------------   ---------   ---------
                                                                                (IN MILLIONS)
                          Non-redeemable         Non-U.S. financial
Equity securities         preferred stock        institutions                $     1     $     7
                          Non-redeemable         U.S. financial
Equity securities         preferred stock        institutions                    $--         $--
Fixed maturity            Foreign corporate      Non-U.S. financial
  securities              securities             institutions                    $32         $25
Fixed maturity            U.S. corporate         U.S. financial
  securities              securities             institutions                    $--         $--


--------

   (2) The Company held $43 million and $35 million at estimated fair value of redeemable preferred stock which have stated maturity dates at December 31, 2009 and 2008, respectively. These securities, commonly referred to as "capital securities," are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are included in the U.S. corporate securities sector within fixed maturity securities.

   (3) Equity securities primarily consist of investments in common and preferred stocks, including certain perpetual hybrid securities and mutual fund interests. Privately-held equity securities represented less than $1 million at estimated fair value at both December 31, 2009 and 2008.

     The Company held foreign currency derivatives with notional amounts of $55 million and $40 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2009 and 2008, respectively.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents selected information about certain fixed maturity securities held by the Company at:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2009   2008
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Below investment grade or non-rated fixed maturity securities (1):
  Estimated fair value............................................  $413   $167
  Net unrealized loss.............................................  $ 32   $ 45
Non-income producing fixed maturity securities (1):
  Estimated fair value............................................  $  4   $ --
  Net unrealized loss.............................................  $  1   $ --
Fixed maturity securities credit enhanced by financial guarantor insurers -- by sector -- at estimated fair value:
  U.S. corporate securities.......................................  $ 35   $ 42
  State and political subdivision securities......................    33     32
  ABS.............................................................     4     13
                                                                    ----   ----
     Total fixed maturity securities credit enhanced by financial
       guarantor insurers.........................................  $ 72   $ 87
                                                                    ====   ====
Ratings of the financial guarantor insurers providing the credit enhancement:
  Portion rated Aa/AA.............................................    18%    10%
                                                                    ====   ====
  Portion rated Baa/BBB...........................................    43%    76%
                                                                    ====   ====



--------

   (1) Based on rating agency designations and equivalent ratings of the National Association of Insurance Commissioners ("NAIC"), with the exception of non-agency RMBS held by the Company. Non-agency RMBS held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than securities of the U.S. government and certain U.S. government agencies. The Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $859 million and $589 million at December 31, 2009 and 2008, respectively.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. The Company maintains a diversified portfolio of corporate fixed maturity securities across industries and issuers. This portfolio does not have an exposure to any single issuer in excess of 1% of total investments. The tables below

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


present the major industry types that comprise the corporate fixed maturity securities holdings, the largest exposure to a single issuer and the combined holdings in the ten issuers to which it had the largest exposure at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
Corporate fixed maturity securities -- by industry
  type:
  Foreign (1)......................................    $  967     24.7%    $  420     21.5%
  Consumer.........................................       787     20.1        304     15.6
  Industrial.......................................       761     19.5        268     13.7
  Utility..........................................       696     17.8        388     19.9
  Finance..........................................       345      8.8        301     15.4
  Communications...................................       290      7.4        154      7.9
  Other............................................        66      1.7        116      6.0
                                                       ------    -----     ------    -----
     Total.........................................    $3,912    100.0%    $1,951    100.0%
                                                       ======    =====     ======    =====



--------

   (1) Includes U.S. Dollar-denominated debt obligations of foreign obligors and other foreign fixed maturity security investments.

                                                                  DECEMBER 31,
                                               -------------------------------------------------
                                                         2009                      2008
                                               -----------------------   -----------------------
                                               ESTIMATED                 ESTIMATED
                                                  FAIR      % OF TOTAL      FAIR      % OF TOTAL
                                                 VALUE     INVESTMENTS     VALUE     INVESTMENTS
                                               ---------   -----------   ---------   -----------
                                                                 (IN MILLIONS)
Concentrations within corporate fixed
  maturity securities:
  Largest exposure to a single issuer........     $ 55         0.6%         $ 36         0.5%
  Holdings in ten issuers with the largest
     exposures...............................     $415         4.3%         $301         4.5%

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- RMBS. The table below presents the Company's RMBS holdings and portion rated Aaa/AAA and portion rated NAIC 1 at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                 (IN MILLIONS)
By security type:
  Collateralized mortgage obligations..............    $  657     48.1%     $709      78.3%
  Pass-through securities..........................       709     51.9       197      21.7
                                                       ------    -----      ----     -----
     Total RMBS....................................    $1,366    100.0%     $906     100.0%
                                                       ======    =====      ====     =====
By risk profile:
  Agency...........................................    $1,172     85.8%     $657      72.5%
  Prime............................................       113      8.3       160      17.7
  Alternative residential mortgage loans...........        81      5.9        89       9.8
                                                       ------    -----      ----     -----
     Total RMBS....................................    $1,366    100.0%     $906     100.0%
                                                       ======    =====      ====     =====
Portion rated Aaa/AAA (1)..........................    $1,191     87.2%     $828      91.4%
                                                       ======    =====      ====     =====
Portion rated NAIC 1 (2)...........................    $1,277     93.5%     $867      95.7%
                                                       ======    =====      ====     =====



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by the Company. Non-agency RMBS held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Collateralized mortgage obligations are a type of mortgage-backed security structured by dividing the cash flows of mortgages into separate pools or tranches of risk that create multiple classes of bonds with varying maturities and priority of payments. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit-worthy borrowers with high quality credit profiles. Alternative residential mortgage loans ("Alt-A") are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. Sub-prime mortgage lending is the origination of residential mortgage loans to borrowers with weak credit profiles. During 2009, there were significant ratings downgrades from investment grade to below investment grade for non-agency RMBS, both Alt-A and prime RMBS, contributing to the decrease in the percentage of RMBS with a Aaa/AAA rating to 87.2% at December 31, 2009 as compared to 91.4% at December 31, 2008, and a decrease in RMBS with a rating of NAIC 1 to 93.5% at December 31, 2009 as compared to 95.7% at December 31, 2008. These downgrades also contributed to the substantial decrease presented below in the Company's Alt-A securities holdings rated Aa/AA or better or rated NAIC 1 as compared to December 31, 2008.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's investment in Alt-A RMBS by vintage year (vintage year refers to the year of origination and not to the year of purchase) and certain other selected data:

                                                                 DECEMBER 31,
                                                  -----------------------------------------
                                                          2009                  2008
                                                  -------------------   -------------------
                                                  ESTIMATED             ESTIMATED
                                                     FAIR       % OF       FAIR       % OF
                                                    VALUE      TOTAL      VALUE      TOTAL
                                                  ---------   -------   ---------   -------
                                                                (IN MILLIONS)
VINTAGE YEAR:
2004 & Prior....................................     $ 4         4.9%      $17        19.1%
2005............................................      36        44.5        29        32.6
2006............................................      15        18.5        31        34.8
2007............................................      26        32.1        12        13.5
2008............................................      --          --        --          --
2009............................................      --          --        --          --
                                                     ---       -----       ---       -----
Total...........................................     $81       100.0%      $89       100.0%
                                                     ===       =====       ===       =====




                                                                 DECEMBER 31,
                                                  -----------------------------------------
                                                          2009                  2008
                                                  -------------------   -------------------
                                                                % OF                  % OF
                                                    AMOUNT     TOTAL      AMOUNT     TOTAL
                                                  ---------   -------   ---------   -------
                                                                (IN MILLIONS)
Net unrealized loss.............................     $18                   $38
Rated Aa/AA or better (1).......................                 4.5%                 81.4%
Rated NAIC 1 (2)................................                 9.3%                 86.8%

Fixed rate......................................               100.0%                100.0%
Hybrid ARM......................................                  --                    --
                                                               -----                 -----
Total Alt-A RMBS................................               100.0%                100.0%
                                                               =====                 =====



--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by the Company. Non-agency RMBS held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- CMBS. The Company's holdings in CMBS were $712 million and $405 million at estimated fair value at December 31, 2009 and 2008, respectively. The Company had no exposure to CMBS index securities and holdings of commercial real estate collateralized debt obligations securities had an estimated fair value of less than $1 million at both December 31, 2009 and 2008.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's holdings of CMBS by vintage year at:

                                                                 DECEMBER 31,
                                                  -----------------------------------------
                                                          2009                  2008
                                                  -------------------   -------------------
                                                  ESTIMATED             ESTIMATED
                                                     FAIR       % OF       FAIR       % OF
                                                    VALUE      TOTAL      VALUE      TOTAL
                                                  ---------   -------   ---------   -------
                                                                (IN MILLIONS)
VINTAGE YEAR:
2003 & Prior....................................     $370       52.0%      $119       29.4%
2004............................................       95       13.4         86       21.2
2005............................................      200       28.0        163       40.3
2006............................................       47        6.6         37        9.1
2007............................................       --         --         --         --
2008............................................       --         --         --         --
2009............................................       --         --         --         --
                                                     ----      -----       ----      -----
Total...........................................     $712      100.0%      $405      100.0%
                                                     ====      =====       ====      =====




                                                                 DECEMBER 31,
                                                  -----------------------------------------
                                                          2009                  2008
                                                  -------------------   -------------------
                                                                % OF                  % OF
                                                    AMOUNT     TOTAL      AMOUNT     TOTAL
                                                  ---------   -------   ---------   -------
                                                                (IN MILLIONS)
Net unrealized loss.............................     $26                   $116
Rated Aaa/AAA...................................                 91%                   97%


     Concentrations of Credit Risk (Fixed Maturity Securities) -- ABS. The Company's holdings in ABS were $509 million and $319 million at estimated fair value at December 31, 2009 and 2008, respectively. The Company's ABS are diversified both by sector and by issuer.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the types of and certain other information about ABS held by the Company at:

                                                                  DECEMBER 31,
                                                     -------------------------------------
                                                            2009                2008
                                                     -----------------   -----------------
                                                     ESTIMATED           ESTIMATED
                                                        FAIR      % OF      FAIR      % OF
                                                       VALUE     TOTAL     VALUE     TOTAL
                                                     ---------   -----   ---------   -----
                                                                   (IN MILLIONS)
By collateral type:
  Credit card loans................................     $251      49.3%     $164      51.4%
  Automobile loans.................................       60      11.8        40      12.5
  Student loans....................................       52      10.2        36      11.3
  RMBS backed by sub-prime mortgage loans..........       21       4.1        23       7.2
  Other loans......................................      125      24.6        56      17.6
                                                        ----     -----      ----     -----
     Total.........................................     $509     100.0%     $319     100.0%
                                                        ====     =====      ====     =====
Portion rated Aaa/AAA (1)..........................     $458      90.0%     $281      88.1%
                                                        ====     =====      ====     =====
Portion rated NAIC 1 (2)...........................     $499      98.0%     $310      97.2%
                                                        ====     =====      ====     =====
  RMBS backed by sub-prime mortgage
     loans -- portion credit enhanced by financial
     guarantor insurers............................                9.8%                6.2%
  Of the 9.8% and 6.2% credit enhanced, the
     financial guarantor insurers were rated as
     follows:
     By financial guarantor insurers rated
       Baa/BBB.....................................                 --%              100.0%


--------

   (1) Based on rating agency designations, without adjustment for the revised NAIC methodology which became effective December 31, 2009.

   (2) Based on rating agency designations and equivalent ratings of the NAIC, with the exception of non-agency RMBS held by the Company. Non-agency RMBS held by the Company at December 31, 2009 are included based on final ratings from the revised NAIC rating methodology which became effective December 31, 2009 (which may not correspond to rating agency designations).

     Concentrations of Credit Risk (Equity Securities). The Company is not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholder's equity at December 31, 2009 and 2008.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                                  DECEMBER 31,
                                                 ---------------------------------------------
                                                          2009                    2008
                                                 ---------------------   ---------------------
                                                             ESTIMATED               ESTIMATED
                                                 AMORTIZED      FAIR     AMORTIZED      FAIR
                                                    COST       VALUE        COST       VALUE
                                                 ---------   ---------   ---------   ---------
                                                                 (IN MILLIONS)
Due in one year or less........................    $  149      $  151      $  201      $  195
Due after one year through five years..........       740         775         462         431
Due after five years through ten years.........     1,965       2,006         724         664
Due after ten years............................     2,346       2,286       1,406       1,405
                                                   ------      ------      ------      ------
  Subtotal.....................................     5,200       5,218       2,793       2,695
RMBS, CMBS and ABS.............................     2,642       2,587       1,904       1,630
                                                   ------      ------      ------      ------
  Total fixed maturity securities..............    $7,842      $7,805      $4,697      $4,325
                                                   ======      ======      ======      ======



     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

  EVALUATING AVAILABLE- FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired. As described more fully in Note 1, effective April 1, 2009, the Company adopted new OTTI guidance that amends the methodology for determining for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how the amount of the OTTI loss that is charged to earnings is determined. There was no change in the OTTI methodology for equity securities.

     With respect to fixed maturity securities, the Company considers, amongst other impairment criteria, whether it has the intent to sell a particular impaired fixed maturity security. The Company's intent to sell a particular impaired fixed maturity security considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. In certain circumstances, the Company may determine that it does not intend to sell a particular security but that it is more likely than not that it will be required to sell that security before recovery of the decline in estimated fair value below amortized cost. In such instances, the fixed maturity security will be deemed other-than-temporarily impaired in the period during which it was determined more likely than not that the security will be required to be sold and an OTTI loss will be recorded in earnings. If the Company does not have the intent to sell (i.e., has not made the decision to sell) and it does not believe that it is more likely than not that it will be required to sell the security before recovery of its amortized cost, an impairment assessment is made, as described in Note 1. Prior to April 1, 2009, the Company's assessment of OTTI for fixed maturity securities was performed in the same manner as described below for equity securities.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. Decisions to sell equity securities are based on current conditions in relation to the same broad portfolio management considerations in a manner consistent with that described above for fixed maturity securities.

     With respect to perpetual hybrid securities, some of which are classified as fixed maturity securities and some of which are classified as equity securities, within non-redeemable preferred stock, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities with an unrealized loss, regardless of credit rating, have deferred any dividend payments.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows at:

                                                                 YEARS ENDED DECEMBER
                                                                         31,
                                                                ---------------------
                                                                2009      2008   2007
                                                                ----     -----   ----
                                                                    (IN MILLIONS)
Fixed maturity securities that were temporarily impaired...     $(33)    $(372)  $  6
Fixed maturity securities with noncredit OTTI losses in
  other comprehensive loss.................................       (4)       --     --
                                                                ----     -----   ----
  Total fixed maturity securities..........................      (37)     (372)     6
                                                                ----     -----   ----
Equity securities..........................................       (1)       (4)    (1)
Derivatives................................................       --         1     (3)
Short-term investments.....................................       (9)     (100)    --
                                                                ----     -----   ----
  Subtotal.................................................      (47)     (475)     2
                                                                ----     -----   ----
Amounts allocated from:
DAC........................................................       (6)       53    (15)
Deferred income tax benefit (expense) on which noncredit
  OTTI losses have been recognized.........................        2        --     --
Deferred income tax benefit (expense)......................       16       148      5
                                                                ----     -----   ----
  Subtotal.................................................       12       201    (10)
                                                                ----     -----   ----
Net unrealized investment gains (losses)...................     $(35)    $(274)  $ (8)
                                                                ====     =====   ====



     Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive loss, as presented above, of $4 million, includes $5 million of noncredit losses recognized in the year ended December 31, 2009 and $1 million of subsequent increases in estimated fair value during the year ended December 31, 2009 on such securities for which a noncredit loss was previously recognized in accumulated other comprehensive loss.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) are as follows:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2009    2008   2007
                                                              -----   -----   ----
                                                                  (IN MILLIONS)
Balance, beginning of period................................  $(274)  $  (8)  $ (1)
Fixed maturity securities on which noncredit OTTI losses
  have been recognized......................................     (4)     --     --
Unrealized investment gains (losses) during the year........    432    (477)   (17)
Unrealized investment gains (losses) relating to:
  DAC.......................................................    (59)     68      6
  Deferred income tax benefit (expense) on which noncredit
     OTTI losses have been recognized.......................      2      --     --
  Deferred income tax benefit (expense).....................   (132)    143      4
                                                              -----   -----   ----
Balance, end of period......................................  $ (35)  $(274)  $ (8)
                                                              =====   =====   ====
Change in net unrealized investment gains (losses)..........  $ 239   $(266)  $ (7)
                                                              =====   =====   ====



  CONTINUOUS GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below at December 31, 2009 include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive loss are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                  DECEMBER 31, 2009
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........     $  563        $11         $375        $ 49        $  938       $ 60
RMBS...............................        389          7          189          40           578         47
Foreign corporate securities.......        185          7           68          11           253         18
U.S. Treasury and agency
  securities.......................        717         65           --          --           717         65
CMBS...............................        156          1          231          30           387         31
ABS................................         31          1          117          26           148         27
State and political subdivision
  securities.......................        181          6           18           6           199         12
Foreign government securities......          4         --           --          --             4         --
                                        ------        ---         ----        ----        ------       ----
  Total fixed maturity securities..     $2,226        $98         $998        $162        $3,224       $260
                                        ======        ===         ====        ====        ======       ====
EQUITY SECURITIES:
Non-redeemable preferred stock.....     $    1        $ 1         $ --        $ --        $    1       $  1
                                        ------        ---         ----        ----        ------       ----
  Total equity securities..........     $    1        $ 1         $ --        $ --        $    1       $  1
                                        ======        ===         ====        ====        ======       ====
Total number of securities in an
  unrealized loss position.........        212                     246
                                        ======                    ====




                                                                  DECEMBER 31, 2008
                                      ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                      ----------------------   ----------------------   ----------------------
                                      ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                         FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                        VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                      ---------   ----------   ---------   ----------   ---------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities..........     $  637       $ 70         $544        $132        $1,181       $202
RMBS...............................        235         68           60          24           295         92
Foreign corporate securities.......        211         31           62          23           273         54
U.S. Treasury and agency
  securities.......................         --         --           --          --            --         --
CMBS...............................        307         56           98          60           405        116
ABS................................        250         45           64          40           314         85
State and political subdivision
  securities.......................         55         16            2           2            57         18
Foreign government securities......         32          2           --          --            32          2
                                        ------       ----         ----        ----        ------       ----
  Total fixed maturity securities..     $1,727       $288         $830        $281        $2,557       $569
                                        ======       ====         ====        ====        ======       ====
EQUITY SECURITIES..................     $    4       $  3         $  2        $  1        $    6       $  4
                                        ======       ====         ====        ====        ======       ====
Total number of securities in an
  unrealized loss position.........        393                     263
                                        ======                    ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, gross unrealized loss as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                              DECEMBER 31, 2009
                                    ---------------------------------------------------------------------
                                      COST OR AMORTIZED         GROSS UNREALIZED
                                             COST                     LOSS           NUMBER OF SECURITIES
                                    ---------------------     --------------------   --------------------
                                    LESS THAN      20% OR     LESS THAN     20% OR   LESS THAN     20% OR
                                       20%          MORE         20%         MORE       20%         MORE
                                    ---------      ------     ---------     ------   ---------     ------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months..............    $1,830        $ 94         $ 51        $ 20       196          10
Six months or greater but less
  than nine months................       327          18           25           4         9           2
Nine months or greater but less
  than twelve months..............       101          30            8           9         6           9
Twelve months or greater..........       822         262           57          86       177          51
                                      ------        ----         ----        ----
  Total...........................    $3,080        $404         $141        $119
                                      ======        ====         ====        ====
Percentage of cost or amortized
  cost............................                                  5%         29%
                                                                 ====        ====
EQUITY SECURITIES:
Less than six months..............    $   --        $ --         $ --        $ --        --          --
Six months or greater but less
  than nine months................        --          --           --          --        --          --
Nine months or greater but less
  than twelve months..............        --           2           --           1        --           1
Twelve months or greater..........        --          --           --          --        --          --
                                      ------        ----         ----        ----
  Total...........................    $   --        $  2         $ --        $  1
                                      ======        ====         ====        ====
Percentage of cost................                                 --%         50%
                                                                 ====        ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                              DECEMBER 31, 2008
                                    ---------------------------------------------------------------------
                                      COST OR AMORTIZED         GROSS UNREALIZED
                                             COST                     LOSS           NUMBER OF SECURITIES
                                    ---------------------     --------------------   --------------------
                                    LESS THAN      20% OR     LESS THAN     20% OR   LESS THAN     20% OR
                                       20%          MORE         20%         MORE       20%         MORE
                                    ---------      ------     ---------     ------   ---------     ------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months..............    $  782        $821         $ 63        $284       172            4
Six months or greater but less
  than nine months................       338          35           29          23        81           12
Nine months or greater but less
  than twelve months..............       469          79           64          42        56           16
Twelve months or greater..........       597           5           60           4       130           --
                                      ------        ----         ----        ----
  Total...........................    $2,186        $940         $216        $353
                                      ======        ====         ====        ====
Percentage of cost or amortized
  cost............................                                 10%         38%
                                                                 ====        ====
EQUITY SECURITIES:
Less than six months..............    $   --        $ 10         $ --        $  4        --          193
Six months or greater but less
  than nine months................        --          --           --          --        --           --
Nine months or greater but less
  than twelve months..............        --          --           --          --        --           --
Twelve months or greater..........        --          --           --          --        --           --
                                      ------        ----         ----        ----
  Total...........................    $   --        $ 10         $ --        $  4
                                      ======        ====         ====        ====
Percentage of cost................                                 --%         40%
                                                                 ====        ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  CONCENTRATION OF GROSS UNREALIZED LOSS AND OTTI LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The Company's gross unrealized losses related to its fixed maturity and equity securities, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive loss at December 31, 2009, of $261 million and $573 million at December 31, 2009 and 2008, respectively, were concentrated, calculated as a percentage of gross unrealized loss and OTTI loss, by sector and industry as follows:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2009   2008
                                                                     ----   ----
SECTOR:
  U.S. Treasury and agency securities..............................    25%    --%
  U.S. corporate securities........................................    23     35
  RMBS.............................................................    18     16
  CMBS.............................................................    12     20
  ABS..............................................................    10     15
  Foreign corporate securities.....................................     7      9
  State and political subdivision securities.......................     4      3
  Other............................................................     1      2
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===
INDUSTRY:
  Mortgage-backed..................................................    30%    36%
  U.S. Treasury and agency securities..............................    25     --
  Finance..........................................................    16     19
  Asset-backed.....................................................    10     15
  State and political subdivision securities.......................     4      3
  Consumer.........................................................     3      7
  Utility..........................................................     2     10
  Industrial.......................................................     1      4
  Communications...................................................     1      2
  Other............................................................     8      4
                                                                      ---    ---
     Total.........................................................   100%   100%
                                                                      ===    ===


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

     The following table presents the Company's fixed maturity and equity securities with a gross unrealized loss of greater than $10 million, the number of securities, total gross unrealized loss and percentage of total gross unrealized loss at:

                                                                     DECEMBER 31,
                                                  -------------------------------------------------
                                                            2009                      2008
                                                  -----------------------   -----------------------
                                                     FIXED                     FIXED
                                                   MATURITY      EQUITY      MATURITY      EQUITY
                                                  SECURITIES   SECURITIES   SECURITIES   SECURITIES
                                                  ----------   ----------   ----------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Number of securities............................        2           --            1           --
Total gross unrealized loss.....................      $27         $ --          $12         $ --
Percentage of total gross unrealized loss.......       10%          --%           2%          --%


     The fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million, increased $15 million during the year ended December 31, 2009. These securities were included in the Company's OTTI review process. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the cause of the increase in gross unrealized losses for the year ended December 31, 2009 being primarily attributable to a rise in interest rates after the purchase of certain U.S. Treasury securities, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling, and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities is given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     The following table presents certain information about the Company's equity securities available-for-sale with a gross unrealized loss of 20% or more at December 31, 2009:

                                                                      NON-REDEEMABLE PREFERRED STOCK
                                       --------------------------------------------------------------------------------------------
                                             ALL TYPES OF                                 INVESTMENT GRADE
                          ALL EQUITY        NON-REDEEMABLE       ------------------------------------------------------------------
                          SECURITIES       PREFERRED STOCK              ALL INDUSTRIES              FINANCIAL SERVICES INDUSTRY
                          ----------   -----------------------   ----------------------------   -----------------------------------
                             GROSS        GROSS      % OF ALL       GROSS         % OF ALL         GROSS                     % A
                          UNREALIZED   UNREALIZED     EQUITY     UNREALIZED    NON-REDEEMABLE   UNREALIZED    % OF ALL      RATED
                             LOSS         LOSS      SECURITIES      LOSS      PREFERRED STOCK      LOSS      INDUSTRIES   OR BETTER
                          ----------   ----------   ----------   ----------   ---------------   ----------   ----------   ---------
                                                                        (IN MILLIONS)
Less than six months....     $ --         $ --           --%        $ --             --%           $ --           --%         --%
Six months or greater
  but less than twelve
  months................        1            1          100%           1            100%              1          100%        100%
Twelve months or
  greater...............       --           --           --%          --             --%             --           --%         --%
                             ----         ----                      ----                           ----
All equity securities
  with a gross
  unrealized loss of 20%
  or more...............      $ 1          $ 1          100%         $ 1            100%            $ 1          100%        100%
                             ====         ====                      ====                           ====



     In connection with the equity securities impairment review process at December 31, 2009, the Company evaluated its holdings in non-redeemable preferred stock, particularly those of financial services companies. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

The Company also considered whether any non-redeemable preferred stock with an unrealized loss, regardless of credit rating, have deferred any dividend payments. No such dividend payments were deferred.

     With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of 20% or less in an extended unrealized loss position (i.e., 12 months or greater).

     Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit rating, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals and any of the above factors deteriorate, additional other-than-temporary impairments may be incurred in upcoming periods.

  NET INVESTMENT GAINS (LOSSES)

     As described more fully in Note 1, effective April 1, 2009, the Company adopted new guidance on the recognition and presentation of OTTI that amends the methodology to determine for fixed maturity securities whether an OTTI exists, and for certain fixed maturity securities, changes how OTTI losses that are charged to earnings are measured. There was no change in the methodology for identification and measurement of OTTI losses charged to earnings for impaired equity securities.

     The components of net investment gains (losses) are as follows:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                               2009   2008   2007
                                                              -----   ----   ----
                                                                 (IN MILLIONS)
Total losses on fixed maturity securities:
Total OTTI losses recognized................................  $ (18)  $(16)  $ --
Less: Noncredit portion of OTTI losses transferred to and
  recognized in other comprehensive loss....................      5     --     --
                                                              -----   ----   ----
  Net OTTI losses on fixed maturity securities recognized in
     earnings...............................................    (13)   (16)    --
  Fixed maturity securities -- net gains (losses) on sales
     and disposals..........................................      9    (14)   (13)
                                                              -----   ----   ----
     Total losses on fixed maturity securities..............     (4)   (30)   (13)
                                                              -----   ----   ----
Other net investment gains (losses):
  Equity securities.........................................     (2)    --     --
  Mortgage loans............................................      1     (5)    (1)
  Real estate joint ventures................................     (2)    --     --
  Other limited partnership interests.......................    (17)    --     --
  Freestanding derivatives..................................    (75)    79      4
  Embedded derivatives......................................   (528)   740    249
  Other.....................................................     --     (1)    --
                                                              -----   ----   ----
     Total net investment gains (losses)....................  $(627)  $783   $239
                                                              =====   ====   ====



     See Note 7 for discussion of affiliated net investment gains (losses) included in embedded derivatives in the table above.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as follows:

                                        FIXED MATURITY
                                          SECURITIES             EQUITY SECURITIES                TOTAL
                                    ----------------------    ----------------------    ------------------------
                                                              YEARS ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------
                                     2009     2008    2007    2009     2008     2007     2009      2008     2007
                                    ------   ------   ----    ----     ----     ----    ------    ------    ----
                                                                    (IN MILLIONS)
Proceeds..........................  $2,476   $1,202   $958     $ 7     $ --     $ --    $2,483    $1,202    $958
                                    ======   ======   ====    ====     ====     ====    ======    ======    ====
Gross investment gains............  $   25   $   15   $ 24    $ --      $--      $--    $   25    $   15    $ 24
                                    ------   ------   ----    ----     ----     ----    ------    ------    ----
Gross investment losses...........     (16)     (29)   (37)     (2)      --       --       (18)      (29)    (37)
                                    ------   ------   ----    ----     ----     ----    ------    ------    ----
Total OTTI losses recognized in
  earnings:
  Credit-related..................     (12)     (15)    --      --       --       --       (12)      (15)     --
  Other (1).......................      (1)      (1)    --      --       --       --        (1)       (1)     --
                                    ------   ------   ----    ----     ----     ----    ------    ------    ----
  Total OTTI losses recognized in
     earnings.....................     (13)     (16)    --      --       --       --       (13)      (16)     --
                                    ------   ------   ----    ----     ----     ----    ------    ------    ----
Net investment gains (losses).....  $   (4)  $  (30)  $(13)    $(2)     $--      $--    $   (6)   $  (30)   $(13)
                                    ======   ======   ====    ====     ====     ====    ======    ======    ====



--------

   (1) Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in estimated fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions, or the Company's need to shift the portfolio to maintain its portfolio management objectives. Investment gains and losses on sales of securities are determined on a specific identification basis.

     Fixed maturity security OTTI losses recognized in earnings relates to the following sectors and industries:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                             2009      2008      2007
                                                             ----      ----      ----
                                                                   (IN MILLIONS)
U.S. and foreign corporate securities:
  Finance..................................................   $10       $13      $ --
  Consumer.................................................     1        --        --
  Communications...........................................     1         1        --
  Other....................................................    --         2        --
                                                              ---       ---      ----
     Total U.S. and foreign corporate securities...........    12        16        --
RMBS.......................................................     1        --        --
                                                              ---       ---      ----
     Total.................................................   $13       $16       $--
                                                              ===       ===      ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE LOSS

     The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held by the Company at December 31, 2009 for which a portion of the OTTI loss was recognized in other comprehensive loss:

                                                            YEAR ENDED DECEMBER 31, 2009
                                                            ----------------------------
                                                                    (IN MILLIONS)
Balance, beginning of period..............................              $  --
Credit loss component of OTTI loss not reclassified to
  other comprehensive loss in the cumulative effect
  transition adjustment...................................                 --
Additions:
  Initial impairments -- credit loss OTTI recognized on
     securities not previously impaired...................                  1
  Additional impairments -- credit loss OTTI recognized on
     securities previously impaired.......................                 --
Reductions:
  Due to sales (or maturities, pay downs or prepayments)
     during the period of securities previously credit
     loss OTTI impaired...................................                 --
                                                                        -----
Balance, end of period....................................                $ 1
                                                                        =====



  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                              2009     2008   2007
                                                              ----     ----   ----
                                                                  (IN MILLIONS)
Fixed maturity securities...................................  $332     $268   $251
Equity securities...........................................    --        1      1
Mortgage loans..............................................    25       23     29
Policy loans................................................     3        2      3
Real estate joint ventures..................................    (3)      --     --
Other limited partnership interests.........................    --      (23)    (3)
Cash, cash equivalents and short-term investments...........     3        9     14
                                                              ----     ----   ----
  Total investment income...................................   360      280    295
Less: Investment expenses...................................    11       27     51
                                                              ----     ----   ----
  Net investment income.....................................  $349     $253   $244
                                                              ====     ====   ====



     Affiliated investment expenses, included in the table above, were $4 million, $2 million and $2 million for the years ended December 31, 2009, 2008 and 2007, respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily brokerage firms and commercial banks. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to its counterparties the cash collateral under its control, the amounts of which by aging category are presented below.

     Elements of the securities lending programs are presented below at:

                                                                    DECEMBER 31,
                                                                   -------------
                                                                    2009    2008
                                                                   ------   ----
                                                                   (IN MILLIONS)
Securities on loan:
  Cost or amortized cost.........................................  $1,580   $636
  Estimated fair value...........................................  $1,533   $750
Aging of cash collateral liability:
  Open (1).......................................................  $   29   $199
  Less than thirty days..........................................   1,044    437
  Thirty days or greater but less than sixty days................     293    136
  Sixty days or greater but less than ninety days................      --     --
  Ninety days or greater.........................................     214     --
                                                                   ------   ----
     Total cash collateral liability.............................  $1,580   $772
                                                                   ======   ====
Security collateral on deposit from counterparties...............  $   --   $ 15
                                                                   ======   ====
Reinvestment portfolio -- estimated fair value...................  $1,538   $687
                                                                   ======   ====



--------

   (1) Open -- meaning that the related loaned security could be returned to the Company on the next business day requiring the Company to immediately return the cash collateral.

     The estimated fair value of the securities related to the cash collateral on open at December 31, 2009 has been reduced to $28 million from $190 million at December 31, 2008. Of the $28 million of estimated fair value of the securities related to the cash collateral on open at December 31, 2009, $10 million were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan, related to the cash collateral aged less than thirty days to ninety days or greater, was primarily U.S. Treasury and agency securities, and very liquid RMBS. The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including RMBS, ABS, U.S. corporate and foreign corporate securities).

     Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

     The invested assets on deposit and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for cash and cash equivalents and fixed maturity securities.

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2009   2008
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)
Invested assets on deposit:
  Regulatory agencies (1)..........................................   $ 6    $7
Invested assets pledged as collateral:
  Derivative transactions (2)......................................     5     2
                                                                      ---    --
     Total invested assets on deposit and pledged as collateral....   $11    $9
                                                                      ===    ==



--------

   (1) The Company had investment assets on deposit with regulatory agencies consisting primarily of fixed maturity securities.

   (2) Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 3.

     See also the immediately preceding section "Securities Lending" for the amount of the Company's cash and invested assets received from and due back to counterparties pursuant to the securities lending program.

  MORTGAGE LOANS

     Mortgage loans, net of valuation allowances, are categorized as follows:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Mortgage loans held-for-investment:
  Commercial mortgage loans.........................    $465      76.5%    $240      63.0%
  Agricultural mortgage loans.......................     143      23.5      140      37.0
                                                        ----     -----     ----     -----
     Total mortgage loans held-for-investment.......     608     100.0%     380     100.0%
                                                                 =====              =====
  Less: Valuation allowances........................       3                  4
                                                        ----               ----
     Total mortgage loans, net......................    $605               $376
                                                        ====               ====



     See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above.

     Mortgage loans are collateralized by properties primarily located in the United States. The carrying value of the Company's mortgage loans located in California, New York and Rhode Island were 27%, 23% and 6% at December 31, 2009, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding valuation allowances on mortgage loans held-for-investment is as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                               ------------------------
                                                               2009      2008      2007
                                                               ----      ----      ----
                                                                     (IN MILLIONS)
Balance, January 1,.......................................      $ 4       $ 2       $ 1
Additions.................................................        2         5         2
Deductions................................................       (3)       (3)       (1)
                                                                ---       ---       ---
Balance, December 31,.....................................      $ 3       $ 4       $ 2
                                                                ===       ===       ===



     The Company had no impaired mortgage loans held-for-investment, no restructured loans, no loans 90 days or more past due and no loans in foreclosure at both December 31, 2009 and 2008.

     Information about impaired mortgage loans held-for-investment is as follows:

                                                                  AS OF AND FOR THE
                                                               YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2009       2008      2007
                                                              ----      -----      ----
                                                                    (IN MILLIONS)
Impaired loans -- average investment during the period...     $ --       $  9       $4
Impaired loans -- interest income recognized.............     $ --      $  --       $1


  REAL ESTATE JOINT VENTURES

     Real estate joint ventures were categorized as follows:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Office..............................................     $22      75.9%     $21      72.4%
Real estate investment funds........................       5      17.2        6      20.7
Retail..............................................       2       6.9        2       6.9
                                                         ---     -----      ---     -----
  Total real estate joint ventures..................     $29     100.0%     $29     100.0%
                                                         ===     =====      ===     =====



     The Company's real estate joint ventures are located in the United States. At December 31, 2009, 79% and 4% of the Company's real estate joint ventures were located in California and Florida, respectively.

     Impairments of real estate joint ventures were $2 million for the year ended December 31, 2009. There were no impairments of real estate joint ventures for the years ended December 31, 2008 and 2007.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $282 million and $271 million at December 31, 2009 and 2008, respectively. Included within other limited partnership interests were $54 million and $71 million at December 31, 2009 and 2008, respectively, of investments in hedge funds. Impairments of other limited partnership interests, principally cost method other limited partnership interests, was $17 million for the year ended December 31, 2009. There were no impairments of other limited partnership interests for the years ended December 31, 2008 and 2007.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets by type at:

                                                                  DECEMBER 31,
                                                      -----------------------------------
                                                            2009               2008
                                                      ----------------   ----------------
                                                      CARRYING    % OF   CARRYING    % OF
                                                        VALUE    TOTAL     VALUE    TOTAL
                                                      --------   -----   --------   -----
                                                                 (IN MILLIONS)
Freestanding derivatives with positive fair values..     $35      94.6%    $125      96.9%
Tax credit partnerships.............................       2       5.4        4       3.1
                                                         ---     -----     ----     -----
  Total.............................................     $37     100.0%    $129     100.0%
                                                         ===     =====     ====     =====



     See Note 3 for information regarding the freestanding derivatives with positive estimated fair values. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits, and are accounted for under the equity method or under the effective yield method.

  VARIABLE INTEREST ENTITIES

     The Company invests in certain entities that are VIEs, as a passive investor holding a limited partnership interest, or as a sponsor or debt holder. The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at December 31, 2009 and 2008:

                                                                   DECEMBER 31,
                                                 -----------------------------------------------
                                                          2009                     2008
                                                 ----------------------   ----------------------
                                                              MAXIMUM                  MAXIMUM
                                                 CARRYING     EXPOSURE    CARRYING     EXPOSURE
                                                  AMOUNT    TO LOSS (1)    AMOUNT    TO LOSS (1)
                                                 --------   -----------   --------   -----------
                                                                  (IN MILLIONS)
Other limited partnership interests............    $182         $278        $168         $288
Fixed maturity securities available-for-sale:
  Foreign corporate securities.................      40           40          22           22
  U.S. corporate securities....................      24           24          --           --
                                                   ----         ----        ----         ----
     Total.....................................    $246         $342        $190         $310
                                                   ====         ====        ====         ====



--------

   (1) The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments. The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

     As described in Note 10, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2009, 2008 and 2007.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2009 and 2008, the Company held $272 million and $1,562 million, respectively, in the Metropolitan Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


These amounts are included in short-term investments. Net investment income from these investments was $2 million, $8 million and $12 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Transfers of invested assets are done at estimated fair value with net investment gains (losses) recognized by the affiliate initiating the transfer. Invested assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                             ----------------------
                                                             2009     2008     2007
                                                             ----     ----     ----
                                                                  (IN MILLIONS)
Estimated fair value of invested assets transferred to
  affiliates...............................................  $  9     $ --     $265
Amortized cost of invested assets transferred to
  affiliates...............................................  $ 13      $--     $265
Net investment losses recognized on transfers to
  affiliates...............................................  $ (4)     $--     $ --
Estimated fair value of invested assets transferred from
  affiliates...............................................  $155      $--     $255


     During the year ended December 31, 2009, the Company loaned $120 million to wholly-owned real estate subsidiaries of an affiliate, Metropolitan Life Insurance Company, which is included in mortgage loans. A loan of $80 million bears interest at 7.26% and is due in quarterly principal and interest payments of $2 million through January 2020, and a loan of $40 million bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a value in excess of the loans.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

See Note 4 for information about the fair value hierarchy for derivatives.

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS AND NON DERIVATIVE FINANCIAL INSTRUMENTS

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the notional amount, estimated

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held at:

                                                                                DECEMBER 31,
                                                        ------------------------------------------------------------
                                                                     2009                           2008
                                                        -----------------------------  -----------------------------
                                                                       ESTIMATED                      ESTIMATED
                                                                          FAIR                           FAIR
                                                                       VALUE (1)                      VALUE (1)
PRIMARY UNDERLYING                                      NOTIONAL  -------------------  NOTIONAL  -------------------
RISK EXPOSURE                 INSTRUMENT TYPE            AMOUNT   ASSETS  LIABILITIES   AMOUNT   ASSETS  LIABILITIES
------------------  ----------------------------------  --------  ------  -----------  --------  ------  -----------
                                                                                (IN MILLIONS)
Interest rate       Interest rate swaps...............   $   40     $ 1       $ --      $   --    $ --       $ --
                    Interest rate floors..............    2,000      27         --       2,000     114         --
                    Interest rate caps................    1,000       2         --          --      --         --
                    Interest rate futures.............      309       1         --         100       2         --
Foreign currency    Foreign currency swaps............       55       1          3          40       9          2
Credit              Credit default swaps..............      163       3          3          62      --          1
Equity market       Equity options....................        6      --         --          --      --         --
                                                         ------     ---       ----      ------    ----       ----
                      Total...........................   $3,573     $35        $ 6      $2,202    $125        $ 3
                                                         ======     ===       ====      ======    ====       ====



--------

   (1) The estimated fair value of all derivatives in an asset position is reported within other invested assets in the balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the balance sheets.

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2009:

                                                               REMAINING LIFE
                                    --------------------------------------------------------------------
                                                  AFTER ONE YEAR   AFTER FIVE YEARS
                                    ONE YEAR OR    THROUGH FIVE       THROUGH TEN     AFTER TEN
                                        LESS           YEARS             YEARS          YEARS      TOTAL
                                    -----------   --------------   ----------------   ---------   ------
                                                            (IN MILLIONS)
Interest rate swaps...............      $ --          $   16            $   24           $ --     $   40
Interest rate floors..............        --              --             2,000             --      2,000
Interest rate caps................        --           1,000                --             --      1,000
Interest rate futures.............       309              --                --             --        309
Foreign currency swaps............        --              18                13             24         55
Credit default swaps..............        --             158                 5             --        163
Equity options....................         6              --                --             --          6
                                        ----          ------            ------           ----     ------
  Total...........................      $315          $1,192            $2,042            $24     $3,573
                                        ====          ======            ======           ====     ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

     The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or agency security. These credit default swaps are not designated as hedging instruments.

     Equity index options are used by the Company to hedge certain invested assets against adverse changes in equity indices. In an equity index option transaction, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. Equity index options are included in equity options in the preceding table. The Company utilizes equity index options in non-qualifying hedging relationships.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  HEDGING

     The following table presents the notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                       DECEMBER 31,
                                            -----------------------------------------------------------------
                                                          2009                              2008
                                            -------------------------------   -------------------------------
                                                             ESTIMATED                         ESTIMATED
                                                               FAIR                              FAIR
                                                               VALUE                             VALUE
DERIVATIVES DESIGNATED AS HEDGING           NOTIONAL   --------------------   NOTIONAL   --------------------
INSTRUMENTS                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
------------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                      (IN MILLIONS)
Cash Flow Hedges:
  Foreign currency swaps..................     $14      $ --         $1          $4        $1         $ --
                                               ---      ----         --          --        --         ----
Total Qualifying Hedges...................     $14       $--         $1          $4        $1          $--
                                               ===      ====         ==          ==        ==         ====



     The following table presents the notional amount and estimated fair value of derivatives that are not designated or do not qualify as hedging instruments by derivative type at:

                                                                       DECEMBER 31,
                                            -----------------------------------------------------------------
                                                          2009                              2008
                                            -------------------------------   -------------------------------
                                                             ESTIMATED                         ESTIMATED
                                                               FAIR                              FAIR
                                                               VALUE                             VALUE
DERIVATIVES NOT DESIGNATED OR NOT           NOTIONAL   --------------------   NOTIONAL   --------------------
QUALIFYING AS HEDGING INSTRUMENTS            AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
------------------------------------------  --------   ------   -----------   --------   ------   -----------
                                                                     (IN MILLIONS)
Interest rate swaps.......................   $   40      $ 1        $ --       $   --     $ --        $ --
Interest rate floors......................    2,000       27          --        2,000      114          --
Interest rate caps........................    1,000        2          --           --       --          --
Interest rate futures.....................      309        1          --          100        2          --
Foreign currency swaps....................       41        1           2           36        8           2
Credit default swaps......................      163        3           3           62       --           1
Equity options............................        6       --          --           --       --          --
                                             ------      ---        ----       ------     ----        ----
Total non-designated or non-qualifying
  derivatives.............................   $3,559      $35         $ 5       $2,198     $124         $ 3
                                             ======      ===        ====       ======     ====        ====



     The Company recognized insignificant net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2009, 2008 and 2007.

     The Company recognized $15 million of net investment gains (losses) from settlement payments related to non-qualifying hedges for the year ended December 31, 2009. The Company recognized insignificant net investment gains (losses) from settlement payments related to non-qualifying hedges for the year ended December 31, 2008. The Company recognized ($1) million of net investment gains (losses) from settlement payments related to non-qualifying hedges for the year ended December 31, 2007.

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

     The Company did not have any fair value hedges during the year ended December 31, 2009. The Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all fair

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


value hedges for the years ended December 31, 2008 and 2007. Changes in the fair value of the derivatives and the hedged items were insignificant for the years ended December 31, 2008 and 2007.

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; and (ii) interest rate forwards to lock in the price to be paid for forward purchases of investments.

     For the years ended December 31, 2009, 2008 and 2007, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2009, 2008 and 2007, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or within two months of that date. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2009, 2008 and 2007.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                               YEARS ENDED DECEMBER 31,
                                                               ------------------------
                                                               2009      2008      2007
                                                               ----      ----      ----
                                                                     (IN MILLIONS)
Other comprehensive income (loss), balance at January 1,..      $(2)      $(3)      $(2)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges.....        7         1        (1)
Amounts reclassified to net investment gains (losses).....       (6)       --        --
                                                                ---       ---       ---
Other comprehensive income (loss), balance at December
  31,.....................................................      $(1)      $(2)      $(3)
                                                                ===       ===       ===



     At December 31, 2009, insignificant amounts of deferred net losses on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings within the next 12 months.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity for the years ended December 31, 2009, 2008 and 2007:

                                                                           AMOUNT AND LOCATION
                                                                            OF GAINS (LOSSES)
                                                                            RECLASSIFIED FROM
                                               AMOUNT OF GAINS       ACCUMULATED OTHER COMPREHENSIVE
                                              (LOSSES) DEFERRED     INCOME (LOSS) INTO INCOME (LOSS)
                                             IN ACCUMULATED OTHER   --------------------------------
DERIVATIVES IN CASH FLOW                     COMPREHENSIVE INCOME            NET INVESTMENT
HEDGING RELATIONSHIPS                       (LOSS) ON DERIVATIVES            GAINS (LOSSES)
------------------------------------------  ---------------------   --------------------------------
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
  Foreign currency swaps..................           $(1)                         $ --
  Interest rate forwards..................             8                             6
                                                     ---                          ----
     Total................................           $ 7                           $ 6
                                                     ===                          ====
FOR THE YEAR ENDED DECEMBER 31, 2008:
  Foreign currency swaps..................           $ 1                           $--
                                                     ---                          ----
     Total................................           $ 1                           $--
                                                     ===                          ====
FOR THE YEAR ENDED DECEMBER 31, 2007:
  Foreign currency swaps..................           $(1)                          $--
                                                     ---                          ----
     Total................................           $(1)                          $--
                                                     ===                          ====



  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, caps and floors, and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) credit default swaps to synthetically create investments; and (v) equity options to economically hedge certain invested assets against adverse changes in equity indices.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the amount and location of gains (losses) recognized in income for derivatives that are not designated or qualifying as hedging instruments:

                                                                           NET
                                                                       INVESTMENT
                                                                     GAINS (LOSSES)
                                                                     --------------
                                                                      (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps................................................       $  1
Interest rate floors...............................................        (86)
Interest rate caps.................................................          1
Interest rate futures..............................................         (1)
Foreign currency swaps.............................................         (9)
Credit default swaps...............................................         (2)
                                                                          ----
  Total............................................................       $(96)
                                                                          ====
FOR THE YEAR ENDED DECEMBER 31, 2008...............................       $ 79
                                                                          ====
FOR THE YEAR ENDED DECEMBER 31, 2007...............................       $  5
                                                                          ====



  CREDIT DERIVATIVES

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $115 million and $32 million at December 31, 2009 and 2008, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2009, the Company would have received $2 million to terminate all of these contracts, and at December 31, 2008, the Company would have paid an insignificant amount to terminate all of these contracts.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2009 and 2008:

                                                                          DECEMBER 31,
                                  --------------------------------------------------------------------------------------------
                                                       2009                                           2008
                                  ---------------------------------------------  ---------------------------------------------
                                                       MAXIMUM                                        MAXIMUM
                                     ESTIMATED         AMOUNT                       ESTIMATED        AMOUNT OF
                                        FAIR          OF FUTURE      WEIGHTED          FAIR           FUTURE        WEIGHTED
RATING AGENCY DESIGNATION OF      VALUE OF CREDIT  PAYMENTS UNDER     AVERAGE    VALUE OF CREDIT  PAYMENTS UNDER     AVERAGE
REFERENCED                            DEFAULT      CREDIT DEFAULT    YEARS TO        DEFAULT      CREDIT DEFAULT    YEARS TO
CREDIT OBLIGATIONS (1)                 SWAPS          SWAPS (2)    MATURITY (3)       SWAPS          SWAPS (2)    MATURITY (3)
--------------------------------  ---------------  --------------  ------------  ---------------  --------------  ------------
                                                                          (IN MILLIONS)
AAA/AA/A
Single name credit default swaps
  (corporate)...................        $ --            $  3            4.0            $ --             $ 3            5.0
Credit default swaps referencing
  indices.......................           2             112            3.7              --              29            4.0
                                        ----            ----                           ----             ---
Subtotal........................           2             115            3.7              --              32            4.1
                                        ----            ----                           ----             ---
BAA
Single name credit default swaps
  (corporate)...................          --              --             --              --              --             --
Credit default swaps referencing
  indices.......................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
Subtotal........................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
BA
Single name credit default swaps
  (corporate)...................          --              --             --              --              --             --
Credit default swaps referencing
  indices.......................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
Subtotal........................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
B
Single name credit default swaps
  (corporate)...................          --              --             --              --              --             --
Credit default swaps referencing
  indices.......................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
Subtotal........................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
CAA AND LOWER
Single name credit default swaps
  (corporate)...................          --              --             --              --              --             --
Credit default swaps referencing
  indices.......................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
Subtotal........................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
IN OR NEAR DEFAULT
Single name credit default swaps
  (corporate)...................          --              --             --              --              --             --
Credit default swaps referencing
  indices.......................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
Subtotal........................          --              --             --              --              --             --
                                        ----            ----                           ----             ---
Total...........................         $ 2            $115            3.7             $--             $32            4.1
                                        ====            ====                           ====             ===



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service, S&P and Fitch Ratings. If no rating is available from a rating agency, then the MetLife rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

  CREDIT RISK ON FREESTANDING DERIVATIVES

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2009 and 2008, the Company was obligated to return cash collateral under its control of $28 million and $116 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheets.

     The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value of the Company's over-the-counter derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

        ESTIMATED                 ESTIMATED
    FAIR VALUE (1) OF           FAIR VALUE OF
   DERIVATIVES IN NET            COLLATERAL
   LIABILITY POSITION             PROVIDED                   FAIR VALUE OF INCREMENTAL COLLATERAL
    DECEMBER 31, 2009         DECEMBER 31, 2009                         PROVIDED UPON:
------------------------  ------------------------   ---------------------------------------------------
                                                                                    DOWNGRADE IN THE
                                                                                 COMPANY'S CREDIT RATING
                                                             ONE NOTCH          TO A LEVEL THAT TRIGGERS
                                                             DOWNGRADE               FULL OVERNIGHT
                                                              IN THE              COLLATERALIZATION OR
                                                             COMPANY'S                 TERMINATION
                               FIXED MATURITY                 CREDIT                OF THE DERIVATIVE
                               SECURITIES (2)                 RATING                    POSITION
                          ------------------------   ------------------------   ------------------------
                                              (IN MILLIONS)
           $5                       $ --                       $ --                        $5


--------

   (1) After taking into consideration the existence of netting agreements.

   (2) Included in fixed maturity securities in the balance sheets. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2009, the Company did not provide any cash collateral.

     Without considering the effect of netting agreements, the estimated fair value of the Company's over-the-counter derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2009 was $5 million. At December 31, 2009, the Company did not provide any securities collateral in connection with these derivatives. In the unlikely event that both: (i) the Company's credit rating is downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and
(ii) the Company's netting agreements are deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2009 would be $5 million. This amount does not consider gross derivative assets of insignificant amounts for which the Company has the contractual right of offset.

     At December 31, 2008, the Company did not provide any securities collateral in connection with derivative instruments.

     The Company also has exchange-traded futures, which require the pledging of collateral. At both December 31, 2009 and December 31, 2008, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2009 and 2008, the Company provided cash collateral for exchange-traded futures of $5 million and $2 million, respectively, which is included in premiums and other receivables.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated reinsurance contracts of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; and ceded reinsurance written on a funds withheld basis.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                    DECEMBER 31,
                                                                   -------------
                                                                   2009    2008
                                                                   ----   ------
                                                                   (IN MILLIONS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits..............................  $724   $2,038
  Call options in equity securities..............................    --       (4)
                                                                   ----   ------
     Net embedded derivatives within asset host contracts........  $724   $2,034
                                                                   ====   ======
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.............................  $199   $1,102
  Other..........................................................   (11)     (27)
                                                                   ----   ------
     Net embedded derivatives within liability host contracts....  $188   $1,075
                                                                   ====   ======



     The following table presents changes in estimated fair value related to embedded derivatives:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                               2009   2008   2007
                                                              -----   ----   ----
                                                                 (IN MILLIONS)
Net investment gains (losses) (1), (2)......................  $(528)  $740   $249


--------

   (1) Effective January 1, 2008, the valuation of the Company's guaranteed minimum benefits includes an adjustment for the Company's own credit. Included in net investment gains (losses) for the years ended December 31, 2009 and 2008 were gains (losses) of ($432) million and $585 million, respectively, in connection with this adjustment.

   (2) See Note 7 for discussion of affiliated net investment gains (losses) included in the table above.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4.  FAIR VALUE

     Effective January 1, 2008, the Company prospectively adopted the provisions of fair value measurement guidance. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Amounts related to the Company's financial instruments are as follows:

                                                                               ESTIMATED
                                                         NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2009                                         AMOUNT      VALUE      VALUE
-------------------------------------------------------  --------   --------   ---------
                                                                  (IN MILLIONS)
ASSETS
Fixed maturity securities..............................              $ 7,805    $ 7,805
Equity securities......................................              $     3    $     3
Mortgage loans.........................................              $   605    $   572
Policy loans...........................................              $    50    $    50
Real estate joint ventures (1).........................              $     5    $     5
Other limited partnership interests (1)................              $     8    $     7
Short-term investments.................................              $   835    $   835
Other invested assets (2)..............................   $3,504     $    35    $    35
Cash and cash equivalents..............................              $   412    $   412
Accrued investment income..............................              $    84    $    84
Premiums and other receivables (1).....................              $ 4,229    $ 4,071
Separate account assets................................              $29,958    $29,958
Net embedded derivatives within asset host contracts
  (3)..................................................              $   724    $   724
LIABILITIES
Policyholder account balances (1)......................              $ 6,488    $ 6,309
Payables for collateral under securities loaned and
  other transactions...................................              $ 1,607    $ 1,607
Other liabilities: (1)
  Derivative liabilities...............................   $   69     $     6    $     6
  Other................................................              $   119    $   119
Separate account liabilities (1).......................              $ 1,070    $ 1,070
Net embedded derivatives within liability host
  contracts (3)........................................              $   188    $   188
COMMITMENTS (4)
Commitments to fund private corporate bond
  investments..........................................   $  125     $    --    $    --

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                                                ESTIMATED
                                                          NOTIONAL   CARRYING      FAIR
DECEMBER 31, 2008                                          AMOUNT      VALUE      VALUE
--------------------------------------------------------  --------   --------   ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities...............................              $ 4,325    $ 4,325
Equity securities.......................................              $     7    $     7
Mortgage loans..........................................              $   376    $   373
Policy loans............................................              $    41    $    42
Real estate joint ventures (1)..........................              $     6    $     5
Other limited partnership interests (1).................              $    11    $    11
Short-term investments..................................              $ 1,581    $ 1,581
Other invested assets (2)...............................   $2,146     $   125    $   125
Cash and cash equivalents...............................              $   525    $   525
Accrued investment income...............................              $    54    $    54
Premiums and other receivables (1)......................              $ 3,118    $ 2,742
Separate account assets.................................              $18,517    $18,517
Net embedded derivatives within asset host contracts
  (3)...................................................              $ 2,038    $ 2,038
LIABILITIES
Policyholder account balances (1).......................              $ 5,142    $ 4,403
Payables for collateral under securities loaned and
  other transactions....................................              $   888    $   888
Other liabilities: (1)
  Derivative liabilities................................   $   56     $     3    $     3
  Other.................................................              $    98    $    98
Separate account liabilities (1)........................              $   892    $   892
Net embedded derivatives within liability host contracts
  (3)...................................................              $ 1,075    $ 1,075
COMMITMENTS (4)
Mortgage loan commitments...............................   $    3     $    --    $    (1)
Commitments to fund private corporate bond investments..   $   12     $    --    $    --


--------

   (1) Carrying values presented herein differ from those presented in the balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

   (2) Other invested assets is comprised of freestanding derivatives with positive estimated fair values.

   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. At December 31, 2009, equity securities did not include embedded derivatives. At December 31, 2008, equity securities included embedded derivatives of ($4) million.

   (4) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities and Equity Securities -- When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are assumed to be consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage Loans -- The Company originates mortgage loans principally for investment purposes. These loans are primarily carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Real Estate Joint Ventures and Other Limited Partnership Interests -- Real estate joint ventures and other limited partnership interests included in the preceding tables consist of those investments accounted for using the cost method. The remaining carrying value recognized in the balance sheets represents investments in real estate joint ventures and other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for other limited partnership interests and real estate joint ventures accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at estimated fair value in the balance sheets in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Other Invested Assets -- Other invested assets in the balance sheets are principally comprised of freestanding derivatives with positive estimated fair values and investments in tax credit partnerships. Investments in tax credit partnerships, which are accounted for under the equity method or under the effective yield method, are not financial instruments subject to fair value disclosure. Accordingly, they have been excluded from the preceding table.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the section labeled "Derivatives" which follows.

     Cash and Cash Equivalents -- Due to the short term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the balance sheets are principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, amounts receivable for securities sold but not yet settled, fees and general operating receivables and embedded derivatives related to the ceded reinsurance of certain variable annuity guarantees.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts, which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting, have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     Embedded derivatives recognized in connection with ceded reinsurance of certain variable annuity guarantees are included in this caption in the financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the section labeled "Embedded Derivatives within Asset and Liability Host Contracts" which follows.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the balance sheets. The estimated fair value of separate account assets are based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


accounts are comprised of mutual funds. The estimated fair value of mutual funds is based upon quoted prices or reported NAVs provided by the fund manager. Accounting guidance effective for December 31, 2009 clarified how investments that use NAV as a practical expedient for their fair value measurement are classified in the fair value hierarchy. As a result, the Company has included certain mutual funds in the amount of $29.9 billion in Level 2 of the fair value hierarchy which were previously included in Level 1.

     Policyholder Account Balances -- Policyholder account balances in the tables above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the financial statements but excluded from this caption in the tables above as they are separately presented therein. The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include fixed deferred annuities, fixed term payout annuities, and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit which is determined using publicly available information relating to the Company's claims paying ability.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in its own credit are necessary.

     Other Liabilities -- Other liabilities in the balance sheets are principally comprised of freestanding derivatives with negative estimated fair values; taxes payable; obligations for employee-related benefits; funds withheld under ceded reinsurance contracts and, when applicable, their associated embedded derivatives; and general operating accruals and payables.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- and embedded derivatives within asset and liability host contracts are described in the sections labeled "Derivatives" and "Embedded Derivatives within Asset and Liability Host Contracts" which follow.

     The remaining other amounts included in the table above consist of funds withheld under reinsurance contracts recognized using the deposit method of accounting, which satisfy the definition of financial instruments subject to disclosure. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

     Separate Account Liabilities -- Separate account liabilities included in the table above represent those balances due to policyholders under contracts that are classified as investment contracts. The difference between the separate account liabilities reflected above and the amounts presented in the balance sheets represents those contracts classified as insurance contracts which do not satisfy the criteria of financial instruments for which estimated fair value is to be disclosed.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

     Separate account liabilities, whether related to investment or insurance contracts, are recognized in the balance sheets at an equivalent summary total of the separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized capital gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described above, the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and are assumed to be consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread over the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     Embedded Derivatives within Asset and Liability Host Contracts -- Embedded derivatives principally include certain direct and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit guarantees. GMWB, GMAB and certain GMIB are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net investment gains (losses). These embedded derivatives are classified within policyholder account balances. The fair value for these guarantees are estimated using the present value of future benefits minus the present value of future fees using actuarial and capital

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these guarantees includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB guarantees described in the preceding paragraph to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

     In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIB guarantees that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company. Because the direct guarantee is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct guarantee.

     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in "Fixed Maturity Securities and Equity Securities" and "Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities with changes in estimated fair value recorded in net investment gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     Mortgage Loan Commitments and Commitments to Fund Private Corporate Bond Investments -- The estimated fair values for mortgage loan commitments and commitments to fund private corporate bond investments reflected in the above table represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                                 DECEMBER 31, 2009
                                          --------------------------------------------------------------
                                            FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                          ---------------------------------------------------
                                           QUOTED PRICES IN
                                          ACTIVE MARKETS FOR                      SIGNIFICANT    TOTAL
                                           IDENTICAL ASSETS   SIGNIFICANT OTHER  UNOBSERVABLE  ESTIMATED
                                            AND LIABILITIES   OBSERVABLE INPUTS     INPUTS        FAIR
                                               (LEVEL 1)          (LEVEL 2)        (LEVEL 3)     VALUE
                                          ------------------  -----------------  ------------  ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.............         $ --              $ 2,806          $  139      $ 2,945
  RMBS..................................           --                1,357               9        1,366
  Foreign corporate securities..........           --                  897              70          967
  U.S. Treasury and agency securities...          340                  519              --          859
  CMBS..................................           --                  711               1          712
  ABS...................................           --                  450              59          509
  State and political subdivision
     securities.........................           --                  350               1          351
  Foreign government securities.........           --                   96              --           96
                                                 ----              -------          ------      -------
     Total fixed maturity securities....          340                7,186             279        7,805
                                                 ----              -------          ------      -------
Equity securities:
  Common stock..........................            2                   --              --            2
  Non-redeemable preferred stock........           --                   --               1            1
                                                 ----              -------          ------      -------
     Total equity securities............            2                   --               1            3
                                                 ----              -------          ------      -------
Short-term investments..................          476                  359              --          835
Derivative assets (1)...................            1                   31               3           35
Net embedded derivatives within asset
  host contracts (2)....................           --                   --             724          724
Separate account assets (3).............           --               29,958              --       29,958
                                                 ----              -------          ------      -------
  Total assets..........................         $819              $37,534          $1,007      $39,360
                                                 ====              =======          ======      =======
LIABILITIES
Derivative liabilities (1)..............         $ --              $     6          $   --      $     6
Net embedded derivatives within
  liability host contracts (2)..........           --                   --             188          188
                                                 ----              -------          ------      -------
  Total liabilities.....................         $ --              $     6          $  188      $   194
                                                 ====              =======          ======      =======


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                                 DECEMBER 31, 2008
                                          --------------------------------------------------------------
                                            FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                          ---------------------------------------------------
                                           QUOTED PRICES IN
                                          ACTIVE MARKETS FOR                      SIGNIFICANT    TOTAL
                                           IDENTICAL ASSETS   SIGNIFICANT OTHER  UNOBSERVABLE  ESTIMATED
                                            AND LIABILITIES   OBSERVABLE INPUTS     INPUTS        FAIR
                                               (LEVEL 1)          (LEVEL 2)        (LEVEL 3)     VALUE
                                          ------------------  -----------------  ------------  ---------
                                                                   (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.............        $    --             $1,466          $   65      $ 1,531
  RMBS..................................             --                904               2          906
  Foreign corporate securities..........             --                372              48          420
  U.S. Treasury and agency securities...            365                224              --          589
  CMBS..................................             --                405              --          405
  ABS...................................             --                270              49          319
  State and political subdivision
     securities.........................             --                 73              --           73
  Foreign government securities.........             --                 82              --           82
                                                -------             ------          ------      -------
     Total fixed maturity securities....            365              3,796             164        4,325
                                                -------             ------          ------      -------
Equity securities:
  Non-redeemable preferred stock........             --                 --               7            7
                                                -------             ------          ------      -------
     Total equity securities............             --                 --               7            7
                                                -------             ------          ------      -------
Short-term investments..................             19              1,562              --        1,581
Derivative assets (1)...................              1                124              --          125
Net embedded derivatives within asset
  host contracts (2)....................             --                 --           2,038        2,038
Separate account assets (3).............         18,517                 --              --       18,517
                                                -------             ------          ------      -------
  Total assets..........................        $18,902             $5,482          $2,209      $26,593
                                                =======             ======          ======      =======
LIABILITIES
Derivative liabilities (1)..............        $    --             $    3          $   --      $     3
Net embedded derivatives within
  liability host contracts (2)..........             --                 --           1,075        1,075
                                                -------             ------          ------      -------
  Total liabilities.....................        $    --             $    3          $1,075      $ 1,078
                                                =======             ======          ======      =======



--------

   (1) Derivative assets are presented within other invested assets and derivative liabilities are presented within other liabilities. The amounts are presented gross in the tables above to reflect the presentation in the balance sheets, but are presented net for purposes of the rollforward in the following tables.

   (2) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. At December 31, 2009, equity securities did not include embedded derivatives. At December 31, 2008, equity securities included embedded derivatives of ($4) million.

   (3) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy, based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities; exchange traded common stock and certain short-term money market securities. As it relates to derivatives, this level includes exchange-traded interest rate futures.

     Level 2 This category includes fixed maturity and equity securities priced principally by independent pricing services using observable inputs. Fixed maturity securities classified as Level 2 include most U.S. Treasury and agency securities, as well as the majority of U.S. and foreign corporate securities, RMBS, CMBS, ABS, state and political subdivision securities, and foreign government securities where market quotes are available but are not considered actively traded. Short-term investments included within Level 2 are of a similar nature to these fixed maturity securities. As it relates to derivatives, this level includes derivative instruments utilized by the Company for which the inputs used are observable, including interest rate floors, interest rate caps, foreign currency swaps, credit default swaps, interest rate swaps and equity options. Separate account assets classified within this level are generally similar to those classified within this level for the general account, with the exception of certain mutual funds without readily determinable fair values given prices are not published publicly.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level primarily consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies including: U.S. and foreign corporate securities -- including below investment grade private placements; CMBS; and ABS -- including all of those supported by sub-prime mortgage loans. Equity securities classified as Level 3 securities consist principally of non-redeemable preferred stock of companies that are privately held or of companies for which there has been very limited trading activity or where less price transparency exists around the inputs to the valuation. As it relates to derivatives this category includes credit default swaps with unobservable credit correlations. Embedded derivatives classified within this level include embedded derivatives associated with certain variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for the years ended December 31, 2009 and 2008 is as follows:

                                        FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) (1)
                               --------------------------------------------------------------------------------------------
                                                                               TOTAL REALIZED/UNREALIZED
                                                                              GAINS (LOSSES) INCLUDED IN:
                                                                            ------------------------------     PURCHASES,
                                                                                                 OTHER           SALES,
                                    BALANCE,        IMPACT OF    BALANCE,                    COMPREHENSIVE   ISSUANCES AND
                               DECEMBER 31, 2007  ADOPTION (2)  JANUARY 1,  EARNINGS (3, 4)  INCOME (LOSS)  SETTLEMENTS (5)
                               -----------------  ------------  ----------  ---------------  -------------  ---------------
                                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER
  31, 2009:
Fixed maturity securities:
  U.S. corporate securities..                                      $ 65          $ (17)           $ 18            $ 10
  RMBS.......................                                         2             --              --               7
  Foreign corporate
     securities..............                                        48             (1)             11              12
  CMBS.......................                                        --             (1)              1              --
  ABS........................                                        49             --              15              (6)
  State and political
     subdivision securities..                                        --             --              --               1
                                                                   ----          -----            ----            ----
     Total fixed maturity
       securities............                                      $164          $ (19)           $ 45            $ 24
                                                                   ====          =====            ====            ====
Equity securities:
  Non-redeemable preferred
     stock...................                                      $  7          $  (2)           $  3            $ (7)
                                                                   ----          -----            ----            ----
     Total equity
       securities............                                      $  7          $  (2)           $  3            $ (7)
                                                                   ====          =====            ====            ====
Net derivatives (7)..........                                      $ --          $   1            $ --            $  2
Net embedded derivatives
  (9)........................                                      $963          $(516)           $ --            $ 89

FOR THE YEAR ENDED DECEMBER
  31, 2008:
Fixed maturity securities....         $262            $ --         $262          $ (13)           $(54)           $(32)
Equity securities............         $  4            $ --         $  4          $  --            $ (3)           $ --
Net embedded derivatives
  (6)........................         $175             $95         $270          $ 647            $ --            $ 46
                                  FAIR VALUE MEASUREMENTS
                                     USING SIGNIFICANT
                                UNOBSERVABLE INPUTS (LEVEL
                                          3) (1)
                               ----------------------------
                                 TRANSFER IN
                                 AND/OR OUT      BALANCE,
                               OF LEVEL 3 (6)  DECEMBER 31,
                               --------------  ------------
FOR THE YEAR ENDED DECEMBER
  31, 2009:
Fixed maturity securities:
  U.S. corporate securities..        $63           $139
  RMBS.......................         --              9
  Foreign corporate
     securities..............         --             70
  CMBS.......................          1              1
  ABS........................          1             59
  State and political
     subdivision securities..         --              1
                                    ----           ----
     Total fixed maturity
       securities............        $65           $279
                                    ====           ====
Equity securities:
  Non-redeemable preferred
     stock...................       $ --           $  1
                                    ----           ----
     Total equity
       securities............       $ --           $  1
                                    ====           ====
Net derivatives (7)..........       $ --           $  3
Net embedded derivatives
  (9)........................       $ --           $536

FOR THE YEAR ENDED DECEMBER
  31, 2008:
Fixed maturity securities....        $ 1           $164
Equity securities............        $ 6           $  7
Net embedded derivatives
  (6)........................       $ --           $963


--------

   (1) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

   (2) Impact of adoption of fair value measurement guidance represents the amount recognized in earnings as a change in estimate associated with Level 3 financial instruments held at January 1, 2008. Such amount was offset by a reduction to DAC of $31 million resulting in a net impact of $64 million. This net impact of $64 million along with a $1 million reduction in the estimated fair value of Level 2 freestanding derivatives resulted in a total net impact of adoption of $63 million.

   (3) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains (losses). Impairments charged to earnings are included within net investment gains (losses) which are reported within the earnings caption of total gains (losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains (losses).

   (4) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (5) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (6) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in and/or out of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (7) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



   (8) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

   (9) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

     The table below summarizes both realized and unrealized gains and losses for the years ended December 31, 2009 and 2008 due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                              TOTAL GAINS AND LOSSES
                                                     ----------------------------------------
                                                       CLASSIFICATION OF REALIZED/UNREALIZED
                                                                       GAINS
                                                           (LOSSES) INCLUDED IN EARNINGS
                                                     ----------------------------------------
                                                                          NET
                                                         NET           INVESTMENT
                                                     INVESTMENT          GAINS
                                                       INCOME           (LOSSES)        TOTAL
                                                     ----------      -------------      -----
                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  U.S. corporate securities........................     $ --             $ (17)         $ (17)
  Foreign corporate securities.....................       --                (1)            (1)
  CMBS.............................................       --                (1)            (1)
                                                        ----             -----          -----
     Total fixed maturity securities...............      $--             $ (19)         $ (19)
                                                        ====             =====          =====
Equity securities:
  Non-redeemable preferred stock...................      $--             $  (2)         $  (2)
                                                        ----             -----          -----
     Total equity securities.......................      $--             $  (2)         $  (2)
                                                        ====             =====          =====
Net derivatives....................................      $--             $   1          $   1
Net embedded derivatives...........................      $--             $(516)         $(516)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities..........................      $--             $ (13)         $ (13)
Equity securities..................................      $--             $  --          $  --
Net embedded derivatives...........................      $--             $ 647          $ 647

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The table below summarizes the portion of unrealized gains and losses recorded in earnings for the years ended December 31, 2009 and 2008 for Level 3 assets and liabilities that were still held at December 31, 2009 and 2008, respectively.

                                                       CHANGES IN UNREALIZED GAINS (LOSSES)
                                                      RELATING TO ASSETS AND LIABILITIES HELD
                                                                        AT
                                                            DECEMBER 31, 2009 AND 2008
                                                     ----------------------------------------
                                                                          NET
                                                         NET           INVESTMENT
                                                     INVESTMENT          GAINS
                                                       INCOME           (LOSSES)        TOTAL
                                                     ----------      -------------      -----
                                                                     (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2009:
Fixed maturity securities:
  U.S. corporate securities........................     $ --             $ (17)         $ (17)
  Foreign corporate securities.....................       --                (1)            (1)
  CMBS.............................................       --                (1)            (1)
                                                        ----             -----          -----
     Total fixed maturity securities...............      $--             $ (19)         $ (19)
                                                        ====             =====          =====
Net derivatives....................................      $--             $   1          $   1
Net embedded derivatives...........................      $--             $(510)         $(510)
FOR THE YEAR ENDED DECEMBER 31, 2008:
Fixed maturity securities..........................      $--             $ (12)         $ (12)
Equity securities..................................      $--             $  --          $  --
Net embedded derivatives...........................      $--             $ 649          $ 649


  NON-RECURRING FAIR VALUE MEASUREMENTS

     Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables above. The amounts below relate to certain investments measured at estimated fair value during the period and still held as of the reporting dates.

                                                       FOR THE YEARS ENDED DECEMBER 31,
                              ---------------------------------------------------------------------------------
                                                2009                                      2008
                              ---------------------------------------   ---------------------------------------
                                                ESTIMATED                                 ESTIMATED
                                 CARRYING          FAIR                    CARRYING          FAIR
                              VALUE PRIOR TO   VALUE AFTER     GAINS    VALUE PRIOR TO   VALUE AFTER     GAINS
                                IMPAIRMENT      IMPAIRMENT   (LOSSES)     IMPAIRMENT      IMPAIRMENT   (LOSSES)
                              --------------   -----------   --------   --------------   -----------   --------
                                                                (IN MILLIONS)
Other limited partnership
  interests (1).............        $21             $4         $(17)         $ --            $ --        $ --
Real estate joint ventures
  (2).......................        $ 7             $5         $ (2)          $--             $--         $--


--------

   (1) Other Limited Partnership Interests -- The impaired investments presented above were accounted for using the cost basis. Impairments on these cost basis investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several private equity and debt funds that typically invest primarily in international leveraged buyout funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

       underlying investments of the funds, and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $7 million as of December 31, 2009.

   (2) Real Estate Joint Ventures -- The impaired investments presented above were accounted for using the cost basis. Impairments on these cost basis investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several real estate funds that typically invest primarily in commercial real estate. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds, and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next 2 to 10 years. Unfunded commitments for these investments were $7 million as of December 31, 2009.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  DEFERRED POLICY ACQUISITION COSTS

     Information regarding DAC is as follows:

                                                                           DAC
                                                                      -------------
                                                                      (IN MILLIONS)
Balance at January 1, 2007..........................................      $1,533
  Capitalizations...................................................         556
                                                                          ------
     Subtotal.......................................................       2,089
                                                                          ------
  Less: Amortization related to:
     Net investment gains (losses)..................................          77
     Other expenses.................................................         212
                                                                          ------
       Total amortization...........................................         289
                                                                          ------
  Less: Unrealized investment gains (losses)........................          (6)
                                                                          ------
Balance at December 31, 2007........................................       1,806
  Capitalizations...................................................         717
                                                                          ------
     Subtotal.......................................................       2,523
                                                                          ------
  Less: Amortization related to:
     Net investment gains (losses)..................................         115
     Other expenses.................................................         394
                                                                          ------
       Total amortization...........................................         509
                                                                          ------
  Less: Unrealized investment gains (losses)........................         (68)
                                                                          ------
Balance at December 31, 2008........................................       2,082
  Capitalizations...................................................         727
                                                                          ------
     Subtotal.......................................................       2,809
                                                                          ------
  Less: Amortization related to:
     Net investment gains (losses)..................................        (136)
     Other expenses.................................................         332
                                                                          ------
       Total amortization...........................................         196
                                                                          ------
  Less: Unrealized investment gains (losses)........................          59
                                                                          ------
Balance at December 31, 2009........................................      $2,554
                                                                          ======



     Amortization of DAC is attributed to both investment gains and losses and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC that would have been amortized if such gains and losses had been recognized.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  INSURANCE

  VALUE OF DISTRIBUTION AGREEMENTS

     Information regarding the VODA, which is reported in other assets, is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $160      $164      $166
Amortization..............................................    (5)       (4)       (2)
                                                            ----      ----      ----
Balance at December 31,...................................  $155      $160      $164
                                                            ====      ====      ====



     The estimated future amortization expense allocated to other expenses for the next five years for VODA is $7 million in 2010, $8 million in 2011, $10 million in 2012, $11 million in 2013 and $12 million in 2014.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2009      2008      2007
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $378      $355      $276
Capitalization............................................   122       106       112
Amortization..............................................   (50)      (83)      (33)
                                                            ----      ----      ----
Balance at December 31,...................................  $450      $378      $355
                                                            ====      ====      ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $30.0 billion and $18.5 billion at December 31, 2009 and 2008, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $488 million, $469 million and $423 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     For the years ended December 31, 2009, 2008 and 2007, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                    DECEMBER 31,
                                          ---------------------------------------------------------------
                                                       2009                             2008
                                          ------------------------------   ------------------------------
                                              IN THE             AT            IN THE             AT
                                          EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                          --------------   -------------   --------------   -------------
                                                                   (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value..................     $  15,705             N/A        $   9,721             N/A
Net amount at risk (2)..................     $   1,018 (3)         N/A        $   2,813 (3)         N/A
Average attained age of
  contractholders.......................      62 years             N/A         62 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value..................     $  16,393       $  22,157        $  10,095       $  13,217
Net amount at risk (2)..................     $   2,170 (3)   $   4,158 (4)    $   4,044 (3)   $   6,323 (4)
Average attained age of
  contractholders.......................      63 years        61 years         63 years        61 years



                                                                     DECEMBER 31,
                                                              -------------------------
                                                                 2009           2008
                                                              ----------     ----------
                                                               SECONDARY      SECONDARY
                                                              GUARANTEES     GUARANTEES
                                                              ----------     ----------
                                                                    (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate account)...............    $   1,655      $     795
Net amount at risk (2).....................................    $  34,768 (3)  $  18,728 (3)
Average attained age of policyholders......................     56 years       54 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                           UNIVERSAL AND
                                                                           VARIABLE LIFE
                                                                             CONTRACTS
                                                                           -------------
                                                   ANNUITY CONTRACTS
                                              --------------------------
                                              GUARANTEED     GUARANTEED
                                                 DEATH     ANNUITIZATION     SECONDARY
                                               BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                              ----------   -------------   -------------   -----
                                                                 (IN MILLIONS)
DIRECT:
  Balance at January 1, 2007................     $ 21           $ 17            $  9        $ 47
     Incurred guaranteed benefits...........        7             28              19          54
     Paid guaranteed benefits...............       --             --              --          --
                                                 ----           ----            ----        ----
  Balance at December 31, 2007..............       28             45              28         101
     Incurred guaranteed benefits...........       66            176              24         266
     Paid guaranteed benefits...............      (21)            --              --         (21)
                                                 ----           ----            ----        ----
  Balance at December 31, 2008..............       73            221              52         346
     Incurred guaranteed benefits...........       27             (6)            172         193
     Paid guaranteed benefits...............      (45)            --              --         (45)
                                                 ----           ----            ----        ----
  Balance at December 31, 2009..............     $ 55           $215            $224        $494
                                                 ====           ====            ====        ====
CEDED:
  Balance at January 1, 2007................     $ 21           $ 17            $ --        $ 38
     Incurred guaranteed benefits...........        7             --              --           7
     Paid guaranteed benefits...............       --             --              --          --
                                                 ----           ----            ----        ----
  Balance at December 31, 2007..............       28             17              --          45
     Incurred guaranteed benefits...........       66             55              --         121
     Paid guaranteed benefits...............      (21)            --              --         (21)
                                                 ----           ----            ----        ----
  Balance at December 31, 2008..............       73             72              --         145
     Incurred guaranteed benefits...........       27              2             142         171
     Paid guaranteed benefits...............      (45)            --              --         (45)
                                                 ----           ----            ----        ----
  Balance at December 31, 2009..............     $ 55           $ 74            $142        $271
                                                 ====           ====            ====        ====
NET:
  Balance at January 1, 2007................     $ --           $ --            $  9        $  9
     Incurred guaranteed benefits...........       --             28              19          47
     Paid guaranteed benefits...............       --             --              --          --
                                                 ----           ----            ----        ----
  Balance at December 31, 2007..............       --             28              28          56
     Incurred guaranteed benefits...........       --            121              24         145
     Paid guaranteed benefits...............       --             --              --          --
                                                 ----           ----            ----        ----
  Balance at December 31, 2008..............       --            149              52         201
     Incurred guaranteed benefits...........       --             (8)             30          22
     Paid guaranteed benefits...............       --             --              --          --
                                                 ----           ----            ----        ----
  Balance at December 31, 2009..............     $ --           $141            $ 82        $223
                                                 ====           ====            ====        ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2009      2008
                                                                -------   -------
                                                                  (IN MILLIONS)
Fund Groupings:
  Equity......................................................  $15,056   $11,222
  Balanced....................................................   11,144     4,875
  Bond........................................................    1,251       611
  Money Market................................................      679       712
  Specialty...................................................      514        99
                                                                -------   -------
     Total....................................................  $28,644   $17,519
                                                                =======   =======



7.  REINSURANCE

     The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. Starting in 2004, the Company reinsured up to 75% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for certain individual life insurance policies. Under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits for most new individual life insurance policies and for certain individual life insurance policies the Company reinsures up to 90% of the mortality risk. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to an affiliate.

     The Company reinsures 90% of its new production of fixed annuities to an affiliated reinsurer. The Company also reinsures 100% of the living and death benefit guarantees associated with its variable annuities issued since 2001 to an affiliated reinsurer. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company enters into similar agreements for new or in-force business depending on market conditions.

     The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers and periodically monitors collectibility of reinsurance balances. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which as of December 31, 2009 and 2008, were immaterial.

     The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2009, the Company had $173 million of unsecured unaffiliated reinsurance recoverable balances.

     At December 31, 2009, the Company had $290 million of net unaffiliated ceded reinsurance recoverables. Of this total, $247 million, or 85%, were with the Company's five largest unaffiliated ceded reinsurers, including $130 million of which were unsecured.

     The amounts in the statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                              YEARS ENDED DECEMBER
                                                                      31,
                                                             ---------------------
                                                              2009    2008    2007
                                                             -----   -----   -----
                                                                 (IN MILLIONS)
PREMIUMS:
  Direct premiums..........................................  $ 564   $ 259   $ 188
  Reinsurance assumed......................................     14      15      17
  Reinsurance ceded........................................   (185)   (130)    (51)
                                                             -----   -----   -----
     Net premiums..........................................  $ 393   $ 144   $ 154
                                                             =====   =====   =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Direct universal life and investment-type product policy
     fees..................................................  $ 834   $ 746   $ 627
  Reinsurance assumed......................................    115     196     119
  Reinsurance ceded........................................   (204)   (308)   (178)
                                                             -----   -----   -----
     Net universal life and investment-type product policy
       fees................................................  $ 745   $ 634   $ 568
                                                             =====   =====   =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims..................  $ 807   $ 677   $ 267
  Reinsurance assumed......................................      8      19      18
  Reinsurance ceded........................................   (358)   (312)    (93)
                                                             -----   -----   -----
     Net policyholder benefits and claims..................  $ 457   $ 384   $ 192
                                                             =====   =====   =====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance is as follows:

                                                                 DECEMBER 31, 2009
                                                    ------------------------------------------
                                                     TOTAL
                                                    BALANCE                      TOTAL, NET OF
                                                     SHEET    ASSUMED    CEDED    REINSURANCE
                                                    -------   -------   ------   -------------
                                                                   (IN MILLIONS)
ASSETS:
Premiums and other receivables....................  $ 6,972    $   30   $6,808      $   134
Deferred policy acquisition costs.................    2,554       230     (402)       2,726
                                                    -------    ------   ------      -------
  Total assets....................................  $ 9,526    $  260   $6,406      $ 2,860
                                                    =======    ======   ======      =======
LIABILITIES:
Future policy benefits............................  $ 1,444    $   27   $   --      $ 1,417
Policyholder account balances.....................   10,377        --       --       10,377
Other policyholder funds..........................    1,817     1,393      284          140
Other liabilities.................................    1,428         9    1,273          146
                                                    -------    ------   ------      -------
  Total liabilities...............................  $15,066    $1,429   $1,557      $12,080
                                                    =======    ======   ======      =======




                                                                 DECEMBER 31, 2008
                                                    ------------------------------------------
                                                     TOTAL
                                                    BALANCE                      TOTAL, NET OF
                                                     SHEET    ASSUMED    CEDED    REINSURANCE
                                                    -------   -------   ------   -------------
                                                                   (IN MILLIONS)
ASSETS:
Premiums and other receivables....................  $ 6,604    $   48   $6,375      $   181
Deferred policy acquisition costs.................    2,082       312     (281)       2,051
                                                    -------    ------   ------      -------
  Total assets....................................  $ 8,686    $  360   $6,094      $ 2,232
                                                    =======    ======   ======      =======
LIABILITIES:
Future policy benefits............................  $   890    $   25   $   --      $   865
Policyholder account balances.....................    8,706        --       (2)       8,708
Other policyholder funds..........................    1,666     1,368      168          130
Other liabilities.................................    1,518        10      994          514
                                                    -------    ------   ------      -------
  Total liabilities...............................  $12,780    $1,403   $1,160      $10,217
                                                    =======    ======   ======      =======



     The Company has reinsurance agreements with certain MetLife subsidiaries, including Metropolitan Life Insurance Company ("MLIC"), Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC"), and MetLife

     Reinsurance Company of Vermont ("MRV"). The Company had a reinsurance agreement with Mitsui Sumitomo MetLife Insurance Co., Ltd., an affiliate; however, effective December 31, 2008 this arrangement was modified via a novation as explained in detail below.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the statements of operations is as follows:

                                                              YEARS ENDED DECEMBER
                                                                      31,
                                                             ---------------------
                                                              2009    2008    2007
                                                             -----   -----   -----
                                                                 (IN MILLIONS)
PREMIUMS:
  Reinsurance assumed......................................  $  14   $  15   $  17
  Reinsurance ceded (1)....................................   (164)   (114)    (40)
                                                             -----   -----   -----
     Net premiums..........................................  $(150)  $ (99)  $ (23)
                                                             =====   =====   =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
  Reinsurance assumed......................................  $ 115   $ 196   $ 119
  Reinsurance ceded (1)....................................   (151)   (266)   (152)
                                                             -----   -----   -----
     Net universal life and investment-type product policy
       fees................................................  $ (36)  $ (70)  $ (33)
                                                             =====   =====   =====
OTHER REVENUES:
  Reinsurance assumed......................................  $  --   $  --   $  --
  Reinsurance ceded........................................    198      83      85
                                                             -----   -----   -----
     Net other revenues....................................  $ 198   $  83   $  85
                                                             =====   =====   =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Reinsurance assumed......................................  $   8   $  19   $  18
  Reinsurance ceded (1)....................................   (219)   (249)    (66)
                                                             -----   -----   -----
     Net policyholder benefits and claims..................  $(211)  $(230)  $ (48)
                                                             =====   =====   =====
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
  Reinsurance assumed......................................  $  64   $  57   $  53
  Reinsurance ceded........................................    (32)    (22)     --
                                                             -----   -----   -----
     Net interest credited to policyholder account
       balances............................................  $  32   $  35   $  53
                                                             =====   =====   =====
OTHER EXPENSES:
  Reinsurance assumed......................................  $ 105   $  97   $  39
  Reinsurance ceded........................................     42      15     (19)
                                                             -----   -----   -----
     Net other expenses....................................  $ 147   $ 112   $  20
                                                             =====   =====   =====



--------

   (1) In September 2008, MICC's parent, MetLife, completed a tax-free split-off of its majority owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"). After the split-off, reinsurance transactions with RGA were no longer considered affiliated transactions. For purposes of comparison, the 2008 affiliated transactions with RGA have been removed from the presentation in the table above. Affiliated transactions with RGA at December 31, 2008 include ceded premiums, ceded fees and ceded benefits of $3 million, $8 million and $15 million, respectively, and at December 31, 2007 include ceded premiums, ceded fees and ceded benefits of $3 million, $9 million and $8 million, respectively.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the effect of affiliated reinsurance included in the balance sheets is as follows:

                                                                DECEMBER 31,
                                                    -----------------------------------
                                                          2009               2008
                                                    ----------------   ----------------
                                                    ASSUMED    CEDED   ASSUMED    CEDED
                                                    -------   ------   -------   ------
                                                               (IN MILLIONS)
ASSETS:
Premiums and other receivables....................   $   30   $6,505    $   34   $6,187
Deferred policy acquisition costs.................      230     (399)      312     (279)
                                                     ------   ------    ------   ------
  Total assets....................................   $  260   $6,106    $  346   $5,908
                                                     ======   ======    ======   ======
LIABILITIES:
Future policy benefits............................   $   27   $   --    $   25   $   --
Other policyholder funds..........................    1,393      284     1,368      168
Other liabilities.................................        9    1,143         8      882
                                                     ------   ------    ------   ------
  Total liabilities...............................   $1,429   $1,427    $1,401   $1,050
                                                     ======   ======    ======   ======



     The Company had assumed, under a reinsurance contract, risks related to guaranteed minimum benefit guarantees issued in connection with certain variable annuity products from a joint venture owned by an affiliate of the Company. These risks were retroceded in full to another affiliate under a retrocessional agreement resulting in no impact on net investment gains (losses). Effective December 31, 2008, the retrocession was recaptured by the Company and a novation agreement was executed whereby, the affiliated retrocessionaire assumed the business directly from the joint venture. As a result of this recapture and the related novation, the Company no longer assumes from the joint venture or cedes to the affiliate any risks related to these guaranteed minimum benefit guarantees. Upon the recapture and simultaneous novation, the embedded derivative asset of approximately $626 million associated with the retrocession was settled by transferring the embedded derivative liability associated with the assumption from the joint venture to the new reinsurer. As per the terms of the recapture and novation agreement, the amounts were offset resulting in no net gain or loss. For the years ended December 31, 2008 and 2007, net investment gains (losses) included $170 million and ($113) million, respectively, in changes in fair value of such embedded derivatives. For the years ended December 31, 2008 and 2007, $64 million and $42 million, respectively, of bifurcation fees associated with the embedded derivatives were included in net investment gains (losses).

     The Company has also ceded risks to another affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The embedded derivatives associated with the cessions are included within premiums and other receivables and were assets of $724 million and $2,038 million at December 31, 2009 and 2008, respectively. For the years ended December 31, 2009, 2008 and 2007, net investment gains (losses) included ($1,452) million, $1,681 million, and $363 million, respectively, in changes in fair value of such embedded derivatives, as well as the associated bifurcation fees.

     Effective December 20, 2007, the Company recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by the Company. The recapture resulted in a pre-tax gain of $22 million for the year ended December 31, 2007. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method.

     Effective December 31, 2007, the Company entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance with funds withheld basis. The agreement was amended in 2009 to include policies issued by the Company through December 31, 2009. Certain contractual features of this agreement qualify

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


as embedded derivatives, which are separately accounted for at estimated fair value on the Company's balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and reduced the funds withheld balance by $11 million and $27 million at December 31, 2009 and 2008, respectively. The changes in fair value of the embedded derivatives, included in net investment gains (losses), were ($16) million and $27 million at December 31, 2009 and 2008, respectively. The reinsurance agreement also includes an experience refund provision, whereby some or all of the profits on the underlying reinsurance agreement are returned to MLI-USA from MRV during the first several years of the reinsurance agreement. The experience refund reduced the funds withheld by MLI-USA from MRV by $180 million and $259 million at December 31, 2009 and 2008, respectively, and are considered unearned revenue and amortized over the life of the contract using the same assumption basis as the deferred acquisition cost in the underlying policies. The amortization of the unearned revenue associated with the experience refund was $36 million and $38 million at December 31, 2009 and 2008, respectively, and is included in universal life and investment-type product policy fees in the statement of operations. At December 31, 2009 and 2008, the unearned revenue related to the experience refund was $337 million and $221 million, respectively, and is included in other policyholder funds in the balance sheet.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2009, the Company had $4.0 billion of unsecured affiliated reinsurance recoverable balances.

8.  LONG-TERM DEBT -- AFFILIATED

     At both December 31, 2009 and 2008, the Company had no outstanding long-term debt.

     With prior approval of the Delaware Commissioner of Insurance ("Delaware Commissioner"), in June 2008, the Company repaid a $400 million surplus note to MetLife, and $25 million and $10 million surplus notes to MetLife Investors Group, Inc.

     The Company had no interest expense related to indebtedness for the year ended December 31, 2009. Interest expense related to the Company's indebtedness, included in other expenses, was $13 million and $31 million for the years ended December 31, 2008 and 2007, respectively.

9.  INCOME TAX

     The provision for income tax is as follows:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2009    2008   2007
                                                              -----   -----   ----
                                                                  (IN MILLIONS)
Current:
  Federal...................................................  $   8   $(131)  $ 20
  State and local...........................................     --      --     (1)
                                                              -----   -----   ----
     Subtotal...............................................      8    (131)    19
                                                              -----   -----   ----
Deferred:
  Federal...................................................   (193)    280     85
                                                              -----   -----   ----
Provision for income tax expense (benefit)..................  $(185)  $ 149   $104
                                                              =====   =====   ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported is as follows:

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                              -------------------
                                                               2009   2008   2007
                                                              -----   ----   ----
                                                                 (IN MILLIONS)
Tax provision at U.S. statutory rate........................  $(134)  $174   $129
Tax effect of:
  Tax-exempt investment income..............................    (33)   (21)   (19)
  Prior year tax............................................    (18)    (2)     1
  Assignment fee............................................     --     --     (6)
  Other, net................................................     --     (2)    (1)
                                                              -----   ----   ----
Provision for income tax expense (benefit)..................  $(185)  $149   $104
                                                              =====   ====   ====



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2009   2008
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables........................  $259   $ --
  Net unrealized investment losses................................    18    148
  Loss and credit carryforwards...................................   118     88
  Other...........................................................     2      2
                                                                    ----   ----
                                                                     397    238
                                                                    ----   ----
Deferred income tax liabilities:
  DAC.............................................................   777    617
  Policyholder liabilities and receivables........................    --     64
  Investments, including derivatives..............................    20     21
                                                                    ----   ----
                                                                     797    702
                                                                    ----   ----
Net deferred income tax liability.................................  $400   $464
                                                                    ====   ====



     Net operating loss carryforwards amount to $134 million at December 31, 2009 and will expire beginning in 2028. Capital loss carryforwards amount to $64 million at December 31, 2009 and will expire beginning in 2011. Tax credit carryforwards amount to $49 million at December 31, 2009 and will expire beginning in 2017.

     The Company has not established a valuation allowance against the deferred tax asset of $18 million recognized in connection with unrealized losses at December 31, 2009. A valuation allowance was not considered necessary based upon the Company's intent and ability to hold such securities until their recovery or maturity and the existence of tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     The Company participates in a tax sharing agreement with MICC. Under this agreement current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


federal tax expense. Pursuant to this tax sharing agreement, the amounts due to affiliates include $14 million for 2009 and the amounts due from affiliates include $137 million and $17 million for 2008 and 2007, respectively.

     Pursuant to Internal Revenue Service ("IRS") rules, MICC and its subsidiaries, including the Company, are excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of MICC. In 2011, MICC and its subsidiaries, including the Company, are expected to join the consolidated return and become a party to the MetLife tax sharing agreement. Accordingly, the Company's losses will be eligible to be included in the consolidated return and the resulting tax savings to MetLife will generate a payment to the Company for the losses used.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003. The IRS exam of the next audit cycle, years 2003 to 2005, is expected to begin in early 2010.

     The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2009 and 2008, the Company recognized an income tax benefit of $50 million and $21 million, respectively, related to the separate account DRD. The 2009 benefit included a benefit of $17 million related to a true-up of the prior year tax return.

10.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company and certain of its affiliates have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                       DECEMBER
                                                                         31,
                                                                     -----------
                                                                     2009   2008
                                                                     ----   ----
                                                                         (IN
                                                                      MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments...........   $ 2    $ 1
  Premium tax offsets currently available for paid assessments.....     1     --
                                                                      ---    ---
                                                                       $3    $ 1
                                                                      ===    ===
Other Liabilities:
  Insolvency assessments...........................................    $3    $ 1
                                                                      ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2009, 2008 and 2007.

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $439 million and $452 million at December 31, 2009 and 2008, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were less than $1 million and $3 million at December 31, 2009 and 2008, respectively.

  COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $125 million and $12 million at December 31, 2009 and 2008, respectively.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company had no liability for indemnities, guarantees and commitments at both December 31, 2009 and 2008.

11.  EQUITY

  CAPITAL CONTRIBUTIONS

     The Company received cash contributions of $575 million, $985 million and $250 million from MICC during the years ended December 31, 2009, 2008 and 2007, respectively.

  STATUTORY EQUITY AND INCOME

     The Company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Delaware Department of Insurance has adopted Statutory Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Delaware. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance contracts and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

     Statutory net loss of the Company, a Delaware domiciled insurer, was $24 million, $482 million and $1,106 million for the years ended December 31, 2009, 2008 and 2007, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $1,406 million and $761 million at December 31, 2009 and 2008, respectively.

  DIVIDEND RESTRICTIONS

     Under Delaware State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MICC as long as the amount of the dividend, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). The Company will be permitted to pay a dividend to MICC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2009, 2008 and 2007, the Company did not pay dividends to MICC. Because the Company's statutory unassigned funds surplus was negative as of December 31, 2009, the Company cannot pay any dividends in 2010 without prior regulatory approval.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2009, 2008 and 2007 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2009    2008   2007
                                                              -----   -----   ----
                                                                  (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year......................................................  $ 433   $(494)  $(27)
Income tax effect of holding gains (losses).................   (153)    173      9
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
     income.................................................     11      28     12
  Amortization of premiums and accretion of discounts
     associated with investments............................    (16)    (11)    (2)
  Income tax effect.........................................      2      (6)    (3)
Allocation of holding (gains) losses on investments relating
  to other policyholder amounts.............................    (59)     68      6
Income tax effect of allocation of holding (gains) losses to
  other policyholder amounts................................     21     (24)    (2)
                                                              -----   -----   ----
Other comprehensive income (loss)...........................  $ 239   $(266)  $ (7)
                                                              =====   =====   ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

12.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                              YEARS ENDED DECEMBER
                                                                      31,
                                                             ---------------------
                                                              2009    2008    2007
                                                             -----   -----   -----
                                                                 (IN MILLIONS)
Compensation...............................................  $  86   $  74   $  66
Commissions................................................    624     546     432
Affiliated interest expense on debt........................     --      13      31
Affiliated interest costs on ceded reinsurance.............     47      35     (22)
Amortization of DAC........................................    196     509     289
Capitalization of DAC......................................   (727)   (717)   (556)
Insurance tax..............................................     29      24      20
Other......................................................    358     328     277
                                                             -----   -----   -----
  Total other expenses.....................................  $ 613   $ 812   $ 537
                                                             =====   =====   =====



  Amortization and Capitalization of DAC

     See Note 5 for a rollforward of DAC including impacts of amortization and capitalization.

  Affiliated Expenses

     Commissions, amortization of DAC and capitalization of DAC include the impact of affiliated reinsurance transactions.

     See Notes 7, 8 and 13 for discussion of affiliated expenses included in the table above.

13.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a master service agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $188 million, $133 million and $149 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $91 million, $83 million and $76 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into marketing agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $151 million, $152 million and $121 million, included in other expenses, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a distribution service agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate MDC for the sale and servicing of such insurance products in accordance with

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


the terms of the agreement. MDC charged the Company $384 million, $307 million and $379 million, included in other expenses, for the years ended December 31, 2009, 2008 and 2007, respectively. In addition, the Company has entered into service agreements with MDC, in which the Company agrees to provide certain administrative services to MDC. MDC agrees to compensate the Company for the administrative services provided in accordance with the terms of the agreements. The Company received fee revenue of $39 million, $32 million and $36 million, included in other revenues, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company has entered into a global service agreement with MetLife Services and Solutions, LLC ("MetLife Services") which provides financial control and reporting processes, as well as procurement services to support the activities of the Company. MetLife Services charged the Company $1 million and less than $1 million, included in other expenses, for services performed under the global service agreement for the years ended December 31, 2009 and 2008, respectively. The Company did not incur any such expenses for the year ended December 31, 2007.

     The Company has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the Company. Under the terms of the agreement, the net profit or loss of the Advisors is allocated to the Company resulting in revenue of $59 million, $60 million and $62 million, included in universal life and investment-type product policy fees, for the years ended December 31, 2009, 2008 and 2007, respectively.

     The Company had net receivables from affiliates of $69 million and $108 million at December 31, 2009 and 2008, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 7. See Notes 2 and 7 for additional related party transactions.

14.  SUBSEQUENT EVENT

     The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2009 financial statements.

                                    PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a. Financial Statements


The following financial statements of the Separate Account are included in Part B hereof:


1. Report of Independent Registered Public Accounting Firm.


2. Statements of Assets and Liabilities as of December 31, 2009.

3. Statements of Operations for the year ended December 31, 2009.

4. Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008.

5. Notes to the Financial Statements.


The following financial statements of the Company are included in Part B hereof:


1. Report of Independent Registered Public Accounting Firm.


2. Balance Sheets as of December 31, 2009 and 2008.

3. Statements of Operations for the years ended December 31, 2009, 2008 and
2007.

4. Statements of Stockholder's Equity for the years ended December 31, 2009, 2008 and 2007.

5. Statements of Cash Flows for the years ended December 31, 2009, 2008 and
2007.

6. Notes to the Financial Statements.


b. Exhibits

1. Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004)(3)

2.             Not Applicable.

3.  (i)        Principal Underwriter's and Selling Agreement (effective
               January 1, 2001)(3)

    (ii) Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(3)

    (iii)      Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC))(5)

    (iv)       Agreement and Plan of Merger (12-01-04) (MLIDC into GAD)(6)


4.  (i)        Draft Form of Individual Single Premium Deferred Variable
               Annuity Contract (10)

    (ii)       Draft Form of Contract Schedule (10)

5.             Form of Variable Annuity Application (10)


6.  (i)        Copy of Restated Articles of Incorporation of the Company(3)

    (ii)       Copy of the Bylaws of the Company(3)

    (iii) Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79 (4)

    (iv) Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80 (3)

    (v) Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85 (3)

    (vi) Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84 (3)

    (vii) Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94 (3)

    (viii) Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company (name change to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00 (3)

7.  (i)        Reinsurance Agreement between MetLife Investors USA Insurance
               Company and Metropolitan Life Insurance Company(2)

    (ii) Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter Reassurance Company, Ltd.(2)

     (iii) Reinsurance Agreement and Administrative Services Agreement between MetLife Investors USA Insurance Company and Metropolitan Life Insurance Company (effective January 1,
                2006) (8)

8.   (i)        Participation Agreement Among Met Investors Series Trust, Met
                Investors Advisory Corp., MetLife Investors Distribution
                Company and MetLife Investors USA Insurance Company (effective
                2-12-01) (3)

     (ii) Participation Agreement Among Variable Insurance Products Funds, Fidelity Distribution Corporation and MetLife Investors USA Insurance Company (effective 11-01-05) and Sub-License Agreement between Fidelity Distributors Corporation and MetLife Investors USA Insurance Company (effective
                11-01-05) (9)


9.              Opinion and Consent of Counsel (10)

10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)


11.             Not Applicable.

12.             Not Applicable.

13. Powers of Attorney for Michael K. Farrell, Jay S. Kaduson, Susan A. Buffum, Paul A. Sylvester, Richard C. Pearson, Elizabeth M. Forget, George Foulke, Bennett D. Kleinberg, James J. Reilly and Jeffrey A. Tupper. (filed herewith)

(1) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

(2)             incorporated herein by reference to Registrant's
                Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 30, 2003.

(3)             incorporated herein by reference to Registrant's
                Post-Effective Amendment No. 6 to Form N-4 (File Nos.
                333-54464 and 811-03365) filed electronically on July 15, 2004.

(4) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4/A (File Nos. 333-127553 and 811-03365) filed electronically on September 15, 2005.

(5)             incorporated herein by reference to Registrant's
                Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

(6)             incorporated herein by reference to Registrant's
                Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.

(7)             incorporated herein by reference to Registrant's
                Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on October 31, 2007.

(8)             incorporated herein by reference to Registrant's
                Post-Effective Amendment No. 31 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 15, 2008.

(9)             incorporated herein by reference to Registrant's
                Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-125756 and 811-03365) filed electronically on April 24, 2006.


(10)            incorporated herein by reference to Registrant's
                Pre-Effective Amendment No. 1 on Form N-4 (File Nos. 333-161443 and 811-03365) filed electronically on October 30, 2009.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal Business Address  Positions and Offices with Depositor
-----------------------------------  -------------------------------------------
  Michael K. Farrell                 Chairman of the Board, President and
  10 Park Avenue                     Chief Executive Officer
  Morristown, NJ 07962

Name and Principal Business Address  Positions and Offices with Depositor
-----------------------------------  -------------------------------------------

  Susan A. Buffum                    Director
  10 Park Avenue
  Morristown, NJ 07962

  James J. Reilly                    Vice President-Finance
  501 Boylston Street
  Boston, MA 02116

  Jay S. Kaduson                     Director and Vice President
  10 Park Avenue
  Morristown, NY 07962

  Bennett D. Kleinberg               Director and Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910

  Elizabeth M. Forget                Director and Executive Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  George Foulke                      Director
  334 Madison Avenue
  Covenant Station, NJ 07961

  Paul A. Sylvester                  Director
  10 Park Avenue
  Morristown, NJ 07962

  Kevin J. Paulson                   Senior Vice President
  4700 Westown Parkway
  Suite 200
  West Des Moines, IA 50266

  Richard C. Pearson                 Director, Vice President, Associate General
  5 Park Plaza                       Counsel and Secretary
  Suite 1900
  Irvine, CA 92614

  Jeffrey A. Tupper                  Director and Assistant Vice President
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Debora L. Buffington               Vice President, Director of Compliance
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Betty E. Davis                     Vice President
  1125 17th Street
  Suite 800
  Denver, CO 80202

  Thomas G. Hogan, Jr.               Vice President
  400 Atrium Drive
  Somerset, NJ 08837

  Enid M. Reichert                   Vice President, Appointed Actuary
  501 Route 22
  Bridgewater, NJ 08807

  Jonathan L. Rosenthal              Vice President, Chief Hedging Officer
  10 Park Avenue
  Morristown, NJ 07962

  Christopher A. Kremer              Vice President
  501 Boylston Street
  Boston, MA 02116

  Marian J. Zeldin                   Vice President
  300 Davidson Avenue
  Somerset, NJ 08873

Name and Principal Business Address  Positions and Offices with Depositor
-----------------------------------  ------------------------------------------

  Karen A. Johnson                   Vice President
  501 Boylston Street
  Boston, MA 02116

  Roberto Baron                      Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Paul L. LeClair                    Vice President
  501 Boylston Street
  Boston, MA 02116

  Gregory E. Illson                  Vice President
  501 Boylston Street
  Boston, MA 02116

  George Luecke                      Vice President, Annuity Finance
  1095 Avenue of the Americas
  New York, NY 10036

  Lisa S. Kuklinski                  Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Jeffrey P. Halperin                Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Steven J. Goulart                  Treasurer
  1095 Avenue of the Americas
  New York, NY 10036

  Mark S. Reilly                     Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910

  Gene L. Lunman                     Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910

  Robert L. Staffier                 Vice President
  501 Boylston Street
  Boston, MA 02116

  Robert E. Sollmann, Jr.            Executive Vice President
  1095 Avenue of the Americas
  New York, NY 10036


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

   The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Insurance Company of Connecticut which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2009

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2009. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Affiliated Insurance Agency LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

G.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

H.    MetLife Securities, Inc. (DE)

I.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

J.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

K.    MetLife Investors Insurance Company (MO)

L.    First MetLife Investors Insurance Company (NY)

M.    Walnut Street Securities, Inc. (MO)

N.    Newbury Insurance Company, Limited (Bermuda)

O.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

P.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9.    MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil)

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Singapore)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., LTD. (Japan)


            c)    MetLife Limited (Hong Kong)


      20.   MetLife NC Limited (Ireland)


      21.   MetLife Europe Services Limited (Ireland)


      22.   Metropolitan Realty Management, Inc. (DE)

            a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by
               Metropolitan Realty Management, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

            b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by
               Metropolitan Realty Management, Inc. and 2% is owned by MetLife International Holdings, Inc.

            c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan
               Realty Management, Inc. and 1.29459% is owned by MetLife International Holdings, Inc.

               1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                    a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

               2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      23.   MetLife International Limited, LLC (DE)

      24. MetLife Planos Odontologicos Ltda. (Brazil) 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      25.   MetLife Global Holdings Corporation (Mexico)

      26.   MetLife Ireland Holdings One Limited (Ireland)

      27.   MetLife Ireland Holdings Two Limited (Ireland)

Q.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   Metropolitan Marine Way Investments Limited (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   Bond Trust Account A (MA)

      19.   MetLife Investments Asia Limited (Hong Kong).

      20. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      21. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      22.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      23.   GenAmerica Financial, LLC (DE)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

      24.   Corporate Real Estate Holdings, LLC (DE)

      25. Ten Park SPC (Caman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      26.   MetLife Tower Resources Group, Inc. (DE)

      27.   Headland - Pacific Palisades, LLC (CA)

      28. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      29.   Krisman, Inc. (MO)

      30.   Special Multi-Asset Receivables Trust (DE)

      31.   White Oak Royalty Company (OK)

      32.   500 Grant Street GP LLC (DE)

      33. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      34.   MetLife Canada/MetVie Canada (Canada)

      35.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      36.   Euro CL Investments LLC (DE)

      37.   MEX DF Properties, LLC (DE)

      38. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      39.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      40.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      41.   MLIC Asset Holdings, LLC (DE)

      42.   85 Broad Street Mezzanine LLC (CT)

            (a)   85 Broad Street LLC (DE)

      43.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            (a)   The Building at 575 Fifth LLC (DE)

      44. CML Columbia Park Fund I LLC (DE)- 24% of membership interest is held by MetLife Insurance Company of Connecticut, 76% of membership interest is held by Metropolitan Life Insurance Company.

R.    MetLife Capital Trust IV (DE)

S. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

            b)    ML/VCC Gilroy, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   Tribeca Distressed Securities, L.L.C. (DE)

      18.   MetLife Investors USA Insurance Comapny (DE)

      19.   TLA Holdings II LLC (DE)

      20.   TLA Holdings III (DE)

T.    MetLife Reinsurance Company of South Carolina (SC)

U.    MetLife Investment Advisors Company, LLC (DE)

V.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

W.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


X.    SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

Y.    MetLife Capital Trust X (DE)

Z.    Cova Life Management Company (DE)

AA.   MetLife Reinsurance Company of Charleston (SC)


1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

ITEM 27. NUMBER OF CONTRACT OWNERS


    As of January 31, 2010, there were 385 qualified contract owners and 73 non-qualified contract owners of MetLife Growth and Guaranteed Income contracts.


ITEM 28. INDEMNIFICATION

   The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in Metlife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

   A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

Met Investors Series Trust
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One

MetLife Investors Variable Life Account One

First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account I
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL BUSINESS ADDRESS POSITIONS AND OFFICES WITH UNDERWRITER
----------------------------------- -----------------------------------------------------
Michael K. Farrell                  Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                    Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                  Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                   President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                 Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                     Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614

Richard C. Pearson                  Executive Vice President, General Counsel and
5 Park Plaza, Suite 1900            Secretary
Irvine, CA 92614

Peter Gruppuso                      Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Douglas P. Rodgers                  Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers                      Senior Vice President, National Sales Manager,
1300 Hall Boulevard                 Independent Planners and Insurance Advisors
Bloomfield, CT 06002

Jeffrey A. Barker                   Senior Vice President, Channel Head-Independent
1 MetLife Plaza                     Accounts
27-01 Queens Plaza North
Long Island City, NY 11101

Andrew Aiello                       Senior Vice President, Channel Head-National Accounts
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jay S. Kaduson                      Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Steven J. Goulart                   Treasurer
1095 Avenue of the Americas
New York, NY 10036

Debora L. Buffington                Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                       Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

NAME AND PRINCIPAL BUSINESS ADDRESS POSITIONS AND OFFICES WITH UNDERWRITER
----------------------------------- -----------------------------------------------------

Paul M. Kos                         Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Cathy Sturdivant                    Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                    Vice President
1095 Avenue of the Americas
New York, NY 10036


     (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                 (1)                          (2)             (3)          (4)         (5)
                                        Net Underwriting
                                         Discounts And   Compensation   Brokerage     Other
Name of Principal Underwriter             Commissions    On Redemption Commissions Compensation
-----------------------------           ---------------- ------------- ----------- ------------
MetLife Investors Distribution Company    $444,461,790        $0           $0           $0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

   The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

   (a) Registrant

   (b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

   (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110

   (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

   (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

   (f) MetLife, 18210 Crane Nest Dr., Tampa, FL 33647

   (g) MetLife, 501 Boylston Street, Boston, MA 02116

   (h) MetLife, 200 Park Avenue, New York, NY 10166

   (i) MetLife, 1125 17th Street, Denver, CO 80202


   (j) Fidelity 82 Devonshire Street, Boston, MA 02109


ITEM 31. MANAGEMENT SERVICES

   Not Applicable.

ITEM 32. UNDERTAKINGS

   a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

   b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   c. Registrant hereby undertakes to deliver any Statement of Additional

Information and any financial statement required to be made available under this Form promptly upon written or oral request.

                                REPRESENTATIONS

   MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the city of Irvine, and state of California, on this 23rd day of April, 2010.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
(Registrant)


By: METLIFE INVESTORS USA INSURANCE COMPANY

By: /s/ Richard C. Pearson
    ------------------------------------
    Richard C. Pearson
    Vice President and Associate General Counsel


METLIFE INVESTORS USA INSURANCE COMPANY
(Depositor)

By: /s/ Richard C. Pearson
    ------------------------------------
    Richard C. Pearson
    Vice President and Associate General Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 23, 2010.

/s/ Michael K. Farrell*                    Chairman of the Board, President and
----------------------------------------   Chief Executive Officer
Michael K. Farrell


/s/ James J. Reilly*                       Vice President-Finance
----------------------------------------   (principal financial officer and
James J. Reilly                            principal accounting officer)


/s/ Susan A. Buffum*                       Director
----------------------------------------
Susan A. Buffum


/s/ Jay S. Kaduson*                        Director and Vice President
----------------------------------------
Jay S. Kaduson


/s/ Bennett D. Kleinberg*                  Director and Vice President
----------------------------------------
Bennett D. Kleinberg


/s/ Elizabeth M. Forget*                   Director and Executive Vice President
----------------------------------------
Elizabeth M. Forget


/s/ George Foulke*                         Director
----------------------------------------
George Foulke


/s/ Paul A. Sylvester*                     Director
----------------------------------------
Paul A. Sylvester


/s/ Richard C. Pearson*                    Director, Vice President, Associate
----------------------------------------   General Counsel and Secretary
Richard C. Pearson


/s/ Jeffrey A. Tupper*                     Director and Assistant Vice President
----------------------------------------
Jeffrey A. Tupper


     *By: /s/ Michele H. Abate
          -----------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 23, 2010

* MetLife Investors USA Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

10     Consent of Independent Registered Accounting Firm (Deloitte & Touche LLP)

13     Powers of Attorney for MetLife Investors USA Insurance Company